UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149
                                   ---------

                            FRANKLIN TAX-FREE TRUST
                            -----------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
            (Address of  principal executive offices) (Zip code)

       CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 2/28
                         ----

Date of reporting period: 8/31
                          ----

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                           AUGUST 31, 2005
--------------------------------------------------------------------------------

                                                     Franklin Alabama
                                                     Tax-Free Income Fund

                                                     Franklin Florida
                                                     Tax-Free Income Fund

                                                     Franklin Georgia
                                                     Tax-Free Income Fund

                                                     Franklin Kentucky
                                                     Tax-Free Income Fund

                                                     Franklin Louisiana
                                                     Tax-Free Income Fund

                                                     Franklin Maryland
                                                     Tax-Free Income Fund

                                                     Franklin Missouri
                                                     Tax-Free Income Fund

                                                     Franklin North Carolina
                                                     Tax-Free Income Fund

                                                     Franklin Virginia
                                                     Tax-Free Income Fund

--------------------------------------------------------------------------------
      SEMIANNUAL REPORT AND SHAREHOLDER LETTER      |      TAX-FREE INCOME
--------------------------------------------------------------------------------

                                                     WANT TO RECEIVE
                                                     THIS DOCUMENT
                                                     FASTER VIA EMAIL?
               FRANKLIN TAX-FREE TRUST
                                                     Eligible shareholders can
                                                     sign up for eDelivery at
                                                     franklintempleton.com.
                                                     See inside for details.

--------------------------------------------------------------------------------

                                  [LOGO](R)
                              FRANKLIN TEMPLETON
                                 INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              FRANKLIN TEMPLETON INVESTMENTS

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

                                    CONTENTS

SHAREHOLDER LETTER .......................................................    1

SPECIAL FEATURE:

Understanding Interest Rates .............................................    4

SEMIANNUAL REPORT

Municipal Bond Market Overview ...........................................    7

Investment Strategy and Manager's Discussion .............................    9

Franklin Alabama Tax-Free Income Fund ....................................   10

Franklin Florida Tax-Free Income Fund ....................................   17

Franklin Georgia Tax-Free Income Fund ....................................   25

Franklin Kentucky Tax-Free Income Fund ...................................   32

Franklin Louisiana Tax-Free Income Fund ..................................   39

Franklin Maryland Tax-Free Income Fund ...................................   46

Franklin Missouri Tax-Free Income Fund ...................................   54

Franklin North Carolina Tax-Free Income Fund .............................   61

Franklin Virginia Tax-Free Income Fund ...................................   68

Financial Highlights and Statements of Investments .......................   75

Financial Statements .....................................................  138

Notes to Financial Statements ............................................  149

Shareholder Information ..................................................  163

--------------------------------------------------------------------------------

SEMIANNUAL REPORT

MUNICIPAL BOND MARKET OVERVIEW

For the six-month period ended August 31, 2005, the fixed income markets continued to deliver positive performance despite record high oil prices, fears of inflation, concerns about the dollar, and mixed economic releases. The U.S. Treasury market continued to experience strong support from foreign buyers seeking yield. Municipal bonds, which have domestic tax advantages, underperformed U.S. Treasury bonds, as the Lehman Brothers Municipal Bond Index returned 2.85% for the period, while the Lehman Brothers U.S. Treasury Index returned 3.51%.(1)

During this reporting period, short-term interest rates steadily increased while long-term interest rates experienced minor volatility. The Federal Reserve Board remained on track and raised the federal funds target rate from 2.50% to 3.50% in four successive moves during the period under review. The Treasury yield curve, which illustrates rates for Treasuries with short to long maturities, flattened somewhat as short-term rates went up and longer-maturity Treasury rates declined. Over the six-month period, the 10-year Treasury bond yield declined 34 basis points (100 basis points equal one percentage point), while the 30-year Treasury bond yield decreased 36 basis points. The 10-year Treasury yielded 4.02% and the 30-year Treasury yielded 4.26% on August 31, 2005. According to Municipal Market Data, 10-year municipal bond yields decreased 2 basis points while 30-year yields decreased 20 basis points.(2) Consequently, long-maturity municipal bonds continued to outperform intermediates.

(1) Source: Lehman Brothers Inc. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued. The index excludes Treasury bills (because of the maturity constraint), flower bonds, targeted investor notes (TINs), and state and local government series (SLGS) bonds, STRIPS and Treasury Inflation-Protected Securities (TIPS).

(2)   Source: Thomson Financial.


                                                           Semiannual Report | 7

Although state tax revenues improved in the first quarter of 2005 by a surprising 11.7%, municipal issuance grew.(3) Motivated by the relatively low interest rate environment, municipalities sought to refinance existing debt or borrow for capital improvement, which resulted in rising issuance during the first half of 2005. Just as homebuyers seek the lowest mortgage rates, municipalities borrow money when interest rates are low. Thus, over the past two years, municipalities have issued more bonds to lock in lower rates. Municipalities issued more than $359 billion in new debt during 2004.(4) Continuing this trend, year-to-date through August 2005, issuance was approximately $276 billion.(4) Demand for municipal bonds remained strong as investors found municipal bonds offered attractive taxable equivalent yields. Healthy demand came from a wide range of traditional buyers including mutual funds, individuals and property and casualty companies, as well as crossover buyers. Crossover buyers typically invest in taxable securities, but they enter the tax-exempt market when municipal bond valuations are attractive.

(3)   Source: Merrill Lynch, FIXED INCOME STRATEGY, 6/20/05.

(4)   Source: THE BOND BUYER.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF AUGUST 31, 2005. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


8 | Semiannual Report

INVESTMENT STRATEGY AND MANAGER'S DISCUSSION

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

The mixture of our value-oriented philosophy of investing primarily for income and a relatively steep municipal yield curve compared to Treasuries favored the use of longer-term bonds. Consequently, we sought to remain fully invested in bonds that ranged from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 9

FRANKLIN ALABAMA TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Alabama Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Alabama personal income taxes as is consistent with prudent investing while seeking preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Alabama Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                               % OF TOTAL
RATINGS                                                  LONG-TERM INVESTMENTS**
--------------------------------------------------------------------------------
AAA                                                              62.5%
--------------------------------------------------------------------------------
A                                                                 2.6%
--------------------------------------------------------------------------------
BBB                                                               9.5%
--------------------------------------------------------------------------------
Below Investment Grade                                            0.8%
--------------------------------------------------------------------------------
Not Rated by S&P                                                 24.6%
--------------------------------------------------------------------------------

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                              MOODY'S   INTERNAL
AAA or Aaa                             23.3%       0.1%
BBB or Baa                              1.2%        --
-------------------------------------------------------
Total                                  24.5%       0.1%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Alabama Tax-Free Income Fund's semiannual report for the period ended August 31, 2005.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields fell, bond prices rose for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, increased from $11.61 on February 28, 2005, to $11.63 on August 31, 2005. The Fund's Class A shares

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 77.


10 | Semiannual Report

DIVIDEND DISTRIBUTIONS(2)
Franklin Alabama Tax-Free Income Fund
3/1/05-8/31/05

--------------------------------------------------------------------------------
                                                        DIVIDEND PER SHARE
                                                  ------------------------------
MONTH                                               CLASS A            CLASS C
--------------------------------------------------------------------------------
March                                              4.21 cents         3.65 cents
--------------------------------------------------------------------------------
April                                              4.21 cents         3.65 cents
--------------------------------------------------------------------------------
May                                                4.21 cents         3.65 cents
--------------------------------------------------------------------------------
June                                               4.21 cents         3.69 cents
--------------------------------------------------------------------------------
July                                               4.21 cents         3.69 cents
--------------------------------------------------------------------------------
August                                             4.21 cents         3.69 cents
================================================================================
TOTAL                                             25.26 CENTS        22.02 CENTS
--------------------------------------------------------------------------------

paid dividends totaling 25.26 cents per share for the same period.(2) The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.11% based on an annualization of the current 4.16 cent per share dividend and the maximum offering price of $12.15 on August 31, 2005. An investor in the 2005 maximum combined federal and Alabama personal income tax bracket of 38.25% would need to earn a distribution rate of 6.66% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

Alabama's economy recovered significantly in 2004 following declines in fiscal years 2001 and 2002 and minimal growth in 2003. Personal income growth rebounded and unemployment stabilized. Although Alabama's economic base shifted from manufacturing to services and trade, manufacturing remained vital to the state's overall economic health. Within manufacturing, the automotive industry boosted the state's economy by creating more jobs, but these were not enough to fully offset employment declines in other industries.

A combination of higher tax collections and federal medical assistance led to increased state revenues in fiscal year 2004. However, Alabama faced significant fiscal challenges as expenditures, most notably Medicaid, outpaced revenue sources. Recently, the state's general fund has partly been supported

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


                                                          Semiannual Report | 11

PORTFOLIO BREAKDOWN
Franklin Alabama Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
General Obligation                                                         23.8%
--------------------------------------------------------------------------------
Prerefunded                                                                19.0%
--------------------------------------------------------------------------------
Utilities                                                                  15.9%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     14.7%
--------------------------------------------------------------------------------
Higher Education                                                            7.5%
--------------------------------------------------------------------------------
Tax-Supported                                                               5.9%
--------------------------------------------------------------------------------
Corporate-Backed                                                            5.7%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        4.5%
--------------------------------------------------------------------------------
Transportation                                                              2.2%
--------------------------------------------------------------------------------
Housing                                                                     0.8%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

by the use of nonrecurring revenues such as federal fiscal relief funds and rainy day funds to balance operations. The state's total debt ratio was moderate at roughly $500 per capita.(3)

Alabama's AA credit rating and stable outlook, by independent credit rating agency Standard & Poor's (S&P), was largely the result of the state's history of strong legal and constitutional provisions designed to keep municipal debt levels low, its growing and increasingly diversified economic base, and S&P's expectations of a continued economic rebound.(4)

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Alabama Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

(3) Source: Standard & Poor's, "Research: Alabama; Tax Secured, General Obligation," RATINGSDIRECT, 2/1/05.

(4)   This does not indicate S&P's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


12 | Semiannual Report

PERFORMANCE SUMMARY AS OF 8/31/05

FRANKLIN ALABAMA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRALX)                           CHANGE     8/31/05     2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.02      $11.63      $11.61
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                       $0.2526
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FALEX)                           CHANGE     8/31/05     2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.02      $11.72      $11.70
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                       $0.2202
--------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

-------------------------------------------------------------------------------------------------
CLASS A                                      6-MONTH               1-YEAR     5-YEAR     10-YEAR
-------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                     +2.41%               +5.06%    +33.73%     +70.19%
-------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                 -1.98%               +0.62%     +5.06%      +5.01%
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                                 -0.57%     +5.11%      +4.88%
-------------------------------------------------------------------------------------------------
    Distribution Rate(4)                                  4.11%
-------------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)               6.66%
-------------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                          3.10%
-------------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                           5.02%
-------------------------------------------------------------------------------------------------
CLASS C                                      6-MONTH               1-YEAR     5-YEAR     10-YEAR
-------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                     +2.10%               +4.44%    +30.20%     +61.40%
-------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                 +1.10%               +3.44%     +5.42%      +4.90%
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                                 +2.21%     +5.46%      +4.77%
-------------------------------------------------------------------------------------------------
    Distribution Rate(4)                                  3.73%
-------------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)               6.04%
-------------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                          2.69%
-------------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                           4.36%
-------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 13

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(4) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/05.

(5) Taxable equivalent distribution rate and yield assume the published rates as of 6/3/05 for the maximum combined federal and Alabama personal income tax bracket of 38.25%, based on the federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/05.


14 | Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN ALABAMA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 15

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT       ENDING ACCOUNT       EXPENSES PAID DURING
CLASS A                                        VALUE 2/28/05         VALUE 8/31/05       PERIOD* 2/28/05-8/31/05
----------------------------------------------------------------------------------------------------------------
Actual                                            $1,000               $1,024.10                  $3.62
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,021.63                  $3.62
----------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------
Actual                                            $1,000               $1,021.00                  $6.42
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,018.85                  $6.41
----------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.71% and C: 1.26%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


16 | Semiannual Report

FRANKLIN FLORIDA TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Florida Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income tax and Florida intangibles tax as is consistent with prudent investing while seeking preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Florida Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/05**

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA ......................................   62.4%
AA .......................................    2.7%
A ........................................   13.4%
BBB ......................................    5.7%
Not Rated by S&P .........................   15.8%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                   MOODY'S     FITCH  INTERNAL
AAA or Aaa                   6.9%      0.3%      0.9%
AA or Aa                     0.8%       --        --
A                            1.2%      0.5%       --
BBB or Baa                   1.5%      2.0%      1.7%
-----------------------------------------------------
Total                       10.4%      2.8%      2.6%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Florida Tax-Free Income Fund's semi-annual report for the period ended August 31, 2005.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields fell, bond prices rose for the six-month reporting period. The Fund's

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 84.


                                                          Semiannual Report | 17

DIVIDEND DISTRIBUTIONS(2)
Franklin Florida Tax-Free Income Fund
3/1/05-8/31/05

--------------------------------------------------------------------------------
                                               DIVIDEND PER SHARE
                                ------------------------------------------------
MONTH                             CLASS A            CLASS B           CLASS C
--------------------------------------------------------------------------------
March                            4.60 cents         4.04 cents        4.03 cents
--------------------------------------------------------------------------------
April                            4.60 cents         4.04 cents        4.03 cents
--------------------------------------------------------------------------------
May                              4.60 cents         4.04 cents        4.03 cents
--------------------------------------------------------------------------------
June                             4.60 cents         4.06 cents        4.06 cents
--------------------------------------------------------------------------------
July                             4.60 cents         4.06 cents        4.06 cents
--------------------------------------------------------------------------------
August                           4.60 cents         4.06 cents        4.06 cents
================================================================================
TOTAL                           27.60 CENTS        24.30 CENTS       24.27 CENTS
--------------------------------------------------------------------------------

Class A share price, as measured by net asset value, increased from $12.00 on February 28, 2005, to $12.06 on August 31, 2005. The Fund's Class A shares paid dividends totaling 27.60 cents per share for the same period.(2) The
Performance Summary beginning on page 20 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.34% based on an annualization of the current 4.56 cent per share dividend and the maximum offering price of $12.60 on August 31, 2005. An investor in the 2005 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 6.68% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.

STATE UPDATE

Florida's service-based economy continued its rise, outpacing the national economy in employment, population and gross state product. Faced with hurricanes and other challenges to tourism in recent years, Florida aggressively developed strategies to boost travel to the state via increased advertising and niche marketing. The effort paid off, with high tourist arrivals and tourism-related taxable sales. Florida's robust real estate market benefited and property value continued to climb. Despite the state economy's reliance on tourism-related employment, Florida remained ahead of the nation in terms of job gains. As of August 2005, the unemployment rate was at 3.6%, considerably lower than the 4.9% national rate.(3) The state economy continued to strengthen with positive long-term growth prospects.

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

(3)   Source: Bureau of Labor Statistics.


18 | Semiannual Report

At period-end, Florida was in a financially solid position. Even after upward revisions, revenue collection well exceeded estimates in fiscal year 2005 and is expected to surpass targets next year. Healthy tax revenues, pointing to above-average economic performance, came from high-performing sales and corporate income taxes. Despite a budget amendment to fund hurricane disaster relief, Florida maintained its reserves approaching $4 billion, the highest in actual dollars among all states.(4) Spending pressure and government service demand accompanied high population growth, but the state has a proven track record of effectively managing its budget while demonstrating financial flexibility and maintaining ample reserves. Although the state carried a moderate debt burden and continued borrowing is expected, its debt policy limits kept the debt load stable and in check.

Based on the state's strong and conservative financial and budget management practices, independent credit rating agency Standard & Poor's assigned Florida's general obligation bonds its highest rating of AAA with a stable outlook.(5)

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Florida Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

PORTFOLIO BREAKDOWN
Franklin Florida Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Hospital & Health Care                                                     18.8%
--------------------------------------------------------------------------------
Prerefunded                                                                16.6%
--------------------------------------------------------------------------------
Utilities                                                                  12.2%
--------------------------------------------------------------------------------
Transportation                                                             11.5%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        9.4%
--------------------------------------------------------------------------------
Other Revenue                                                               8.0%
--------------------------------------------------------------------------------
Tax-Supported                                                               8.0%
--------------------------------------------------------------------------------
General Obligation                                                          7.8%
--------------------------------------------------------------------------------
Housing                                                                     4.3%
--------------------------------------------------------------------------------
Higher Education                                                            3.4%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

(4) Source: Standard & Poor's, "Research: Florida Department of Management Services Florida; Appropriation, Appropriations," RATINGSDIRECT, 8/16/05.

(5)   This does not indicate Standard & Poor's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 19

PERFORMANCE SUMMARY AS OF 8/31/05

FRANKLIN FLORIDA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRFLX)                           CHANGE     8/31/05     2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.06      $12.06      $12.00
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                       $0.2760
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FRFBX)                           CHANGE     8/31/05     2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.06      $12.14      $12.08
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                       $0.2430
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FRFIX)                           CHANGE     8/31/05     2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.07      $12.21      $12.14
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                       $0.2427
--------------------------------------------------------------------------------


20 | Semiannual Report

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

---------------------------------------------------------------------------------------------------------
CLASS A                                      6-MONTH               1-YEAR     5-YEAR     10-YEAR
---------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                     +2.87%               +5.91%    +36.13%     +75.61%
---------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                 -1.48%               +1.40%     +5.44%      +5.34%
---------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                                 +0.08%     +5.41%      +5.21%
---------------------------------------------------------------------------------------------------------
    Distribution Rate(4)                                  4.34%
---------------------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)               6.68%
---------------------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                          3.44%
---------------------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                           5.29%
---------------------------------------------------------------------------------------------------------
CLASS B                                      6-MONTH               1-YEAR     5-YEAR   INCEPTION (2/1/00)
---------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                     +2.56%               +5.29%    +32.77%     +42.70%
---------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                 -1.44%               +1.29%     +5.51%      +6.44%
---------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                                 -0.07%     +5.48%      +6.22%
---------------------------------------------------------------------------------------------------------
    Distribution Rate(4)                                  3.97%
---------------------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)               6.11%
---------------------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                          3.05%
---------------------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                           4.69%
---------------------------------------------------------------------------------------------------------
CLASS C                                      6-MONTH               1-YEAR     5-YEAR     10-YEAR
---------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                     +2.63%               +5.43%    +32.57%     +66.56%
---------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                 +1.63%               +4.43%     +5.80%      +5.23%
---------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                                 +3.06%     +5.77%      +5.10%
---------------------------------------------------------------------------------------------------------
    Distribution Rate(4)                                  3.93%
---------------------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)               6.05%
---------------------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                          3.05%
---------------------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                           4.69%
---------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 21

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(4) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 8/31/05.

(5) Taxable equivalent distribution rate and yield assume the 2005 maximum federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/05.


22 | Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN FLORIDA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 23

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT       ENDING ACCOUNT       EXPENSES PAID DURING
CLASS A                                        VALUE 2/28/05         VALUE 8/31/05       PERIOD* 2/28/05-8/31/05
----------------------------------------------------------------------------------------------------------------
Actual                                            $1,000               $1,028.70                  $3.12
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,022.13                  $3.11
----------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------
Actual                                            $1,000               $1,025.60                  $5.92
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,019.36                  $5.90
----------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------
Actual                                            $1,000               $1,026.30                  $5.92
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,019.36                  $5.90
----------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.61%; B: 1.16%; and C: 1.16%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


24 | Semiannual Report

FRANKLIN GEORGIA TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Georgia Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Georgia personal income taxes as is consistent with prudent investing while seeking preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Georgia Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/05**

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA ......................................   58.0%
AA .......................................   16.3%
A ........................................    2.5%
BBB ......................................    3.6%
Below Investment Grade ...................    1.8%
Not Rated by S&P .........................   17.8%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                                    MOODY'S
AAA or Aaa                                   14.3%
AA or Aa                                      1.7%
BBB or Baa                                    0.9%
Below Investment Grade                        0.9%
--------------------------------------------------
Total                                        17.8%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Georgia Tax-Free Income Fund's semiannual report for the period ended August 31, 2005.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields fell, bond prices rose for the six-month reporting period. The Fund's

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 95.


                                                          Semiannual Report | 25

DIVIDEND DISTRIBUTIONS(2)
Franklin Georgia Tax-Free Income Fund
3/1/05-8/31/05

--------------------------------------------------------------------------------
                                                         DIVIDEND PER SHARE
                                                    ----------------------------
MONTH                                                 CLASS A          CLASS C
--------------------------------------------------------------------------------
March                                                4.34 cents       3.79 cents
--------------------------------------------------------------------------------
April                                                4.34 cents       3.79 cents
--------------------------------------------------------------------------------
May                                                  4.34 cents       3.79 cents
--------------------------------------------------------------------------------
June                                                 4.34 cents       3.77 cents
--------------------------------------------------------------------------------
July                                                 4.34 cents       3.77 cents
--------------------------------------------------------------------------------
August                                               4.34 cents       3.77 cents
================================================================================
TOTAL                                               26.04 CENTS      22.68 CENTS
--------------------------------------------------------------------------------

Class A share price, as measured by net asset value, increased from $12.17 on February 28, 2005, to $12.26 on August 31, 2005. The Fund's Class A shares paid dividends totaling 26.04 cents per share for the same period.(2) The Performance Summary beginning on page 28 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.98% based on an annualization of the current 4.25 cent per share dividend and the maximum offering price of $12.80 on August 31, 2005. An investor in the 2005 maximum combined federal and Georgia personal income tax bracket of 38.90% would need to earn a distribution rate of 6.51% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's C shares' performance, please see the Performance Summary.

STATE UPDATE

Georgia's economy and employment continued to rebound during the period under review. The state's economy is well diversified and anchored by many major corporate headquarters such as Delta Airlines and BellSouth Corporation. Most new job growth occurred in population-based industries, such as housing and commercial enterprises, fueled by steady in-migration. However, the telecommunications and retail sectors remained weak.

Revenue collections through June 30, 2005, the state's fiscal year end, improved due to Georgia's economic recovery and tight control of appropriations. Personal income, corporate income tax and state tax revenues accounted for the state's achieving a budget surplus, which will help replenish reserves.

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


26 | Semiannual Report

Georgia's 2006 budget estimated revenues of $16.5 billion, a rise of 6.4% over fiscal year 2005 revenue projections.(3) Most departments should receive modest increases with education funding accounting for most of general fund expenditures. Tobacco funds of about $156 million will be applied toward health care expenses.(3) The state's overall debt burden remained low and future debt needs are expected to be manageable.

Independent credit rating agency Standard & Poor's assigned Georgia's general obligation bonds its highest rating of AAA with a stable outlook.(4) The rating reflects the state's strong financial monitoring and oversight. Improved economic and revenue growth positioned the state to meet revenue growth estimates and replenish reserves.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Georgia Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

PORTFOLIO BREAKDOWN
Franklin Georgia Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Utilities                                                                  21.5%
--------------------------------------------------------------------------------
Prerefunded                                                                17.0%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     15.3%
--------------------------------------------------------------------------------
Higher Education                                                           14.8%
--------------------------------------------------------------------------------
General Obligation                                                          7.5%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        7.4%
--------------------------------------------------------------------------------
Housing                                                                     5.7%
--------------------------------------------------------------------------------
Other Revenue                                                               4.5%
--------------------------------------------------------------------------------
Tax-Supported                                                               2.4%
--------------------------------------------------------------------------------
Transportation                                                              2.3%
--------------------------------------------------------------------------------
Corporate-Backed                                                            1.6%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

(3) Source: Standard & Poor's, "Research: Public Finance Report Card: The U.S. States," RATINGSDIRECT, 8/9/05.

(4)   This does not indicate Standard & Poor's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 27

PERFORMANCE SUMMARY AS OF 8/31/05

FRANKLIN GEORGIA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FTGAX)                           CHANGE     8/31/05     2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.09      $12.26      $12.17
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                       $0.2604
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FGAIX)                           CHANGE     8/31/05     2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.10      $12.37      $12.27
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                       $0.2268
--------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

-------------------------------------------------------------------------------------------------
CLASS A                                      6-MONTH               1-YEAR     5-YEAR     10-YEAR
-------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                     +2.93%               +6.30%    +34.66%     +72.25%
-------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                 -1.44%               +1.82%     +5.21%      +5.13%
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                                 +0.24%     +5.21%      +5.01%
-------------------------------------------------------------------------------------------------
    Distribution Rate(4)                                  3.98%
-------------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)               6.51%
-------------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                          3.23%
-------------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                           5.29%
-------------------------------------------------------------------------------------------------
CLASS C                                      6-MONTH               1-YEAR     5-YEAR    10-YEAR
-------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                     +2.71%               +5.75%    +31.16%     +63.40%
-------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                 +1.71%               +4.75%     +5.58%      +5.03%
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                                 +3.19%     +5.56%      +4.90%
-------------------------------------------------------------------------------------------------
    Distribution Rate(4)                                  3.57%
-------------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)               5.84%
-------------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                          2.83%
-------------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                           4.63%
-------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


28 | Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(4) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/05.

(5) Taxable equivalent distribution rate and yield assume the published rates as of 6/3/05 for the maximum combined federal and Georgia personal income tax bracket of 38.90%, based on the federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/05.


                                                          Semiannual Report | 29

YOUR FUND'S EXPENSES

FRANKLIN GEORGIA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


30 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT       ENDING ACCOUNT       EXPENSES PAID DURING
CLASS A                                        VALUE 2/28/05         VALUE 8/31/05       PERIOD* 2/28/05-8/31/05
----------------------------------------------------------------------------------------------------------------
Actual                                            $1,000               $1,029.30                  $3.73
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,021.53                  $3.72
----------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------
Actual                                            $1,000               $1,027.10                  $6.54
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,018.75                  $6.51
----------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.73% and C: 1.28%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                          Semiannual Report | 31

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Kentucky Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Kentucky personal income taxes as is consistent with prudent investing while seeking preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Kentucky Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/05**

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA ......................................   39.2%
AA .......................................   11.0%
A ........................................   13.0%
BBB ......................................    8.3%
Below Investment Grade ...................    1.7%
Not Rated by S&P .........................   26.8%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                                    MOODY'S
AAA or Aaa                                   20.5%
AA or Aa                                      5.6%
BBB or Baa                                    0.7%
--------------------------------------------------
Total                                        26.8%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Kentucky Tax-Free Income Fund's semiannual report for the period ended August 31, 2005.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields fell, bond prices rose for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, increased from $11.41 on

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 100.


32 | Semiannual Report

February 28, 2005, to $11.49 on August 31, 2005. The Fund's Class A shares paid dividends totaling 23.70 cents per share for the same period.(2) The Performance Summary beginning on page 35 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.90%. An investor in the 2005 maximum combined federal and Kentucky personal income tax bracket of 38.90% would need to earn a distribution rate of 6.38% from a taxable investment to match the Fund's Class A tax-free distribution rate.

COMMONWEALTH UPDATE

Kentucky's economy exhibited some improvement during the period under review as preliminary employment figures from January through June 2005 showed 1.1% growth.(3) However, the commonwealth's reliance on the durable goods manufacturing sector continued to pose a risk to its economy.

The reporting period began with Kentucky operating under a quarterly executive spending plan in the absence of an adopted budget. On March 21, 2005, a budget was finally enacted that incorporated the prior spending plans and appropriated funds for the rest of the biennium. Additionally, the governor's proposed tax-restructuring plan was approved. Highlights of the new plan included individual income tax rate cuts for certain middle income categories, repeal and reduction of certain business taxes, reclassification of the tax base of limited liability entities as corporations to increase their taxability, increased cigarette and alcohol taxes, and the restructure of communications taxes.

Due to increased debt issuance over the last several years to support economic development and public higher education, Kentucky's debt levels remained high. The commonwealth's debt as a percentage of personal income is 4.0% compared with the national median of 2.4%. Debt per capita was $1,057 compared with the national median of $703.(3)

Independent credit rating agency Moody's Investors Service assigned Kentucky an issuer credit rating of Aa2 with a negative outlook.(4) The rating reflected the commonwealth's financial reform and control record, well-managed debt

DIVIDEND DISTRIBUTIONS(2)
Franklin Kentucky Tax-Free
Income Fund - Class A
3/1/05-8/31/05

--------------------------------------------------------------------------------
MONTH                                                         DIVIDEND PER SHARE
--------------------------------------------------------------------------------
March                                                                 3.95 cents
--------------------------------------------------------------------------------
April                                                                 3.95 cents
--------------------------------------------------------------------------------
May                                                                   3.95 cents
--------------------------------------------------------------------------------
June                                                                  3.95 cents
--------------------------------------------------------------------------------
July                                                                  3.95 cents
--------------------------------------------------------------------------------
August                                                                3.95 cents
================================================================================
TOTAL                                                                23.70 CENTS
--------------------------------------------------------------------------------

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

(3) Source: Moody's Investors Service, "New Issue: Kentucky (Commonwealth of)," 8/10/05.

(4)   This does not indicate Moody's rating of the Fund.


                                                          Semiannual Report | 33

PORTFOLIO BREAKDOWN
Franklin Kentucky Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       32.9%
--------------------------------------------------------------------------------
Utilities**                                                                25.4%
--------------------------------------------------------------------------------
Prerefunded                                                                12.1%
--------------------------------------------------------------------------------
General Obligation                                                          8.5%
--------------------------------------------------------------------------------
Other Revenue                                                               7.2%
--------------------------------------------------------------------------------
Hospital & Health Care                                                      7.0%
--------------------------------------------------------------------------------
Transportation                                                              3.4%
--------------------------------------------------------------------------------
Tax-Supported                                                               1.8%
--------------------------------------------------------------------------------
Corporate-Backed                                                            1.3%
--------------------------------------------------------------------------------
Housing                                                                     0.4%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

** The Fund may invest more than 25% in municipal securities that finance similar types of projects such as utilities. A change that affects one project may affect all similar projects, thereby increasing market risk.

program and adequate pension system funding. These strengths were offset by a weakened economy that has strained its operating budget, low per capita income, above-average debt ratios, and a rising debt burden. Kentucky's credit outlook was negative based on continued fiscal pressure the commonwealth will likely face to return to structural budget balance.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Kentucky Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


34 | Semiannual Report

PERFORMANCE SUMMARY AS OF 8/31/05

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRKYX)                           CHANGE     8/31/05     2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.08      $11.49      $11.41
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                       $0.2370
--------------------------------------------------------------------------------

PERFORMANCE(1)

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE. CUMULATIVE TOTAL RETURN EXCLUDES THE SALES CHARGE. AVERAGE ANNUAL TOTAL RETURNS INCLUDE THE MAXIMUM SALES CHARGE.

-------------------------------------------------------------------------------------------------
CLASS A                                      6-MONTH               1-YEAR     5-YEAR     10-YEAR
-------------------------------------------------------------------------------------------------
Cumulative Total Return(2)                     +2.84%               +6.09%    +33.93%     +75.80%
-------------------------------------------------------------------------------------------------
Average Annual Total Return(3)                 -1.56%               +1.59%     +5.10%      +5.34%
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(4)                                 +0.46%     +5.15%      +5.20%
-------------------------------------------------------------------------------------------------
   Distribution Rate(5)                                   3.90%
-------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(6)                6.38%
-------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(7)                           3.45%
-------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(6)                            5.65%
-------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 35

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUNDS' SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

(1) The Fund's manager has agreed in advance to waive a portion of its management fees, which reduces operating expenses and increases distribution rate, yield and total return to shareholders. Without this waiver, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 3.44%. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

(2) Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current maximum sales charge. Six-month return has not been annualized.

(4) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5) Distribution rate is based on an annualization of the 3.90 cent per share current monthly dividend and the maximum offering price of $12.00 per share on 8/31/05.

(6) Taxable equivalent distribution rate and yield assume the published rates as of 6/3/05 for the maximum combined federal and Kentucky personal income tax bracket of 38.90%, based on the federal income tax rate of 35.00%.

(7) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/05.


36 | Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 37

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                     VALUE  2/28/05      VALUE 8/31/05    PERIOD*  2/28/05-8/31/05
---------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,028.40               $ 3.83
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,021.42               $ 3.82
---------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


38 | Semiannual Report

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Louisiana Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Louisiana personal income taxes as is consistent with prudent investing while seeking preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Louisiana Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                                % OF TOTAL
RATINGS                                                  LONG-TERM INVESTMENTS**
--------------------------------------------------------------------------------
AAA                                                               76.4%
--------------------------------------------------------------------------------
AA                                                                 0.7%
--------------------------------------------------------------------------------
A                                                                  2.2%
--------------------------------------------------------------------------------
BBB                                                               10.2%
--------------------------------------------------------------------------------
Below Investment Grade                                             2.2%
--------------------------------------------------------------------------------
Not Rated by S&P                                                   8.3%
--------------------------------------------------------------------------------

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                       MOODY'S      INTERNAL
AAA or Aaa                       6.3%          0.8%
A                                1.2%           --
---------------------------------------------------
Total                            7.5%          0.8%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Louisiana Tax-Free Income Fund's semiannual report for the period ended August 31, 2005.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields fell, bond prices rose for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, increased from $11.68 on February 28, 2005, to $11.71 on August 31, 2005. The Fund's Class A shares

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 105.


                                                          Semiannual Report | 39

DIVIDEND DISTRIBUTIONS(2)
Franklin Louisiana Tax-Free Income Fund
3/1/05-8/31/05

--------------------------------------------------------------------------------
                                                         DIVIDEND PER SHARE
                                                    ----------------------------
MONTH                                                 CLASS A          CLASS C
--------------------------------------------------------------------------------
March                                                4.26 cents       3.70 cents
--------------------------------------------------------------------------------
April                                                4.26 cents       3.70 cents
--------------------------------------------------------------------------------
May                                                  4.26 cents       3.70 cents
--------------------------------------------------------------------------------
June                                                 4.26 cents       3.73 cents
--------------------------------------------------------------------------------
July                                                 4.26 cents       3.73 cents
--------------------------------------------------------------------------------
August                                               4.26 cents       3.73 cents
================================================================================
TOTAL                                               25.56 CENTS      22.29 CENTS
--------------------------------------------------------------------------------

paid dividends totaling 25.56 cents per share for the same period.(2) The Performance Summary beginning on page 42 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.07% based on an annualization of the current 4.15 cent per share dividend and the maximum offering price of $12.23 on August 31, 2005. An investor in the 2005 maximum combined federal and Louisiana personal income tax bracket of 38.90% would need to earn a distribution rate of 6.66% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

Louisiana's economy recovered at a slower pace than the nation's during the period under review. The services sector, particularly health services, showed some signs of strength. However, the state remained vulnerable to setbacks due to its relative dependence on the volatile oil and gas industry and the economically sensitive tourism industry. Unemployment declined but was still above the national average. Personal income growth remained moderate, keeping the state's average income level among the lowest of all states.

Louisiana's fiscal picture improved in recent years as the state enacted various budgeting and tax policy changes geared toward stabilizing its finances. Key legislative actions included downsizing state government employment, establishment of a rainy day fund, phasing out certain business taxes and addressing future unfunded liabilities. Louisiana's debt position strengthened due to reduced borrowing, economic gains and the adoption of debt limitation measures. Debt per capita in 2004 was $661 compared with the 50-state

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


40 | Semiannual Report
median of $701.(3) Most of Louisiana's revenue sources such as individual and corporate income taxes, severance and royalty taxes, and even its broad-based sales tax benefited directly or indirectly from high oil and natural gas prices during the period. However, the state faced spending pressures related to health care, social services and education. Furthermore, Hurricane Katrina's effects will place an added strain on the state's finances.

Independent credit rating agencies Standard & Poor's and Moody's Investors Service assigned Louisiana's general obligation bonds A+ and A1 ratings with a stable outlook.(4) The rating reflected the state's improved financial condition, based on disciplined budget management and a sustained commitment to reducing its now moderate debt burden.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Although Hurricane Katrina caused extensive damage in Louisiana, we have limited exposure to credits that are not insured. As of August 31, 2005, 80% of the securities in the Fund are insured by municipal bond insurers and carry AAA ratings.(5)

Thank you for your continued participation in Franklin Louisiana Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

PORTFOLIO BREAKDOWN
Franklin Louisiana Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Tax-Supported                                                              19.6%
--------------------------------------------------------------------------------
Higher Education                                                           13.3%
--------------------------------------------------------------------------------
Utilities                                                                  11.6%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     10.7%
--------------------------------------------------------------------------------
General Obligation                                                          9.4%
--------------------------------------------------------------------------------
Prerefunded                                                                 9.3%
--------------------------------------------------------------------------------
Other Revenue                                                               8.8%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        8.6%
--------------------------------------------------------------------------------
Housing                                                                     3.9%
--------------------------------------------------------------------------------
Corporate-Backed                                                            2.4%
--------------------------------------------------------------------------------
Transportation                                                              2.4%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

(3)   Source: Moody's Investors Service, "New Issue: Louisiana (State of),"
      1/5/05.

(4)   These do not indicate ratings of the Fund.

(5) Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value. Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 41

PERFORMANCE SUMMARY AS OF 8/31/05

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FKLAX)                       CHANGE       8/31/05       2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$0.03        $11.71        $11.68
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                   $0.2556
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FLAIX)                       CHANGE       8/31/05       2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$0.04        $11.83        $11.79
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                   $0.2229
--------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

----------------------------------------------------------------------------------------------
CLASS A                                     6-MONTH             1-YEAR      5-YEAR    10-YEAR
----------------------------------------------------------------------------------------------
Cumulative Total Return(1)                    +2.50%             +5.26%     +35.36%    +75.04%
----------------------------------------------------------------------------------------------
Average Annual Total Return(2)                -1.86%             +0.75%      +5.32%     +5.30%
----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                              -0.95%      +5.18%     +5.10%
----------------------------------------------------------------------------------------------
    Distribution Rate(4)                                4.07%
----------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)             6.66%
----------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                        3.28%
----------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                         5.37%
----------------------------------------------------------------------------------------------
CLASS C                                     6-MONTH             1-YEAR      5-YEAR    10-YEAR
----------------------------------------------------------------------------------------------
Cumulative Total Return(1)                    +2.28%             +4.81%     +31.79%    +65.99%
----------------------------------------------------------------------------------------------
Average Annual Total Return(2)                +1.28%             +3.81%      +5.68%     +5.20%
----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                              +1.88%      +5.54%     +5.00%
----------------------------------------------------------------------------------------------
    Distribution Rate(4)                                3.67%
----------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)             6.01%
----------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                        2.90%
----------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                         4.75%
----------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


42 | Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(4) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/05.

(5) Taxable equivalent distribution rate and yield assume the published rates as of 6/3/05 for the maximum combined federal and Louisiana personal income tax bracket of 38.90%, based on the federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/05.


                                                          Semiannual Report | 43

YOUR FUND'S EXPENSES

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


44 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                      VALUE 2/28/05      VALUE 8/31/05    PERIOD* 2/28/05-8/31/05
--------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,025.00               $ 3.73
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,021.53               $ 3.72
--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,022.80               $ 6.53
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,018.75               $ 6.51
--------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.73% and C: 1.28%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                         45 | Semiannual Report

FRANKLIN MARYLAND TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Maryland Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Maryland state and local personal income taxes as is consistent with prudent investing while seeking preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.(1)

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Maryland Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/05**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

AAA .......................................  50.9%
AA ........................................  19.3%
A .........................................   9.8%
BBB .......................................   5.1%
Not Rated by S&P ..........................  14.9%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                       MOODY'S     INTERNAL
AAA or Aaa                       3.8%          --
AA or Aa                         3.2%          --
A                                3.5%          --
BBB or Baa                       3.1%         1.3%
--------------------------------------------------
Total                           13.6%         1.3%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Maryland Tax-Free Income Fund's semiannual report for the period ended August 31, 2005.

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 111.


46 | Semiannual Report

DIVIDEND DISTRIBUTIONS(2)
Franklin Maryland Tax-Free Income Fund
3/1/05-8/31/05

--------------------------------------------------------------------------------
                                                         DIVIDEND PER SHARE
                                                    ----------------------------
MONTH                                                 CLASS A          CLASS C
--------------------------------------------------------------------------------
March                                                4.21 cents       3.64 cents
--------------------------------------------------------------------------------
April                                                4.21 cents       3.64 cents
--------------------------------------------------------------------------------
May                                                  4.21 cents       3.64 cents
--------------------------------------------------------------------------------
June                                                 4.21 cents       3.67 cents
--------------------------------------------------------------------------------
July                                                 4.21 cents       3.67 cents
--------------------------------------------------------------------------------
August                                               4.21 cents       3.67 cents
================================================================================
TOTAL                                               25.26 CENTS      21.93 CENTS
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields fell, bond prices rose for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, increased from $11.80 on February 28, 2005, to $11.89 on August 31, 2005. The Fund's Class A shares paid dividends totaling 25.26 cents per share for the same period.(2) The
Performance Summary beginning on page 50 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.07% based on an annualization of the current 4.21 cent per share dividend and the maximum offering price of $12.42 on August 31, 2005. An investor in the 2005 maximum combined federal and Maryland state and local personal income tax bracket of 40.17% would need to earn a distribution rate of 6.80% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


                                                          Semiannual Report | 47

PORTFOLIO BREAKDOWN
Franklin Maryland Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Hospital & Health Care                                                     22.2%
--------------------------------------------------------------------------------
Prerefunded                                                                16.3%
--------------------------------------------------------------------------------
Transportation                                                             15.4%
--------------------------------------------------------------------------------
Utilities                                                                  14.6%
--------------------------------------------------------------------------------
Higher Education                                                           11.3%
--------------------------------------------------------------------------------
General Obligation                                                          8.2%
--------------------------------------------------------------------------------
Housing                                                                     5.1%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        4.6%
--------------------------------------------------------------------------------
Tax-Supported                                                               1.3%
--------------------------------------------------------------------------------
Corporate-Backed                                                            0.5%
--------------------------------------------------------------------------------
Other Revenue                                                               0.5%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

STATE UPDATE

Maryland's diverse and broad-based economy continued to outperform the nation's. The state benefited from a mature infrastructure, a well-educated and productive labor force, and a stabilizing federal presence. Employment grew in most sectors such as high technology, business services, port activity and tourism. Health institutions and biotechnology companies also added strength and diversification. However, manufacturing and utilities offset some of the growth. Strong residential building activity continued throughout the state with demand in some areas outpacing supply. Maryland is a high wealth state with personal income per capita about 119% of the U.S. average.(3)

Maryland's financial position rebounded during the period under review. With continued economic improvement and stronger-than-expected corporate and personal income tax revenues, fiscal year 2005 general fund revenues increased to about 3.8% above estimates.(3) The state's rainy day fund remained healthy, making Maryland one of the few states that maintained significant reserve levels in a tight budgetary climate. The state expected to end the fiscal year with $521 million in its reserve fund.(3) However, spending pressures from Medicaid and education expenditure growth remained. Maryland's debt levels are low and manageable with debt per capita at $1,064, ranking the state 17th, and debt as a percentage of personal income at 2.9%, ranking the state 21st.(3)

Independent credit rating agencies Standard & Poor's and Moody's Investor's Service assigned Maryland's general obligation bonds the highest ratings of AAA and Aaa with a stable outlook.(4) The rating reflected the state's above-average economic performance, long history of balanced operations, sound financial management, healthy reserves and manageable debt burden that is constitutionally limited.

(3)   Source: Moody's Investors Service, "New Issue: Maryland (State of),"
      7/15/05.

(4)   These do not indicate ratings of the Fund.


48 | Semiannual Report

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Maryland Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 49

PERFORMANCE SUMMARY AS OF 8/31/05

FRANKLIN MARYLAND TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FMDTX)                       CHANGE       8/31/05       2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$0.09        $11.89        $11.80
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                   $0.2526
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FMDIX)                       CHANGE       8/31/05       2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$0.10        $12.03        $11.93
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                   $0.2193
--------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

----------------------------------------------------------------------------------------------
CLASS A                                     6-MONTH             1-YEAR      5-YEAR    10-YEAR
----------------------------------------------------------------------------------------------
Cumulative Total Return(1)                    +2.97%             +5.99%     +34.93%    +74.46%
----------------------------------------------------------------------------------------------
Average Annual Total Return(2)                -1.38%             +1.48%      +5.26%     +5.26%
----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                              +0.22%      +5.19%     +5.11%
----------------------------------------------------------------------------------------------
    Distribution Rate(4)                                4.07%
----------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)             6.80%
----------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                        3.27%
----------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                         5.47%
----------------------------------------------------------------------------------------------
CLASS C                                     6-MONTH             1-YEAR      5-YEAR    10-YEAR
----------------------------------------------------------------------------------------------
Cumulative Total Return(1)                    +2.73%             +5.43%     +31.42%    +65.83%
----------------------------------------------------------------------------------------------
Average Annual Total Return(2)                +1.73%             +4.43%      +5.62%     +5.19%
----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                              +3.12%      +5.55%     +5.05%
----------------------------------------------------------------------------------------------
    Distribution Rate(4)                                3.66%
----------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)             6.12%
----------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                        2.87%
----------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                         4.80%
----------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


50 | Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND IS CLASSIFIED AS A NON-DIVERSIFIED FUND BECAUSE IT MAY INVEST A GREATER PORTION OF ITS ASSETS IN ONE ISSUER THAN A DIVERSIFIED FUND. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(4) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/05.

(5) Taxable equivalent distribution rate and yield assume the published rates as of 6/3/05 for the maximum combined federal and Maryland state and local personal income tax bracket of 40.17%, based on the federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/05.


                                                          Semiannual Report | 51

YOUR FUND'S EXPENSES

FRANKLIN MARYLAND TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


52 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                      VALUE 2/28/05      VALUE 8/31/05    PERIOD* 2/28/05-8/31/05
--------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,029.70               $ 3.53
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,021.73               $ 3.52
--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,027.30               $ 6.34
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,018.95               $ 6.31
--------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.69% and C: 1.24%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                          Semiannual Report | 53

FRANKLIN MISSOURI TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Missouri Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Missouri personal income taxes as is consistent with prudent investing while seeking preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Missouri Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                               % OF TOTAL
RATINGS                                                  LONG-TERM INVESTMENTS**
--------------------------------------------------------------------------------
AAA                                                               49.2%
--------------------------------------------------------------------------------
AA                                                                12.0%
--------------------------------------------------------------------------------
A                                                                 10.9%
--------------------------------------------------------------------------------
BBB                                                               10.5%
--------------------------------------------------------------------------------
Below Investment Grade                                             0.7%
--------------------------------------------------------------------------------
Not Rated by S&P                                                  16.7%
--------------------------------------------------------------------------------

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                       MOODY'S      FITCH     INTERNAL
AAA or Aaa                      10.2%        --           --
A                                 --        2.7%          --
BBB or Baa                       1.1%       0.3%         2.4%
-------------------------------------------------------------
Total                           11.3%       3.0%         2.4%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Missouri Tax-Free Income Fund's semiannual report for the period ended August 31, 2005.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields fell, bond prices rose for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, increased from $12.32 on

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 117.


54 | Semiannual Report

DIVIDEND DISTRIBUTIONS(2)
Franklin Missouri Tax-Free Income Fund
3/1/05-8/31/05

--------------------------------------------------------------------------------
                                                         DIVIDEND PER SHARE
                                                    ----------------------------
MONTH                                                 CLASS A          CLASS C
--------------------------------------------------------------------------------
March                                                4.47 cents       3.88 cents
--------------------------------------------------------------------------------
April                                                4.47 cents       3.88 cents
--------------------------------------------------------------------------------
May                                                  4.47 cents       3.88 cents
--------------------------------------------------------------------------------
June                                                 4.47 cents       3.90 cents
--------------------------------------------------------------------------------
July                                                 4.47 cents       3.90 cents
--------------------------------------------------------------------------------
August                                               4.47 cents       3.90 cents
================================================================================
TOTAL                                               26.82 CENTS      23.34 CENTS
--------------------------------------------------------------------------------

February 28, 2005, to $12.47 on August 31, 2005. The Fund's Class A shares paid dividends totaling 26.82 cents per share for the same period.(2) The
Performance Summary beginning on page 57 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.07% based on an annualization of the current 4.42 cent per share dividend and the maximum offering price of $13.02 on August 31, 2005. An investor in the 2005 maximum combined federal and Missouri personal income tax bracket of 38.90% would need to earn a distribution rate of 6.66% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

Missouri's diverse economy derives much of its strength from its location at the nation's geographic center, giving it an advantage in trade and manufacturing. The state's major employment sectors are services, trade, manufacturing and government. Durable and consumer goods manufacturing is a key component of Missouri's economy. Due to a recovering economy, the state's unemployment rate declined from 5.8% to 4.6% during the period under review.(3)

Missouri's fiscal year 2005 budget was balanced without tax increases and without drawing on the state's budget reserve fund. To match expenditures with anticipated revenues, the budget called for staff cuts, mostly through early retirement. Although tax revenues through March 23, 2005, came in below budgeted levels, no expenditures were withheld to that date. Missouri

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

(3)   Source: Bureau of Labor Statistics.


                                                          Semiannual Report | 55

PORTFOLIO BREAKDOWN
Franklin Missouri Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Hospital & Health Care                                                     19.5%
--------------------------------------------------------------------------------
Higher Education                                                           15.1%
--------------------------------------------------------------------------------
Prerefunded                                                                13.6%
--------------------------------------------------------------------------------
General Obligation                                                         11.6%
--------------------------------------------------------------------------------
Transportation                                                             11.3%
--------------------------------------------------------------------------------
Utilities                                                                   9.6%
--------------------------------------------------------------------------------
Other Revenue                                                               5.8%
--------------------------------------------------------------------------------
Tax-Supported                                                               4.3%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        4.2%
--------------------------------------------------------------------------------
Corporate-Backed                                                            3.3%
--------------------------------------------------------------------------------
Housing                                                                     1.7%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

projected that the budget reserve fund will be fully funded at 2005 fiscal year-end as required by state law. Missouri's debt burden is relatively low at about $460 per capita.(4)

Independent credit rating agency Standard & Poor's assigned Missouri's general obligation bonds its highest rating of AAA with a stable outlook.(5) The rating and outlook reflected Missouri's strong and diverse economic base, excellent financial management, strong reserves, low debt levels and financial flexibility.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Missouri Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

(4) Source: Standard & Poor's, "Research: State Review: Missouri," RATINGSDIRECT, 3/23/05.

(5)   This does not indicate Standard & Poor's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


56 | Semiannual Report

PERFORMANCE SUMMARY AS OF 8/31/05

FRANKLIN MISSOURI TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRMOX)                       CHANGE       8/31/05       2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$0.15        $12.47        $12.32
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                   $0.2682
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FMOIX)                       CHANGE       8/31/05       2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$0.15        $12.54        $12.39
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                   $0.2334
--------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.


----------------------------------------------------------------------------------------------
CLASS A                                     6-MONTH             1-YEAR      5-YEAR    10-YEAR
----------------------------------------------------------------------------------------------
Cumulative Total Return(1)                    +3.47%             +6.91%     +36.79%    +77.66%
----------------------------------------------------------------------------------------------
Average Annual Total Return(2)                -0.95%             +2.37%      +5.55%     +5.46%
----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                              +0.83%      +5.48%     +5.31%
----------------------------------------------------------------------------------------------
    Distribution Rate(4)                                4.07%
----------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)             6.66%
----------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                        3.36%
----------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                         5.50%
----------------------------------------------------------------------------------------------
CLASS C                                     6-MONTH             1-YEAR      5-YEAR    10-YEAR
----------------------------------------------------------------------------------------------
Cumulative Total Return(1)                    +3.16%             +6.28%     +33.22%    +68.30%
----------------------------------------------------------------------------------------------
Average Annual Total Return(2)                +2.16%             +5.28%      +5.90%     +5.34%
----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                              +3.68%      +5.83%     +5.19%
----------------------------------------------------------------------------------------------
    Distribution Rate(4)                                3.69%
----------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)             6.04%
----------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                        2.97%
----------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                         4.86%
----------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 57

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(4) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/05.

(5) Taxable equivalent distribution rate and yield assume the published rates as of 6/3/05 for the maximum combined federal and Missouri state personal income tax bracket of 38.90%, based on the federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/05.


58 | Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN MISSOURI TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 59

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                      VALUE 2/28/05      VALUE 8/31/05    PERIOD* 2/28/05-8/31/05
--------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,034.70               $ 3.38
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,021.88               $ 3.36
--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,031.60               $ 6.20
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,019.11               $ 6.16
--------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.66% and C: 1.21%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


60 | Semiannual Report

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin North Carolina Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and North Carolina personal income taxes as is consistent with prudent investing while seeking preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.(1)

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin North Carolina Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/05**

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA .......................................  57.3%
AA ........................................  13.4%
A .........................................   8.3%
BBB .......................................  12.0%
Not Rated by S&P ..........................   9.0%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                        MOODY'S    INTERNAL
AAA or Aaa                        5.7%         --
A                                 0.9%         --
BBB or Baa                        1.9%        0.2%
Below Investment Grade            0.3%         --
--------------------------------------------------
Total                             8.8%        0.2%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin North Carolina Tax-Free Income Fund's semiannual report for the period ended August 31, 2005.

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 125.


                                                          Semiannual Report | 61

DIVIDEND DISTRIBUTIONS(2)
Franklin North Carolina Tax-Free Income Fund
3/1/05-8/31/05

--------------------------------------------------------------------------------
                                                         DIVIDEND PER SHARE
                                                    ----------------------------
MONTH                                                 CLASS A          CLASS C
--------------------------------------------------------------------------------
March                                                4.45 cents       3.86 cents
--------------------------------------------------------------------------------
April                                                4.45 cents       3.86 cents
--------------------------------------------------------------------------------
May                                                  4.45 cents       3.86 cents
--------------------------------------------------------------------------------
June                                                 4.45 cents       3.89 cents
--------------------------------------------------------------------------------
July                                                 4.45 cents       3.89 cents
--------------------------------------------------------------------------------
August                                               4.45 cents       3.89 cents
================================================================================
TOTAL                                               26.70 CENTS      23.25 CENTS
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields fell, bond prices rose for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, increased from $12.37 on February 28, 2005, to $12.43 on August 31, 2005. The Fund's Class A shares paid dividends totaling 26.70 cents per share for the same period.(2) The
Performance Summary beginning on page 64 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.07% based on an annualization of the current 4.40 cent per share dividend and the maximum offering price of $12.98 on August 31, 2005. An investor in the 2005 maximum combined federal and North Carolina personal income tax bracket of 40.36% would need to earn a distribution rate of 6.82% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

North Carolina's diversified economy rebounded during the period under review. Employment growth was healthy. Strong gains in the services sector offset ongoing weakness in the manufacturing sector. However, the state's unemployment rate increased slightly from 5.4% on February 28, 2005, to 5.6% at period-end.
(3)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

(3)   Source: Bureau of Labor Statistics.


62 | Semiannual Report

The fiscal year 2005-2007 budget passed by North Carolina's legislature made significant progress in restoring structural balance. The budget was balanced by making permanent the sales tax increase implemented in fiscal year 2001. Other revenue enhancements included increasing the tobacco tax and extending the combined state and local sales tax to a wider variety of goods and services. General fund revenue collections so far in fiscal year 2005 were $527 million above estimates.(4) Education, employee benefits and Medicaid remained the state's spending priorities. Despite sizable debt increases over the past several years, the state's debt burden stayed low compared with other states. North Carolina's net tax-supported debt per capita was $682 compared with the 2005 national median of $703.(5)

Independent credit rating agencies Standard & Poor's and Moody's Investors Service assigned North Carolina ratings of AAA and Aa1, with a stable outlook, based on the state's stabilizing economy, its conservative debt policy and effective financial management.(6)

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin North Carolina Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

PORTFOLIO BREAKDOWN
Franklin North Carolina Tax-Free
Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Hospital & Health Care                                                     20.8%
--------------------------------------------------------------------------------
Prerefunded                                                                18.6%
--------------------------------------------------------------------------------
Utilities                                                                  16.8%
--------------------------------------------------------------------------------
Transportation                                                             12.4%
--------------------------------------------------------------------------------
Higher Education                                                            8.0%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        7.5%
--------------------------------------------------------------------------------
General Obligation                                                          4.5%
--------------------------------------------------------------------------------
Corporate-Backed                                                            3.5%
--------------------------------------------------------------------------------
Housing                                                                     3.1%
--------------------------------------------------------------------------------
Other Revenue                                                               3.1%
--------------------------------------------------------------------------------
Tax-Supported                                                               1.7%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

(4) Source: Standard & Poor's, "Research: Summary: North Carolina; Tax Secured, General Obligation," RATINGSDIRECT, 6/14/05.

(5) Source: Moody's Investors Service, "New Issue: North Carolina (State of)," 6/14/05.

(6)   These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 63

PERFORMANCE SUMMARY AS OF 8/31/05

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FXNCX)                       CHANGE       8/31/05       2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$0.06        $12.43        $12.37
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                   $0.2670
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FNCIX)                       CHANGE       8/31/05       2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$0.07        $12.55        $12.48
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                   $0.2325
--------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

----------------------------------------------------------------------------------------------
CLASS A                                     6-MONTH             1-YEAR      5-YEAR    10-YEAR
----------------------------------------------------------------------------------------------
Cumulative Total Return(1)                    +2.71%             +6.04%     +36.39%    +76.22%
----------------------------------------------------------------------------------------------
Average Annual Total Return(2)                -1.66%             +1.56%      +5.48%     +5.37%
----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                              +0.35%      +5.47%     +5.25%
----------------------------------------------------------------------------------------------
    Distribution Rate(4)                                4.07%
----------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)             6.82%
----------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                        3.18%
----------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                         5.33%
----------------------------------------------------------------------------------------------
CLASS C                                     6-MONTH             1-YEAR      5-YEAR    10-YEAR
----------------------------------------------------------------------------------------------
Cumulative Total Return(1)                    +2.48%             +5.40%     +32.76%    +67.11%
----------------------------------------------------------------------------------------------
Average Annual Total Return(2)                +1.48%             +4.40%      +5.83%     +5.27%
----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                              +3.23%      +5.82%     +5.14%
----------------------------------------------------------------------------------------------
    Distribution Rate(4)                                3.66%
----------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)             6.14%
----------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                        2.78%
----------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                         4.66%
----------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


64 | Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(4) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/05.

(5) Taxable equivalent distribution rate and yield assume the published rates as of 6/3/05 for the maximum combined federal and North Carolina state personal income tax bracket of 40.36%, based on the federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/05.


                                                          Semiannual Report | 65

YOUR FUND'S EXPENSES

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


66 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                      VALUE 2/28/05      VALUE 8/31/05    PERIOD* 2/28/05-8/31/05
--------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,027.10               $ 3.37
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,021.88               $ 3.36
--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,024.80               $ 6.18
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,019.11               $ 6.16
--------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.66% and C: 1.21%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                          Semiannual Report | 67

FRANKLIN VIRGINIA TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Virginia Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Virginia personal income taxes as is consistent with prudent investing while seeking preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Virginia Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                               % OF TOTAL
RATINGS                                                  LONG-TERM INVESTMENTS**
--------------------------------------------------------------------------------
AAA                                                              60.4%
--------------------------------------------------------------------------------
AA                                                               13.8%
--------------------------------------------------------------------------------
A                                                                 8.8%
--------------------------------------------------------------------------------
BBB                                                               5.5%
--------------------------------------------------------------------------------
Below Investment Grade                                            0.2%
--------------------------------------------------------------------------------
Not Rated by S&P                                                 11.3%
--------------------------------------------------------------------------------

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                         MOODY'S      FITCH
AAA or Aaa                         2.5%        --
AA or Aa                           1.1%        --
A                                  2.9%        --
BBB or Baa                         2.4%       0.4%
Below Investment Grade             2.0%        --
--------------------------------------------------
Total                             10.9%       0.4%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Virginia Tax-Free Income Fund's semiannual report for the period ended August 31, 2005.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields fell, bond prices rose for the six-month reporting period. The Fund's

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 133.


68 | Semiannual Report

DIVIDEND DISTRIBUTIONS(2)
Franklin Virginia Tax-Free Income Fund
3/1/05-8/31/05

--------------------------------------------------------------------------------
                                                         DIVIDEND PER SHARE
                                                    ----------------------------
MONTH                                                 CLASS A          CLASS C
--------------------------------------------------------------------------------
March                                                4.32 cents       3.73 cents
--------------------------------------------------------------------------------
April                                                4.32 cents       3.73 cents
--------------------------------------------------------------------------------
May                                                  4.32 cents       3.73 cents
--------------------------------------------------------------------------------
June                                                 4.32 cents       3.77 cents
--------------------------------------------------------------------------------
July                                                 4.32 cents       3.77 cents
--------------------------------------------------------------------------------
August                                               4.32 cents       3.77 cents
================================================================================
TOTAL                                               25.92 CENTS      22.50 CENTS
--------------------------------------------------------------------------------

Class A share price, as measured by net asset value, increased from $11.91 on February 28, 2005, to $11.97 on August 31, 2005. The Fund's Class A shares paid dividends totaling 25.92 cents per share for the same period.(2) The
Performance Summary beginning on page 71 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.15% based on an annualization of the current 4.28 cent per share dividend and the maximum offering price of $12.50 on August 31, 2005. An investor in the 2005 maximum combined federal and Virginia personal income tax bracket of 38.74% would need to earn a distribution rate of 6.77% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

COMMONWEALTH UPDATE

Virginia's economy continued to outperform those of other U.S. states in job growth and employment. Significant increases in construction, financial and other service sector jobs helped offset losses in the manufacturing, information technology, utilities and transportation sectors. Virginia continued to attract new businesses with its low business costs, generous tax incentives and highly skilled labor force.

Preliminary financial results for June 30, 2005, the commonwealth's fiscal year-end, indicated that Virginia's general fund revenue collections exceeded official estimates by $544 million.(3) Quarterly nonwithholding individual

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

(3) Source: Standard & Poor's, "Research: Virginia's Economic Growth Exceeds That of Other U.S. States," RATINGSDIRECT, 8/4/05.


                                                          Semiannual Report | 69

PORTFOLIO BREAKDOWN
Franklin Virginia Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                                23.4%
--------------------------------------------------------------------------------
Transportation                                                             18.3%
--------------------------------------------------------------------------------
Utilities                                                                  13.0%
--------------------------------------------------------------------------------
General Obligation                                                          9.3%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        8.1%
--------------------------------------------------------------------------------
Higher Education                                                            6.3%
--------------------------------------------------------------------------------
Hospital & Health Care                                                      5.7%
--------------------------------------------------------------------------------
Housing                                                                     5.7%
--------------------------------------------------------------------------------
Other Revenue                                                               5.2%
--------------------------------------------------------------------------------
Corporate-Backed                                                            3.4%
--------------------------------------------------------------------------------
Tax-Supported                                                               1.6%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

income tax payments resulting from stock market gains and bonuses as well as taxes and fees paid on home and real estate sales contributed to most of the surplus.

The commonwealth will deposit most of this amount to its rainy day fund. Revenue growth led to a few notable tax policy changes including lower sales tax on food and redirected rental tax to fund rail improvements. Public education, Medicaid and transportation expenditures were all budgeted to increase. Although its tax-supported debt burden has risen to about $5.5 billion, Virginia's debt ratios are still lower than the national median, with overall debt per capita at 2.2% of personal income.(4)

Independent credit rating agency Standard & Poor's assigned Virginia's general obligation bonds its highest rating of AAA with a stable outlook, reflecting the commonwealth's steady economic growth and strong financial management.(5)

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Virginia Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

(4) Source: Standard & Poor's, "Research: Public Finance Report Card: U.S. States Debt Profiles," RATINGSDIRECT, 1/31/05.

(5)   This does not indicate Standard & Poor's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


70 | Semiannual Report

PERFORMANCE SUMMARY AS OF 8/31/05

FRANKLIN VIRGINIA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRVAX)                       CHANGE       8/31/05       2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$0.06        $11.97        $11.91
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                   $0.2592
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FVAIX)                       CHANGE       8/31/05       2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$0.07        $12.09        $12.02
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                   $0.2250
--------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

----------------------------------------------------------------------------------------------
CLASS A                                     6-MONTH             1-YEAR      5-YEAR    10-YEAR
----------------------------------------------------------------------------------------------
Cumulative Total Return(1)                    +2.74%             +6.28%     +34.02%    +72.28%
----------------------------------------------------------------------------------------------
Average Annual Total Return(2)                -1.64%             +1.78%      +5.11%     +5.14%
----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                              +0.70%      +5.16%     +5.03%
----------------------------------------------------------------------------------------------
    Distribution Rate(4)                                4.15%
----------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)             6.77%
----------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                        3.17%
----------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                         5.17%
----------------------------------------------------------------------------------------------
CLASS C                                     6-MONTH             1-YEAR      5-YEAR    10-YEAR
----------------------------------------------------------------------------------------------
Cumulative Total Return(1)                    +2.51%             +5.72%     +30.51%    +63.31%
----------------------------------------------------------------------------------------------
Average Annual Total Return(2)                +1.51%             +4.72%      +5.47%     +5.03%
----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                              +3.51%      +5.49%     +4.91%
----------------------------------------------------------------------------------------------
    Distribution Rate(4)                                3.74%
----------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)             6.10%
----------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                        2.77%
----------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                         4.52%
----------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 71

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(4) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/05.

(5) Taxable equivalent distribution rate and yield assume the published rates as of 6/3/05 for the maximum combined federal and Virginia personal income tax bracket of 38.74%, based on the federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/05.


72 | Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN VIRGINIA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 73

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                      VALUE 2/28/05      VALUE 8/31/05    PERIOD* 2/28/05-8/31/05
--------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,027.40               $ 3.42
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,021.83               $ 3.41
--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,025.10               $ 6.23
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,019.06               $ 6.21
--------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.67% and C: 1.22%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


74 | Semiannual Report

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN ALABAMA TAX-FREE INCOME FUND

                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED
                                                   AUGUST 31,
                                                     2005                              YEAR ENDED FEBRUARY 28,
CLASS A                                           (UNAUDITED)            2005      2004(e)          2003          2002         2001
                                                  ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $     11.61     $     11.76   $    11.50   $     11.22   $     11.08   $    10.62
                                                  ---------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................          0.25            0.51         0.52          0.54          0.56         0.58

 Net realized and unrealized gains (losses) ...          0.03           (0.16)        0.26          0.28          0.14         0.47
                                                  ---------------------------------------------------------------------------------
Total from investment operations ..............          0.28            0.35         0.78          0.82          0.70         1.05
                                                  ---------------------------------------------------------------------------------
Less distributions from net investment income .         (0.26)          (0.50)       (0.52)        (0.54)        (0.56)       (0.59)
                                                  ---------------------------------------------------------------------------------
Redemption fees ...............................            --(c)           --           --            --            --           --
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period ................   $     11.63     $     11.61   $    11.76   $     11.50   $     11.22   $    11.08
                                                  =================================================================================

Total return(b) ...............................          2.41%           3.12%        6.92%         7.55%         6.49%       10.11%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $   235,053     $   225,258   $  236,225   $   228,746   $   215,649   $  210,198

Ratios to average net assets:

 Expenses .....................................          0.71%(d)        0.72%        0.72%         0.73%         0.73%        0.73%

 Net investment income ........................          4.29%(d)        4.39%        4.47%         4.81%         5.05%        5.32%

Portfolio turnover rate .......................          2.23%           8.53%       12.53%        17.10%         9.94%       11.12%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


                     Semiannual Report | See notes to financial statements. | 75

FRANKLIN TAX-FREE TRUST

FRANKLIN ALABAMA TAX-FREE INCOME FUND (CONTINUED)

                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                   AUGUST 31,
                                                     2005                             YEAR ENDED FEBRUARY 28,
CLASS C                                           (UNAUDITED)            2005      2004(e)          2003          2002         2001
                                                  ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $     11.70     $     11.84   $    11.58   $     11.29   $     11.14   $    10.68
                                                  ---------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................          0.22            0.45         0.45          0.49          0.50         0.52

 Net realized and unrealized gains (losses) ...          0.02           (0.15)        0.26          0.28          0.15         0.47
                                                  ---------------------------------------------------------------------------------
Total from investment operations ..............          0.24            0.30         0.71          0.77          0.65         0.99
                                                  ---------------------------------------------------------------------------------
Less distributions from net investment income .         (0.22)          (0.44)       (0.45)        (0.48)        (0.50)       (0.53)
                                                  ---------------------------------------------------------------------------------
Redemption fees ...............................            --(c)           --           --            --            --           --
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period ................   $     11.72     $     11.70   $    11.84   $     11.58   $     11.29   $    11.14
                                                  =================================================================================

Total return(b) ...............................          2.10%           2.63%        6.25%         7.01%         5.96%        9.46%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $    33,791     $    31,702   $   30,504   $    25,258   $    18,462   $   14,475

Ratios to average net assets:

 Expenses .....................................          1.26%(d)        1.27%        1.29%         1.26%         1.28%        1.28%

 Net investment income ........................          3.74%(d)        3.84%        3.90%         4.28%         4.50%        4.77%

Portfolio turnover rate .......................          2.23%           8.53%       12.53%        17.10%         9.94%       11.12%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


76 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.3%
   BONDS 98.3%
   ALABAMA 88.9%
   Alabama Building Renovation Finance Authority Revenue, Refunding,
     AMBAC Insured, 5.625%, 9/01/24 ..............................................................  $    2,500,000  $     2,754,375
   Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan,
     Series A, AMBAC Insured, 5.25%, 8/15/24 .....................................................       1,755,000        1,886,695
   Alabama HFA, SFMR, Series D-2, GNMA Secured, 5.75%, 10/01/23 ..................................         840,000          864,150
   Alabama State Docks Department Docks Facilities Revenue,
       MBIA Insured, 6.30%, 10/01/21 .............................................................       4,500,000        4,730,445
       Refunding, MBIA Insured, 5.50%, 10/01/22 ..................................................       1,000,000        1,080,250
   Alabama State IDA, Solid Waste Disposal Revenue, Pine City Fiber Co., 6.45%, 12/01/23 .........       2,000,000        2,105,980
   Alabama Water Pollution Control Authority Revenue, Fund Loan, Series A,
     AMBAC Insured, 5.00%, 8/15/23 ...............................................................       4,435,000        4,709,127
   Alabaster GO, wts., AMBAC Insured, Pre-Refunded, 5.00%,
       9/01/24 ...................................................................................       3,470,000        3,809,887
       9/01/27 ...................................................................................       1,500,000        1,646,925
   Alabaster Sewer Revenue, AMBAC Insured, 5.00%, 4/01/29 ........................................       2,055,000        2,178,300
   Auburn GO, FSA Insured, 5.00%, 1/01/24 ........................................................       1,500,000        1,591,725
   Auburn University Revenues, Athletic, Series A, FSA Insured, 5.00%, 4/01/32 ...................       2,000,000        2,109,680
   Baldwin County Eastern Shore Health Care Authority Hospital Revenue, 5.75%, 4/01/27 ...........       1,000,000        1,013,560
   Bessemer, wts., XLCA Insured, 5.00%, 2/01/35 ..................................................       1,990,000        2,107,490
   Birmingham Baptist Medical Center Special Care Facilities Financing Authority Revenue,
     Baptist Health System Inc., Refunding, MBIA Insured, 5.875%,
       11/15/19 ..................................................................................       3,500,000        3,677,940
       11/15/26 ..................................................................................       2,000,000        2,100,480
   Birmingham GO, Refunding and Capital Improvement, Series B, AMBAC Insured,
     5.00%, 12/01/32 .............................................................................       4,000,000        4,190,000
   Birmingham Southern College Private Educational Building Authority Tuition Revenue,
     Refunding, 5.35%, 12/01/19 ..................................................................       1,000,000        1,018,330
   Clarke and Mobile Counties Gas District Revenue, AMBAC Insured, 5.875%, 12/01/23 ..............       4,000,000        4,471,800
   Coffee County PBA, Building Revenue,
       MBIA Insured, 5.00%, 9/01/27 ..............................................................       2,145,000        2,261,881
       wts., FSA Insured, Pre-Refunded, 6.10%, 9/01/16 ...........................................       1,000,000        1,051,630
   Courtland IDBR,
       Environmental Improvement Revenue, Champion International Corp. Project,
        Refunding, 6.40%, 11/01/26 ...............................................................       2,000,000        2,094,420
       Solid Waste Disposal Revenue, Champion International Corp. Project, Series A,
        6.50%, 9/01/25 ...........................................................................       5,000,000        5,104,500
   Culman and Jefferson County Gas District Gas Revenue, MBIA Insured, 5.85%, 7/01/24 ............       2,000,000        2,241,460
   Etowah County Board Education GO, Special Tax School wts., FSA Insured, 5.00%,
       9/01/24 ...................................................................................       4,235,000        4,501,212
       9/01/28 ...................................................................................       2,000,000        2,115,940
       9/01/33 ...................................................................................       2,500,000        2,627,575
   Fairfield GO, wts., Refunding, AMBAC Insured, 5.00%, 2/01/29 ..................................       1,500,000        1,588,530
   Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding,
       5.45%, 9/01/14 ............................................................................       2,000,000        2,107,640
       Series A, 6.70%, 12/01/24 .................................................................       3,500,000        3,567,200
   Florence Electric Revenue, wts., FSA Insured, 5.25%, 6/01/19 ..................................       1,415,000        1,518,521
   Florence wts. GO, Series B, FGIC Insured, 5.00%, 9/01/23 ......................................       2,500,000        2,664,175
   Franklin County wts., Series B, AMBAC Insured, 5.125%, 10/01/33 ...............................       2,000,000        2,133,920


                                                          Semiannual Report | 77

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ALABAMA (CONT.)
(a)Fultondale GO, wts., Series A, AMBAC Insured, 5.00%, 8/01/30 ..................................  $    2,250,000  $     2,396,385
   Gulf Shores GO, wts., AMBAC Insured,
       6.00%, 9/01/21 ............................................................................         770,000          796,888
       Pre-Refunded, 6.00%, 9/01/21 ..............................................................       1,165,000        1,206,486
   Houston County Health Care Authority Revenue, AMBAC Insured,
       6.125%, 10/01/25 ..........................................................................       1,000,000        1,112,650
       6.25%, 10/01/30 ...........................................................................       3,150,000        3,540,159
   Huntsville Capital Improvement GO, Series A, AMBAC Insured, 5.00%, 2/01/23 ....................       1,000,000        1,061,520
   Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
       5.40%, 6/01/22 ............................................................................       4,000,000        4,431,840
       5.50%, 6/01/27 ............................................................................       3,820,000        4,242,759
   Huntsville PBA, Lease Revenue, Municipal Justice and Public Safety Center,
     MBIA Insured, 5.00%,
       10/01/25 ..................................................................................       5,000,000        5,313,450
       10/01/29 ..................................................................................       4,000,000        4,228,200
   Jacksonville State University Revenue, Tuition and Fee, MBIA Insured, 5.00%, 12/01/22 .........       3,000,000        3,179,070
   Jefferson County Ltd. Obligation School wts. Revenue, Series A, 5.00%, 1/01/24 ................       2,000,000        2,106,940
   Jefferson County Sewer Revenue,
       Capital Improvement, wts., Series A, FGIC Insured, Pre-Refunded, 5.00%, 2/01/33 ...........       1,000,000        1,072,240
       Capital Improvement, wts., Series A, FGIC Insured, Pre-Refunded, 5.375%, 2/01/36 ..........       6,000,000        6,505,680
       Series D, FGIC Insured, Pre-Refunded, 5.00%, 2/01/32 ......................................       3,000,000        3,302,700
       wts., ETM, 7.50%, 9/01/13 .................................................................         200,000          223,090
       wts., Series D, FGIC Insured, Pre-Refunded, 5.75%, 2/01/27 ................................       6,000,000        6,295,920
   Lauderdale County and Florence Health Care Authority Revenue, Coffee Health Group,
     Series A, MBIA Insured,
       5.625%, 7/01/21 ...........................................................................       3,000,000        3,308,520
       5.375%, 7/01/29 ...........................................................................       3,095,000        3,283,207
       Pre-Refunded, 5.375%, 7/01/29 .............................................................       1,905,000        2,078,260
   Madison County Board of Education Capital Outlay GO, Tax Anticipation wts., Series A,
     AMBAC Insured, 5.00%, 9/01/34 ...............................................................       1,000,000        1,056,290
   Madison GO, wts., AMBAC Insured, 5.35%, 2/01/26 ...............................................       2,410,000        2,590,919
   Marshall County Health Care Authority Hospital Revenue, Series A, 5.75%, 1/01/32 ..............       2,170,000        2,302,674
   Mobile County Board School Commissioners GO, Capital Outlay wts., Series B, AMBAC Insured,
       5.10%, 3/01/22 ............................................................................       2,265,000        2,394,626
       5.125%, 3/01/31 ...........................................................................       8,230,000        8,632,365
   Mobile Housing Assistance Corp. MFHR, Refunding, Series  A, FSA Insured, 7.625%, 2/01/21 ......       1,200,000        1,208,916
   Montgomery Medical Clinic Board Health Care Facilities Revenue, Jackson Hospital and Clinic,
     Refunding, AMBAC Insured, 6.00%, 3/01/26 ....................................................       6,000,000        6,200,880
   Morgan County wts. GO, AMBAC Insured, 5.00%, 4/01/29 ..........................................       1,975,000        2,093,500
   Moulton Water Works Board Water Revenue, MBIA Insured, 5.375%, 1/01/32 ........................       1,935,000        2,077,222
   Muscle Shoals GO, wts., MBIA Insured,
       5.80%, 8/01/16 ............................................................................         295,000          304,183
       5.90%, 8/01/25 ............................................................................       1,210,000        1,247,897
       5.50%, 8/01/30 ............................................................................       2,150,000        2,346,747
       Pre-Refunded, 5.80%, 8/01/16 ..............................................................       1,430,000        1,475,932
       Pre-Refunded, 5.90%, 8/01/25 ..............................................................       5,790,000        5,978,233
   Orange Beach Water Sewer and Fire Protection Authority Revenue, MBIA Insured, 5.00%,
       5/15/30 ...................................................................................       1,500,000        1,595,880
       5/15/35 ...................................................................................       6,000,000        6,358,980


78 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ALABAMA (CONT.)
   Oxford GO, School wts., AMBAC Insured, 6.00%, 5/01/30 .........................................  $    4,275,000  $     4,747,943
   Russellville GO, wts., MBIA Insured, Pre-Refunded, 5.75%, 12/01/26 ............................       2,500,000        2,636,550
   Sheffield GO, wts., AMBAC Insured, 5.125%, 5/01/33 ............................................       2,610,000        2,777,014
   St. Clair County Board of Education wts., Tax Anticipation wts.,
       Refunding, Series C, FSA Insured, 5.85%, 2/01/29 ..........................................       1,530,000        1,668,236
       Series C, FSA Insured, Pre-Refunded, 5.85%, 2/01/29 .......................................       3,285,000        3,611,923
   Sylacauga GO, wts., AMBAC Insured, 5.50%, 6/01/25 .............................................       1,700,000        1,856,417
   Tallahassee GO, Water, Gas and Sewer Waste, AMBAC Insured, Pre-Refunded, 5.25%, 5/01/31 .......       1,135,000        1,218,139
   Troy State University Student Fee Revenue, MBIA Insured, 5.00%, 11/01/21 ......................       2,215,000        2,386,042
   Tuscaloosa, wts., FSA Insured, 5.00%, 1/01/30 .................................................       2,500,000        2,654,775
   University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .................       1,000,000        1,062,940
   University of Montavello Revenue, FSA Insured, 5.30%, 5/01/22 .................................       1,940,000        2,099,274
   University of North Alabama Revenue,
       General Fee, Series A, FSA Insured, 5.375%, 11/01/17 ......................................       4,395,000        4,737,327
       Student Housing, FGIC Insured, 5.00%, 11/01/29 ............................................       2,995,000        3,167,272
   Valley Special Care Facilities Financing Authority Revenue, Lanier Memorial Hospital,
     Series A, 5.65%, 11/01/22 ...................................................................       3,465,000        3,479,969
   Warrior River Water Authority Water Revenue, FSA Insured,
       5.40%, 8/01/29 ............................................................................       4,250,000        4,569,515
       5.50%, 8/01/34 ............................................................................       4,735,000        5,083,827
                                                                                                                    ---------------
                                                                                                                        238,934,114
                                                                                                                    ---------------
   U. S. TERRITORIES 9.4%
   Puerto Rico Commonwealth GO, Public Improvement,
       FSA Insured, 5.125%, 7/01/30 ..............................................................       1,115,000        1,190,820
       FSA Insured, Pre-Refunded, 5.25%, 7/01/27 .................................................       1,495,000        1,655,653
       FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ................................................       1,885,000        2,075,140
       Refunding, FSA Insured, 5.25%, 7/01/27 ....................................................       1,005,000        1,079,300
       Series A, 5.125%, 7/01/31 .................................................................       3,550,000        3,710,318
       Series A, Pre-Refunded, 5.125%, 7/01/31 ...................................................       1,450,000        1,596,261
   Puerto Rico Electric Power Authority Power Revenue, Series II, FSA Insured, 5.125%, 7/01/26 ...       5,000,000        5,408,050
   Puerto Rico PBA Revenue,
       Government Facilities, Series D, 5.25%, 7/01/27 ...........................................         760,000          813,360
       Government Facilities, Series D, Pre-Refunded, 5.25%, 7/01/27 .............................       2,305,000        2,555,092
       Guaranteed Government Facilities, Series G, 5.00%, 7/01/26 ................................       1,000,000        1,049,370
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
       10/01/13 ..................................................................................       1,700,000        1,818,507
       10/01/22 ..................................................................................       2,300,000        2,433,377
                                                                                                                    ---------------
                                                                                                                         25,385,248
                                                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $246,887,759) ...............................................                      264,319,362
                                                                                                                    ---------------


                                                          Semiannual Report | 79

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 0.7%
   BONDS 0.7%
   ALABAMA 0.7%
(b)Evergreen IDB, IDR, Tenax Manufacturing Project, Refunding, Weekly VRDN and Put,
     2.34%, 12/01/12 .............................................................................  $      200,000  $       200,000
(b)Homewood Educational Building Authority Revenue, Educational Facilities, Samford University,
     AMBAC Insured, Daily VRDN and Put, 2.28%, 12/01/21 ..........................................       1,700,000        1,700,000
                                                                                                                    ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $1,900,000) ................................................                        1,900,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $248,787,759) 99.0% ...................................................                      266,219,362
   OTHER ASSETS, LESS LIABILITIES 1.0% ...........................................................                        2,624,654
                                                                                                                    ---------------
   NET ASSETS 100.0% .............................................................................                  $   268,844,016
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 137.

(a)   See Note (1b) regarding securities purchased on a delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


80 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN FLORIDA TAX-FREE INCOME FUND

                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                  AUGUST 31,
                                                     2005                              YEAR ENDED FEBRUARY 28,
CLASS A                                           (UNAUDITED)            2005      2004(e)          2003          2002         2001
                                                  ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $     12.00     $     12.17   $    11.97   $     11.71   $     11.54   $    10.89
                                                  ---------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................          0.27            0.55         0.56          0.57          0.59         0.61

 Net realized and unrealized gains (losses) ...          0.07           (0.17)        0.20          0.26          0.18         0.64
                                                  ---------------------------------------------------------------------------------
Total from investment operations ..............          0.34            0.38         0.76          0.83          0.77         1.25
                                                  ---------------------------------------------------------------------------------
Less distributions from net investment income .         (0.28)          (0.55)       (0.56)        (0.57)        (0.60)       (0.60)
                                                  ---------------------------------------------------------------------------------
Redemption fees ...............................            --(c)           --(c)        --            --            --           --
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period ................   $     12.06     $     12.00   $    12.17   $     11.97   $     11.71   $    11.54
                                                  =================================================================================

Total return(b) ...............................          2.87%           3.28%        6.47%         7.32%         6.83%       11.77%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $ 1,510,917     $ 1,488,979   $1,594,007   $ 1,624,544   $ 1,609,946   $1,538,593

Ratios to average net assets:

 Expenses .....................................          0.61%(d)        0.62%        0.62%         0.61%         0.62%        0.62%

 Net investment income ........................          4.51%(d)        4.67%        4.65%         4.87%         5.05%        5.41%

Portfolio turnover rate .......................          5.15%           4.15%        6.89%        16.84%        13.91%       12.05%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


                     Semiannual Report | See notes to financial statements. | 81

FRANKLIN TAX-FREE TRUST

FRANKLIN FLORIDA TAX-FREE INCOME FUND (CONTINUED)

                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                  AUGUST 31,
                                                     2005                             YEAR ENDED FEBRUARY 28,
CLASS B                                           (UNAUDITED)            2005      2004(e)          2003          2002         2001
                                                  ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $     12.08     $     12.25   $    12.04   $     11.77   $     11.58   $    10.90
                                                  ---------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................          0.24            0.49         0.50          0.51          0.52         0.55

 Net realized and unrealized gains (losses) ...          0.07           (0.18)        0.20          0.27          0.20         0.67
                                                  ---------------------------------------------------------------------------------
Total from investment operations ..............          0.31            0.31         0.70          0.78          0.72         1.22
                                                  ---------------------------------------------------------------------------------
Less distributions from net investment income .         (0.25)          (0.48)       (0.49)        (0.51)        (0.53)       (0.54)
                                                  ---------------------------------------------------------------------------------
Redemption fees ...............................            --(c)           --(c)        --            --            --           --
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period ................   $     12.14     $     12.08   $    12.25   $     12.04   $     11.77   $    11.58
                                                  =================================================================================

Total return(b) ...............................          2.56%           2.66%        5.94%         6.78%         6.38%       11.42%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $    71,823     $    74,311   $   76,208   $    55,167   $    30,875   $    7,412

Ratios to average net assets:

 Expenses .....................................          1.16%(d)        1.17%        1.17%         1.16%         1.17%        1.17%

 Net investment income ........................          3.96%(d)        4.12%        4.10%         4.32%         4.50%        4.81%

Portfolio turnover rate .......................          5.15%           4.15%        6.89%        16.84%        13.91%       12.05%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


82 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

FRANKLIN FLORIDA TAX-FREE INCOME FUND (CONTINUED)

                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                  AUGUST 31,
                                                     2005                             YEAR ENDED FEBRUARY 28,
CLASS C                                           (UNAUDITED)            2005      2004(e)          2003          2002         2001
                                                  ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $     12.14     $     12.30   $    12.09   $     11.83   $     11.65   $    10.98
                                                  ---------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................          0.25            0.49         0.50          0.51          0.53         0.55

 Net realized and unrealized gains (losses) ...          0.07           (0.17)        0.20          0.26          0.18         0.66
                                                  ---------------------------------------------------------------------------------
Total from investment operations ..............          0.32            0.32         0.70          0.77          0.71         1.21
                                                  ---------------------------------------------------------------------------------
Less distributions from net investment income .         (0.25)          (0.48)       (0.49)        (0.51)        (0.53)       (0.54)
                                                  ---------------------------------------------------------------------------------
Redemption fees ...............................            --(c)           --(c)        --            --            --           --
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period ................   $     12.21     $     12.14   $    12.30   $     12.09   $     11.83   $    11.65
                                                  =================================================================================

Total return(b) ...............................          2.63%           2.74%        5.90%         6.66%         6.26%       11.26%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $   133,945     $   124,949   $  124,727   $   113,644   $    90,895   $   74,194

Ratios to average net assets:

 Expenses .....................................          1.16%(d)        1.17%        1.17%         1.16%         1.17%        1.17%

 Net investment income ........................          3.96%(d)        4.12%        4.10%         4.32%         4.51%        4.86%

Portfolio turnover rate .......................          5.15%           4.15%        6.89%        16.84%        13.91%       12.05%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


                     Semiannual Report | See notes to financial statements. | 83

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.4%
   BONDS 92.3%
   FLORIDA 86.3%
   Alachua County Health Facilities Authority Revenue, Shands Teaching Hospital, Series A, MBIA
     Insured, 5.80%, 12/01/26 ....................................................................  $   10,000,000  $    10,503,100
   Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/21 ................................       2,000,000        2,147,800
   Bay County Water System Revenue, Refunding, AMBAC Insured, 5.00%, 9/01/29 .....................       2,000,000        2,149,680
   Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc.
     Project, 5.00%, 4/01/26 .....................................................................       5,000,000        5,262,600
   Brevard County Housing Finance Authority SFMR, Multi-County Program, GNMA Secured,
     6.40%, 9/01/30 ..............................................................................         175,000          175,000
   Brevard County School Board COP,
       AMBAC Insured, 5.00%, 7/01/26 .............................................................      10,000,000       10,572,800
       Refunding, Series A, AMBAC Insured, 5.40%, 7/01/11 ........................................       4,415,000        4,877,427
       Series A, FGIC Insured, 5.00%, 7/01/30 ....................................................       4,500,000        4,778,595
   Broward County Educational Facilities Authority Revenue, Educational Facilities,
     Nova Southeastern, Series B, 5.60%, 4/01/29 .................................................       3,180,000        3,405,335
   Broward County Health Facilities Authority Revenue, Catholic Health Services, Refunding,
     5.50%, 8/15/20 ..............................................................................       9,360,000        9,965,218
   Broward County HFA, MFHR,
       Bridgewater Place Apartments Project, Series A, 5.45%, 10/01/34 ...........................       3,000,000        3,085,620
       Cross Keys Apartments Project, Series A, 5.80%, 10/01/33 ..................................       1,985,000        2,043,617
       Cross Keys Apartments Project, Series A, 5.85%, 4/01/39 ...................................       5,750,000        5,909,275
       Stirling Apartments Phase II, Series A, 5.35%, 10/01/29 ...................................       1,000,000        1,020,400
       Stirling Apartments Phase II, Series A, 5.40%, 4/01/39 ....................................       2,000,000        2,032,680
   Broward County HFAR, Series D,
       6.90%, 6/01/09 ............................................................................          40,000           40,076
       7.375%, 6/01/21 ...........................................................................         205,000          205,398
   Broward County Professional Sports Facilities Tax Revenue, Civic Arena Project,
       Series A, MBIA Insured,
       5.75%, 9/01/21 ............................................................................       5,000,000        5,179,150
       5.625%, 9/01/28 ...........................................................................      10,000,000       10,346,300
   Broward County School Board COP, Series A, FSA Insured, 5.00%,
       7/01/26 ...................................................................................      21,500,000       22,797,310
       7/01/29 ...................................................................................       4,680,000        5,001,797
       7/01/30 ...................................................................................       5,000,000        5,323,000
   Cape Canaveral Hospital District Revenue COP, Refunding, 5.25%, 1/01/28 .......................       3,500,000        3,597,125
   Celebration CDD, Special Assessment, Series A, MBIA Insured, 5.50%, 5/01/18 ...................       1,460,000        1,528,883
   Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%, 8/15/23 .....       9,895,000       10,778,327
   Clearwater MFR, Rental Housing, Drew Gardens Projects, Refunding, Series A, FHA Insured,
     6.50%, 10/01/25 .............................................................................       2,525,000        2,526,010
   Clermont Water and Sewer Revenue, Refunding, FSA Insured, 5.375%, 12/01/30 ....................       5,000,000        5,339,450
   Crossing At Fleming Island CDD, Florida Special Assessment Revenue, Refunding, Series B,
     MBIA Insured, 5.80%, 5/01/16 ................................................................       5,980,000        6,687,494
   Dade County Aviation Revenue, Miami International Airport,
       Series B, FSA Insured, 5.125%, 10/01/22 ...................................................       4,750,000        4,913,922
       Series C, FSA Insured, 5.125%, 10/01/27 ...................................................       9,550,000        9,945,370


84 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Dade County Water and Sewer System Revenue, FGIC Insured,
       5.75%, 10/01/22 ...........................................................................  $    5,000,000  $     5,109,550
       5.50%, 10/01/25 ...........................................................................      11,500,000       11,749,550
       5.25%, 10/01/26 ...........................................................................      13,000,000       13,608,270
   Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%, 11/15/32 ......       3,250,000        3,449,257
   Duval County HFA, MFHR, Mortgage, Eagles Point North, Series A, MBIA Insured,
       5.60%, 7/01/17 ............................................................................       1,000,000        1,036,930
       5.70%, 7/01/27 ............................................................................       2,000,000        2,064,340
   Enterprise CDD, Water and Sewer Revenue, MBIA Insured, 5.50%, 5/01/26 .........................       3,000,000        3,243,240
   Escambia County Health Facilities Authority Health Facility Revenue,
       Baptist Hospital and Baptist Manor, 5.125%, 10/01/19 ......................................       8,750,000        9,021,862
       Florida Health Care Facility Loan VHA Project, AMBAC Insured, 5.95%, 7/01/20 ..............       1,235,000        1,327,995
   Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Series A-2,
     AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 ................................................      25,000,000       27,668,500
   Escambia County HFA, SFMR, Multi County Program, Series A, MBIA Insured, 6.40%,
     10/01/30 ....................................................................................       1,390,000        1,406,346
   First Florida Governmental Financing Commission Revenue, AMBAC Insured, Pre-Refunded,
     5.75%, 7/01/16 ..............................................................................       3,700,000        3,824,727
   Florida HFAR,
       General Mortgage, Refunding, Series A, FHA Insured, 6.40%, 6/01/24 ........................         240,000          241,022
       Homeowner Mortgage, Series 1, MBIA Insured, 5.625%, 7/01/17 ...............................       2,705,000        2,817,934
       MFH, Driftwood Terrace Project, Series I, 7.65%, 12/20/31 .................................       3,275,000        3,304,213
       Reserve at Kanapaha, Series G, AMBAC Insured, 5.70%, 7/01/37 ..............................       5,000,000        5,160,250
       Reserve at Northshore, Series H, AMBAC Insured, 5.70%, 5/01/37 ............................       2,000,000        2,069,180
       Riverfront Apartments, Series A, AMBAC Insured, 6.25%, 4/01/37 ............................       1,300,000        1,352,455
   Florida HFC Revenue,
       Brenwood Trace Apartments, Series E-1, FSA Insured, 5.80%, 12/01/38 .......................       4,965,000        5,217,669
       Deer Meadows Apartments, Series R, FNMA Insured, 6.00%, 5/01/32 ...........................       3,505,000        3,727,147
       Homeowner Mortgage, Series 4, FSA Insured, 6.25%, 7/01/22 .................................       2,215,000        2,256,420
       Housing Brenwood Trace Apartments, Series E-1, FSA Insured, 5.65%, 6/01/19 ................       1,245,000        1,314,533
       Housing-Waverly Apartments, Series C-1, FSA Insured, 6.50%, 7/01/40 .......................       3,000,000        3,227,340
   Florida Intergovernmental Finance Commission Capital Revenue, Series C-1, AMBAC Insured,
     5.00%, 2/01/21 ..............................................................................       1,355,000        1,437,099
   Florida Municipal Loan Council Revenue, Series B, MBIA Insured, Pre-Refunded, 5.75%,
     11/01/29 ....................................................................................       1,500,000        1,665,045
   Florida Ports Financing Commission Revenue, State Transportation Trust Fund-Intermodal
     Program, FGIC Insured, 5.50%, 10/01/23 ......................................................       7,000,000        7,499,170
   Florida State Board of Education Capital Outlay GO, Public Education,
       Refunding, Series D, 5.75%, 6/01/22 .......................................................      25,900,000       28,701,085
       Refunding, Series D, 6.00%, 6/01/23 .......................................................      15,000,000       18,937,950
       Refunding, Series G, FGIC Insured, 5.00%, 6/01/31 .........................................       5,000,000        5,295,450
       Series C, FGIC Insured, 5.75%, 6/01/29 ....................................................       5,000,000        5,591,950
       Series F, FGIC Insured, Pre-Refunded, 5.50%, 6/01/26 ......................................      10,000,000       10,301,100
   Florida State Board of Education GO, Series F, MBIA Insured, 5.00%, 6/01/28 ...................      20,000,000       21,277,200
   Florida State Board of Education Lottery Revenue, Series A, FGIC Insured, 5.00%, 7/01/20 ......       7,000,000        7,607,040
   Florida State Board of Education Public Education GO, Refunding, Series C, AMBAC Insured,
     5.00%, 6/01/34 ..............................................................................      15,000,000       16,048,950


                                                          Semiannual Report | 85

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Florida State Board Regent Housing Revenue,
       University of Central Florida, AMBAC Insured, 5.75%, 10/01/29 .............................  $    8,650,000  $     9,529,791
       University of Florida, FGIC Insured, 5.75%, 7/01/25 .......................................       3,400,000        3,766,724
       University of Florida, FGIC Insured, 5.25%, 7/01/30 .......................................       2,060,000        2,200,904
   Florida State Department of Environmental Protection Preservation Revenue, Florida Forever,
     Series A, MBIA Insured, 5.00%, 7/01/21 ......................................................       4,000,000        4,294,240
   Florida State Department of General Services Division Facilities Management Revenue,
     Florida Facilities Pool, Series B, FSA Insured, 5.50%, 9/01/28 ..............................      10,000,000       10,825,100
   Florida State Department of Transportation GO, Right of Way, Series A, 4.75%, 7/01/24 .........       6,000,000        6,317,640
   Florida State Education System Facility Revenue, Florida State University Housing, Refunding,
     Series A, MBIA Insured, 5.00%, 5/01/31 ......................................................      11,730,000       12,601,774
   Florida State Mid-Bay Bridge Authority Revenue,
       Exchangeable, 6.05%, 10/01/22 .............................................................       7,000,000        7,362,950
       Exchangeable, Refunding, Series D, 6.10%, 10/01/22 ........................................      13,695,000       14,367,972
       Exchangeable, Series A, 5.95%, 10/01/13 ...................................................      12,030,000       12,939,468
       Exchangeable, Series D, ETM, 6.10%, 10/01/22 ..............................................       3,545,000        4,372,297
       Series A, ETM, 6.875%, 10/01/22 ...........................................................       6,000,000        8,002,740
   Florida State Municipal Power Agency Revenue, Stanton II Project, Refunding,
     AMBAC Insured, 5.00%, 10/01/26 ..............................................................       5,000,000        5,311,450
   Florida State Turnpike Authority Turnpike Revenue, Department of Transportation,
     Series B, 5.00%, 7/01/30 ....................................................................       3,455,000        3,610,717
   Fort Pierce Utilities Authority Revenue, AMBAC Insured, 5.00%, 10/01/27 .......................       7,000,000        7,396,550
   Gainesville Utilities Systems Revenue, Series A, 5.20%, 10/01/26 ..............................       7,590,000        7,847,529
   Gateway Services District Revenue, Transportation Roadway Service Charges, 8.75%, 5/01/14 .....       2,425,000        2,463,751
   Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding,
     GNMA Secured, 5.30%, 12/20/18 ...............................................................       1,240,000        1,317,041
   Highlands County Health Facilities Authority Revenue, Adventist Health Systems,
       5.25%, 11/15/20 ...........................................................................      10,000,000       10,391,400
       Series A, 6.00%, 11/15/31 .................................................................      16,000,000       17,586,560
   Hillsborough County Assessment Revenue, Capacity Assessment Special,
     FSA Insured, 5.125%, 3/01/20 ................................................................       1,000,000        1,081,210
   Hillsborough County Aviation Authority Revenue, Tampa International Airport, Series B,
     FGIC Insured, Pre-Refunded, 5.875%, 10/01/23 ................................................       5,000,000        5,259,450
   Hillsborough County HFA Mortgage Revenue, SF, Series A, GNMA Secured, 5.875%, 4/01/30 .........       1,920,000        1,987,008
   Hillsborough County IDA, PCR, Tampa Electric Co. Project, Refunding, 5.50%, 10/01/23 ..........      16,000,000       17,038,880
   Hillsborough County IDAR, Tampa General Hospital Project, Refunding, Series B, 5.40%,
     10/01/28 ....................................................................................       7,000,000        7,422,100
   Hillsborough County School Board COP,
       Master Lease Program, Series A, MBIA Insured, 5.375%, 7/01/21 .............................       5,000,000        5,323,900
       Master Lease Program, Series A, MBIA Insured, 5.25%, 7/01/22 ..............................       5,000,000        5,293,300
       MBIA Insured, 5.00%, 7/01/26 ..............................................................       8,330,000        8,965,412
       MBIA Insured, 5.00%, 7/01/29 ..............................................................      10,000,000       10,562,100
       MBIA Insured, Pre-Refunded, 5.375%, 7/01/26 ...............................................       8,000,000        8,656,480
       Series B, MBIA Insured, 5.125%, 7/01/26 ...................................................       5,000,000        5,347,700
   Indian River County Hospital District Revenue, Refunding, FSA Insured, 5.70%, 10/01/15 ........       1,000,000        1,046,040
   Jacksonville Capital Improvement Revenue,
       Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25 .......................................       3,460,000        3,684,277
       Series A, AMBAC Insured, 5.00%, 10/01/30 ..................................................      10,000,000       10,566,100


86 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Jacksonville Capital Improvement Revenue Certificates, Gator Bowl Project,
     AMBAC Insured, 5.875%, 10/01/25 .............................................................  $    5,000,000  $     5,061,500
   Jacksonville Electric Authority Revenue, Water and Sewer, Series B, FGIC Insured,
     5.40%, 10/01/20 .............................................................................       3,000,000        3,099,390
   Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured,
     5.00%, 10/01/32 .............................................................................      17,250,000       18,215,655
   Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/23 ................................       5,000,000        5,316,800
   Jacksonville Transportation Revenue, MBIA Insured,
       5.25%, 10/01/29 ...........................................................................      17,955,000       19,384,218
       5.00%, 10/01/31 ...........................................................................      25,000,000       26,197,500
   Jacksonville Water and Sewer System Revenue, Refunding, Series A, MBIA Insured,
     5.00%, 10/01/25 .............................................................................       1,500,000        1,604,865
   Kissimmee Water and Sewer Revenue, Refunding, AMBAC Insured, ETM, 6.00%, 10/01/15 .............       5,000,000        5,012,350
   Lakeland Hospital System Revenue, Lakeland Regional Health System,
       5.75%, 11/15/27 ...........................................................................       6,925,000        7,568,540
       5.50%, 11/15/32 ...........................................................................      12,070,000       12,983,820
       Series A, MBIA Insured, 5.50%, 11/15/26 ...................................................      10,000,000       10,693,600
   Lee County Airport Revenue, Series A, FSA Insured, 6.00%, 10/01/32 ............................      11,405,000       12,629,327
   Lee County Hospital Board of Directors Hospital Revenue, Lee Memorial Health System,
     Series A, MBIA Insured, Pre-Refunded, 5.875%, 4/01/24 .......................................      18,000,000       19,176,840
   Lee County IDA, Health Care Facilities Revenue, Shell Point Village Project,
       Refunding, Series A, 5.50%, 11/15/29 ......................................................       4,000,000        4,092,240
       Series A, 5.50%, 11/15/21 .................................................................       7,500,000        7,714,950
   Lee County School Board COP, Series A, FSA Insured, 5.00%, 8/01/28 ............................       7,500,000        8,038,275
   Lee County Transportation Facilities Revenue, MBIA Insured, 5.75%, 10/01/27 ...................       2,000,000        2,044,200
   Lee Memorial Health System Hospital Revenue, Refunding, Series A, MBIA Insured,
     5.00%, 4/01/24 ..............................................................................      20,390,000       21,813,222
   Lessburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32 ...........       4,150,000        4,358,786
   Manatee County School Board COP, MBIA Insured, Pre-Refunded, 6.125%, 7/01/21 ..................       5,575,000        5,834,238
   Marion County Utility System Revenue,
       FGIC Insured, 5.00%, 12/01/31 .............................................................       5,000,000        5,279,000
       MBIA Insured, 5.00%, 12/01/28 .............................................................       5,000,000        5,336,750
   Melbourne Water and Sewer Revenue, FGIC Insured, 5.25%, 10/01/30 ..............................       6,000,000        6,427,080
   Miami Beach Special Obligation, Subordinated, FGIC Insured, ETM, 7.375%, 12/01/08 .............       1,140,000        1,152,882
   Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 ............................       7,000,000        7,348,320
   Miami-Dade County Aviation Revenue, Miami International Airport,
       FGIC Insured, 5.375%, 10/01/27 ............................................................       5,000,000        5,371,800
       FGIC Insured, 5.375%, 10/01/32 ............................................................       5,000,000        5,327,650
       Hub, Series B, FGIC Insured, 5.00%, 10/01/30 ..............................................       4,440,000        4,708,931
   Miami-Dade County Educational Facilities Authority Revenue, Series A, AMBAC Insured,
     5.75%, 4/01/29 ..............................................................................      10,000,000       11,076,700
   Miami-Dade County HFA,
       MFHR, Cedar Grove Apartments, FSA Insured, 5.50%, 8/01/27 .................................       2,015,000        2,090,845
       MFMR, Villa Esperanza Apartments Project, 5.25%, 10/01/19 .................................         430,000          441,713
       MFMR, Villa Esperanza Apartments Project, 5.40%, 10/01/33 .................................       1,500,000        1,535,955
   Miami-Dade County IDAR, Airis Miami ll LLC Project, AMBAC Insured, 6.00%, 10/15/25 ............       4,500,000        4,965,840


                                                          Semiannual Report | 87

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Miami-Dade County School Board COP, Series A, MBIA Insured, Pre-Refunded, 5.00%, 5/01/31 ......  $    5,000,000  $     5,457,450
   Miami-Dade County Special Obligation Revenue, Juvenile Courthouse Project, Series A,
     AMBAC Insured, 5.00%, 4/01/35 ...............................................................       5,000,000        5,283,500
   North Broward Hospital District Revenue,
       Improvement, 6.00%, 1/15/31 ...............................................................      25,530,000       27,598,185
       MBIA Insured, Pre-Refunded, 5.375%, 1/15/24 ...............................................       3,945,000        4,115,148
       MBIA Insured, Pre-Refunded, 5.75%, 1/15/27 ................................................       7,650,000        8,017,889
       Refunding, MBIA Insured, 5.375%, 1/15/24 ..................................................       6,055,000        6,270,013
       Refunding, MBIA Insured, 5.75%, 1/15/27 ...................................................      11,720,000       12,209,896
   North Miami Health Facilities Authority Revenue, Catholic Health Services Obligation Group,
       6.00%, 8/15/16 ............................................................................       2,000,000        2,076,400
       8/15/24 ...................................................................................       1,750,000        1,809,745
   Orange County Health Facilities Authority Revenue,
       Adventist Health System, 6.375%, 11/15/20 .................................................       3,000,000        3,371,760
       Adventist Health System, 6.25%, 11/15/24 ..................................................       5,500,000        6,251,685
       Adventist Health System, 6.50%, 11/15/30 ..................................................      10,750,000       12,074,615
       Adventist Health System, 5.625%, 11/15/32 .................................................      15,000,000       16,230,900
       Orlando Regional Healthcare System, 6.00%, 12/01/29 .......................................       6,000,000        6,699,180
       Orlando Regional Healthcare System, Series E, 6.00%, 10/01/26 .............................      12,000,000       12,910,560
   Orange County HFA, Homeowner Revenue, Series C-1, GNMA Secured, 5.70%, 9/01/26 ................       1,110,000        1,132,322
   Orange County Public Services Tax Revenue, FGIC Insured, Pre-Refunded, 6.00%, 10/01/24 ........       5,050,000        5,162,464
   Orange County School Board COP, Series A, MBIA Insured, 5.00%, 8/01/27 ........................      12,000,000       12,672,720
   Orange County Tourist Development Tax Revenue,
       AMBAC Insured, 5.50%, 10/01/32 ............................................................      20,000,000       21,947,400
       AMBAC Insured, Pre-Refunded, 5.50%, 10/01/31 ..............................................      10,500,000       11,443,635
       Refunding, AMBAC Insured, 5.00%, 10/01/31 .................................................       5,000,000        5,363,800
       Refunding, MBIA Insured, 5.125%, 10/01/20 .................................................      10,000,000       10,457,400
       Subordinate, AMBAC Insured, 5.125%, 10/01/25 ..............................................       5,500,000        5,906,780
       Subordinate, AMBAC Insured, 5.125%, 10/01/30 ..............................................      10,000,000       10,632,100
   Orlando and Orange County Expressway Authority Expressway Revenue,
       junior lien, FGIC Insured, 5.00%, 7/01/28 .................................................       8,000,000        8,295,440
       senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18 ..........................................         265,000          266,556
       Series B, AMBAC Insured, 5.00%, 7/01/35 ...................................................       9,185,000        9,713,872
   Osceola County IDAR, Community Provider Pooled Loan Program,
       Series A, FSA Insured, 7.75%, 7/01/10 .....................................................       1,398,000        1,405,451
       Series C, FSA Insured, 7.60%, 7/01/10 .....................................................         520,000          522,735
   Osceola County Sales Tax Revenue, FSA Insured, 5.00%, 4/01/24 .................................      10,000,000       10,559,700
   Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 .................      10,000,000       10,540,900
   Palm Beach County Financing Authority MFR, Housing Windsor Park Apartment Project,
     Series A, 5.90%, 6/01/38 ....................................................................         995,000        1,037,795
   Palm Beach County HFAR, Acts Retirement-Life Communities, 5.125%, 11/15/29 ....................       3,650,000        3,707,050
   Palm Beach County IDR,
       Lourdes-Noreen McKeen Residence, Geriatric Care Inc. Project, Pre-Refunded, 6.55%,
        12/01/16 .................................................................................       1,755,000        1,867,776
       Lourdes-Noreen McKeen Residence, Geriatric Care Inc. Project, Pre-Refunded, 6.625%,
        12/01/26 .................................................................................       4,000,000        4,260,680
       South Florida Fair Project, AMBAC Insured, 5.50%, 6/01/31 .................................       5,000,000        5,398,700


88 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Palm Beach County Public Improvement Revenue, Convention Center Project, FGIC Insured,
     Pre-Refunded, 5.125%, 11/01/30 ..............................................................  $   10,000,000  $    11,014,100
   Palm Beach County School Board COP,
       Series A, AMBAC Insured, 5.125%, 8/01/24 ..................................................      15,000,000       16,145,100
       Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 ......................................       5,000,000        5,665,900
       Series C, FSA Insured, 5.00%, 8/01/27 .....................................................      10,000,000       10,560,600
   Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%,
       6/01/27 ...................................................................................       4,450,000        4,740,274
       6/01/32 ...................................................................................       2,795,000        2,958,256
   Pasco County School Board COP, Series A, AMBAC Insured, 5.00%, 8/01/30 ........................       5,000,000        5,337,850
   Pensacola Airport Revenue, Series A, MBIA Insured, Pre-Refunded, 5.75%, 10/01/27 ..............       5,615,000        6,042,189
   Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA Insured,
     5.00%, 11/15/30 .............................................................................      11,500,000       12,015,430
   Polk County Capital Improvement Revenue Special Tax, FSA Insured, Pre-Refunded,
     5.75%, 12/01/21 .............................................................................       2,350,000        2,655,336
   Polk County IDAR, Solid Waste Disposal Facility, Tampa Electric Co. Project, 5.85%, 12/01/30 ..      15,000,000       15,584,550
   Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 ...........................       4,000,000        4,216,640
   Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%, 10/01/34 ...................       1,000,000        1,066,010
   Port Everglades Authority Port Improvement Revenue, Series 1986, ETM, 7.50%, 11/01/06 .........         265,000          272,470
   Sarasota County Utilities System Revenue,
       FGIC Insured, Pre-Refunded, 5.75%, 10/01/27 ...............................................      18,000,000       19,199,880
       Refunding, Series A, FGIC Insured, 5.25%, 10/01/25 ........................................       5,280,000        5,494,843
   South Broward Hospital District Revenue,
       5.60%, 5/01/27 ............................................................................       5,000,000        5,416,000
       5.625%, 5/01/32 ...........................................................................      16,250,000       17,586,075
   St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured, 6.125%, 10/01/32 .      10,000,000       11,478,000
   Sunrise Lakes Recreation District GO, Phase 4, Refunding, AMBAC Insured, 5.25%, 8/01/24 .......       4,320,000        4,511,333
   Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ...................       2,550,000        2,900,039
   Tamarac Sales Tax Revenue, FGIC Insured, 5.00%, 4/01/22 .......................................       2,490,000        2,662,208
   Tampa Bay Water Utility System Revenue,
       FGIC Insured, Pre-Refunded, 5.75%, 10/01/29 ...............................................      15,000,000       17,041,350
       Series B, FGIC Insured, 5.00%, 10/01/31 ...................................................      10,000,000       10,479,000
   Tampa Sports Authority Revenue,
       Guaranteed Package, Tampa Bay Arena Project, MBIA Insured, 6.00%, 10/01/15 ................       1,000,000        1,163,520
       Guaranteed Package, Tampa Bay Arena Project, MBIA Insured, 6.05%, 10/01/20 ................       1,715,000        2,102,470
       Guaranteed Package, Tampa Bay Arena Project, MBIA Insured, 6.10%, 10/01/26 ................       2,695,000        3,392,978
       Sales Tax Payments, Stadium Project, MBIA Insured, 5.25%, 1/01/27 .........................       5,860,000        6,059,123
   Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, 7.25%, 10/01/16 ............       1,330,000        1,333,950
   Tampa-Hillsborough County Expressway Authority Revenue, AMBAC Insured, Pre-Refunded,
     5.00%, 7/01/22 ..............................................................................       5,000,000        5,233,850
   University of Central Florida Association Inc. COP, Series A, FGIC Insured, 5.00%, 10/01/30 ...       2,500,000        2,673,375
   Viera East CDD,
       Revenue, Special Assessment, Series B, ETM, 6.75%, 5/01/14 ................................       5,855,000        6,687,054
       Special Assessment, Refunding, 7.00%, 5/01/26 .............................................       6,945,000        7,627,277
       Special Assessment, Water Management, Refunding, Series A, 6.50%, 5/01/22 .................      11,340,000       11,651,737
       Special Assessment, Water Management, Series B, 6.50%, 5/01/22 ............................       4,580,000        4,705,904
       Water and Sewer Revenue, 6.75%, 5/01/09 ...................................................       1,990,000        2,046,417


                                                          Semiannual Report | 89

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Village Center CDD, Recreational Revenue, Series A, MBIA Insured, 5.20%, 11/01/25 .............  $   10,000,000  $    10,777,700
   Volusia County Educational Facility Authority Revenue, Educational Facilities,
       Embry Riddle University, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/22 ..............       2,000,000        2,147,740
       Stetson University Inc. Project, AMBAC Insured, 5.25%, 6/01/29 ............................       5,000,000        5,315,000
   Volusia County School Board COP,
       Master Lease Program, FSA Insured, 5.50%, 8/01/24 .........................................       5,000,000        5,457,000
       MBIA Insured, 5.00%, 8/01/30 ..............................................................       9,380,000        9,998,142
   West Lake CDD, Special Assessment Revenue, MBIA Insured, 5.75%, 5/01/17 .......................       1,870,000        2,045,369
   West Orange Healthcare District Revenue, Series A, 5.65%, 2/01/22 .............................      10,850,000       11,559,590
   West Palm Beach Utility System Revenue, FGIC Insured, Pre-Refunded, 5.50%, 10/01/29 ...........       5,000,000        5,308,350
                                                                                                                    ---------------
                                                                                                                      1,482,346,046
                                                                                                                    ---------------
   U. S. TERRITORIES 6.0%
   Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%,
       7/01/25 ...................................................................................       5,000,000        5,299,550
       7/01/29 ...................................................................................      10,000,000       10,531,200
       7/01/33 ...................................................................................      13,000,000       13,598,130
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Series A, MBIA Insured, 5.00%, 7/01/38 ....................................................      12,800,000       13,251,840
       Series B, Pre-Refunded, 6.00%, 7/01/39 ....................................................       5,000,000        5,680,150
       Series D, 5.375%, 7/01/36 .................................................................       5,000,000        5,375,600
       Series G, 5.00%, 7/01/33 ..................................................................       5,000,000        5,230,050
   Puerto Rico Electric Power Authority Power Revenue, Series II, 5.25%, 7/01/31 .................      15,000,000       16,056,000
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue,
    Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ..............................       5,900,000        6,434,540
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
       Series D, 5.375%, 7/01/33 .................................................................       1,210,000        1,301,645
       Series D, Pre-Refunded, 5.375%, 7/01/33 ...................................................       3,790,000        4,229,792
       Series I, 5.00%, 7/01/36 ..................................................................       5,000,000        5,254,350
   Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ..........      10,000,000       10,520,800
                                                                                                                    ---------------
                                                                                                                        102,763,647
                                                                                                                    ---------------
   TOTAL BONDS (COST $1,459,538,768) .............................................................                    1,585,109,693
                                                                                                                    ---------------
   ZERO COUPON BONDS 6.1%
   FLORIDA 6.1%
   Broward County HFAR, SFMR, Refunding, Series B, FHA Insured, 4/01/29 ..........................         990,000          195,634
   Broward County Water and Sewer Utility Revenue, Refunding, Series A,
     AMBAC Insured, 10/01/08 .....................................................................       2,815,000        2,368,822
   Dade County Guaranteed Entitlement Revenue, Capital Appreciation, AMBAC Insured,
     Pre-Refunded, 8/01/18 .......................................................................      17,020,000        6,805,957
   Florida HFC Revenue,
       Capital Appreciation, Homeowner Mortgage, Series 4, FSA Insured, 7/01/30 ..................       3,805,000          702,175
       Deferred Interest, Homeowner Mortgage, Series 1, MBIA Insured, 7/01/17 ....................       1,905,000        1,034,282
       Deferred Interest, Homeowner Mortgage, Series 2, MBIA Insured, 1/01/29 ....................      33,835,000        9,328,986
   Florida State Mid-Bay Bridge Authority Revenue, Series A, AMBAC Insured,
       10/01/25 ..................................................................................       9,845,000        3,986,339
       10/01/26 ..................................................................................       2,500,000          958,800


90 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON BONDS (CONT.)
   FLORIDA (CONT.)
   Fort Pierce Utilities Authority Revenue, Capital Appreciation, Series B, AMBAC Insured,
       10/01/20 ..................................................................................  $    3,090,000  $     1,620,334
       10/01/21 ..................................................................................       2,585,000        1,290,535
       10/01/22 ..................................................................................       3,090,000        1,467,534
       10/01/23 ..................................................................................       3,060,000        1,383,916
       10/01/24 ..................................................................................       2,560,000        1,099,802
   Hillsborough County HFA Mortgage Revenue, SF, Series A, GNMA Secured, 4/01/32 .................       1,215,000          240,169
   Lakeland Electric and Water Revenue, Capital Appreciation, ETM, 10/01/14 ......................       5,770,000        4,054,002
   Melbourne Water and Sewer Revenue, Capital Appreciation,
       FGIC Insured, ETM, 10/01/26 ...............................................................       1,500,000          594,645
       Refunding, Series B, FGIC Insured, 10/01/22 ...............................................       1,785,000          847,750
       Refunding, Series B, FGIC Insured, 10/01/26 ...............................................       4,500,000        1,736,775
   Miami-Dade County Special Obligation,
       sub. lien, Refunding, Series A, MBIA Insured, 10/01/25 ....................................      22,365,000        7,926,603
       Sub Series B, MBIA Insured, 10/01/36 ......................................................       5,635,000        1,054,985
       Sub Series C, MBIA Insured, 10/01/28 ......................................................       8,305,000        2,449,311
   Pinellas County HFA, SFHMR, Multi County B-1, GNMA Secured, 9/01/31 ...........................         885,000          159,946
   Port Everglades Authority Port Improvement Revenue, Capital Appreciation,
       9/01/10 ...................................................................................      24,525,000       18,122,994
       ETM, 9/01/10 ..............................................................................      25,475,000       20,520,877
   Port Saint Lucie Utility Revenue, MBIA Insured, 9/01/29 .......................................      20,000,000        5,629,000
   Sarasota Special Obligated Revenue, Refunding, AMBAC Insured,
       11/01/09 ..................................................................................       1,365,000        1,179,906
       11/01/12 ..................................................................................       1,780,000        1,350,326
       11/01/15 ..................................................................................       2,180,000        1,443,792
   St. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured,
       6/01/23 ...................................................................................       4,255,000        1,775,526
       6/01/24 ...................................................................................       1,500,000          588,720
       6/01/25 ...................................................................................       2,130,000          789,101
       ETM, 6/01/22 ..............................................................................       4,000,000        1,782,880
                                                                                                                    ---------------
   TOTAL ZERO COUPON BONDS (COST $94,557,029) ....................................................                      104,490,424
                                                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $1,554,095,797) .............................................                    1,689,600,117
                                                                                                                    ---------------


                                                          Semiannual Report | 91

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 0.3%
   BONDS 0.3%
   FLORIDA 0.3%
(a)Alachua County Health Facilities Continuing Care Revenue, Oak Hammock University of Florida
     Project, Series A, Daily VRDN and Put, 2.32%, 10/01/32 ......................................  $    3,200,000  $     3,200,000
(a)Jacksonville Health Facilities Authority Hospital Revenue,
       Baptist Medical Center Project, Daily VRDN and Put, 2.28%, 8/15/21 ........................         300,000          300,000
(a)Genesis Rehabilitation Hospital, Refunding, Daily VRDN and Put, 2.33%, 5/01/21 ................         300,000          300,000
(a)Orange County School Board COP, Series B, MBIA Insured, Daily VRDN and Put, 2.30%,
     8/01/27 .....................................................................................         660,000          660,000
(a)Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program, Refunding,
     AMBAC Insured, Daily VRDN and Put, 2.34%, 12/01/15 ..........................................         600,000          600,000
                                                                                                                    ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $5,060,000) ................................................                        5,060,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $1,559,155,797) 98.7% .................................................                    1,694,660,117
   OTHER ASSETS, LESS LIABILITIES 1.3% ...........................................................                       22,024,604
                                                                                                                    ---------------
   NET ASSETS 100.0% .............................................................................                  $ 1,716,684,721
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 137.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


92 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN GEORGIA TAX-FREE INCOME FUND


                                                 -------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                 AUGUST 31,
                                                    2005                             YEAR ENDED FEBRUARY 28,
CLASS A                                          (UNAUDITED)           2005       2004(e)         2003         2002         2001
                                                 -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ........... $    12.17       $   12.27      $  11.99    $   11.86    $   11.73    $   11.03
                                                 -------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ......................       0.25            0.53          0.54         0.56         0.57         0.59

 Net realized and unrealized gains (losses) ....       0.10           (0.10)         0.28         0.13         0.14         0.70
                                                 -------------------------------------------------------------------------------
Total from investment operations ...............       0.35            0.43          0.82         0.69         0.71         1.29
                                                 -------------------------------------------------------------------------------
Less distributions from net investment income         (0.26)          (0.53)        (0.54)       (0.56)       (0.58)       (0.59)
                                                 -------------------------------------------------------------------------------
Redemption fees ................................         --(c)           --(c)         --           --           --           --
                                                 -------------------------------------------------------------------------------
Net asset value, end of period ................. $    12.26       $   12.17      $  12.27    $   11.99    $   11.86    $   11.73
                                                 ===============================================================================

Total return(b) ................................       2.93%           3.65%         7.00%        6.02%        6.15%       11.93%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............. $  190,061       $ 170,407      $176,193    $ 171,381    $ 169,489    $ 163,352

Ratios to average net assets:

 Expenses ......................................       0.73%(d)        0.75%         0.75%        0.74%        0.75%        0.76%

 Net investment income .........................       4.16%(d)        4.40%         4.49%        4.76%        4.83%        5.15%

Portfolio turnover rate ........................       4.65%          22.50%        11.83%       10.56%       19.66%       18.67%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


                     Semiannual Report | See notes to financial statements. | 93

FRANKLIN TAX-FREE TRUST

FRANKLIN GEORGIA TAX-FREE INCOME FUND (CONTINUED)

                                                 -------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                 AUGUST 31,
                                                    2005                             YEAR ENDED FEBRUARY 28,
CLASS C                                          (UNAUDITED)           2005       2004(e)         2003         2002         2001
                                                 -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ........... $    12.27       $   12.37      $  12.08    $   11.94    $   11.81    $   11.10
                                                 -------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ......................       0.22            0.47          0.47         0.50         0.51         0.53

 Net realized and unrealized gains (losses) ....       0.11           (0.11)         0.29         0.14         0.13         0.71
                                                 -------------------------------------------------------------------------------
Total from investment operations ...............       0.33            0.36          0.76         0.64         0.64         1.24
                                                 -------------------------------------------------------------------------------
Less distributions from net investment income ..      (0.23)          (0.46)        (0.47)       (0.50)       (0.51)       (0.53)
                                                 -------------------------------------------------------------------------------
Redemption fees ................................         --(c)           --(c)         --           --           --           --
                                                 -------------------------------------------------------------------------------
Net asset value, end of period ................. $    12.37       $   12.27      $  12.37    $   12.08    $   11.94    $   11.81
                                                 ===============================================================================

Total return(b) ................................       2.71%           3.05%         6.44%        5.50%        5.52%       11.36%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............. $   40,406       $  37,017      $ 35,645    $  32,422    $  24,672    $  16,780

Ratios to average net assets:

 Expenses ......................................       1.28%(d)        1.30%         1.32%        1.27%        1.30%        1.31%

 Net investment income .........................       3.61%(d)        3.85%         3.92%        4.23%        4.29%        4.60%

Portfolio turnover rate ........................       4.65%          22.50%        11.83%       10.56%       19.66%       18.67%


(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


94 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 97.8%
   BONDS 97.0%
   GEORGIA 95.3%
   Albany-Dougherty Inner City Authority Revenue, Albany State University Student Housing,
     Series A, XLCA Insured, 5.00%, 7/01/29 .......................................................  $   4,000,000  $     4,241,880
   Atlanta Airport Facilities Revenue, Refunding, Series A, FGIC Insured, Pre-Refunded,
     5.60%, 1/01/30 ...............................................................................      5,000,000        5,536,700
   Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien, Series C, FSA Insured,
     5.00%, 1/01/33 ...............................................................................      5,000,000        5,284,450
   Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded, 5.50%, 1/01/26 .........      5,000,000        5,516,650
   Atlanta and Fulton County Recreation Authority Revenue, AMBAC Insured, 5.50%, 12/01/20 .........      1,500,000        1,650,285
   Atlanta Development Authority Revenue,
       Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26 ..............      2,555,000        2,843,536
       Yamacraw Design Center Project, Series A, MBIA Insured, Pre-Refunded, 5.125%, 1/01/23 ......      4,150,000        4,573,673
   Atlanta Urban Residential Finance Authority MFHR,
       Defoors Ferry Manor Project, Pre-Refunded, 5.90%, 10/01/18 .................................      1,700,000        1,788,672
       Fulton Cotton Mill, GNMA Secured, 6.00%, 5/20/17 ...........................................      1,040,000        1,085,230
       Fulton Cotton Mill, GNMA Secured, 6.125%, 5/20/27 ..........................................      1,560,000        1,621,838
   Atlanta Water and Wastewater Revenue, Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 .......      8,000,000        8,377,120
   Augusta Water and Sewer Revenue, FSA Insured, 5.00%, 10/01/32 ..................................      5,000,000        5,251,700
   Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
       5.25%, 12/01/22 ............................................................................      2,500,000        2,305,600
       5.375%, 12/01/28 ...........................................................................      2,000,000        1,839,520
   Brunswick and Glynn County Development Authority Revenue, Georgia Pacific Project,
     Refunding, 5.55%, 3/01/26 ....................................................................      2,000,000        2,018,120
   Bulloch County Development Authority Lease Revenue, Georgia Southern University, XLCA Insured,
     5.00%, 8/01/27 ...............................................................................      5,000,000        5,344,200
   Cherokee County Water and Sewage Authority Revenue, MBIA Insured, 6.90%, 8/01/18 ...............         10,000           10,043
   Clayton County Development Authority Revenue, Gateway Village Project, Series A, 6.00%,
     8/01/23 ......................................................................................      3,500,000        3,914,470
   Clayton County MFHR, Pointe Clear Apartments Project, FSA Insured, 5.70%, 7/01/23 ..............        995,000        1,028,293
   Cobb County Development Authority Parking Revenue,
     Kennesaw State University Foundation Inc. Project, MBIA Insured, 5.00%, 7/15/29 ..............      2,000,000        2,134,000
   Cobb County Development Authority University Facilities Revenue, Kennesaw State University,
     Sub Series D, MBIA Insured, 5.00%, 7/15/29 ...................................................      4,000,000        4,268,000
   Cobb County Kennestone Hospital Authority Revenue, Series A, MBIA Insured, ETM, 7.75%,
     2/01/07 ......................................................................................         30,000           30,917
   College Park Business and IDAR, Civic Center Project, AMBAC Insured, 5.75%, 9/01/26 ............      2,000,000        2,231,060
   Columbia County GO, Courthouse/Detention Center Projects, 5.00%, 2/01/24 .......................      2,000,000        2,093,440
   Columbia County Water and Sewer Revenue, FSA Insured, 5.00%, 6/01/24 ...........................      1,130,000        1,212,558
   Columbus Water and Sewage Revenue, Refunding, MBIA Insured, 5.00%, 5/01/25 .....................      1,000,000        1,071,730
   De Kalb County Housing Authority MFHR, Castaway Apartments, Series A, GNMA Insured, 5.40%,
     2/20/29 ......................................................................................      1,980,000        2,094,998
   De Kalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and
     Judicial Facility Project, 5.00%, 12/01/29 ...................................................      2,000,000        2,157,860
   De Kalb County Water and Sewer Revenue, 5.125%, 10/01/31 .......................................      6,500,000        6,922,500
   Fayette County PFAR, Criminal Justice Center Project, Refunding, 5.00%, 6/01/26 ................      3,000,000        3,193,620
   Forsyth County GO, Pre-Refunded, 5.75%, 2/01/19 ................................................      1,500,000        1,682,610
   Forsyth County School District GO, MBIA Insured, 5.00%, 2/01/25 ................................      3,000,000        3,230,640


                                                          Semiannual Report | 95

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   GEORGIA (CONT.)
   Fulton County Development Authority Revenue,
       Georgia Tech Foundation Funding, Series A, 5.00%, 11/01/31 .................................  $   3,000,000  $     3,168,180
       Georgia Tech Foundation, Sac II Project, Series A, 5.25%, 11/01/30 .........................      5,000,000        5,394,200
       Molecular Science Building Project, MBIA Insured, 5.00%, 5/01/25 ...........................      2,240,000        2,400,675
   Fulton County Water and Sewer Revenue, FGIC Insured, 5.00%, 1/01/30 ............................      2,500,000        2,653,500
   Gainesville and Hall County Hospital Authority Revenue Anticipation Certificates,
     Northeast Health System Inc. Project, Refunding, 5.50%, 5/15/31 ..............................      2,500,000        2,624,125
   Georgia Municipal Association Inc. COP, City Court Atlanta Project, AMBAC Insured,
     5.25%, 12/01/26 ..............................................................................      2,000,000        2,176,380
   Georgia Municipal Electric Authority Power Revenue, Series W,
       6.60%, 1/01/18 .............................................................................        955,000        1,162,206
       ETM, 6.60%, 1/01/18 ........................................................................         45,000           54,208
   Georgia Municipal Gas Authority Gas Revenue, City of Toccoa Project, AMBAC Insured,
     5.00%, 6/01/24 ...............................................................................      1,000,000        1,059,750
   Georgia Private Colleges and Universities Authority Student Housing Revenue, Mercer Housing
     Corp. Project, Series A, 6.00%, 6/01/24 ......................................................      2,550,000        2,747,625
   Georgia State HFAR,
       MF, Club Candlewood Project, FSA Insured, Pre-Refunded, 7.15%, 1/01/25 .....................      1,000,000        1,053,370
       MF, Lake Vista Apartments Project, Series A, FSA Insured, 5.95%, 1/01/27 ...................      1,000,000        1,036,110
       SFM, Sub Series B-2, 5.85%, 12/01/28 .......................................................      2,100,000        2,168,628
   Griffin Combined Public Utility Revenue, Refunding and Improvement, AMBAC Insured,
     5.00%, 1/01/25 ...............................................................................      1,450,000        1,560,635
   Gwinnett County Development Authority COP, Gwinnett County Public Schools Project,
     MBIA Insured, 5.00%, 1/01/24 .................................................................      8,500,000        9,096,020
   Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
     Systems Inc. Project, Series B, MBIA Insured, 5.30%, 9/01/27 .................................      3,750,000        4,046,738
   Gwinnett County Water and Sewer Authority Revenue, 5.25%, 8/01/25 ..............................      2,795,000        3,046,019
   Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding,
     AMBAC Insured, 6.00%, 7/01/29 ................................................................      5,000,000        5,601,050
   Hogansville Combined Public Utility System Revenue, Refunding, FSA Insured, 6.00%, 10/01/23 ....      3,300,000        3,992,802
   Jefferson School District GO, School, Series A, 5.00%, 2/01/24 .................................      1,005,000        1,078,194
   Marietta Development Authority Revenue, First Mortgage, Life College Inc.,
       Refunding, Series A, FSA Insured, 5.75%, 9/01/14 ...........................................      1,800,000        1,842,930
       Refunding, Series A, FSA Insured, 5.80%, 9/01/19 ...........................................      1,100,000        1,126,279
       Refunding, Series A, FSA Insured, 5.95%, 9/01/19 ...........................................      1,000,000        1,024,010
       Series B, FSA Insured, 5.75%, 9/01/14 ......................................................        800,000          819,080
   Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
     Healthcare System, MBIA Insured, 5.50%, 8/01/25 ..............................................      6,000,000        6,458,760
   Meriwether County PFAR, Meriwether County Schools Project, MBIA Insured, 5.85%, 10/01/26 .......      1,000,000        1,106,300
   Monroe County Development Authority PCR, Oglethorpe Power Co., Scherer Project, Refunding,
     Series A, 6.80%, 1/01/12 .....................................................................      1,500,000        1,767,195
   Newton County Hospital Authority Revenue, Newton Health System Project 1999, AMBAC Insured,
     6.10%, 2/01/24 ...............................................................................      4,500,000        5,055,120
   Private Colleges and Universities Authority Revenue,
       Emory University Project, Refunding, Series A, 5.50%, 11/01/25 .............................     10,000,000       11,003,700
       Mercer University Project, Refunding, Series A, 5.375%, 10/01/29 ...........................      2,000,000        2,079,520
   Richmond County Development Authority Educational Facilities Revenue, Augusta State University
     Jaguar Student Center, Series A, XLCA Insured, 5.00%, 7/01/29 ................................      1,000,000        1,060,470


96 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   GEORGIA (CONT.)
   Richmond County Development Authority, Solid Waste Disposal Revenue,
     International Paper Co. Project, 5.80%, 12/01/20 .............................................  $   1,500,000  $     1,569,060
   Rockdale County Water and Sewer Authority Revenue,
       FSA Insured, 5.00%, 7/01/29 ................................................................      4,000,000        4,275,040
       Refunding, Series A, MBIA Insured, Pre-Refunded, 5.375%, 7/01/29 ...........................      5,000,000        5,491,600
   Savannah EDA Revenue,
       Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%, 12/01/30 ......................      2,125,000        2,270,605
       XLCA Insured, 5.00%, 7/01/29 ...............................................................      3,000,000        3,193,800
   South Fulton Municipal Regional Water and Sewer Authority Water Revenue, MBIA Insured,
     5.00%, 1/01/33 ...............................................................................      3,500,000        3,679,165
   Suwanee GO, MBIA Insured, 5.25%, 1/01/32 .......................................................      3,000,000        3,205,680
   Upper Oconee Basin Water Authority Revenue,
       FGIC Insured, 5.25%, 7/01/27 ...............................................................      1,550,000        1,673,365
       Refunding, MBIA Insured, 5.00%, 7/01/26 ....................................................      1,000,000        1,073,770
   Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical
     Center Project, AMBAC Insured, 5.25%, 10/01/27 ...............................................      3,000,000        3,238,050
   Walton County Water and Sewer Authority Revenue, Refunding and Improvement, MBIA Insured,
     6.00%, 2/01/21 ...............................................................................        750,000          774,248
   Ware County Hospital Authority Revenue, Anticipation Certificates, MBIA Insured, 5.25%, 3/01/25       3,000,000        3,237,540
                                                                                                                    ---------------
                                                                                                                        219,701,615
                                                                                                                    ---------------
   U. S. TERRITORIES 1.7%
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
       5.40%, 10/01/12 ............................................................................        850,000          907,826
       5.50%, 10/01/22 ............................................................................      1,200,000        1,269,588
       5.625%, 10/01/25 ...........................................................................      1,530,000        1,617,378
                                                                                                                    ---------------
                                                                                                                          3,794,792
                                                                                                                    ---------------
   TOTAL BONDS (COST $207,416,208).................................................................                     223,496,407
                                                                                                                    ---------------
   STEP-UP BONDS 0.8%
   GEORGIA 0.8%
   Fayette County School District GO, zero cpn. to 9/01/10,
       4.75% thereafter, 3/01/21 ..................................................................      1,355,000        1,103,783
       4.95% thereafter, 3/01/25 ..................................................................      1,000,000          808,190
                                                                                                                    ---------------
   TOTAL STEP-UP BONDS (COST $1,854,440)...........................................................                       1,911,973
                                                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $209,270,648).................................................                     225,408,380
                                                                                                                    ---------------


                                                          Semiannual Report | 97

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 1.0%
   GEORGIA 1.0%
(a)Athens-Clarke County Unified Government Authority Revenue, University of Georgia Athletic
     Assn. Project, Daily VRDN and Put, 2.33%, 8/01/33 ............................................  $     300,000  $       300,000
(a)Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding,
     AMBAC Insured, Weekly VRDN and Put, 2.46%, 10/01/16 ..........................................        500,000          500,000
(a)Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, 2.30%,
     11/01/41 .....................................................................................        800,000          800,000
(a)Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 2.33%, 11/01/15 ......................        800,000          800,000
                                                                                                                    ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $2,400,000) .................................................                       2,400,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $211,670,648) 98.8% ....................................................                     227,808,380
   OTHER ASSETS, LESS LIABILITIES 1.2% ............................................................                       2,658,799
                                                                                                                    ---------------
   NET ASSETS 100.0% ..............................................................................                 $   230,467,179
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 137.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


98 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

                                                 -------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                 AUGUST 31,
                                                    2005                             YEAR ENDED FEBRUARY 28,
CLASS A                                          (UNAUDITED)           2005       2004(e)         2003         2002         2001
                                                 -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ........... $    11.41       $   11.51      $  11.30    $   11.13    $   11.03    $   10.42
                                                 -------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ......................       0.24            0.48          0.50         0.52         0.55         0.57

 Net realized and unrealized gains (losses) ....       0.08           (0.10)         0.21         0.17         0.10         0.61
                                                 -------------------------------------------------------------------------------
Total from investment operations ...............       0.32            0.38          0.71         0.69         0.65         1.18
                                                 -------------------------------------------------------------------------------
Less distributions from net investment income ..      (0.24)          (0.48)        (0.50)       (0.52)       (0.55)       (0.57)

Redemption fees ................................         --(c)           --(c)         --           --           --           --
                                                 -------------------------------------------------------------------------------
Net asset value, end of period ................. $    11.49       $   11.41      $  11.51    $   11.30    $   11.13    $   11.03
                                                 ===============================================================================

Total return(b) ................................       2.84%           3.47%         6.43%        6.38%        6.08%       11.65%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............. $  119,887       $ 112,941      $118,797    $ 114,541    $  96,299    $  76,369

Ratios to average net assets:

  Expenses .....................................       0.78%(d)        0.79%         0.78%        0.80%        0.82%        0.82%

  Expenses net of waiver and payments
    by affiliate ...............................       0.75%(d)        0.71%         0.60%        0.60%        0.52%        0.45%

  Net investment income ........................       4.08%(d)        4.30%         4.44%        4.67%        4.96%        5.34%

Portfolio turnover rate ........................       6.06%          12.48%        11.87%        7.34%        6.07%       12.80%


(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


                     Semiannual Report | See notes to financial statements. | 99

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 96.4%
   BONDS 95.2%
   KENTUCKY 83.8%
   Bellevue GO, Public Project, Harbor Greene Project, 5.00%, 2/01/34 .............................  $   1,065,000  $     1,118,601
   Boone County GO, Public Project, 5.00%,
       4/01/20 ....................................................................................      1,310,000        1,403,744
       4/01/21 ....................................................................................      1,000,000        1,067,960
   Boone County PCR,
       Collateralized, Dayton Power and Light Co., Refunding, Series A, FGIC Insured, 4.70%,
        1/01/28 ...................................................................................      3,000,000        3,080,610
       Dayton Power and Light Co., Collateralized, Refunding, Series A, 6.50%, 11/15/22 ...........        710,000          729,241
   Boone Florence Water Commission Water Supply Systems Revenue, Refunding, FGIC Insured, 5.00%,
       12/01/22 ...................................................................................      1,200,000        1,278,372
       12/01/27 ...................................................................................      2,000,000        2,112,440
   Bowling Green ISD, Finance Corp. School Building Revenue, 5.75%, 1/01/20 .......................      1,140,000        1,255,129
   Campbell and Kenton Counties Sanitation District No.1 Sanitation District Revenue, Series A,
        FSA Insured, 5.00%,
       8/01/19 ....................................................................................      1,500,000        1,600,590
       8/01/24 ....................................................................................      2,000,000        2,115,820
   Christian County Hospital Revenue, Jennie Stuart Medical Center, Series A, 6.00%, 7/01/17 ......      1,000,000        1,040,150
   Christian County Public Courthouse Corp. Lease Revenue, District Court Facilities
     Project, 5.125%, 8/01/20 .....................................................................      1,015,000        1,093,125
   Elizabethtown Public Properties Holding Inc. Revenue, First Mortgage, Administrative Office
     of the Courts, Judicial Facilities Project, MBIA Insured, 5.20%, 4/01/22 .....................      2,000,000        2,111,500
   Fayette County School District Finance Corp. School Building Revenue,
       5.50%, 9/01/18 .............................................................................      2,500,000        2,719,700
       Refunding, Series B, FSA Insured, 4.00%, 1/01/17 ...........................................      1,525,000        1,551,077
       Series A, AMBAC Insured, 5.25%, 4/01/20 ....................................................      2,160,000        2,336,731
   Florence GO, Public Project, Series A, FGIC Insured, 5.00%, 11/01/32 ...........................      1,000,000        1,045,370
   Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects,
     Refunding, Series A, MBIA Insured, 6.10%, 1/01/24 ............................................        405,000          406,089
   Hancock County Solid Waste Disposal Revenue, Willamette Industries Inc. Project,
     6.60%, 5/01/26 ...............................................................................      1,000,000        1,033,300
   Hardin County School District Finance Corp. School Building Revenue, Pre-Refunded,
     5.75%, 2/01/20 ...............................................................................      1,500,000        1,672,845
   Hardin County Water District No. 2, Water System Revenue, Series A, AMBAC Insured,
     5.00%, 1/01/31 ...............................................................................      2,620,000        2,720,163
   Harlan County Justice Center Revenue, First Judicial Center Project, AMBAC Insured,
     5.00%, 3/01/25 ...............................................................................      1,330,000        1,401,434
   Henry County Water District No. 2 Water Revenue, Refunding, MBIA Insured, 4.75%, 1/01/28 .......      2,035,000        2,086,770
   Jefferson County Health Facilities Revenue, Jewish Hospital Healthcare Services Inc., Refunding,
     AMBAC Insured, 5.75%, 1/01/26 ................................................................      1,000,000        1,050,480
   Jefferson County PCR, DuPont, Series A, 6.30%, 7/01/12 .........................................        450,000          461,083
   Jefferson County School District Financial Corp. School Building Revenue, Series A, FSA Insured,
     5.25%, 7/01/18 ...............................................................................      1,500,000        1,605,990
   Jessamine County School District Finance Corp. School Building Revenue, 5.50%, 1/01/21 .........      2,500,000        2,571,600
   Kenton County Airport Board Revenue, Cincinnati/Northern Kentucky International Airport,
     Series B, MBIA Insured, 5.75%, 3/01/13 .......................................................      1,230,000        1,270,258
   Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series L,
     XLCA Insured, 5.00%, 11/01/29 ................................................................      1,000,000        1,067,000


100 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   KENTUCKY (CONT.)
   Kentucky Area Development Districts Financing Trust Lease Program Revenue, City of Ewing,
       6.00%, 6/01/30 .............................................................................  $   2,000,000  $     2,202,220
       Series C, 6.00%, 6/01/30 ...................................................................      1,285,000        1,438,609
       Series E, 5.70%, 6/01/22 ...................................................................      1,000,000        1,117,760
   Kentucky Economic Development Finance Authority Hospital System Revenue,
     Appalachian Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 .....      2,000,000        1,965,040
   Kentucky Economic Development Finance Authority Revenue, Catholic Health Project,
     Refunding and Improvement, Series A, 5.00%, 12/01/18 .........................................      2,000,000        2,080,800
   Kentucky Infrastructure Authority Revenue, Series A, 5.00%,
       6/01/19 ....................................................................................      1,140,000        1,215,297
       6/01/20 ....................................................................................      1,250,000        1,329,900
       6/01/21 ....................................................................................      1,190,000        1,266,695
   Kentucky Rural Water Finance Corp. Public Project Revenue,
       Flexible Term Program, Series A, 5.00%, 2/01/26 ............................................      1,055,000        1,121,286
       Multimodal Flexible Term Program H, 5.00%, 2/01/34 .........................................      1,500,000        1,588,905
   Kentucky State Property and Buildings Commission Revenues,
       Project No. 62, Refunding, 2nd Series, 5.25%, 10/01/18 .....................................      3,540,000        3,837,891
       Project No. 64, MBIA Insured, Pre-Refunded, 5.50%, 5/01/17 .................................      1,535,000        1,675,575
       Project No. 69, Refunding, Series A, FSA Insured, 5.00%, 8/01/21 ...........................      2,300,000        2,513,256
       Project No. 77, Refunding, MBIA Insured, 5.00%, 8/01/23 ....................................        820,000          908,429
       Project No. 77, Refunding, MBIA Insured, Pre-Refunded, 5.00%, 8/01/23 ......................        280,000          310,195
   Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Project,
       Series A, AMBAC Insured, 5.00%, 7/01/25 ....................................................      2,000,000        2,152,560
   Lawrenceburg Water and Sewer Revenue, MBIA Insured, 5.00%, 10/01/28 ............................      1,730,000        1,834,786
   Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System Revenue,
     Series A, FGIC Insured, 5.00%, 5/15/30 .......................................................      2,750,000        2,864,125
   Louisville and Jefferson County Student Housing Revenue, University of Louisville, Phase 3-A,
       AMBAC Insured, 5.00%, 6/01/34 ..............................................................      3,755,000        3,983,529
       Series A, AMBAC Insured, 5.00%, 6/01/25 ....................................................      1,000,000        1,075,750
   Louisville Parking Authority of River City Revenue, MBIA Insured, 5.00%, 6/01/29 ...............      3,290,000        3,454,632
   Louisville Waterworks Board Water System Revenue, Louisville Water Co.,
       FSA Insured, 5.50%, 11/15/25 ...............................................................      2,000,000        2,180,340
       Refunding, FSA Insured, 5.25%, 11/15/24 ....................................................      2,500,000        2,696,075
   McCracken County Hospital Revenue, Mercy Health System, Refunding, Series A, MBIA Insured,
     6.40%, 11/01/07 ..............................................................................        500,000          508,000
   Northern Kentucky University COP, AMBAC Insured, 5.00%, 12/01/27 ...............................      1,500,000        1,582,740
   Northern Kentucky Water Service District Revenue, MBIA Insured, 4.875%, 2/01/20 ................      1,270,000        1,320,648
   Oldham County School District Finance Corp. School Building Revenue, MBIA Insured,
     5.00%, 5/01/24 ...............................................................................      5,680,000        6,078,850
   Russell Health System Revenue,
       Our Lady of Bellefonte, Pre-Refunded, 5.50%, 7/01/15 .......................................        800,000          862,464
       Pre-Refunded, 8.10%, 7/01/15 ...............................................................        145,000          153,861
       Pre-Refunded, 8.10%, 7/01/15 ...............................................................        105,000          110,897
                                                                                                                    ---------------
                                                                                                                        100,438,287
                                                                                                                    ---------------


                                                         Semiannual Report | 101

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U. S. TERRITORIES 11.4%
   Children's Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding,
     5.375%, 5/15/33 ..............................................................................  $   1,865,000  $     1,950,585
   Puerto Rico Commonwealth GO, Public Improvement, Series A,
       5.125%, 7/01/31 ............................................................................      3,125,000        3,266,125
       Pre-Refunded, 5.125%, 7/01/31 ..............................................................      1,875,000        2,064,131
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series D, 5.375%, 7/01/36 ....................................................................      2,500,000        2,687,800
   Puerto Rico PBA Revenue, Government Facilities,
       Series D, 5.25%, 7/01/36 ...................................................................        455,000          481,663
       Series D, Pre-Refunded, 5.25%, 7/01/36 .....................................................        995,000        1,102,958
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.625%, 10/01/25 .......      2,000,000        2,114,220
                                                                                                                    ---------------
                                                                                                                         13,667,482
                                                                                                                    ---------------
   TOTAL BONDS (COST $107,031,897).................................................................                     114,105,769
                                                                                                                    ---------------
   STEP-UP BONDS 1.2%
   KENTUCKY 1.2%
   Kentucky Economic Development Finance Authority Revenue, Norton Healthcare Inc., Series C,
     MBIA Insured, zero cpn. to 10/01/05, 6.15% thereafter,
       10/01/24 ...................................................................................        405,000          452,369
       10/01/25 ...................................................................................        935,000        1,041,655
                                                                                                                    ---------------
   TOTAL STEP-UP BONDS (COST $1,333,228)...........................................................                       1,494,024
                                                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $108,365,125).................................................                     115,599,793
                                                                                                                    ---------------
   SHORT TERM INVESTMENTS 2.3%
   BONDS 2.3%
   KENTUCKY 2.0%
(a)Berea Educational Facilities Revenue, Series A, Daily VRDN and Put, 2.30%, 6/01/32 .............      2,375,000  $     2,375,000
                                                                                                                    ---------------
   U. S. TERRITORIES 0.3%
(a)Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Series A,
     AMBAC Insured, Weekly VRDN and Put, 2.29%, 7/01/28 ...........................................        400,000          400,000
                                                                                                                    ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $2,775,000) .................................................                       2,775,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $111,140,125) 98.7% ....................................................                     118,374,793
   OTHER ASSETS, LESS LIABILITIES 1.3% ............................................................                       1,512,239
                                                                                                                    ---------------
   NET ASSETS 100.0% ..............................................................................                 $   119,887,032
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 137.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


102 | Semiannual Report

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

                                                 -------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                 AUGUST 31,
                                                    2005                             YEAR ENDED FEBRUARY 28,
CLASS A                                          (UNAUDITED)           2005       2004(e)         2003         2002         2001
                                                 -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ........... $    11.68       $   11.81      $  11.55     $  11.38    $   11.22    $   10.55
                                                 -------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ......................       0.25            0.52          0.53         0.55         0.56         0.58

 Net realized and unrealized gains (losses) ....       0.04           (0.14)         0.26         0.17         0.16         0.67
                                                 -------------------------------------------------------------------------------
Total from investment operations ...............       0.29            0.38          0.79         0.72         0.72         1.25
                                                 -------------------------------------------------------------------------------
Less distributions from net investment income ..      (0.26)          (0.51)        (0.53)       (0.55)       (0.56)       (0.58)
                                                 -------------------------------------------------------------------------------
Redemption fees ................................         --              --(c)         --           --           --
                                                 -------------------------------------------------------------------------------
Net asset value, end of period ................. $    11.71       $   11.68      $  11.81     $  11.55    $   11.38    $   11.22
                                                 ===============================================================================

Total return(b) ................................       2.50%           3.36%         7.01%        6.52%        6.73%       12.05%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............. $  202,749       $ 188,659      $185,987     $177,211    $ 167,909    $ 154,750

Ratios to average net assets:

 Expenses ......................................       0.73%(d)        0.73%         0.73%        0.74%        0.74%        0.74%

 Net investment income .........................       4.26%(d)        4.49%         4.56%        4.84%        4.99%        5.32%

Portfolio turnover rate ........................       4.38%           8.67%        16.35%       12.60%       10.05%        8.63%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


                    Semiannual Report | See notes to financial statements. | 103

FRANKLIN TAX-FREE TRUST

FRANKLIN LOUISIANA TAX-FREE INCOME FUND (CONTINUED)

                                                 -------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                 AUGUST 31,
                                                    2005                             YEAR ENDED FEBRUARY 28,
CLASS C                                          (UNAUDITED)           2005       2004(e)         2003         2002         2001
                                                 -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ........... $    11.79       $   11.91      $  11.65    $   11.47    $   11.29    $   10.62
                                                 -------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ......................       0.22            0.46          0.46         0.49         0.51         0.52

 Net realized and unrealized gains (losses) ....       0.05           (0.13)         0.26         0.18         0.17         0.67
                                                 -------------------------------------------------------------------------------
Total from investment operations ...............       0.27            0.33          0.72         0.67         0.68         1.19
                                                 -------------------------------------------------------------------------------
Less distributions from net investment income ..      (0.23)          (0.45)        (0.46)       (0.49)       (0.50)       (0.52)
                                                 -------------------------------------------------------------------------------
Redemption fees ................................         --              --(c)         --           --           --           --
                                                 -------------------------------------------------------------------------------
Net asset value, end of period ................. $    11.83       $   11.79      $  11.91    $   11.65    $   11.47    $   11.29
                                                 ===============================================================================

Total return(b) ................................       2.28%           2.84%         6.34%        5.98%        6.18%       11.46%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............. $   22,991       $  19,196      $ 20,768    $  20,503    $  16,047    $  12,424

Ratios to average net assets:

 Expenses ......................................       1.28%(d)        1.28%         1.29%        1.28%        1.29%        1.29%

 Net investment income .........................       3.71%(d)        3.94%         4.00%        4.30%        4.44%        4.77%

Portfolio turnover rate ........................       4.38%           8.67%        16.35%       12.60%       10.05%        8.63%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


104 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 96.6%
   BONDS 96.6%
   LOUISIANA 92.1%
   Bossier City Public Improvement Sales and Use Tax Revenue,
       FGIC Insured, 5.00%, 12/01/19 ..............................................................  $   1,145,000  $     1,201,517
       Refunding, FGIC Insured, 5.00%, 12/01/21 ...................................................      1,875,000        1,963,406
       Refunding, FGIC Insured, 5.00%, 12/01/22 ...................................................      1,515,000        1,585,417
   Bossier Parish Sales and Use Tax Revenue, AMBAC Insured, 5.00%, 7/01/20 ........................      1,900,000        2,038,795
   Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese Student Housing Project,
       MBIA Insured, 5.25%,
       5/01/21 ....................................................................................      1,505,000        1,626,363
       5/01/33 ....................................................................................      2,500,000        2,659,575
   De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A,
     5.65%, 12/01/21 ..............................................................................      1,000,000        1,034,860
   De Soto Parish PCR, Cleco Utility Group Inc. Project, Refunding, AMBAC Insured,
     5.875%, 9/01/29 ..............................................................................     11,500,000       12,758,215
   Denham Spring Livingston Housing and Mortgage Finance Authority SFHR, Series A, FHA Insured,
     ETM, 7.20%, 8/01/10 ..........................................................................      1,380,000        1,623,101
   East Baton Rouge Mortgage Finance Authority Revenue, SFM Purchase, Refunding, Series A,
     6.10%, 10/01/29 ..............................................................................        310,000          319,278
   East Baton Rouge Parish Park and Recreation District GO, FSA Insured, 5.00%, 5/01/25 ...........      3,325,000        3,553,195
   East Baton Rouge Parish Sales and Use Tax Revenue, Public Improvement, Series ST,
     FGIC Insured, 5.00%, 2/01/20 .................................................................      1,000,000        1,058,190
   East Baton Rouge Parish Sales Tax Revenue, Public Improvement, Refunding, Series A,
     AMBAC Insured, 5.00%, 2/01/24 ................................................................      2,000,000        2,144,040
   East Baton Rouge Park and Recreation District GO, FSA Insured, 5.00%, 5/01/20 ..................      2,245,000        2,430,684
   Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub. note, Series A,
     AMBAC Insured, 5.00%, 7/15/33 ................................................................      5,000,000        5,224,250
   Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured,
     5.00%, 11/01/27 ..............................................................................      5,000,000        5,294,700
   Jefferson Parish Revenue, Public Improvement, 24 Judicial District Project, MBIA Insured,
     5.00%, 4/01/29 ...............................................................................      3,060,000        3,241,336
   Jefferson Parish West Jefferson Park and Community Center Revenue, MBIA Insured,
     5.00%, 10/01/29 ..............................................................................      2,925,000        3,106,701
   Jefferson Sales Tax District Special Sales Tax Revenue,
       AMBAC Insured, 5.00%, 12/01/22 .............................................................      3,000,000        3,241,920
       Refunding, FSA Insured, 5.00%, 12/01/22 ....................................................      3,000,000        3,162,270
       Special Tax Bond, AMBAC Insured, 5.00%, 12/01/20 ...........................................      4,195,000        4,433,737
   Lafayette Public Trust Financing Authority Revenue, Ragin Cajun Facilities Inc. Project,
     MBIA Insured, 5.00%, 10/01/22 ................................................................      1,500,000        1,614,300
   Lafayette Public Trust Financing Authority SFMR, Series A, ETM, 7.20%, 4/01/11 .................         30,000           35,705
   Lafayette Utilites Revenue, MBIA Insured, 5.00%, 11/01/28 ......................................      5,000,000        5,324,550
   Lafourche Parish Home Mortgage Authority SFMR, ETM, 7.40%, 7/01/10 .............................         65,000           71,875
   Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC Insured,
     5.125%, 4/01/29 ..............................................................................      2,200,000        2,387,858
   Louisiana HFA Mortgage Revenue,
       MF, Westview Project, FHA Insured, 7.80%, 4/01/30 ..........................................        750,000          755,835
       SF, Series A-1, GNMA Secured, 5.45%, 12/01/20 ..............................................      1,060,000        1,093,570


                                                         Semiannual Report | 105

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   LOUISIANA (CONT.)
   Louisiana Local Government Environmental Facilities CDA Revenue,
       Delgado Community College Foundation Project, AMBAC Insured, 6.00%, 10/01/29 ...............  $   1,000,000  $     1,118,290
       Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/21 ............................      2,215,000        2,336,692
       MBIA Insured, 5.00%, 12/01/26 ..............................................................      3,000,000        3,165,480
       Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/26 .........      2,000,000        2,156,900
       Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31 .........      2,000,000        2,145,720
       Southeastern Louisiana Student Housing, Series A, MBIA Insured, 5.00%, 8/01/27 .............      3,000,000        3,190,380
   Louisiana Local Government Environmental Facilities GO, AMBAC Insured, 5.25%, 4/01/29 ..........      1,000,000        1,086,120
   Louisiana Local Government Environmental Facility Revenue, Baton Rouge Apartments, Series A,
     MBIA Insured, 6.375%, 1/01/30 ................................................................      4,265,000        4,603,812
   Louisiana Public Facilities Authority Hospital Revenue,
       Franciscan Missionaries, Series C, MBIA Insured, 5.00%, 7/01/19 ............................      3,750,000        3,921,225
       Pendleton Memorial Methodist, Pre-Refunded, 5.25%, 6/01/28 .................................      4,500,000        4,788,180
       Touro Infirmary Project, Series A, 5.625%, 8/15/29 .........................................      6,000,000        6,217,920
   Louisiana Public Facilities Authority Revenue,
       Centenary College Project, Refunding, 5.75%, 2/01/29 .......................................      7,300,000        7,143,415
       Dillard University Project, Refunding, AMBAC Insured, 5.00%, 2/01/18 .......................      1,500,000        1,585,050
       Dillard University Project, Series A, AMBAC Insured, 5.30%, 8/01/26 ........................      1,540,000        1,663,508
       FHA Insured Mortgage, Baton Rouge General, MBIA Insured, 5.25%, 7/01/33 ....................      5,000,000        5,330,150
       Mortgage Purchase, HFA, Refunding, Series A, FNMA Insured, 6.40%, 7/20/20 ..................      1,900,000        1,929,279
       Ochsner Clinic Foundation Project, Series B, 5.75%, 5/15/23 ................................      2,500,000        2,707,775
       Tulane University, AMBAC Insured, Pre-Refunded, 6.05%, 10/01/25 ............................      5,500,000        5,795,460
       Tulane University, Refunding, Series A, AMBAC Insured, 5.125%, 7/01/27 .....................      3,000,000        3,182,970
       Xavier University of Louisiana Project, Refunding, MBIA Insured, 5.25%, 9/01/17 ............      1,000,000        1,057,720
       Xavier University of Louisiana Project, Refunding, MBIA Insured, 5.25%, 9/01/27 ............      6,015,000        6,338,246
   Louisiana State Gas and Fuels Tax Revenue, Series A,
       AMBAC Insured, 5.00%, 6/01/27 ..............................................................      3,500,000        3,675,140
       FGIC Insured, 5.00%, 5/01/27 ...............................................................      4,000,000        4,284,400
       FGIC Insured, 5.00%, 5/01/30 ...............................................................      1,500,000        1,604,175
   Louisiana State Office Facilities Corp. Lease Revenue, Capital Complex Program,
       AMBAC Insured, 5.00%, 5/01/21 ..............................................................      2,500,000        2,650,425
       Series A, MBIA Insured, 5.375%, 3/01/19 ....................................................      3,000,000        3,221,940
   Louisiana State University and Agricultural and Mechanical College Board Revenue,
       AMBAC Insured, 5.00%, 7/01/22 ..............................................................      5,000,000        5,372,800
       Auxiliary, Series B, AMBAC Insured, 5.00%, 7/01/27 .........................................      1,500,000        1,594,410
   Louisiana State University and Agricultural and Mechanical College University
     Revenues, Auxiliary, MBIA Insured, Pre-Refunded, 5.50%, 7/01/26 ..............................      1,500,000        1,562,220
   Monroe Sales and Use Tax Revenue, FGIC Insured, 5.25%, 7/01/23 .................................      1,535,000        1,679,597
   New Orleans GO,
       Drain Systems, AMBAC Insured, 5.00%, 12/01/18 ..............................................      1,000,000        1,046,710
       Public Improvement, AMBAC Insured, 5.25%, 12/01/29 .........................................      1,485,000        1,621,085
       Public Improvement, FGIC Insured, 5.25%, 12/01/21 ..........................................      1,295,000        1,411,887
       Public Improvement, FGIC Insured, 5.125%, 12/01/26 .........................................      2,000,000        2,121,840
       Refunding, MBIA Insured, 5.125%, 9/01/21 ...................................................      2,000,000        2,147,280
   Orleans Levee District Revenue, Levee Improvement, Refunding, FSA Insured, 5.95%, 11/01/14 .....        680,000          705,106
   Orleans Parish Parishwide School District GO, Refunding, Series B, FGIC Insured, 5.50%, 9/01/20       1,000,000        1,051,360
   Orleans Parish School Board GO, Series 95, FGIC Insured, 5.375%, 9/01/18 .......................      1,950,000        1,957,001


106 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   LOUISIANA (CONT.)
   Ouachita Parish Hospital Service District No. 1 Revenue, Glenwood Regional Medical Center,
     Refunding, FSA Insured, 5.75%, 5/15/21 .......................................................  $   2,500,000  $     2,731,100
   Ouachita Parish La West Ouachita Parish School District Sales and Use Tax Revenue,
     FGIC Insured, 5.75%, 9/01/24 .................................................................      1,410,000        1,564,677
   Rapides Parish Housing and Mortgage Finance Authority Revenue, SFM Purchase, FHA Insured,
     ETM, 7.25%, 8/01/10 ..........................................................................        725,000          802,988
   Shreveport Certificates of Indebtedness Revenue, Refunding, Series A, AMBAC Insured,
     5.00%, 10/01/16 ..............................................................................      1,000,000        1,078,540
   St. Bernard Home Mortgage Authority Revenue, SF, Series A, FGIC Insured, ETM, 7.50%, 9/01/10 ...        435,000          521,017
   St. Bernard Parish Exempt Facilities Revenue, Mobil Oil Corp. Project, 5.90%, 11/01/26 .........      1,500,000        1,559,850
   St. Charles Parish PCR, Louisiana Power and Light Co. Project, 7.50%, 6/01/21 ..................      2,500,000        2,501,625
   St. Charles Parish Solid Waste Disposal Revenue, Louisiana Power and Light Co. Project,
       7.05%, 4/01/22 .............................................................................      1,500,000        1,500,870
       Series A, 7.00%, 12/01/22 ..................................................................        750,000          750,435
   St. John's Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 ...................      2,500,000        2,635,800
   St. Tammany's Public Trust Financing Authority SFMR, Series A, ETM, 7.20%,
       7/01/10 ....................................................................................         65,000           71,323
       7/01/11 ....................................................................................         50,000           60,363
   State Colleges and Universities Lease Revenue, University of Southwestern Louisiana, Cajundome,
     MBIA Insured, 5.65%, 9/01/26 .................................................................      3,080,000        3,243,948
   Terrebonne Parish Hospital Service District No. 1 Hospital Revenue, Terrebonne General Medical
     Center Project, Refunding, AMBAC Insured, 5.50%, 4/01/33 .....................................      2,155,000        2,360,996
   University of Louisiana Board of Supervisors Lease Revenue, LaFayette Cajundome Convention,
     MBIA Insured, 6.25%, 9/01/29 .................................................................      1,200,000        1,355,640
   University System Board of Supervisors Revenue, Northwestern State University Wellness,
     AMBAC Insured, 5.10%, 4/01/24 ................................................................      1,000,000        1,067,410
                                                                                                                    ---------------
                                                                                                                        207,963,493
                                                                                                                    ---------------
   U. S. TERRITORIES 4.5%
   Puerto Rico Commonwealth GO, Public Improvement,
       MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 .................................................      4,400,000        4,880,612
       Series A, 5.00%, 7/01/33 ...................................................................      2,000,000        2,092,020
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ........      3,000,000        3,182,040
                                                                                                                    ---------------
                                                                                                                         10,154,672
                                                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $205,177,611) ................................................                     218,118,165
                                                                                                                    ---------------


                                                         Semiannual Report | 107

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 2.8%
   BONDS 2.8%
   LOUISIANA 2.8%
(a)Louisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Daily VRDN and Put,
     2.33%, 12/01/15 ..............................................................................  $   3,270,000  $     3,270,000
(a)Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
     First Stage, ACES, Refunding, Daily VRDN and Put, 2.30%, 9/01/17 .............................      3,100,000        3,100,000
                                                                                                                    ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $6,370,000)..................................................                       6,370,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $211,547,611) 99.4% ....................................................                     224,488,165
   OTHER ASSETS, LESS LIABILITIES 0.6% ............................................................                       1,252,332
                                                                                                                    ---------------
   NET ASSETS 100.0% ..............................................................................                 $   225,740,497
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 137.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


108 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN MARYLAND TAX-FREE INCOME FUND

                                                 -------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                 AUGUST 31,
                                                    2005                             YEAR ENDED FEBRUARY 28,
CLASS A                                          (UNAUDITED)           2005       2004(e)         2003         2002         2001
                                                 -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ........... $    11.80       $   11.93      $  11.78    $   11.52    $   11.36    $   10.63
                                                 -------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ......................       0.26            0.51          0.52         0.54         0.55         0.57

 Net realized and unrealized gains (losses) ....       0.09           (0.13)         0.16         0.26         0.17         0.72
                                                 -------------------------------------------------------------------------------
Total from investment operations ...............       0.35            0.38          0.68         0.80         0.72         1.29
                                                 -------------------------------------------------------------------------------
Less distributions from net investment income ..      (0.26)          (0.51)        (0.53)       (0.54)       (0.56)       (0.56)
                                                 -------------------------------------------------------------------------------
Redemption fees ................................         --(c)           --(c)         --           --           --           --
                                                 -------------------------------------------------------------------------------
Net asset value, end of period ................. $    11.89       $   11.80      $  11.93    $   11.78    $   11.52    $   11.36
                                                 ===============================================================================

Total return(b) ................................       2.97%           3.34%         5.89%        7.16%        6.44%       12.44%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............. $  353,851       $ 332,943      $340,237    $ 322,873    $ 281,141    $ 248,964

Ratios to average net assets:

 Expenses ......................................       0.69%(d)        0.70%         0.70%        0.70%        0.72%        0.73%

 Net investment income .........................       4.43%(d)        4.40%         4.43%        4.65%        4.81%        5.16%

Portfolio turnover rate ........................       0.98%          12.03%        10.56%        6.30%        6.39%       13.01%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


                    Semiannual Report | See notes to financial statements. | 109

FRANKLIN TAX-FREE TRUST

FRANKLIN MARYLAND TAX-FREE INCOME FUND (CONTINUED)

                                                 -------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                 AUGUST 31,
                                                    2005                             YEAR ENDED FEBRUARY 28,
CLASS C                                          (UNAUDITED)           2005       2004(e)         2003         2002         2001
                                                 -------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ........... $    11.93       $   12.05      $  11.90    $   11.63    $   11.46    $   10.72
                                                 -------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ......................       0.22            0.46          0.46         0.48         0.49         0.51

 Net realized and unrealized gains (losses) ....       0.10           (0.13)         0.15         0.27         0.17         0.73
                                                 -------------------------------------------------------------------------------
Total from investment operations ...............       0.32            0.33          0.61         0.75         0.66         1.24
                                                 -------------------------------------------------------------------------------
Less distributions from net investment income ..      (0.22)          (0.45)        (0.46)       (0.48)       (0.49)       (0.50)
                                                 -------------------------------------------------------------------------------
Redemption fees ................................         --(c)           --(c)         --           --           --           --
                                                 -------------------------------------------------------------------------------
Net asset value, end of period ................. $    12.03       $   11.93      $  12.05    $   11.90    $   11.63    $   11.46
                                                 ===============================================================================

Total return(b) ................................       2.73%           2.73%         5.33%        6.59%        5.88%       11.83%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............. $   54,057       $  48,997      $ 49,739    $  48,305    $  33,257    $  22,547

Ratios to average net assets:

 Expenses ......................................       1.24%(d)        1.25%         1.28%        1.22%        1.27%        1.28%

 Net investment income .........................       3.88%(d)        3.85%         3.85%        4.13%        4.26%        4.61%

Portfolio turnover rate ........................       0.98%          12.03%        10.56%        6.30%        6.39%       13.01%


(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


110 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.1%
   BONDS 98.1%
   MARYLAND 84.5%
   Anne Arundel County GO, 4.625%, 3/01/32 ........................................................  $   2,000,000  $     2,063,180
   Anne Arundel County PCR, Baltimore Gas and Electric Co. Project, Refunding, 6.00%, 4/01/24 .....      9,500,000        9,693,135
   Baltimore County Metropolitan 68th District GO, Refunding, 5.00%, 8/01/32 ......................      1,000,000        1,059,140
   Baltimore Economic Development Lease Revenue, Armistead Partnership, Refunding,
     Series A, 7.00%, 8/01/11 .....................................................................      2,355,000        2,365,338
   Baltimore GO, Consolidated Public Improvement,
       Series A, FGIC Insured, Pre-Refunded, 5.30%, 10/15/17 ......................................      1,500,000        1,601,940
       Series A, FSA Insured, Pre-Refunded, 5.25%, 10/15/17 .......................................      3,300,000        3,625,743
       Series B, 7.15%, 10/15/08 ..................................................................      1,000,000        1,116,880
   Baltimore Port Facilities Revenue, Consolidated Coal Sales, Series A, 6.50%, 10/01/11 ..........      1,850,000        1,929,975
   Baltimore Project Revenue,
       Wastewater Project, Refunding, FGIC Insured, 5.125%, 7/01/42 ...............................      7,630,000        8,072,082
       Wastewater Project, Series A, FGIC Insured, 5.00%, 7/01/33 .................................      3,000,000        3,183,030
       Wastewater Project, Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/28 ...................      4,000,000        4,292,360
       Water Projects, Series A, MBIA Insured, 5.00%, 7/01/35 .....................................      4,240,000        4,545,662
   Baltimore Revenue, Wastewater Project, Series A,
       FGIC Insured, Pre-Refunded, 5.80%, 7/01/15 .................................................      5,000,000        5,486,300
       FSA Insured, Pre-Refunded, 5.75%, 7/01/30 ..................................................     10,000,000       11,139,500
   Carroll County Revenue, Fairhaven and Copper Ridge, Refunding, Series A, Radian Insured,
       5.375%, 1/01/16 ............................................................................      2,000,000        2,144,700
       5.50%, 1/01/19 .............................................................................      1,000,000        1,062,280
       5.625%, 1/01/25 ............................................................................      2,000,000        2,151,780
   Gaithersburg Hospital Facilities Revenue, Shady Grove Adventist Hospital,
     Refunding and Improvement, FSA Insured, 6.00%, 9/01/21 .......................................      8,000,000        8,192,400
   Harford County GO, Consolidated Public Improvement,
       4.40%, 1/15/15 .............................................................................      1,450,000        1,523,791
       4.45%, 1/15/17 .............................................................................      1,125,000        1,177,661
   Harford County Mortgage Revenue, Greenbrier V Apartments Project, Refunding, FHA Insured,
     6.50%, 11/01/26 ..............................................................................      3,000,000        3,060,000
   Howard County Mortgage Revenue, Normandy Woods III Apartments Project, Refunding,
     Series A, FHA Insured, 6.10%, 7/01/25 ........................................................      2,000,000        2,070,140
   Maryland Environmental Services COP, Water and Waste Facilities, Series A, 6.70%, 6/01/11 ......      1,900,000        1,912,198
   Maryland State CDA, Department of Housing and Community Development Revenue,
       Housing, Series A, 6.00%, 7/01/32 ..........................................................      4,000,000        4,164,360
       Residential, Series D, 5.25%, 9/01/29 ......................................................      3,730,000        3,797,476
       Series B, 5.35%, 9/01/30 ...................................................................      1,420,000        1,450,601
       SF Program, First Series, 5.00%, 4/01/17 ...................................................        220,000          221,784
       SF Program, Second Series, 5.00%, 4/01/17 ..................................................      3,000,000        3,073,080
   Maryland State EDC, Utility Infrastructure Revenue, University College Park Project,
     AMBAC Insured, 5.00%, 7/01/19 ................................................................      1,710,000        1,827,186
   Maryland State Energy Financing Administration Solid Waste Disposal Revenue,
     Limited Obligation, Wheelabrator Water Projects, 6.45%, 12/01/16 .............................      3,000,000        3,152,910
   Maryland State Health and Higher Educational Facilities Authority Revenue,
       Anne Arundel Health System, Series A, 5.125%, 7/01/34 ......................................      2,500,000        2,614,400
       Anne Arundel Medical Center, FSA Insured, 5.125%, 7/01/33 ..................................      8,365,000        8,694,748
       Carroll County General Hospital, 6.00%, 7/01/26 ............................................      2,000,000        2,165,800


                                                         Semiannual Report | 111

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MARYLAND (CONT.)
   Maryland State Health and Higher Educational Facilities Authority Revenue, (cont.)
       Carroll County General Hospital, 5.80%, 7/01/32 ............................................  $   5,000,000  $     5,350,450
       Catholic Health Initiatives, Series A, 6.00%, 12/01/20 .....................................        715,000          808,107
       Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/20 ................................      2,205,000        2,472,511
       Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/24 ................................      2,025,000        2,251,861
       Charity Obligation Group, Series A, 5.00%, 11/01/19 ........................................      1,515,000        1,581,145
       Charity Obligation Group, Series A, 5.00%, 11/01/29 ........................................      2,250,000        2,336,805
       Doctors Community Hospital, Refunding, 5.75%, 7/01/13 ......................................      2,760,000        2,769,853
       Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27 .....................................     11,000,000       12,162,920
       Johns Hopkins, AMBAC Insured, 5.00%, 7/01/27 ...............................................        655,000          690,409
       Johns Hopkins Medical Institutions, Series A, 5.00%, 5/15/37 ...............................      7,000,000        7,378,910
       Johns Hopkins University Issue, Pre-Refunded, 6.00%, 7/01/39 ...............................      5,000,000        5,566,550
       Maryland Institute College of Art, 5.625%, 6/01/36 .........................................      3,600,000        3,824,892
       Mercy Medical Center Project, Refunding, FSA Insured, 5.75%, 7/01/26 .......................      1,500,000        1,545,585
       Mercy Medical Center, Refunding, 5.625%, 7/01/31 ...........................................      5,500,000        5,753,165
       North Arundel Hospital, 6.50%, 7/01/26 .....................................................      1,000,000        1,133,240
       North Arundel Hospital, 6.50%, 7/01/31 .....................................................      1,320,000        1,492,128
       Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34 .................      5,000,000        5,333,750
       Roland Park Place Project, Refunding, 5.625%, 7/01/18 ......................................      2,500,000        2,520,175
       Roland Park Place Project, Refunding, 5.625%, 7/01/24 ......................................      2,680,000        2,697,983
       Union Hospital Cecil County Issue, 5.00%, 7/01/35 ..........................................      1,425,000        1,475,231
       University of Maryland Medical System, 6.75%, 7/01/30 ......................................     11,000,000       12,554,740
       Upper Chesapeake Hospitals, Series A, FSA Insured, 5.375%, 1/01/28 .........................      5,000,000        5,240,400
       Upper Chesapeake Hospitals, Series A, FSA Insured, 5.125%, 1/01/33 .........................      7,100,000        7,334,797
   Maryland State Health and Higher Revenue, John Hopkins University, Series A, 5.00%, 7/01/32 ....     29,000,000       30,643,430
   Maryland State Stadium Authority Lease Revenue, Convention Center Expansion, AMBAC Insured,
     5.875%, 12/15/14 .............................................................................      4,655,000        4,745,307
   Maryland State Stadium Authority Sports Facilities Lease Revenue, AMBAC Insured,
       5.75%, 3/01/22 .............................................................................      5,000,000        5,115,600
       5.80%, 3/01/26 .............................................................................      2,045,000        2,092,771
   Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project, AMBAC Insured,
     5.00%, 7/01/28 ...............................................................................      3,975,000        4,273,880
   Maryland State Transportation Authority Transportation Facility Projects Revenue,
     FSA Insured, 5.00%,
       7/01/27 ....................................................................................      5,890,000        6,346,475
       7/01/31 ....................................................................................      7,455,000        7,975,434
       7/01/32 ....................................................................................      7,165,000        7,659,672
       7/01/34 ....................................................................................      7,500,000        8,035,050
   Maryland Transportation Authority Revenue, AMBAC Insured, 5.00%, 3/01/27 .......................      8,000,000        8,439,760
   Maryland Water Quality Financing Administration Revenue, Revolving Loan Fund, Series A,
     6.55%, 9/01/14 ...............................................................................        965,000          965,000
   Montgomery County GO,
       4.75%, 4/01/22 .............................................................................      3,000,000        3,193,170
       Consolidated, Public Improvement, Series A, 5.00%, 6/01/24 .................................      5,000,000        5,441,700
       Pre-Refunded, 4.75%, 2/01/17 ...............................................................      5,000,000        5,418,500
   Montgomery County Housing Opportunities Commission MFHR, Series B, FHA Insured,
     6.00%, 7/01/37 ...............................................................................      2,500,000        2,575,400


112 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MARYLAND (CONT.)
   Montgomery County Revenue Authority Golf Course System Revenue, Series A, Pre-Refunded,
     6.125%, 10/01/22 .............................................................................  $   1,000,000  $     1,053,420
   Morgan State University Maryland and Aux Facilities Fees Revenue, Series A, FGIC Insured,
     5.00%, 7/01/32 ...............................................................................      6,450,000        6,852,351
   Prince George's County GO, Consolidated Public Improvement,
       4.40%, 9/15/22 .............................................................................     10,000,000       10,346,400
       MBIA Insured, 5.00%, 4/15/18 ...............................................................      2,100,000        2,212,056
   Prince George's County IDA, Lease Revenue, Upper Marlboro Justice-B, MBIA Insured,
     4.75%, 6/30/30 ...............................................................................      4,000,000        4,142,360
   Prince George's County PCR, Potomac Electric Project, Refunding,
       6.00%, 9/01/22 .............................................................................      1,200,000        1,203,108
       6.375%, 1/15/23 ............................................................................      2,975,000        2,987,168
   St. Mary's College Revenue, Academic Fees and Auxiliary Fees Project, Series
     A, AMBAC Insured, Pre-Refunded, 5.55%, 9/01/30 ...............................................      2,000,000        2,217,620
   Westminster Education Facility Revenue, Mc Daniel College, 5.50%,
       4/01/27 ....................................................................................        425,000          452,859
       4/01/32 ....................................................................................      1,500,000        1,593,645
                                                                                                                    ---------------
                                                                                                                        344,889,303
                                                                                                                    ---------------
   U. S. TERRITORIES 13.6%
   Puerto Rico Commonwealth GO, Public Improvement,
       FSA Insured, 5.125%, 7/01/30 ...............................................................      2,870,000        3,065,160
       FSA Insured, Pre-Refunded, 5.25%, 7/01/27 ..................................................      1,520,000        1,683,339
       FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .................................................      4,360,000        4,799,793
       Refunding, FSA Insured, 5.25%, 7/01/27 .....................................................      1,015,000        1,090,039
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Series D, 5.25%, 7/01/38 ...................................................................      5,000,000        5,302,100
       Series G, 5.00%, 7/01/33 ...................................................................      7,000,000        7,322,070
   Puerto Rico Electric Power Authority Power Revenue,
       Refunding, Series SS, FSA Insured, 5.00%, 7/01/30 ..........................................      5,000,000        5,398,250
       Series HH, FSA Insured, 5.25%, 7/01/29 .....................................................     10,780,000       11,710,638
       Series II, 5.25%, 7/01/31 ..................................................................      3,000,000        3,211,200
       Series RR, XLCA Insured, 5.00%, 7/01/30 ....................................................      2,000,000        2,150,880
   Puerto Rico PBA Revenue, Government Facilities, Series D,
       5.25%, 7/01/36 .............................................................................        520,000          550,472
       Pre-Refunded, 5.25%, 7/01/36 ...............................................................      1,480,000        1,640,580
   Virgin Islands PFAR,
       Gross Receipts Taxes, Loan Note, FSA Insured, 5.00%, 10/01/22 ..............................      2,000,000        2,177,820
       senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .........................      1,700,000        1,803,156
       senior lien, Refunding, Series A, 5.50%, 10/01/14 ..........................................      3,300,000        3,528,063
                                                                                                                    ---------------
                                                                                                                         55,433,560
                                                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $376,709,116) ................................................                     400,322,863
                                                                                                                    ---------------


                                                         Semiannual Report | 113

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 0.5%
   BONDS 0.5%
   MARYLAND 0.3%
(a)Maryland State EDC Revenue, U.S. Pharmacopeial Project, Series A, AMBAC Insured,
     Daily VRDN and Put, 2.33%, 7/01/34 ...........................................................  $   1,275,000  $     1,275,000
   U. S. TERRITORIES 0.2%
(a)Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
     Weekly VRDN and Put, 2.22%, 12/01/15 .........................................................        484,000          484,000
(a)Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, AMBAC Insured, Weekly VRDN and Put, 2.29%, 7/01/28 .................................        200,000          200,000
                                                                                                                    ---------------
                                                                                                                            684,000
                                                                                                                    ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $1,959,000)..................................................                       1,959,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $378,668,116) 98.6% ....................................................                     402,281,863
   OTHER ASSETS, LESS LIABILITIES 1.4% ............................................................                       5,626,699
                                                                                                                    ---------------
   NET ASSETS 100.0% ..............................................................................                 $   407,908,562
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 137.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


114 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN MISSOURI TAX-FREE INCOME FUND

                                                 -------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                 AUGUST 31,
                                                    2005                             YEAR ENDED FEBRUARY 28,
CLASS A                                          (UNAUDITED)           2005       2004(e)         2003         2002         2001
                                                 -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ........... $    12.32       $   12.44       $ 12.23    $   12.00    $   11.77    $   11.02
                                                 -------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ......................       0.26            0.54          0.55         0.58         0.58         0.60

 Net realized and unrealized gains (losses) ....       0.16           (0.12)         0.21         0.23         0.24         0.75
                                                 -------------------------------------------------------------------------------
Total from investment operations ...............       0.42            0.42          0.76         0.81         0.82         1.35
                                                 -------------------------------------------------------------------------------
Less distributions from net investment income ..      (0.27)          (0.54)        (0.55)       (0.58)       (0.59)       (0.60)
                                                 -------------------------------------------------------------------------------
Redemption fees ................................         --(c)           --(c)         --           --           --           --
                                                 -------------------------------------------------------------------------------
Net asset value, end of period ................. $    12.47       $   12.32      $  12.44    $   12.23    $   12.00    $   11.77
                                                 ===============================================================================

Total return(b) ................................       3.47%           3.49%         6.38%        6.90%        7.13%       12.50%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............. $  547,252       $ 516,312      $499,238    $ 468,008    $ 425,795    $ 373,190

Ratios to average net assets:

 Expenses ......................................       0.66%(d)        0.67%         0.67%        0.67%        0.68%        0.69%

 Net investment income .........................       4.27%(d)        4.44%         4.50%        4.72%        4.91%        5.22%

Portfolio turnover rate ........................       9.95%          17.93%        25.04%       18.73%       22.80%       38.38%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


                    Semiannual Report | See notes to financial statements. | 115

FRANKLIN TAX-FREE TRUST

FRANKLIN MISSOURI TAX-FREE INCOME FUND (CONTINUED)

                                                 -------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                 AUGUST 31,
                                                    2005                             YEAR ENDED FEBRUARY 28,
CLASS C                                          (UNAUDITED)           2005       2004(e)         2003         2002         2001
                                                 -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ........... $    12.39       $   12.50      $  12.29    $   12.06    $   11.82    $   11.06
                                                 -------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ......................       0.23            0.48          0.48         0.51         0.52         0.54

 Net realized and unrealized gains (losses) ....       0.16           (0.12)         0.21         0.23         0.24         0.75
                                                 -------------------------------------------------------------------------------
Total from investment operations ...............       0.39            0.36          0.69         0.74         0.76         1.29
                                                 -------------------------------------------------------------------------------
Less distributions from net investment income ..      (0.24)          (0.47)        (0.48)       (0.51)       (0.52)       (0.53)
                                                 -------------------------------------------------------------------------------
Redemption fees ................................         --(c)           --(c)         --           --           --           --
                                                 -------------------------------------------------------------------------------
Net asset value, end of period ................. $    12.54       $   12.39      $  12.50    $   12.29    $   12.06    $   11.82
                                                 ===============================================================================

Total return(b) ................................       3.16%          2.98%          5.75%        6.29%        6.61%       11.94%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............. $   66,634       $  60,418      $ 60,208    $  55,608    $  41,013    $  28,695

Ratios to average net assets:

 Expenses ......................................       1.21%(d)        1.22%         1.25%        1.19%        1.23%        1.24%

 Net investment income .........................       3.72%(d)        3.89%         3.92%        4.20%        4.36%        4.67%

Portfolio turnover rate ........................       9.95%          17.93%        25.04%       18.73%       22.80%       38.38%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


116 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.3%
   BONDS 98.3%
   MISSOURI 83.4%
   BI-State Development Agency Revenue, Missouri Illinois Metropolitan District,
     Metrolink Cross County Project, Series B, FSA Insured, 5.00%, 10/01/32 ......................  $    4,500,000   $    4,750,425
   Boone County IDA Health Care Revenue, Retirement Center Project, GNMA Secured,
     5.70%, 10/20/22 .............................................................................       1,515,000        1,673,666
   Branson Reorganized School District No. R-4 GO, FSA Insured, 5.00%, 3/01/24 ...................       4,500,000        4,870,800
   Camdenton Reorganization School District North III Camdenton County COP, FSA Insured,
     5.00%, 3/01/20 ..............................................................................       4,860,000        5,266,490
   Cape Girardeau County IDA Health Care Facilities Revenue, St. Francis Medical Center,
     Series A, 5.50%,
       6/01/27 ...................................................................................       6,350,000        6,811,963
       6/01/32 ...................................................................................       5,000,000        5,356,950
   Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper Products,
     5.30%, 5/15/28 ..............................................................................       6,875,000        7,130,200
   Curators University System Facilities Revenue, Series A, 5.00%, 11/01/31 ......................      17,845,000       19,036,689
   Dunklin County COP, FGIC Insured, 5.00%, 12/01/24 .............................................       1,000,000        1,068,560
   Florissant COP, FGIC Insured, 5.00%, 8/01/22 ..................................................       1,285,000        1,380,231
   Grandview COP, FGIC Insured, 5.00%, 1/01/23 ...................................................       2,410,000        2,583,592
   Hazelwood IDA, MFHR, Lakes Apartments Project, Refunding, Series A, GNMA Secured,
     6.10%, 9/20/26 ..............................................................................       1,745,000        1,807,768
   Hazelwood School District GO, Missouri Direct DepositPage, Series A, FGIC Insured,
     5.00%, 3/01/24 ..............................................................................       3,000,000        3,247,200
   Hickory County School District R-1 Skyline GO, Direct Deposit Program,
       Crossover Refunding, 6.05%, 3/01/20 .......................................................         800,000          889,976
       Pre-Refunded, 6.05%, 3/01/20 ..............................................................         300,000          334,140
   High Ridge Fire Protection District GO, FSA Insured, 5.375%, 11/01/20 .........................       1,000,000        1,045,710
   Howard Bend Levee District Special Tax,
       5.65%, 3/01/13 ............................................................................       1,000,000        1,060,560
       5.85%, 3/01/19 ............................................................................       4,000,000        4,254,560
   Jackson County Consolidated School District No. 2 GO, Direct Deposit Program,
     5.20%, 3/01/20 ..............................................................................       2,000,000        2,151,820
   Jackson County Reorganized School District No. 7 Lees Summit GO, Direct Deposit,
     Refunding and Improvement, FSA Insured, 5.00%, 3/01/21 ......................................       5,700,000        6,096,663
   Jackson County Special Obligation Revenue, MBIA Insured, 5.00%, 12/01/27 ......................       3,105,000        3,290,213
   Jasper County Reorganized School District No. R-7 GO, Direct Deposit Program,
     6.00%, 3/01/20 ..............................................................................       1,025,000        1,138,170
   Jefferson County Conservation Public Water Supply District No. C-1 Waterworks Revenue,
     AMBAC Insured, 5.00%, 12/01/26 ..............................................................       4,500,000        4,751,775
   Jefferson County Consolidated School District No. 6 Lease Particiation COP, FSA Insured,
     5.00%, 3/01/25 ..............................................................................       1,050,000        1,139,975
   Joplin IDA Health Facilities Revenue, Freeman Health Systems Project,
      5.50%, 2/15/29 .............................................................................       2,000,000        2,125,720
      5.75%, 2/15/35 .............................................................................       2,500,000        2,727,875
   Kansas City Land Clearance Redevelopment Authority Lease Revenue, Municipal Auditorium
     and Muehlebach Hotel, Series A, FSA Insured, Pre-Refunded, 5.90%, 12/01/18 ..................       5,000,000        5,137,650
   Kansas City MAC Revenue, Leasehold Roe Bartle, Refunding, Series A, MBIA Insured,
     5.00%, 4/15/20 ..............................................................................      10,000,000       10,214,500


                                                         Semiannual Report | 117

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MISSOURI (CONT.)
   Kansas City Sanitary Sewer System Revenue, Series B, MBIA Insured, 5.00%, 1/01/25 .............  $    1,120,000   $    1,212,702
   Kansas City Tax Increment Financing Commerce Tax Increment Revenue,
     Blue Parkway Town Center Project, MBIA Insured, 5.00%, 7/01/27 ..............................       1,730,000        1,852,103
   Lake of the Ozarks Community Board Corp. Bridge System Revenue,
       Pre-Refunded, 6.25%, 12/01/16 .............................................................       2,000,000        2,112,560
       Pre-Refunded, 6.40%, 12/01/25 .............................................................       5,000,000        5,315,450
       Refunding, 5.25%, 12/01/14 ................................................................         750,000          766,800
       Refunding, 5.25%, 12/01/26 ................................................................         800,000          786,064
   Lee's Summit IDAR, John Knox Village Project,
       6.55%, 8/15/10 ............................................................................       1,000,000        1,028,150
       6.625%, 8/15/13 ...........................................................................       2,000,000        2,058,360
       5.70%, 8/15/22 ............................................................................       1,500,000        1,608,915
   Lee's Summit Water and Sewer Revenue, Series A, AMBAC Insured, 5.00%, 7/01/22 .................       1,995,000        2,141,253
   Metropolitan St. Louis Sewer District Wastewater Systems Revenue, Series A, MBIA Insured,
     5.00%, 5/01/34 ..............................................................................      24,730,000       26,280,818
   Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery Foundation,
     Series A, MBIA Insured, 5.00%, 12/01/30 .....................................................       9,500,000        9,987,065
   Missouri School Board Association COP, Pooled Finance Program, Series A-5, 7.375%, 3/01/06               20,000           20,425
   Missouri School Board Association Lease COP, Republic R-3 School District Project, Refunding,
     FSA Insured, 6.00%, 3/01/16 .................................................................       2,220,000        2,253,722
   Missouri Southern State College Revenue, Auxiliary Enterprise System, MBIA Insured,
     5.50%, 4/01/23 ..............................................................................       1,200,000        1,309,044
   Missouri State Board of Public Buildings State Office Building, Special Obligation, Series A,
     5.125%, 5/01/26 .............................................................................       3,960,000        4,236,923
   Missouri State Development Finance Board Infrastructure Facilities Revenue, Midtown
     Redevelopment Project, Series A, MBIA Insured, 5.75%, 4/01/22 ...............................      10,000,000       11,004,300
   Missouri State Development Finance Board Recreation Facilities Revenue, YMCA Greater
     St. Louis Project, Series A, 5.40%, 9/01/18 .................................................       7,420,000        7,894,435
   Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and Gamble
     Paper Product, 5.20%, 3/15/29 ...............................................................       3,000,000        3,387,480
   Missouri State Environmental Improvement and Energy Resources Authority PCR,
     National Rural Association, Electric Project, Series G-6, AMBAC Insured, 5.85%, 2/01/13 .....       2,100,000        2,131,353
   Missouri State Environmental Improvement and Energy Resources Authority Water PCR,
     State Revolving Fund,
       Series A, 7.00%, 10/01/10 .................................................................         685,000          687,158
       Series A, 6.55%, 7/01/14 ..................................................................         890,000          894,245
       Series A, 5.75%, 1/01/16 ..................................................................         150,000          152,811
       Series B, 7.125%, 12/01/10 ................................................................         275,000          276,823
       Series B, 5.80%, 1/01/15 ..................................................................         125,000          127,586
       Series B, 6.05%, 7/01/16 ..................................................................         485,000          492,047
       Series B, 7.20%, 7/01/16 ..................................................................         825,000          837,433
       Series B, 5.50%, 7/01/21 ..................................................................         710,000          777,145
       Series B, Pre-Refunded, 5.50%, 7/01/21 ....................................................         730,000          808,701
   Missouri State GO,
       State Water Pollution Control, Series A, 5.00%, 6/01/26 ...................................       3,785,000        3,979,057
       Stormwater Control, Series A, 5.00%, 6/01/26 ..............................................       1,895,000        1,992,157


118 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MISSOURI (CONT.)
   Missouri State HDC,
       MFHR, FHA Insured, 8.50%, 12/01/29 ........................................................  $       65,000   $       66,817
       SFMR, Homeowner Loan, Series D, GNMA Secured, 6.125%, 3/01/28 .............................         235,000          241,745
       SFMR, Series B, GNMA Secured, 6.10%, 9/01/14 ..............................................         475,000          484,500
       SFMR, Series B, GNMA Secured, 6.45%, 9/01/27 ..............................................         345,000          355,347
   Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
       Maryville University of St. Louis Project, 6.50%, 6/15/22 .................................       1,750,000        1,911,298
       Maryville University of St. Louis Project, 6.75%, 6/15/30 .................................       4,500,000        4,950,585
       Washington University, 5.00%, 11/15/37 ....................................................       9,150,000        9,473,819
       Washington University, Refunding, Series B, 5.00%, 3/01/30 ................................      14,000,000       14,683,480
       Washington University, Series B, Pre-Refunded, 6.00%, 3/01/30 .............................      13,550,000       15,247,273
       Webster University, MBIA Insured, 5.30%, 4/01/27 ..........................................       8,000,000        8,597,040
   Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
       Children's Mercy Hospital, 5.30%, 5/15/28 .................................................      12,420,000       12,807,256
       Freeman Health Systems Project, 5.25%, 2/15/28 ............................................       2,750,000        2,804,395
       Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.00%, 8/15/21 .......       4,585,000        4,845,474
       Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.25%, 8/15/28 .......       4,900,000        5,201,301
       Lake of the Ozarks General Hospital, 6.25%, 2/15/11 .......................................         410,000          421,099
       Lake of the Ozarks General Hospital, Pre-Refunded, 6.25%, 2/15/11 .........................         840,000          869,425
       Lake of the Ozarks General Hospital, Pre-Refunded, 6.50%, 2/15/21 .........................         670,000          694,200
       Lake of the Ozarks General Hospital, Refunding, 6.50%, 2/15/21 ............................         330,000          338,804
       Lake Regional Health Systems Project, 5.60%, 2/15/25 ......................................       1,250,000        1,331,200
       Lake Regional Health Systems Project, 5.70%, 2/15/34 ......................................       2,750,000        2,931,830
       Lutheran Senior Services, Refunding, 5.875%, 2/01/23 ......................................       1,000,000        1,048,850
       Lutheran Senior Services, Series A, 6.375%, 2/01/27 .......................................       4,000,000        4,124,400
       St. Luke's Episcopal, Presbyterian Hospital, FSA Insured, 5.25%, 12/01/26 .................       8,500,000        9,134,100
   Missouri State Health and Educational Facilities Authority Revenue,
       Senior Living Facilities, Lutheran Senior, Series A, 5.00%, 2/01/25 .......................       1,500,000        1,553,430
       Senior Living Facilities, Lutheran Senior, Series A, 5.375%, 2/01/35 ......................       4,655,000        4,895,012
       Series A, 5.00%, 2/15/33 ..................................................................      15,125,000       15,990,150
       SSM Healthcare System, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/28 ..............      16,385,000       18,213,566
   Missouri State Highways and Transportation Commission State Road Revenue, Series A, 5.00%,
       2/01/21 ...................................................................................      10,000,000       10,705,300
       2/01/22 ...................................................................................       3,000,000        3,204,540
   Missouri State Housing Development Commission Revenue, SF, Homeowner Loan, Series C-1,
     GNMA Secured,
       5.90%, 9/01/25 ............................................................................       1,740,000        1,809,896
       5.95%, 3/01/28 ............................................................................       1,220,000        1,268,397
   Monarch-Chesterfield Levee District Revenue, MBIA Insured, 5.75%, 3/01/19 .....................       1,920,000        2,134,618
   North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, FSA Insured,
       5.00%, 11/15/20 ...........................................................................       1,000,000        1,073,540
       5.00%, 11/15/21 ...........................................................................       1,000,000        1,074,270
       5.00%, 11/15/22 ...........................................................................       1,000,000        1,071,370
       5.00%, 11/15/28 ...........................................................................       1,965,000        2,075,688
       5.125%, 11/15/33 ..........................................................................       2,755,000        2,939,750
   North Kansas City School District No. 74 GO, Refunding and Improvement, Missouri Direct Deposit,
     5.00%, 3/01/25 ..............................................................................       4,500,000        4,815,630


                                                         Semiannual Report | 119

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MISSOURI (CONT.)
   Pulaski County IDA, MFHR, St. Robert Project, Series A, GNMA Secured, 6.00%, 8/20/39 ..........  $    1,600,000   $    1,688,976
   Springfield Missouri IDAR, Bethesda Living Centers, Refunding, Series A,
       5.625%, 8/15/18 ...........................................................................       3,000,000        2,928,570
       5.70%, 8/15/28 ............................................................................       5,250,000        4,936,785
   Springfield Public Building Corp. Leasehold Revenue,
       Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24 ................................       2,600,000        2,804,932
       Springfield Recreational, Series B, AMBAC Insured, 6.125%, 6/01/21 ........................       3,230,000        3,643,472
       Springfield Recreational, Series B, AMBAC Insured, 6.15%, 6/01/25 .........................       3,645,000        4,108,753
   Springfield School District No. R 12 GO, Missouri Direct Deposit Program, 5.85%, 3/01/20 ......       1,500,000        1,656,300
   St. Charles County Public Water Supply District No. 2, COP, Missouri Project, Series A,
     MBIA Insured, 5.25%, 12/01/28 ...............................................................       1,000,000        1,070,600
   St. Louis Airport Revenue,
       Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/26 .......................       5,000,000        5,238,500
       Airport Development Program, Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/31 .........      18,835,000       20,806,271
       Capital Improvement Program, Series A, MBIA Insured, 5.00%, 7/01/32 .......................       2,540,000        2,654,656
       Lambert-St. Louis International Airport, Refunding, MBIA Insured, 5.00%, 7/01/20 ..........       4,245,000        4,586,680
       Lambert-St. Louis International Airport, Refunding, MBIA Insured, 5.50%, 7/01/29 ..........       8,320,000        9,853,875
       Lambert-St. Louis International Airport, Refunding, MBIA Insured, 5.50%, 7/01/30 ..........       9,090,000       10,759,197
   St. Louis County IDA Health Facilities Revenue,
       Jewish Center Healthcare, GNMA Secured, 5.40%, 2/20/31 ....................................       1,000,000        1,033,830
       Jewish Center Healthcare, GNMA Secured, 5.50%, 2/20/36 ....................................      10,460,000       11,300,879
       Mary Queen Healthcare, GNMA Secured, 5.375%, 9/20/31 ......................................       3,310,000        3,546,731
       Mother of Perpetual Help, GNMA Secured, 6.40%, 8/01/35 ....................................       1,895,000        1,997,709
   St. Louis County IDA, MFHR,
       Lucas Hunt Village Project, GNMA Secured, 5.20%, 9/20/31 ..................................       1,095,000        1,129,482
       South Summit Apartments, Refunding, Series A, GNMA Secured, 6.10%, 4/20/32 ................       1,250,000        1,300,938
   St. Louis County IDAR, Bethesda Living Centers, Series B, 5.85%, 8/15/28 ......................       1,500,000        1,437,885
   St. Louis IDA Sewer and Solid Waste Disposal Facilities Revenue, Anheuser-Busch Project,
     5.875%, 11/01/26 ............................................................................       1,100,000        1,124,112
   St. Louis Municipal Finance Corp. Leasehold Revenue,
       Carnahan Courthouse, Series A, FGIC Insured, 5.125%, 2/15/27 ..............................       4,750,000        5,061,790
       City Justice Center, Series A, AMBAC Insured, 6.00%, 2/15/20 ..............................       1,000,000        1,122,410
   Taney County IDA Hospital Revenue, The Skaggs Community Hospital Association,
       5.30%, 5/15/18 ............................................................................       3,000,000        3,081,990
       5.40%, 5/15/28 ............................................................................       1,500,000        1,527,840
   Taney County Reorganized School District GO, No. R-V Hollister, Refunding, FSA Insured,
     5.00%, 3/01/20 ..............................................................................       1,300,000        1,397,305
   University of Missouri Revenues, System Facilities,
       Pre-Refunded, 5.80%, 11/01/27 .............................................................       1,000,000        1,068,800
       Refunding, Series B, 5.00%, 11/01/27 ......................................................       7,865,000        8,329,428
   West Plains IDA Hospital Revenue, Ozarks Medical Center Project, Refunding,
       5.50%, 11/15/12 ...........................................................................       1,000,000        1,015,220
       5.60%, 11/15/17 ...........................................................................       1,700,000        1,710,557
       5.65%, 11/15/22 ...........................................................................       1,500,000        1,486,845
   West Plains Waterworks System Revenue, AMBAC Insured, 5.625%, 3/01/21 .........................       1,250,000        1,365,900
                                                                                                                     --------------
                                                                                                                        511,923,539
                                                                                                                     --------------


120 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U. S. TERRITORIES 14.9%
   Childrens Trust Fund Tobacco Settlement Revenue, Pre-Refunded, 6.00%, 7/01/26 .................  $    2,785,000   $    3,126,608
   Puerto Rico Commonwealth GO, Public Improvement, Series A,
       Pre-Refunded, 5.375%, 7/01/28 .............................................................       1,025,000        1,141,891
       5.375%, 7/01/28 ...........................................................................       1,975,000        2,117,812
       5.125%, 7/01/31 ...........................................................................       5,000,000        5,225,800
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
     5.50%, 7/01/36 ..............................................................................      11,750,000       13,120,637
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Series D, 5.375%, 7/01/36 .................................................................       2,500,000        2,687,800
       Series G, 5.00%, 7/01/42 ..................................................................       2,500,000        2,615,025
   Puerto Rico Commonwealth Infrastructure Financing Authority Special, Refunding, Series C,
     AMBAC Insured, 5.50%, 7/01/23 ...............................................................       3,500,000        4,209,205
   Puerto Rico Electric Power Authority Power Revenue,
       Series NN, 5.125%, 7/01/29 ................................................................       3,250,000        3,452,865
       Series II, 5.25%, 7/01/31 .................................................................      10,000,000       10,704,000
   Puerto Rico HFC Revenue, MFM, Portfolio A-I, 7.50%, 4/01/22 ...................................         115,000          115,288
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%, 7/01/22 ......       2,500,000        2,577,175
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
       Series D, 5.375%, 7/01/33 .................................................................       2,150,000        2,312,841
       Series D, Pre-Refunded, 5.375%, 7/01/33 ...................................................       5,885,000        6,567,895
       Series I, 5.375%, 7/01/34 .................................................................      10,000,000       10,865,600
       Series I, 5.00%, 7/01/36 ..................................................................      14,450,000       15,185,072
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
       5.40%, 10/01/12 ...........................................................................       2,500,000        2,670,075
       5.50%, 10/01/22 ...........................................................................       2,500,000        2,644,975
                                                                                                                     --------------
                                                                                                                         91,340,564
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $562,651,685) ...............................................                      603,264,103
                                                                                                                     --------------


                                                         Semiannual Report | 121

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 1.3%
   BONDS 1.3%
   MISSOURI 1.3%
(a)Kansas City IDAR, Ewing Marion Kaufman Foundation, Refunding, Daily VRDN and Put,
     2.32%, 4/01/27 ..............................................................................  $      700,000   $      700,000
(a)Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
       Rockhurst University, Daily VRDN and Put, 2.32%, 11/01/32 .................................         800,000          800,000
       Washington University, Series B, Daily VRDN and Put, 2.30%, 2/15/33 .......................       3,335,000        3,335,000
(a)Missouri State Health and Educational Facilities Authority Health Facilities Revenue, SSM
     Health Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 2.28%, 6/01/19 ...       3,400,000        3,400,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $8,235,000) ................................................                        8,235,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $570,886,685) 99.6% ...................................................                      611,499,103
   OTHER ASSETS, LESS LIABILITIES 0.4% ...........................................................                        2,386,345
                                                                                                                     --------------
   NET ASSETS 100.0% .............................................................................                   $  613,885,448
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 137.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


122 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

                                                    -------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED
                                                    AUGUST 31,
                                                       2005                              YEAR ENDED FEBRUARY 28,
CLASS A                                             (UNAUDITED)            2005      2004(e)         2003         2002         2001
                                                    -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............  $     12.37       $   12.42    $   12.24    $   11.96    $   11.78    $   11.04
                                                    -------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ........................         0.26            0.54         0.55         0.56         0.58         0.60

 Net realized and unrealized gains (losses) ......         0.07           (0.05)        0.18         0.28         0.19         0.73
                                                    -------------------------------------------------------------------------------
Total from investment operations .................         0.33            0.49         0.73         0.84         0.77         1.33
                                                    -------------------------------------------------------------------------------
Less distributions from net investment income ....        (0.27)          (0.54)       (0.55)       (0.56)       (0.59)       (0.59)
                                                    -------------------------------------------------------------------------------
Redemption fees ..................................           --(c)           --(c)        --           --           --           --
                                                    -------------------------------------------------------------------------------
Net asset value, end of period ...................  $     12.43       $   12.37    $   12.42    $   12.24    $   11.96    $   11.78
                                                    ===============================================================================

Total return(b) ..................................         2.71%           4.11%        6.10%        7.23%        6.74%       12.38%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................  $   468,756       $ 428,204    $ 413,438    $ 418,196    $ 388,400    $ 342,402

Ratios to average net assets:

 Expenses ........................................         0.66%(d)        0.67%        0.67%        0.66%        0.69%        0.69%

 Net investment income ...........................         4.24%(d)        4.42%        4.49%        4.65%        4.89%        5.25%

Portfolio turnover rate ..........................         1.79%           8.15%        7.67%        7.69%       10.85%        9.61%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   For the year ended February 29.

(e)   Annualized.


                    Semiannual Report | See notes to financial statements. | 123

FRANKLIN TAX-FREE TRUST

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND (CONTINUED)

                                                    -------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED
                                                    AUGUST 31,
                                                       2005                              YEAR ENDED FEBRUARY 28,
CLASS C                                             (UNAUDITED)            2005      2004(e)         2003         2002         2001
                                                    -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............  $     12.48       $   12.54    $   12.35    $   12.05    $   11.87    $   11.12
                                                    -------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ........................         0.23            0.47         0.48         0.50         0.52          .54

 Net realized and unrealized gains (losses) ......         0.08           (0.06)        0.19         0.30         0.19         0.74
                                                    -------------------------------------------------------------------------------
Total from investment operations .................         0.31            0.41         0.67         0.80         0.71         1.28
                                                    -------------------------------------------------------------------------------
Less distributions from net investment income ....        (0.24)          (0.47)       (0.48)       (0.50)       (0.53)       (0.53)
                                                    -------------------------------------------------------------------------------
Redemption fees ..................................           --(c)           --(c)        --           --           --           --
                                                    -------------------------------------------------------------------------------
Net asset value, end of period ...................  $     12.55       $   12.48    $   12.54    $   12.35    $   12.05    $   11.87
                                                    ===============================================================================

Total return(b) ..................................         2.48%           3.41%        5.52%        6.76%        6.09%       11.79%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................  $    91,883       $  83,343    $  82,420    $  76,400    $  57,881    $  43,476

Ratios to average net assets:

 Expenses ........................................         1.21%(d)        1.22%        1.25%        1.19%        1.24%        1.24%

 Net investment income ...........................         3.69%(d)        3.87%        3.91%        4.12%        4.34%        4.70%

Portfolio turnover rate ..........................         1.79%           8.15%        7.67%        7.69%       10.85%        9.61%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


124 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.8%
   BONDS 98.8%
   NORTH CAROLINA 82.3%
   Appalachian State University Revenue,
       Refunding, MBIA Insured, 5.00%, 7/15/30 ...................................................  $    2,000,000   $    2,137,960
       Teachers College Utility System, Refunding, MBIA Insured, 5.00%, 5/15/24 ..................       3,000,000        3,141,390
   Asheville Water System Revenue,
       FGIC Insured, 5.70%, 8/01/25 ..............................................................       4,000,000        4,172,120
       FSA Insured, 5.00%, 8/01/25 ...............................................................       1,000,000        1,061,250
   Broad River Water Authority Water System Revenue, MBIA Insured, Pre-Refunded,
     5.375%, 6/01/26 .............................................................................       1,000,000        1,104,360
   Brunswick County Enterprise System Revenue, Series A, FSA Insured, 5.00%,
       4/01/27 ...................................................................................       1,500,000        1,606,755
       4/01/28 ...................................................................................       1,750,000        1,865,395
   Buncombe County Metropolitan Sewer District Sewer System Revenue,
       FSA Insured, 5.00%, 7/01/29 ...............................................................       5,000,000        5,378,350
       MBIA Insured, 5.00%, 7/01/26 ..............................................................       1,000,000        1,088,740
   Centennial Authority Hotel Tax Revenue, Arena Project, FSA Insured, 5.125%, 9/01/19 ...........       5,115,000        5,407,220
   Charlotte Airport Revenue,
       Series A, MBIA Insured, 5.00%, 7/01/29 ....................................................       5,000,000        5,307,150
       Series A, MBIA Insured, 5.00%, 7/01/34 ....................................................       9,130,000        9,628,772
       Series B, MBIA Insured, 6.00%, 7/01/24 ....................................................       4,000,000        4,424,240
       Series B, MBIA Insured, 6.00%, 7/01/28 ....................................................       6,300,000        6,946,632
   Charlotte COP,
       Convention Facility Project, Pre-Refunded, 5.625%, 12/01/25 ...............................       7,230,000        8,126,231
       Governmental Facilities Projects, Series G, 5.00%, 6/01/28 ................................       3,000,000        3,179,310
       Transit Projects, Phase II, Series E, 5.00%, 6/01/35 ......................................       9,000,000        9,518,310
   Charlotte GO, Series C, 5.00%, 7/01/27 ........................................................       2,010,000        2,139,926
   Charlotte Storm Water Fee Revenue, Refunding, 5.00%, 6/01/25 ..................................       1,000,000        1,069,200
   Charlotte Water and Sewer GO, Pre-Refunded, 5.00%, 2/01/21 ....................................       4,000,000        4,264,280
   Charlotte Water and Sewer System Revenue,
       5.125%, 6/01/26 ...........................................................................       6,000,000        6,444,660
       Pre-Refunded, 5.25%, 6/01/24 ..............................................................       3,000,000        3,260,250
       Pre-Refunded, 5.25%, 6/01/25 ..............................................................       3,950,000        4,340,694
   Charlotte-Mecklenberg Hospital Authority Health Care System Revenue,
       5.90%, 1/15/16 ............................................................................       3,465,000        3,566,213
       Carolinas Healthcare System, Refunding, Series A, 5.00%, 1/15/31 ..........................       5,000,000        5,184,200
       Carolinas Healthcare System, Series A, 5.125%, 1/15/22 ....................................       8,000,000        8,312,400
   Columbus County Industrial Facilities and PCFA, Solid Water Disposal Revenue,
     International Paper Co. Project, Refunding, Series A, 5.80%, 12/01/16 .......................       1,450,000        1,525,342
   Concord COP, Series B, MBIA Insured,
       5.75%, 6/01/16 ............................................................................       1,475,000        1,536,537
       6.125%, 6/01/21 ...........................................................................       2,180,000        2,276,857
   Cumberland County COP, Civic Center Project, Refunding, AMBAC Insured, 5.00%, 12/01/18 ........       3,000,000        3,158,490
   Cumberland County Finance Corp. Installment Payment Revenue, Detention Center and
     Mental Health, FSA Insured, Pre-Refunded, 5.625%, 6/01/24 ...................................       5,000,000        5,613,850
   Cumberland County Hospital Facilities Revenue, Cumberland County Hospital Systems Inc.,
     Refunding, 5.25%, 10/01/29 ..................................................................       5,250,000        5,440,522


                                                         Semiannual Report | 125

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NORTH CAROLINA (CONT.)
   Dare County COP, AMBAC Insured,
       5.125%, 6/01/21 ...........................................................................  $      650,000   $      709,741
       5.00%, 6/01/23 ............................................................................       3,000,000        3,223,740
       5.00%, 6/01/29 ............................................................................       5,295,000        5,629,644
   Durham County Enterprise System Revenue, MBIA Insured, 5.00%, 6/01/23 .........................       1,670,000        1,801,980
   Durham County GO, Public Improvement, 5.00%, 6/01/22 ..........................................       2,000,000        2,159,840
   Franklin County COP, AMBAC Insured, 5.00%, 6/01/25 ............................................       1,250,000        1,321,987
   Gastonia Combined Utilities System Revenue,
       FSA Insured, 5.00%, 5/01/25 ...............................................................       1,000,000        1,058,910
       MBIA Insured, Pre-Refunded, 5.625%, 5/01/19 ...............................................       1,000,000        1,102,140
   Greensboro Enterprise Systems Revenue, Series A, 5.125%,
       6/01/21 ...................................................................................         390,000          420,576
       6/01/22 ...................................................................................         350,000          376,688
   Greensboro HDC, Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.70%, 1/01/24 ...........       1,320,000        1,323,577
   Halifax County Industrial Facilities and PCFA Revenue, Champion International Corp. Project,
       5.45%, 11/01/33 ...........................................................................       4,000,000        4,080,600
       Refunding, 6.45%, 11/01/29 ................................................................       3,900,000        4,189,692
   Harnett County COP, FSA Insured, 5.125%, 12/01/23 .............................................       1,000,000        1,092,020
   Haywood County Industrial Facilities and PCFA, Environmental Improvement Revenue,
     Champion International Corp. Project, 6.25%, 9/01/25 ........................................       2,000,000        2,056,740
   Henderson County COP, Henderson County School Project, AMBAC Insured, 5.00%, 3/01/21 ..........       1,000,000        1,072,700
   High Point Combined Enterprise System Revenue, FGIC Insured, 5.00%, 11/01/31 ..................      11,000,000       11,731,280
   Martin County Industrial Facilities and PCFA Revenue, Solid Waste, Weyerhaeuser Co. Project,
     6.00%, 11/01/25 .............................................................................       5,400,000        5,525,442
   Mecklenburg County GO, Public Improvement, Series B, 4.70%, 2/01/20 ...........................       3,000,000        3,146,850
   New Hanover County COP, New Hanover County Projects, AMBAC Insured, 5.00%, 12/01/22 ...........       5,000,000        5,392,750
   North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
       Johnson & Wales University Project, Series A, XLCA Insured, 5.00%, 4/01/33 ................       3,000,000        3,144,240
       Meredith College, AMBAC Insured, 4.875%, 6/01/24 ..........................................       1,000,000        1,044,910
   North Carolina Eastern Municipal Power Agency Power System Revenue,
       Refunding, Series A, 6.50%, 1/01/18 .......................................................       3,000,000        3,584,490
       Refunding, Series A, 5.75%, 1/01/26 .......................................................      10,000,000       10,658,800
       Refunding, Series D, 6.75%, 1/01/26 .......................................................       5,000,000        5,609,750
       Series B, MBIA Insured, 5.875%, 1/01/21 ...................................................       5,000,000        5,270,450
   North Carolina Educational Facilities Finance Agency Revenue, Duke University Project,
     Series A, 5.25%, 7/01/42 ....................................................................      10,000,000       10,705,600
   North Carolina HFA, SFR,
       Series AA, 6.25%, 3/01/17 .................................................................         365,000          370,201
       Series X, 6.65%, 9/01/19 ..................................................................          65,000           65,333
   North Carolina HFAR,
       MF, Mortgage Loan Resolution, Refunding, Series H, 6.05%, 7/01/28 .........................       2,230,000        2,282,918
       MF, Refunding, Series A, AMBAC Insured, 5.90%, 7/01/20 ....................................       2,435,000        2,483,018
       MF, Refunding, Series J, 5.45%, 7/01/17 ...................................................       2,175,000        2,256,367
       Refunding, Series F, 6.70%, 1/01/27 .......................................................       2,210,000        2,241,051
       SF, Refunding, Series DD, 6.20%, 9/01/27 ..................................................       1,170,000        1,188,182
       SF, Series JJ, 6.45%, 9/01/27 .............................................................       1,850,000        1,901,967
       SFR, Series RR, 5.85%, 9/01/28 ............................................................       2,475,000        2,534,375


126 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NORTH CAROLINA (CONT.)
   North Carolina Medical Care Commission Health Care Facilities Revenue,
       Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%, 10/01/18 .................  $    1,000,000   $    1,049,280
       Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%, 10/01/24 .................       5,500,000        5,722,145
       Refunding, FGIC Insured, 5.00%, 1/01/33 ...................................................      12,605,000       13,345,418
       Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19 .......................         630,000          673,287
       Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29 .......................       1,220,000        1,294,298
       Wakemed Project, AMBAC Insured, 5.00%, 10/01/32 ...........................................       4,205,000        4,398,304
   North Carolina Medical Care Commission Health System Revenue, Catholic Health East Project,
     Series C, AMBAC Insured, 5.00%, 11/15/18 ....................................................       2,500,000        2,634,575
   North Carolina Medical Care Commission Hospital Revenue,
       Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22 .......................       1,920,000        2,114,170
       Annie Penn Memorial Hospital Project, Refunding, ETM, 5.25%, 1/01/12 ......................       1,940,000        2,062,472
       Halifax Regional Medical Center Project, 5.00%, 8/15/24 ...................................       1,800,000        1,603,440
       Mission St. Joseph's Health System Project, MBIA Insured, 5.125%, 10/01/28 ................       5,000,000        5,200,700
       Northeast Medical Center, AMBAC Insured, 5.50%, 11/01/30 ..................................       1,580,000        1,714,458
       Rex Healthcare Project, AMBAC Insured, 5.00%, 6/01/17 .....................................       2,780,000        2,910,799
       Southeastern Regional Medical Center, 6.25%, 6/01/29 ......................................       4,000,000        4,288,480
       Southeastern Regional Medical Center, 5.375%, 6/01/32 .....................................       3,500,000        3,686,270
       Transylvania Community Hospital Inc. Project, Refunding, 5.75%, 10/01/19 ..................       1,090,000        1,096,616
       Wake County Hospital System Project, MBIA Insured, 5.375%, 10/01/26 .......................      10,825,000       11,425,788
       Wilson Memorial Hospital Project, Refunding, AMBAC Insured, 5.625%, 11/01/18 ..............       5,000,000        5,233,050
   North Carolina Medical Care Commission Revenue,
       Morehead Memorial Hospital, FSA Insured, 5.00%, 11/01/26 ..................................       7,110,000        7,609,620
       Morehead Memorial Hospital, FSA Insured, 5.00%, 11/01/30 ..................................       5,650,000        5,986,966
       Rowan Regional Medical Center, FSA Insured, 5.00%, 9/01/33 ................................       5,900,000        6,232,111
   North Carolina Medical Care Community Revenue, FHA Insured Betsy Johnson Project,
     FSA Insured, 5.125%, 10/01/32 ...............................................................       4,500,000        4,801,320
   North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A, MBIA Insured,
       5.25%, 1/01/19 ............................................................................       5,000,000        5,455,850
       5.00%, 1/01/20 ............................................................................       2,000,000        2,091,640
   North Carolina State COP, Western Carolina University Housing Project, AMBAC Insured,
     5.00%, 6/01/33 ..............................................................................       1,500,000        1,583,535
   North Carolina State Education Assistance Authority Revenue, Guaranteed,
     Student Loan, sub. lien,
       Series A, 6.05%, 7/01/10 ..................................................................       3,310,000        3,394,240
       Series A, 6.30%, 7/01/15 ..................................................................       1,500,000        1,538,625
       Series C, 6.35%, 7/01/16 ..................................................................       4,500,000        4,663,035
   North Carolina University Revenue, 5.00%, 12/01/28 ............................................       1,000,000        1,073,880
   Pasquotank County COP, MBIA Insured, 5.00%, 6/01/25 ...........................................       1,400,000        1,489,530
   Piedmont Triad Airport Authority Airport Revenue, Series A, FSA Insured, Pre-Refunded,
     6.00%, 7/01/24 ..............................................................................       5,745,000        6,395,966
   Pitt County COP,
       MBIA Insured, Pre-Refunded, 5.85%, 4/01/17 ................................................       5,055,000        5,383,524
       School Facilities Project, Series A, FSA Insured, 5.25%, 4/01/25 ..........................       1,670,000        1,802,949
       School Facilities Project, Series B, AMBAC Insured, 5.00%, 4/01/29 ........................       2,500,000        2,659,275
       School Facilities Project, Series B, FSA Insured, 5.50%, 4/01/25 ..........................       1,000,000        1,087,870
   Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/31 ....................................      10,360,000       11,083,853
   Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29 ..........................       6,070,000        6,512,078


                                                         Semiannual Report | 127

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NORTH CAROLINA (CONT.)
   Raleigh Durham Airport Authority Airport Revenue, Series A,
       AMBAC Insured, 5.00%, 5/01/30 .............................................................  $    5,000,000   $    5,326,750
       FGIC Insured, 5.00%, 11/01/25 .............................................................       6,480,000        6,835,558
       FGIC Insured, 5.00%, 11/01/31 .............................................................       8,000,000        8,386,640
   Randolph County COP, FSA Insured, Pre-Refunded, 5.75%, 6/01/22 ................................       5,500,000        6,073,540
   Robeson County Industrial Facilities and PCFA Revenue, Campbell Soup Co. Project, Refunding,
     6.40%, 12/01/06 .............................................................................       1,750,000        1,823,308
   University of Greenboro Revenue, Housing and Dining System, Series G, MBIA Insured,
     Pre-Refunded, 6.00%, 4/01/26 ................................................................       2,040,000        2,304,200
   University of North Carolina Ashville Revenue, Refunding, Series A, AMBAC Insured,
     5.00%, 6/01/27 ..............................................................................       1,200,000        1,270,896
   University of North Carolina Greensboro Revenue, Series A, FSA Insured, 5.00%, 4/01/26 ........       4,940,000        5,259,618
   University of North Carolina Revenue, Series A, 5.00%, 12/01/25 ...............................       4,000,000        4,245,080
   University of North Carolina System Pool Revenue,
       AMBAC Insured, 5.00%, 4/01/29 .............................................................       2,500,000        2,653,700
       Series A, AMBAC Insured, 5.00%, 4/01/27 ...................................................       2,100,000        2,236,122
   University of North Carolina University Revenues, General, Refunding, Series A, 5.00%, 12/01/34       5,000,000        5,368,450
   Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Company Project,
     Refunding, 5.375%, 2/01/17 ..................................................................       8,000,000        8,626,000
   Wilkes County COP, Public Improvements Project, FSA Insured, 5.375%, 12/01/20 .................       1,000,000        1,097,780
   Wilmington COP, AMBAC Insured, 5.00%, 9/01/29 .................................................       1,000,000        1,068,630
   Winston-Salem Water and Sewer System Revenue, Pre-Refunded, 5.125%, 6/01/20 ...................       2,500,000        2,762,775
                                                                                                                     --------------
                                                                                                                        461,624,619
                                                                                                                     --------------
   U. S. TERRITORIES 16.5%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset Backed Bonds, Refunding,
     5.50%, 5/15/39 ..............................................................................       7,000,000        7,309,680
   Puerto Rico Commonwealth GO, Public Improvement,
       FSA Insured, 5.125%, 7/01/30 ..............................................................       3,445,000        3,679,260
       FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ................................................       4,805,000        5,289,680
       Series A, 5.375%, 7/01/28 .................................................................       4,925,000        5,281,127
       Series A, 5.125%, 7/01/31 .................................................................       3,265,000        3,412,448
       Series A, Pre-Refunded, 5.00%, 7/01/27 ....................................................       5,000,000        5,515,050
       Series A, Pre-Refunded, 5.375%, 7/01/28 ...................................................       2,405,000        2,679,266
       Series A, Pre-Refunded, 5.125%, 7/01/31 ...................................................       1,000,000        1,100,870
   Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Refunding, Series H,
     5.00%, 7/01/35 ..............................................................................       4,280,000        4,476,923
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series D, FSA Insured, 5.00%, 7/01/32 ..........................................       5,000,000        5,280,300
       Series A, MBIA Insured, 5.00%, 7/01/38 ....................................................       2,000,000        2,070,600
       Series D, 5.375%, 7/01/36 .................................................................       5,000,000        5,375,600
       Series D, 5.25%, 7/01/38 ..................................................................       3,000,000        3,181,260
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
     AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 .................................................      10,000,000       10,563,200
   Puerto Rico Electric Power Authority Power Revenue,
       Series II, 5.25%, 7/01/31 .................................................................       6,000,000        6,422,400
       Series RR, XLCA Insured, 5.00%, 7/01/30 ...................................................       1,000,000        1,075,440
   Puerto Rico HFC Revenue, MFM, Portfolio A-I, 7.50%, 4/01/22 ...................................         130,000          130,325


128 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U. S. TERRITORIES (CONT.)
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
       Series D, 5.375%, 7/01/33 .................................................................  $    1,790,000   $    1,925,575
       Series D, Pre-Refunded, 5.375%, 7/01/33 ...................................................       5,210,000        5,814,568
       Series I, 5.00%, 7/01/36 ..................................................................       2,405,000        2,527,342
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
     Pre-Refunded, 5.70%, 8/01/25 ................................................................       5,000,000        5,511,550
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
       5.50%, 10/01/18 ...........................................................................       2,000,000        2,121,360
       5.625%, 10/01/25 ..........................................................................       1,575,000        1,664,948
                                                                                                                     --------------
                                                                                                                         92,408,772
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $518,888,294) ...............................................                      554,033,391
                                                                                                                     --------------
   SHORT TERM INVESTMENTS 1.7%
   BONDS 1.7%
   NORTH CAROLINA 1.6%
(a)Charlotte-Mecklenberg Hospital Authority Health Care System Revenue, Series B,
     Weekly VRDN and Put, 2.46%, 1/15/26 .........................................................         100,000          100,000
(a)North Carolina Medical Care Commission Hospital Revenue,Angel Medical Center Inc. Project,
       Weekly VRDN and Put, 2.49%, 10/01/16 ......................................................       1,200,000        1,200,000
       Lexington Memorial Hospital Project, Refunding, Daily VRDN and Put, 2.28%, 4/01/10 ........       4,250,000        4,250,000
(a)North Carolina State GO,
       Refunding, Series B, Weekly VRDN and Put, 2.28%, 6/01/19 ..................................         700,000          700,000
       Series G, Weekly VRDN and Put, 2.28%, 5/01/21 .............................................       2,795,000        2,795,000
                                                                                                                     --------------
                                                                                                                          9,045,000
                                                                                                                     --------------
   U. S. TERRITORIES 0.1%
(a)Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, AMBAC Insured, Weekly VRDN and Put, 2.29%, 7/01/28 ................................         400,000          400,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $9,445,000) ................................................                        9,445,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $528,333,294) 100.5% ..................................................                      563,478,391
   OTHER ASSETS, LESS LIABILITIES (0.5)% .........................................................                       (2,839,265)
                                                                                                                     --------------
   NET ASSETS 100.0% .............................................................................                   $  560,639,126
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 137.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


                    Semiannual Report | See notes to financial statements. | 129

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN VIRGINIA TAX-FREE INCOME FUND

                                                  --------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                   AUGUST 31,
                                                     2005                             YEAR ENDED FEBRUARY 28,
CLASS A                                           (UNAUDITED)           2005      2004(e)          2003          2002         2001
                                                  --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $    11.91      $    11.94   $    11.64    $    11.52    $    11.45    $   10.79
                                                  --------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................         0.25            0.52         0.52          0.54          0.56         0.59

 Net realized and unrealized gains (losses) ...         0.07           (0.04)        0.30          0.12          0.08         0.65
                                                  --------------------------------------------------------------------------------
Total from investment operations ..............         0.32            0.48         0.82          0.66          0.64         1.24
                                                  --------------------------------------------------------------------------------
Less distributions from net investment income .        (0.26)          (0.51)       (0.52)        (0.54)        (0.57)       (0.58)
                                                  --------------------------------------------------------------------------------
Redemption fees ...............................           --(c)           --(c)        --            --            --           --
                                                  --------------------------------------------------------------------------------
Net asset value, end of period ................   $    11.97      $    11.91   $    11.94    $    11.64    $    11.52    $   11.45
                                                  ================================================================================

Total return(b) ...............................         2.74%           4.18%        7.20%         5.90%         5.73%       11.80%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $  459,209      $  438,871   $  441,916    $  426,371    $  395,579    $ 356,599

Ratios to average net assets:

 Expenses .....................................         0.67%(d)        0.67%        0.68%         0.68%         0.69%        0.70%

 Net investment income ........................         4.23%(d)        4.42%        4.44%         4.67%         4.88%        5.27%

Portfolio turnover rate .......................         2.71%           5.85%        7.01%        12.94%        15.36%        8.89%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


130 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

FRANKLIN VIRGINIA TAX-FREE INCOME FUND (CONTINUED)

                                                  --------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                   AUGUST 31,
                                                     2005                             YEAR ENDED FEBRUARY 28,
CLASS C                                           (UNAUDITED)           2005      2004(e)          2003          2002         2001
                                                  --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $    12.02      $    12.04   $    11.74    $    11.62    $    11.53    $   10.86
                                                  --------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................         0.23            0.46         0.45          0.48          0.50         0.53

 Net realized and unrealized gains (losses) ...         0.07           (0.03)        0.30          0.12          0.09         0.66
                                                  --------------------------------------------------------------------------------
Total from investment operations ..............         0.30            0.43         0.75          0.60          0.59         1.19
                                                  --------------------------------------------------------------------------------
Less distributions from net investment income .        (0.23)          (0.45)       (0.45)        (0.48)        (0.50)       (0.52)
                                                  --------------------------------------------------------------------------------
Redemption fees ...............................           --(c)           --(c)        --            --            --           --
                                                  --------------------------------------------------------------------------------
Net asset value, end of period ................   $    12.09      $    12.02   $    12.04    $    11.74    $    11.62    $   11.53
                                                  ================================================================================

Total return(b) ...............................         2.51%           3.66%        6.54%         5.28%         5.28%       11.23%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $   48,140      $   43,661   $   43,009    $   41,802    $   33,992    $  24,766

Ratios to average net assets:

 Expenses .....................................         1.22%(d)        1.22%        1.25%         1.21%         1.24%        1.24%

 Net investment income ........................         3.68%(d)        3.87%        3.87%         4.14%         4.34%        4.72%

Portfolio turnover rate .......................         2.71%           5.85%        7.01%        12.94%        15.36%        8.89%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


                    Semiannual Report | See notes to financial statements. | 131

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 97.5%
   BONDS 97.5%
   VIRGINIA 77.6%
   Abingdon IDA Hospital Facilities Revenue, Johnston Memorial Hospital, Refunding,
     5.375%, 7/01/28 ............................................................................  $    5,000,000    $    5,207,100
   Alexandria IDA Educational Facilities Revenue, Episcopal High School, Pre-Refunded,
     5.875%, 1/01/29 ............................................................................       2,500,000         2,741,350
   Arlington County GO, Public Improvements, 5.00%, 2/01/22 .....................................       2,060,000         2,208,938
   Bedford County IDA, IDR, Nekoosa Packaging Corp. Project, Refunding,
       5.60%, 12/01/25 ..........................................................................       2,650,000         2,683,920
       6.30%, 12/01/25 ..........................................................................       2,000,000         2,080,580
       Series A, 6.55%, 12/01/25 ................................................................       5,000,000         5,219,700
   Bristol Utility System Revenue, Refunding, ETM, 5.00%, 7/15/21 ...............................       1,245,000         1,362,030
   Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34 ............................       1,000,000         1,070,270
   Chesapeake Toll Road Revenue, Expressway, Series A, 5.625%,
       7/15/19 ..................................................................................       3,250,000         3,498,657
       7/15/32 ..................................................................................       8,000,000         8,493,360
   Dinwiddie County IDA Lease Revenue, Refunding, Series B, MBIA Insured, 5.00%,
       2/15/30 ..................................................................................       1,410,000         1,494,586
       2/15/34 ..................................................................................       7,155,000         7,563,336
   Fairfax County EDA Revenue, National Wildlife Federation, MBIA Insured, 5.375%, 9/01/29 ......       8,000,000         8,610,800
   Fairfax County EDA Transportation Contract Revenue, Route 28 Project, MBIA Insured,
     5.00%, 4/01/33 .............................................................................       4,500,000         4,776,660
   Fairfax County IDAR, Health Care,
       Inova Health, Refunding, Series A, 5.00%, 8/15/18 ........................................       2,100,000         2,180,829
       Inova Health System Project, Pre-Refunded, 6.00%, 8/15/26 ................................       5,000,000         5,244,050
       Inova Health System Project, Refunding, Series A, 5.00%, 8/15/25 .........................       5,000,000         5,131,650
   Fairfax County Redevelopment and Housing Authority MFHR,
       Cedar Ridge Apartments, GNMA Secured, 6.30%, 12/20/27 ....................................       4,700,000         4,773,931
       Paul Spring Center, Refunding, Series A, FHA Insured, 5.90%, 6/15/17 .....................       1,000,000         1,047,340
       Paul Spring Center, Refunding, Series A, FHA Insured, 6.00%, 12/15/28 ....................       1,000,000         1,045,750
   Fairfax County Sewer Revenue, MBIA Insured, Pre-Refunded, 5.875%, 7/15/28 ....................       5,000,000         5,228,250
   Fairfax County Water Authority Water Revenue,
       Pre-Refunded, 5.00%, 4/01/27 .............................................................       2,830,000         3,108,500
       Refunding, 5.00%, 4/01/27 ................................................................      11,420,000        12,182,399
   Fredericksburg IDA Hospital Facilities Revenue, Medicorp Health System Obligation, Refunding,
     AMBAC Insured, 5.25%, 6/15/23 ..............................................................      10,000,000        10,486,100
   Front Royal and Warren County IDA Lease Revenue,
       School and Capital Improvement, Series B, FSA Insured, 5.00%, 4/01/35 ....................       6,000,000         6,324,600
       Series B, FSA Insured, 5.00%, 4/01/29 ....................................................       7,115,000         7,536,635
   Gloucester County IDA Lease Revenue, Courthouse Project, MBIA Insured, 5.50%, 11/01/30 .......       1,715,000         1,870,190
   Greater Richmond Convention Center Authority Hotel Tax Revenue,
       Convention Center Expansion Project, Pre-Refunded, 6.125%, 6/15/29 .......................       8,000,000         9,104,480
       Convention Center Expansion Project, Pre-Refunded, 6.25%, 6/15/32 ........................       8,175,000         9,348,521
       Refunding, MBIA Insured, 5.00%, 6/15/30 ..................................................       2,000,000         2,133,680
   Hampton Convention Center Revenue, Refunding, AMBAC Insured,
       5.25%, 1/15/23 ...........................................................................       3,000,000         3,256,740
       5.125%, 1/15/28 ..........................................................................       2,605,000         2,783,234
       5.00%, 1/15/35 ...........................................................................       2,000,000         2,101,560


132 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   VIRGINIA (CONT.)
   Hampton Redevelopment and Housing Authority Senior Living Association Revenue, Refunding,
     Series A, GNMA Secured, 6.00%, 1/20/26 .....................................................  $    1,060,000    $    1,100,821
   Hampton Roads Regional Jail Authority Jail Facilities Revenue, Series A, MBIA Insured,
     5.00%, 7/01/28 .............................................................................      10,000,000        10,252,800
   Hanover County Water and Sewer System Revenue, MBIA Insured, 5.25%, 2/01/26 ..................       4,175,000         4,292,401
   Harrisonburg GO, FSA Insured, 5.75%, 12/01/29 ................................................       1,000,000         1,123,410
   Henrico County IDAR, Solid Waste, Browning-Ferris Industries, South Atlantic Inc.,
     Series A, 5.875%, 3/01/17 ..................................................................       1,000,000           970,370
   Henry County IDA Hospital Revenue, Memorial Hospital of Martinsville and Henry, Pre-Refunded,
     6.00%, 1/01/27 .............................................................................       1,250,000         1,311,950
   Isle Wight County IDA Environmental Improvement Revenue, International Paper Company Project,
     Series A, 6.60%, 5/01/24 ...................................................................       2,000,000         2,205,700
   Isle Wight County IDAR, International Paper Co. Project, Series A, 5.85%, 1/01/18 ............       4,155,000         4,482,622
   King George County IDA Lease Revenue, FSA Insured, 5.00%, 3/01/32 ............................       3,595,000         3,803,762
   Leesburg Utilities System Revenue, Refunding, MBIA Insured, 5.125%, 7/01/22 ..................       3,000,000         3,156,690
   Loudoun County IDA Hospital Revenue, Loudoun Hospital Center, Series A, Pre-Refunded,
     6.10%, 6/01/32 .............................................................................       1,500,000         1,748,925
   Loudoun County Sanitation Authority Water and Sewer Revenue,
       Refunding, FGIC Insured, 5.125%, 1/01/26 .................................................       3,795,000         3,952,682
       Refunding, FGIC Insured, 5.125%, 1/01/30 .................................................       5,250,000         5,457,742
       Series 96, FGIC Insured, 5.25%, 1/01/26 ..................................................       6,500,000         6,826,430
       Series 96, FGIC Insured, 5.25%, 1/01/30 ..................................................       1,000,000         1,050,220
   Lynchburg IDA Healthcare Facilities Revenue, Centra Health, Refunding, 5.20%, 1/01/28 ........       8,000,000         8,467,680
   Lynchburg Redevelopment and Housing Authority Revenue, Walden Pond III, Refunding,
     Series A, GNMA Secured, 6.20%, 7/20/27 .....................................................       1,000,000         1,031,610
   Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%, 5/15/28 .....       1,000,000         1,072,150
   Middlesex County IDA Lease Revenue, School Facilities Project, MBIA Insured, Pre-Refunded,
       5.875%, 8/01/21 ..........................................................................       1,420,000         1,590,059
       6.10%, 8/01/26 ...........................................................................       1,725,000         1,945,748
   Montgomery County IDA Lease Revenue, Series B, AMBAC Insured, Pre-Refunded,
     5.50%, 1/15/22 .............................................................................       1,000,000         1,119,770
   Newport News IDA Mortgage Revenue, Mennowood Communities Inc., Series A, GNMA Secured,
     6.25%, 8/01/36 .............................................................................       2,950,000         3,075,994
   Newport News Redevelopment and Housing Authority Revenue, Refunding, Series A, GNMA Secured,
     5.85%, 12/20/30 ............................................................................       4,060,000         4,244,608
   Norfolk Airport Authority Revenue, Series B, FGIC Insured, 5.125%, 7/01/31 ...................       1,440,000         1,492,243
   Norfolk GO, Capital Improvements, Refunding, Series B, FSA Insured, 5.00%, 7/01/22 ...........       1,720,000         1,840,744
   Norfolk IDAR, Health Care, Bon Secours Health, Series B, MBIA Insured, 5.25%, 8/15/26 ........       3,000,000         3,124,860
   Norfolk Parking System Revenue,
       MBIA Insured, Pre-Refunded, 5.55%, 2/01/27 ...............................................         225,000           237,645
       MBIA Insured, Pre-Refunded, 5.55%, 2/01/27 ...............................................       1,775,000         1,874,755
       Refunding, Series A, MBIA Insured, 5.00%, 2/01/27 ........................................       1,940,000         2,075,024
   Norfolk Water Revenue, MBIA Insured, 5.90%, 11/01/25 .........................................       5,000,000         5,122,150
   Northwestern Regional Jail Authority Jail Facilities Revenue, MBIA Insured, 5.00%,
       7/01/25 ..................................................................................       1,500,000         1,616,940
       7/01/33 ..................................................................................       1,750,000         1,863,050


                                                         Semiannual Report | 133

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   VIRGINIA (CONT.)
   Orange County IDAR, Public Facility, Orange County Project, AMBAC Insured, 5.00%, 2/01/34 ....  $    1,000,000    $    1,054,440
   Peninsula Ports Authority Hospital Facilities Revenue, Whittaker Memorial Hospital Project,
     Refunding, FHA Insured, 8.70%, 8/01/23 .....................................................          50,000            58,666
   Port Authority Commonwealth Port Fidelity Revenue, MBIA Insured, 4.75%, 7/01/28 ..............       1,500,000         1,545,030
   Powhatan Co. EDA Lease Revenue, Virginia Capital Projects, AMBAC Insured, 5.25%, 7/15/33 .....       1,000,000         1,076,290
   Prince William County IDA, MFHR, Remington Place Apartments Project, Series A-1,
     AMBAC Insured, 6.00%, 12/01/33 .............................................................       2,340,000         2,468,443
   Prince William County Service Authority Water and Sewer Systems Revenue, FGIC Insured,
     5.50%, 7/01/29 .............................................................................       5,000,000         5,477,100
   Richmond GO, FGIC Insured, 5.00%, 7/15/19 ....................................................       3,690,000         3,978,263
   Richmond IDA Student Housing Revenue, University Real Estate Foundation, 5.55%, 1/01/31 ......       4,400,000         4,826,052
   Richmond Public Facilities COP, 800 Megahertz Project, Series A, AMBAC Insured,
     5.00%, 8/01/22 .............................................................................       2,000,000         2,123,600
   Richmond Public Utility Revenue,
       FSA Insured, 5.00%, 1/15/35 ..............................................................       3,500,000         3,731,385
       Refunding, FSA Insured, 5.00%, 1/15/33 ...................................................       8,500,000         8,894,910
   Spotsylvania County Water and Sewer System Revenue, MBIA Insured,
       5.25%, 6/01/22 ...........................................................................       6,500,000         6,887,010
       Pre-Refunded, 5.40%, 6/01/27 .............................................................       6,800,000         7,222,076
   University of Virginia Revenue,
       General, 5.00%, 6/01/37 ..................................................................       5,000,000         5,353,800
       Series A, 5.00%, 6/01/33 .................................................................      14,000,000        14,894,040
   Virginia Beach Water and Sewer Revenue, 5.25%, 8/01/21 .......................................       1,865,000         2,002,973
   Virginia College Building Authority Educational Facilities Revenue,
       21st Century College Program, 5.00%, 2/01/21 .............................................       1,000,000         1,063,360
       Hampton University Project, Pre-Refunded, 6.00%, 4/01/20 .................................       1,500,000         1,690,845
       Regent University Project, MBIA Insured, 5.125%, 10/01/21 ................................       5,000,000         5,384,050
       Regent University Project, MBIA Insured, 5.125%, 10/01/31 ................................       4,050,000         4,275,383
       Washington and Lee University, 5.75%, 1/01/19 ............................................          50,000            50,531
   Virginia Commonwealth Transportation Board Transportation Revenue,
       Northern Virginia Transportation Program, Refunding, Series A, 5.00%, 5/15/27 ............       8,920,000         9,497,927
       U.S. Route 58 Corridor Development Program, Series B, 5.00%, 5/15/24 .....................       2,000,000         2,120,640
       U.S. Route 58 Corridor Development Project, Series B, 5.00%, 5/15/26 .....................      10,000,000        10,598,000
   Virginia State HDA Commonwealth Mortgage Revenue, Series J, Sub Series J-1, MBIA Insured,
     5.20%, 7/01/19 .............................................................................         725,000           725,000
   Virginia State HDA Rental Housing Revenue,
       Series J, 5.80%, 2/01/19 .................................................................       2,000,000         2,099,440
       Series L, 5.75%, 2/01/15 .................................................................       1,000,000         1,060,850
   Virginia State HDA, MFHR,
       Series C, 5.30%, 11/01/16 ................................................................       1,000,000         1,051,170
       Series H, 5.55%, 5/01/15 .................................................................       1,000,000         1,048,600
   Virginia State Public School Authority GO, School Financing,
       Series A, 5.00%, 8/01/20 .................................................................       3,000,000         3,217,620
       Series A, 5.00%, 8/01/21 .................................................................       4,000,000         4,292,360
       Series C, 5.00%, 8/01/22 .................................................................       2,000,000         2,138,500
       Series C, 5.00%, 8/01/26 .................................................................      10,925,000        11,610,107
   Virginia State Resources Authority Airports Revenue, Revolving Fund, Series A, 5.00%, 8/01/27        3,000,000         3,122,160


134 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   VIRGINIA (CONT.)
   Virginia State Resources Authority Infrastructure Revenue, Virginia Pooled Financing Program,
     Senior Series, 5.00%, 11/01/33 .............................................................  $    5,000,000    $    5,333,900
   Virginia State Resources Authority Water and Sewer System Revenue,
       Pooled Loan Program, Mandatory Put 11/01/05, Series A, ETM, 7.35%, 11/01/16 ..............          45,000            45,098
       Pooled Loan Program, Mandatory Put 11/01/07, Series A, ETM, 7.45%, 11/01/16 ..............          10,000            10,217
       Rapidan Service Authority, Refunding, 5.30%, 10/01/18 ....................................       1,610,000         1,689,679
       Tuckahoe Service District Project, 5.00%, 11/01/35 .......................................       2,000,000         2,134,440
   York County Sewer Revenue, Pre-Refunded, 5.875%,
       6/01/24 ..................................................................................         500,000           554,335
       6/01/29 ..................................................................................       1,500,000         1,663,005
                                                                                                                     --------------
                                                                                                                        393,502,576
                                                                                                                     --------------
   U. S. TERRITORIES 15.4%
   Puerto Rico Commonwealth GO, Public Improvement, Series A,
       5.00%, 7/01/29 ...........................................................................       8,000,000         8,424,960
       5.125%, 7/01/31 ..........................................................................       3,315,000         3,464,706
       5.00%, 7/01/33 ...........................................................................       2,000,000         2,092,020
       FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ...............................................      15,000,000        16,545,150
       Pre-Refunded, 5.125%, 7/01/31 ............................................................       1,685,000         1,854,966
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
       5.50%, 7/01/36 ...........................................................................       4,500,000         5,024,925
       Pre-Refunded, 6.00%, 7/01/22 .............................................................       1,000,000         1,041,030
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Series D, 5.375%, 7/01/36 ................................................................       5,000,000         5,375,600
       Series D, 5.25%, 7/01/38 .................................................................       3,000,000         3,181,260
       Series G, 5.00%, 7/01/33 .................................................................       5,000,000         5,230,050
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
     AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ................................................       5,000,000         5,281,600
   Puerto Rico Electric Power Authority Power Revenue,
       Series HH, FSA Insured, 5.25%, 7/01/29 ...................................................       5,910,000         6,420,210
       Series RR, XLCA Insured, 5.00%, 7/01/30 ..................................................       1,000,000         1,075,440
   Puerto Rico HFC Revenue,
       MFM, Portfolio A-I, 7.50%, 4/01/22 .......................................................         800,000           802,000
       Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%, 12/01/26 ...................          20,000            20,238
   Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/27 ..........       2,580,000         2,742,179
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities, Series D,
       5.375%, 7/01/33 ..........................................................................       1,315,000         1,414,598
       Pre-Refunded, 5.375%, 7/01/33 ............................................................       3,685,000         4,112,607
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, Pre-Refunded,
     5.70%, 8/01/25 .............................................................................       1,000,000         1,102,310
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
       10/01/15 .................................................................................       1,500,000         1,599,585
       10/01/18 .................................................................................       1,500,000         1,591,020
                                                                                                                     --------------
                                                                                                                         78,396,454
                                                                                                                     --------------


                                                         Semiannual Report | 135

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   DISTRICT OF COLUMBIA 4.5%
   Metropolitan Washington D.C. Airport Authority System Revenue,
       Refunding, Series A, FGIC Insured, 5.00%, 10/01/25 .......................................  $    1,000,000    $    1,050,750
       Series B, FGIC Insured, 5.25%, 10/01/32 ..................................................       6,655,000         7,107,740
   Metropolitan Washington D.C. Airports Authority General Airport Revenue,
       Refunding, Series A, FGIC Insured, 5.00%, 10/01/27 .......................................       5,000,000         5,180,750
       Series A, 5.375%, 10/01/23 ...............................................................       1,635,000         1,708,183
       Series A, Pre-Refunded, 5.375%, 10/01/23 .................................................       1,365,000         1,441,535
       Series B, 5.75%, 10/01/20 ................................................................       6,000,000         6,253,140
                                                                                                                     --------------
                                                                                                                         22,742,098
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $461,691,686) ..............................................                       494,641,128
                                                                                                                     --------------
   SHORT TERM INVESTMENTS 1.3%
   BONDS 1.3%
   VIRGINIA 1.1%
(a)Roanoke IDA Hospital Revenue, Carilion Health System,
       Refunding, Series D, Daily VRDN and Put, 2.33%, 7/01/27 ..................................       1,600,000         1,600,000
       Series C, Daily VRDN and Put, 2.28%, 7/01/27 .............................................       3,900,000         3,900,000
                                                                                                                     --------------
                                                                                                                          5,500,000
                                                                                                                     --------------
   U.S. TERRITORIES 0.2%
(a)Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
     Weekly VRDN and Put, 2.22%, 12/01/15 .......................................................       1,000,000         1,000,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $6,500,000) ...............................................                         6,500,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $468,191,686) 98.8% ..................................................                       501,141,128
   OTHER ASSETS, LESS LIABILITIES 1.2% ..........................................................                         6,206,986
                                                                                                                     --------------
   NET ASSETS 100.0% ............................................................................                    $  507,348,114
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 137.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


136 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

SELECTED PORTFOLIO ABBREVIATIONS

ACES      - Adjustable Convertible Exempt Securities
AMBAC     - American Municipal Bond Assurance Corp.
CDA       - Community Development Authority/Agency
CDD       - Community Development District
COP       - Certificate of Participation
EDA       - Economic Development Authority
EDC       - Economic Development Corp.
EDR       - Economic Development Revenue
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FHA       - Federal Housing Authority/Agency
FNMA      - Federal National Mortgage Association
FSA       - Financial Security Assurance
GNMA      - Government National Mortgage Association
GO        - General Obligation
HDA       - Housing Development Authority/Agency
HDC       - Housing Development Corporation
HFA       - Housing Finance Authority/Agency
HFAR      - Housing Finance Authority Revenue
HFC       - Housing Finance Corp.
IDA       - Industrial Development Authority/Agency
IDAR      - Industrial Development Authority Revenue
IDB       - Industrial Development Board
IDBR      - Industrial Development Bond Insurance Revenue
IDR       - Industrial Development Revenue
ISD       - Independent School District
LLC       - Limited Liability Corporation
MAC       - Municipal Assistance Corp.
MBIA      - Municipal Bond Investors Assurance Corp.
MF        - Multi-Family
MFH       - Multi-Family Housing
MFHR      - Multi-Family Housing Revenue
MFMR      - Multi-Family Mortgage Revenue
MFR       - Multi-Family Revenue
PBA       - Public Building Authority
PCFA      - Pollution Control Financing Authority
PCR       - Pollution Control Revenue
PFAR      - Public Financing Authority Revenue
SF        - Single Family
SFHR      - Single Family Housing Revenue
SFHMR     - Single Family Housing Mortgage Revenue
SFM       - Single Family Mortgage
SFMR      - Single Family Mortgage Revenue
SFR       - Single Family Revenue
VHA       - Volunteer Hospital of America
XLCA      - XL Capital Assurance


                    Semiannual Report | See notes to financial statements. | 137

FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2005 (unaudited)

                                                                 --------------------------------------------------------
                                                                     FRANKLIN            FRANKLIN            FRANKLIN
                                                                 ALABAMA TAX-FREE    FLORIDA TAX-FREE    GEORGIA TAX-FREE
                                                                   INCOME FUND         INCOME FUND         INCOME FUND
                                                                 --------------------------------------------------------
Assets:
 Investments in securities:
  Cost .......................................................   $    248,787,759    $  1,559,155,797    $    211,670,648
                                                                 ========================================================
  Value ......................................................   $    266,219,362    $  1,694,660,117    $    227,808,380
 Cash ........................................................            490,863             831,450              56,222
 Receivables:
  Capital shares sold ........................................            116,385           2,443,174             741,428
  Interest ...................................................          3,726,956          23,609,671           2,733,457
                                                                 --------------------------------------------------------
      Total assets ...........................................        270,553,566       1,721,544,412         231,339,487
                                                                 --------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ............................          1,052,747                  --                  --
  Capital shares redeemed ....................................            151,924           1,687,188             373,455
  Affiliates .................................................            173,293           1,002,507             140,623
 Distributions to shareholders ...............................            302,700           2,049,971             332,934
 Other liabilities ...........................................             28,886             120,025              25,296
                                                                 --------------------------------------------------------
      Total liabilities ......................................          1,709,550           4,859,691             872,308
                                                                 --------------------------------------------------------
       Net assets, at value ..................................   $    268,844,016    $  1,716,684,721    $    230,467,179
                                                                 ========================================================
Net assets consist of:
 Paid-in capital .............................................   $    261,376,089    $  1,585,613,842    $    218,300,013
 Distributions in excess of net investment income ............           (199,427)           (939,957)           (296,138)
 Net unrealized appreciation (depreciation) ..................         17,431,603         135,504,320          16,137,732
 Accumulated net realized gain (loss) ........................         (9,764,249)         (3,493,484)         (3,674,428)
                                                                 --------------------------------------------------------
       Net assets, at value ..................................   $    268,844,016    $  1,716,684,721    $    230,467,179
                                                                 ========================================================
CLASS A:
 Net assets, at value ........................................   $    235,052,827    $  1,510,917,108    $    190,060,871
                                                                 ========================================================
 Shares outstanding ..........................................         20,218,954         125,288,883          15,503,501
                                                                 ========================================================
 Net asset value per share(a) ................................   $          11.63    $          12.06    $          12.26
                                                                 ========================================================
 Maximum offering price per share (net asset value
  per share / 95.75%) ........................................   $          12.15    $          12.60    $          12.80
                                                                 ========================================================
CLASS B:
 Net assets, at value ........................................                 --    $     71,823,068                  --
                                                                 ========================================================
 Shares outstanding ..........................................                 --           5,915,115                  --
                                                                 ========================================================
 Net asset value and maximum offering price per share(a) .....                 --    $          12.14                  --
                                                                 ========================================================
CLASS C:
 Net assets, at value ........................................   $     33,791,189    $    133,944,545    $     40,406,308
                                                                 ========================================================
 Shares outstanding ..........................................          2,884,221          10,974,264           3,267,655
                                                                 ========================================================
 Net asset value and maximum offering price per share(a) .....   $          11.72    $          12.21    $          12.37
                                                                 ========================================================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


138 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2005 (unaudited)

                                                                 --------------------------------------------------------
                                                                     FRANKLIN            FRANKLIN            FRANKLIN
                                                                 KENTUCKY TAX-FREE  LOUISIANA TAX-FREE  MARYLAND TAX-FREE
                                                                   INCOME FUND         INCOME FUND         INCOME FUND
                                                                 --------------------------------------------------------
Assets:
 Investments in securities:
  Cost .......................................................   $    111,140,125    $    211,547,611    $    378,668,116
                                                                 ========================================================
  Value ......................................................   $    118,374,793    $    224,488,165    $    402,281,863
 Cash ........................................................            145,553              37,347              24,307
 Receivables:
  Capital shares sold ........................................            336,715             144,746           1,996,909
  Interest ...................................................          1,368,013           3,230,818           4,783,506
                                                                 --------------------------------------------------------
      Total assets ...........................................        120,225,074         227,901,076         409,086,585
                                                                 --------------------------------------------------------
Liabilities:
 Payables:
  Capital shares redeemed ....................................            117,436           1,736,310             423,666
  Affiliates .................................................             74,053             144,319             258,515
 Distributions to shareholders ...............................            130,185             254,364             451,802
 Other liabilities ...........................................             16,368              25,586              44,040
                                                                 --------------------------------------------------------
      Total liabilities ......................................            338,042           2,160,579           1,178,023
                                                                 --------------------------------------------------------
       Net assets, at value ..................................   $    119,887,032    $    225,740,497    $    407,908,562
                                                                 ========================================================
Net assets consist of:
 Paid-in capital .............................................   $    115,187,660    $    215,076,303    $    386,105,759
 Distributions in excess of net investment income ............            (71,428)           (119,659)           (215,854)
 Net unrealized appreciation (depreciation) ..................          7,234,668          12,940,554          23,613,747
 Accumulated net realized gain (loss) ........................         (2,463,868)         (2,156,701)         (1,595,090)
                                                                 --------------------------------------------------------
       Net assets, at value ..................................   $    119,887,032    $    225,740,497    $    407,908,562
                                                                 ========================================================
CLASS A:
 Net assets, at value ........................................   $    119,887,032    $    202,749,467    $    353,851,140
                                                                 ========================================================
 Shares outstanding ..........................................         10,435,453          17,307,977          29,764,851
                                                                 ========================================================
 Net asset value per share(a) ................................   $          11.49    $          11.71    $          11.89
                                                                 ========================================================
 Maximum offering price per share (net asset value
  per share / 95.75%) ........................................   $          12.00    $          12.23    $          12.42
                                                                 ========================================================
CLASS C:
 Net assets, at value ........................................                 --    $     22,991,030    $     54,057,422
                                                                 ========================================================
 Shares outstanding ..........................................                 --           1,944,194           4,494,768
                                                                 ========================================================
 Net asset value and maximum offering price per share(a) .....                 --    $          11.83    $          12.03
                                                                 ========================================================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                    Semiannual Report | See notes to financial statements. | 139

FRANKLIN TAX-FREE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2005 (unaudited)

                                                                 --------------------------------------------------------
                                                                                         FRANKLIN
                                                                     FRANKLIN         NORTH CAROLINA         FRANKLIN
                                                                 MISSOURI TAX-FREE       TAX-FREE       VIRGINIA TAX-FREE
                                                                   INCOME FUND         INCOME FUND         INCOME FUND
                                                                 --------------------------------------------------------
Assets:
 Investments in securities:
  Cost .......................................................   $    570,886,685    $    528,333,294    $    468,191,686
                                                                 ========================================================
  Value ......................................................   $    611,499,103    $    563,478,391    $    501,141,128
 Cash ........................................................             22,926              24,804           1,121,813
 Receivables:
  Capital shares sold ........................................          1,172,664           1,181,448           1,254,745
  Interest ...................................................          7,460,613           6,913,646           5,444,620
                                                                 --------------------------------------------------------
      Total assets ...........................................        620,155,306         571,598,289         508,962,306
                                                                 --------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ............................          4,610,726           9,525,810                  --
  Capital shares redeemed ....................................            561,755             413,203             694,107
  Affiliates .................................................            365,822             349,175             305,178
 Distributions to shareholders ...............................            686,091             619,610             572,733
 Other liabilities ...........................................             45,464              51,365              42,174
                                                                 --------------------------------------------------------
      Total liabilities ......................................          6,269,858          10,959,163           1,614,192
                                                                 --------------------------------------------------------
       Net assets, at value ..................................   $    613,885,448    $    560,639,126    $    507,348,114
                                                                 ========================================================
Net assets consist of:
 Paid-in capital .............................................   $    578,426,343    $    528,743,616    $    480,319,999
 Distributions in excess of net investment income ............           (372,229)           (436,139)           (247,518)
 Net unrealized appreciation (depreciation) ..................         40,612,418          35,145,097          32,949,442
 Accumulated net realized gain (loss) ........................         (4,781,084)         (2,813,448)         (5,673,809)
                                                                 --------------------------------------------------------
       Net assets, at value ..................................   $    613,885,448    $    560,639,126    $    507,348,114
                                                                 ========================================================
CLASS A:
 Net assets, at value ........................................   $    547,251,796    $    468,756,108    $    459,208,590
                                                                 ========================================================
 Shares outstanding ..........................................         43,896,437          37,702,280          38,357,053
                                                                 ========================================================
 Net asset value per share(a) ................................   $          12.47    $          12.43    $          11.97
                                                                 ========================================================
 Maximum offering price per share (net asset value
  per share / 95.75%) ........................................   $          13.02    $          12.98    $          12.50
                                                                 ========================================================
CLASS C:
 Net assets, at value ........................................   $     66,633,652    $     91,883,018    $     48,139,524
                                                                 ========================================================
 Shares outstanding ..........................................          5,313,676           7,318,946           3,982,811
                                                                 ========================================================
 Net asset value and maximum offering price per share(a) .....   $          12.54    $          12.55    $          12.09
                                                                 ========================================================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


140 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENTS OF OPERATIONS
for the six months ended August 31, 2005 (unaudited)

                                                                 --------------------------------------------------------
                                                                     FRANKLIN            FRANKLIN            FRANKLIN
                                                                 ALABAMA TAX-FREE    FLORIDA TAX-FREE    GEORGIA TAX-FREE
                                                                    INCOME FUND         INCOME FUND         INCOME FUND
                                                                 --------------------------------------------------------
Investment income:
 Interest ....................................................   $      6,591,760    $     43,739,826    $      5,392,342
                                                                 ========================================================
Expenses:
 Management fees (Note 3a) ...................................            716,165           3,945,832             613,744
 Distribution fees (Note 3c)
  Class A ....................................................            115,382             752,052              90,912
  Class B ....................................................                 --             238,380                  --
  Class C ....................................................            106,521             421,334             125,220
 Transfer agent fees (Note 3e) ...............................             51,157             298,678              52,256
 Custodian fees ..............................................              2,040              13,531               1,650
 Reports to shareholders .....................................             10,625              39,356               7,766
 Registration and filing fees ................................              4,993              10,060               3,646
 Professional fees ...........................................              8,878              19,151               7,791
 Trustees' fees and expenses .................................              1,415               8,279                 975
 Other .......................................................             11,368              60,320              10,973
                                                                 --------------------------------------------------------
      Total expenses .........................................          1,028,544           5,806,973             914,933
                                                                 --------------------------------------------------------
        Net investment income ................................          5,563,216          37,932,853           4,477,409
                                                                 --------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ...................            282,357           2,391,708             (51,012)
 Net change in unrealized appreciation (depreciation) on
  investments ................................................            233,783           6,608,048           1,901,156
                                                                 --------------------------------------------------------
Net realized and unrealized gain (loss) ......................            516,140           8,999,756           1,850,144
                                                                 --------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations .................................................   $      6,079,356    $     46,932,609    $      6,327,553
                                                                 ========================================================


                    Semiannual Report | See notes to financial statements. | 141

FRANKLIN TAX-FREE TRUST

STATEMENTS OF OPERATIONS (CONTINUED)
for the period ended August 31, 2005 (unaudited)

                                                                 --------------------------------------------------------
                                                                     FRANKLIN            FRANKLIN            FRANKLIN
                                                                 KENTUCKY TAX-FREE  LOUISIANA TAX-FREE  MARYLAND TAX-FREE
                                                                    INCOME FUND         INCOME FUND         INCOME FUND
                                                                 --------------------------------------------------------
Investment income:
 Interest ....................................................   $      2,809,247    $      5,441,387    $      9,779,783
                                                                 ========================================================
Expenses:
 Management fees (Note 3a) ...................................            351,930             607,473           1,013,553
 Distribution fees (Note 3c)
  Class A ....................................................             58,172              98,588             171,765
  Class C ....................................................                 --              67,858             168,446
 Transfer agent fees (Note 3e) ...............................             20,012              42,890              99,045
 Custodian fees ..............................................                934               1,631               3,013
 Reports to shareholders .....................................              3,173               7,846              16,734
 Registration and filing fees ................................              1,655               3,042               9,544
 Professional fees ...........................................              7,107               8,274               9,693
 Trustees' fees and expenses .................................                551               1,038               2,347
 Other .......................................................              7,538              11,602              16,297
                                                                 --------------------------------------------------------
      Total expenses .........................................            451,072             850,242           1,510,437
      Expenses waived/paid by affiliate (Note 3f) ............            (14,722)                 --                  --
                                                                 --------------------------------------------------------
       Net expenses ..........................................            436,350             850,242           1,510,437
                                                                 --------------------------------------------------------
        Net investment income ................................          2,372,897           4,591,145           8,269,346
                                                                 --------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ...................           (225,924)             81,848             102,531
 Net change in unrealized appreciation (depreciation) on
  investments ................................................          1,073,309             720,062           3,024,132
                                                                 --------------------------------------------------------
Net realized and unrealized gain (loss) ......................            847,385             801,910           3,126,663
                                                                 --------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations .................................................   $      3,220,282    $      5,393,055    $     11,396,009
                                                                 ========================================================


142 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENTS OF OPERATIONS (CONTINUED)
for the period ended August 31, 2005 (unaudited)

                                                                 --------------------------------------------------------
                                                                                         FRANKLIN
                                                                     FRANKLIN         NORTH CAROLINA         FRANKLIN
                                                                 MISSOURI TAX-FREE       TAX-FREE       VIRGINIA TAX-FREE
                                                                    INCOME FUND        INCOME FUND         INCOME FUND
                                                                 --------------------------------------------------------
Investment income:
 Interest ....................................................   $     14,697,407    $     13,059,315    $     12,133,768
                                                                 ========================================================
Expenses:
 Management fees (Note 3a) ...................................          1,463,071           1,323,358           1,236,924
 Distribution fees (Note 3c)
  Class A ....................................................            265,936             223,057             224,733
  Class C ....................................................            207,248             282,009             149,017
 Transfer agent fees (Note 3e) ...............................            138,300             111,843             108,015
 Custodian fees ..............................................              4,578               4,034               3,789
 Reports to shareholders .....................................             14,997              16,921              15,531
 Registration and filing fees ................................              6,280               6,211               5,050
 Professional fees ...........................................             11,465              10,462              10,173
 Trustees' fees and expenses .................................              2,228               2,861               1,970
 Other .......................................................             26,646              25,152              21,006
                                                                 --------------------------------------------------------
      Total expenses .........................................          2,140,749           2,005,908           1,776,208
                                                                 --------------------------------------------------------
        Net investment income ................................         12,556,658          11,053,407          10,357,560
                                                                 --------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ...................            380,492             225,337             385,387
 Net change in unrealized appreciation (depreciation) on
  investments ................................................          6,755,080           2,992,760           2,435,645
                                                                 --------------------------------------------------------
Net realized and unrealized gain (loss) ......................          7,135,572           3,218,097           2,821,032
                                                                 --------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations .................................................   $     19,692,230    $     14,271,504    $     13,178,592
                                                                 ========================================================


                    Semiannual Report | See notes to financial statements. | 143

FRANKLIN TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                   ----------------------------------------------------------------------------
                                                             FRANKLIN ALABAMA                        FRANKLIN FLORIDA
                                                           TAX-FREE INCOME FUND                    TAX-FREE INCOME FUND
                                                   ----------------------------------------------------------------------------
                                                   SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                                    AUGUST 31, 2005      FEBRUARY 28,       AUGUST 31, 2005      FEBRUARY 28,
                                                      (UNAUDITED)            2005             (UNAUDITED)            2005
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................   $      5,563,216    $     11,038,097    $     37,932,853    $     77,854,296
  Net realized gain (loss) from
   investments .................................            282,357             210,051           2,391,708             872,286
  Net change in unrealized appreciation
   (depreciation) on investments ...............            233,783          (3,891,794)          6,608,048         (28,262,475)
                                                   ----------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ...............          6,079,356           7,356,354          46,932,609          50,464,107
                                                   ----------------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A .....................................         (5,063,257)         (9,790,562)        (34,832,429)        (69,421,795)
   Class B .....................................                 --                  --          (1,488,267)         (2,939,629)
   Class C .....................................           (621,695)         (1,154,405)         (2,599,364)         (4,857,241)
                                                   ----------------------------------------------------------------------------
 Total distributions to shareholders ...........         (5,684,952)        (10,944,967)        (38,920,060)        (77,218,665)
                                                   ----------------------------------------------------------------------------
 Capital share transactions: (Note 2)
   Class A .....................................          9,454,629          (7,745,788)         14,936,632         (81,267,736)
   Class B .....................................                 --                  --          (2,833,004)           (843,775)
   Class C .....................................          2,034,546           1,565,062           8,328,653           2,140,176
                                                   ----------------------------------------------------------------------------
 Total capital share transactions ..............         11,489,175          (6,180,726)         20,432,281         (79,971,335)
                                                   ----------------------------------------------------------------------------
 Redemption fees ...............................                114                  --                 264              23,227
                                                   ----------------------------------------------------------------------------
      Net increase (decrease) in
       net assets ..............................         11,883,693          (9,769,339)         28,445,094        (106,702,666)
Net assets
 Beginning of period ...........................        256,960,323         266,729,662       1,688,239,627       1,794,942,293
                                                   ----------------------------------------------------------------------------
 End of period .................................   $    268,844,016    $    256,960,323    $  1,716,684,721    $  1,688,239,627
                                                   ============================================================================
Undistributed net investment income
 (distributions in excess of net investment
 income) included in net assets:
 End of period .................................   $       (199,427)   $        (77,691)   $       (939,957)   $         47,250
                                                   ============================================================================


144 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                   ----------------------------------------------------------------------------
                                                             FRANKLIN GEORGIA                       FRANKLIN KENTUCKY
                                                           TAX-FREE INCOME FUND                    TAX-FREE INCOME FUND
                                                   ----------------------------------------------------------------------------
                                                   SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                                    AUGUST 31, 2005      FEBRUARY 28,       AUGUST 31, 2005      FEBRUARY 28,
                                                      (UNAUDITED)            2005             (UNAUDITED)            2005
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................   $      4,477,409    $      8,726,291    $      2,372,897    $      4,787,701
  Net realized gain (loss) from
   investments .................................            (51,012)           (216,997)           (225,924)           (253,618)
  Net change in unrealized appreciation
   (depreciation) on investments ...............          1,901,156          (1,927,441)          1,073,309          (1,094,477)
                                                   ----------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ...............          6,327,553           6,581,853           3,220,282           3,439,606
                                                   ----------------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A .....................................         (3,887,327)         (7,360,601)         (2,429,141)         (4,775,453)
   Class C .....................................           (711,051)         (1,373,298)                 --                  --
                                                   ----------------------------------------------------------------------------
 Total distributions to shareholders ...........         (4,598,378)         (8,733,899)         (2,429,141)         (4,775,453)
                                                   ----------------------------------------------------------------------------
 Capital share transactions: (Note 2)
   Class A .....................................         18,222,453          (3,944,888)          6,155,066          (4,520,633)
   Class C .....................................          3,090,585           1,682,052                  --                  --
                                                   ----------------------------------------------------------------------------
 Total capital share transactions ..............         21,313,038          (2,262,836)          6,155,066          (4,520,633)
                                                   ----------------------------------------------------------------------------
 Redemption fees ...............................                978               1,129                   4                   2
                                                   ----------------------------------------------------------------------------
      Net increase (decrease) in
       net assets ..............................         23,043,191          (4,413,753)          6,946,211          (5,856,478)
Net assets
 Beginning of period ...........................        207,423,988         211,837,741         112,940,821         118,797,299
                                                   ----------------------------------------------------------------------------
 End of period .................................   $    230,467,179    $    207,423,988    $    119,887,032    $    112,940,821
                                                   ============================================================================
Distributions in excess of net investment
 income included in net assets:
 End of period .................................   $       (296,138)   $       (175,169)   $        (71,428)   $        (15,184)
                                                   ============================================================================


                    Semiannual Report | See notes to financial statements. | 145

FRANKLIN TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                   ----------------------------------------------------------------------------
                                                            FRANKLIN LOUISIANA                       FRANKLIN MARYLAND
                                                           TAX-FREE INCOME FUND                    TAX-FREE INCOME FUND
                                                   ----------------------------------------------------------------------------
                                                   SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                                    AUGUST 31, 2005      FEBRUARY 28,       AUGUST 31, 2005      FEBRUARY 28,
                                                      (UNAUDITED)            2005             (UNAUDITED)            2005
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................   $      4,591,145    $      8,994,316    $      8,269,346    $     16,315,318
  Net realized gain (loss) from
   investments .................................             81,848            (240,989)            102,531            (728,813)
  Net change in unrealized appreciation
   (depreciation) on investments ...............            720,062          (2,362,079)          3,024,132          (3,864,292)
                                                   ----------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ...............          5,393,055           6,391,248          11,396,009          11,722,213
                                                   ----------------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A .....................................         (4,337,397)         (8,106,367)         (7,394,193)        (14,417,870)
   Class C .....................................           (395,813)           (737,891)           (957,434)         (1,842,918)
                                                   ----------------------------------------------------------------------------
 Total distributions to shareholders ...........         (4,733,210)         (8,844,258)         (8,351,627)        (16,260,788)
                                                   ----------------------------------------------------------------------------
 Capital share transactions: (Note 2)
   Class A .....................................         13,496,077           4,833,877          18,277,061          (3,302,347)
   Class C .....................................          3,729,923          (1,281,715)          4,646,504            (194,365)
                                                   ----------------------------------------------------------------------------
 Total capital share transactions ..............         17,226,000           3,552,162          22,923,565          (3,496,712)
                                                   ----------------------------------------------------------------------------
 Redemption fees ...............................                 --                  89                 381                  25
                                                   ----------------------------------------------------------------------------
      Net increase (decrease) in
       net assets ..............................         17,885,845           1,099,241          25,968,328          (8,035,262)
Net assets
 Beginning of period ...........................        207,854,652         206,755,411         381,940,234         389,975,496
                                                   ----------------------------------------------------------------------------
 End of period .................................   $    225,740,497    $    207,854,652    $    407,908,562    $    381,940,234
                                                   ============================================================================
Undistributed net investment income
 (distributions in excess of net investment
 income) included in net assets:
 End of period .................................   $       (119,659)   $         22,406    $       (215,854)   $       (133,573)
                                                   ============================================================================


146 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                   ----------------------------------------------------------------------------
                                                            FRANKLIN MISSOURI                    FRANKLIN NORTH CAROLINA
                                                           TAX-FREE INCOME FUND                    TAX-FREE INCOME FUND
                                                   ----------------------------------------------------------------------------
                                                   SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                                    AUGUST 31, 2005      FEBRUARY 28,       AUGUST 31, 2005      FEBRUARY 28,
                                                      (UNAUDITED)            2005             (UNAUDITED)            2005
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................   $     12,556,658    $     24,265,219    $     11,053,407    $     21,177,940
  Net realized gain (loss) from
   investments .................................            380,492          (1,392,338)            225,337             606,760
  Net change in unrealized appreciation
   (depreciation) on investments ...............          6,755,080          (3,931,193)          2,992,760          (3,049,638)
                                                   ----------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ...............         19,692,230          18,941,688          14,271,504          18,735,062
                                                   ----------------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A .....................................        (11,619,585)        (21,796,349)         (9,683,033)        (18,105,246)
   Class C .....................................         (1,205,202)         (2,237,076)         (1,623,654)         (3,087,767)
                                                   ----------------------------------------------------------------------------
 Total distributions to shareholders ...........        (12,824,787)        (24,033,425)        (11,306,687)        (21,193,013)
                                                   ----------------------------------------------------------------------------
 Capital share transactions: (Note 2)
   Class A .....................................         24,825,941          21,573,426          38,094,032          16,795,220
   Class C .....................................          5,458,929             801,871           8,032,525           1,351,189
                                                   ----------------------------------------------------------------------------
 Total capital share transactions ..............         30,284,870          22,375,297          46,126,557          18,146,409
                                                   ----------------------------------------------------------------------------
 Redemption fees ...............................              3,515                  14                 999                  46
                                                   ----------------------------------------------------------------------------
      Net increase (decrease) in
       net assets ..............................         37,155,828          17,283,574          49,092,373          15,688,504
Net assets
 Beginning of period ...........................        576,729,620         559,446,046         511,546,753         495,858,249
                                                   ----------------------------------------------------------------------------
 End of period .................................   $    613,885,448    $    576,729,620    $    560,639,126    $    511,546,753
                                                   ============================================================================
Distributions in excess of net investment
 income included in net assets:
 End of period .................................   $       (372,229)   $       (104,100)   $       (436,139)   $       (182,859)
                                                   ============================================================================


                    Semiannual Report | See notes to financial statements. | 147

FRANKLIN TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                     ---------------------------------------
                                                                                                FRANKLIN VIRGINIA
                                                                                              TAX-FREE INCOME FUND
                                                                                     ---------------------------------------
                                                                                     SIX MONTHS ENDED          YEAR ENDED
                                                                                      AUGUST 31, 2005         FEBRUARY 28,
                                                                                        (UNAUDITED)               2005
                                                                                     ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................................     $      10,357,560      $     20,557,805
  Net realized gain (loss) from investments ....................................               385,387                57,234
  Net change in unrealized appreciation (depreciation) on investments ..........             2,435,645            (1,556,093)
                                                                                     ---------------------------------------
      Net increase (decrease) in net assets resulting from operations ..........            13,178,592            19,058,946
                                                                                     ---------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A .....................................................................            (9,837,714)          (18,706,855)
   Class C .....................................................................              (862,710)           (1,572,850)
                                                                                     ---------------------------------------
 Total distributions to shareholders ...........................................           (10,700,424)          (20,279,705)
                                                                                     ---------------------------------------
 Capital share transactions: (Note 2)
   Class A .....................................................................            18,105,524            (1,935,364)
   Class C .....................................................................             4,231,948               763,301
                                                                                     ---------------------------------------
 Total capital share transactions ..............................................            22,337,472            (1,172,063)
                                                                                     ---------------------------------------
 Redemption fees ...............................................................                    46                    99
                                                                                     ---------------------------------------
      Net increase (decrease) in net assets ....................................            24,815,686            (2,392,723)
Net assets
 Beginning of period ...........................................................           482,532,428           484,925,151
                                                                                     ---------------------------------------
 End of period .................................................................     $     507,348,114      $    482,532,428
                                                                                     =======================================
Undistributed net investment income (distributions in excess of net investment income) included in net assets:
 End of period .................................................................     $        (247,518)     $         95,346
                                                                                     =======================================


148 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-five separate series. All Funds included in this report (the Funds) are diversified except the Franklin Maryland Tax-Free Income Fund. The financial statements of the remaining funds in the series are presented separately.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for U.S. income taxes because each Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.


                                                         Semiannual Report | 149

FRANKLIN TAX-FREE TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they will reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of the Funds' shares held five trading days or less may be subject to the Funds' redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as additional paid-in capital.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


150 | Semiannual Report

FRANKLIN TAX-FREE TRUST

2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the Funds are indicated below. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton funds' Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

-------------------------------------------------------------------------------------------------------------------
         CLASS A                           CLASS A & CLASS C                      CLASS A, CLASS B, & CLASS C
-------------------------------------------------------------------------------------------------------------------
Franklin Kentucky Tax-Free    Franklin Alabama Tax-Free Income Fund           Franklin Florida Tax-Free Income Fund
 Income Fund                  Franklin Georgia Tax-Free Income Fund
                              Franklin Louisiana Tax-Free Income Fund
                              Franklin Maryland Tax-Free Income Fund
                              Franklin Missouri Tax-Free Income Fund
                              Franklin North Carolina Tax-Free Income Fund
                              Franklin Virginia Tax-Free Income Fund

At August 31, 2005, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                             ------------------------------------------------------------
                                                   FRANKLIN ALABAMA                FRANKLIN FLORIDA
                                                 TAX-FREE INCOME FUND            TAX-FREE INCOME FUND
                                             ------------------------------------------------------------
                                               SHARES          AMOUNT          SHARES          AMOUNT
                                             ------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2005
 Shares sold ..........................        1,328,736   $   15,407,041      6,986,201   $   83,870,301
 Shares issued in reinvestment of
  distributions .......................          213,859        2,480,401      1,203,691       14,466,346
 Shares redeemed ......................         (727,489)      (8,432,813)    (6,948,624)     (83,400,015)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............          815,106   $    9,454,629      1,241,268   $   14,936,632
                                             ============================================================
Year ended February 28, 2005
 Shares sold ..........................        1,800,416   $   20,860,837     11,852,355   $  141,343,362
 Shares issued in reinvestment of
  distributions .......................          421,045        4,856,377      2,423,564       28,842,034
 Shares redeemed ......................       (2,912,811)     (33,463,002)   (21,192,727)    (251,453,132)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............         (691,350)  $   (7,745,788)    (6,916,808)  $  (81,267,736)
                                             ============================================================
CLASS B SHARES:
Six months ended August 31, 2005
 Shares sold ..........................                                           21,639   $      261,854
 Shares issued in reinvestment of
  distributions .......................                                           63,168          764,323
 Shares redeemed ......................                                         (319,170)      (3,859,181)
                                                                             ----------------------------
 Net increase (decrease) ..............                                         (234,363)  $   (2,833,004)
                                                                             ============================
Year ended February 28, 2005
 Shares sold ..........................                                          837,853   $   10,043,282
 Shares issued in reinvestment of
  distributions .......................                                          128,374        1,537,870
 Shares redeemed ......................                                       (1,040,041)     (12,424,927)
                                                                             ----------------------------
 Net increase (decrease) ..............                                          (73,814)  $     (843,775)
                                                                             ============================


                                                         Semiannual Report | 151

FRANKLIN TAX-FREE TRUST

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                             ------------------------------------------------------------
                                                   FRANKLIN ALABAMA                FRANKLIN FLORIDA
                                                 TAX-FREE INCOME FUND            TAX-FREE INCOME FUND
                                             ------------------------------------------------------------
                                               SHARES          AMOUNT          SHARES          AMOUNT
                                             ------------------------------------------------------------
CLASS C SHARES:
Six months ended August 31, 2005
 Shares sold ..........................          336,151   $    3,928,160      1,389,789   $   16,888,616
 Shares issued in reinvestment of
  distributions .......................           23,800          278,182        112,558        1,368,743
 Shares redeemed ......................         (186,073)      (2,171,796)      (816,737)      (9,928,706)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............          173,878   $    2,034,546        685,610   $    8,328,653
                                             ============================================================
Year ended February 28, 2005
 Shares sold ..........................          464,804   $    5,404,368      1,877,350   $   22,746,514
 Shares issued in reinvestment of
  distributions .......................           43,353          503,934        209,946        2,526,932
 Shares redeemed ......................         (373,841)      (4,343,240)    (1,935,259)     (23,133,270)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............          134,316   $    1,565,062        152,037   $    2,140,176
                                             ============================================================

                                             ------------------------------------------------------------
                                                   FRANKLIN GEORGIA               FRANKLIN KENTUCKY
                                                 TAX-FREE INCOME FUND            TAX-FREE INCOME FUND
                                             ------------------------------------------------------------
                                               SHARES          AMOUNT          SHARES          AMOUNT
                                             ------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2005
 Shares sold ..........................        1,986,444   $   24,172,896        948,955   $   10,849,473
 Shares issued in reinvestment of
  distributions .......................          188,929        2,303,880        114,417        1,308,020
 Shares redeemed ......................         (678,240)      (8,254,323)      (525,265)      (6,002,427)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............        1,497,133   $   18,222,453        538,107   $    6,155,066
                                             ============================================================
Year ended February 28, 2005
 Shares sold ..........................        1,765,327   $   21,266,825      1,343,129   $   15,154,589
 Shares issued in reinvestment of
  distributions .......................          356,603        4,286,607        215,593        2,432,648
 Shares redeemed ......................       (2,473,141)     (29,498,320)    (1,984,276)     (22,107,870)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............         (351,211)  $   (3,944,888)      (425,554)  $   (4,520,633)
                                             ============================================================
CLASS C SHARES:
Six months ended August 31, 2005
 Shares sold ..........................          458,070   $    5,633,826
 Shares issued in reinvestment of
  distributions .......................           33,552          412,543
 Shares redeemed ......................         (240,911)      (2,955,784)
                                             ----------------------------
 Net increase (decrease) ..............          250,711   $    3,090,585
                                             ============================
Year ended February 28, 2005
 Shares sold ..........................          647,384   $    7,860,354
 Shares issued in reinvestment of
  distributions .......................           66,552          806,908
 Shares redeemed ......................         (578,351)      (6,985,210)
                                             ----------------------------
 Net increase (decrease) ..............          135,585   $    1,682,052
                                             ============================


152 | Semiannual Report

FRANKLIN TAX-FREE TRUST

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                             ------------------------------------------------------------
                                                  FRANKLIN LOUISIANA              FRANKLIN MARYLAND
                                                 TAX-FREE INCOME FUND            TAX-FREE INCOME FUND
                                             ------------------------------------------------------------
                                               SHARES          AMOUNT          SHARES          AMOUNT
                                             ------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2005
 Shares sold ..........................        1,971,013   $   23,004,269      2,841,646   $   33,604,457
 Shares issued in reinvestment of
  distributions .......................          198,294        2,316,428        372,350        4,403,120
 Shares redeemed ......................       (1,012,577)     (11,824,620)    (1,669,079)     (19,730,516)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............        1,156,730   $   13,496,077      1,544,917   $   18,277,061
                                             ============================================================
Year ended February 28, 2005
 Shares sold ..........................        2,032,890   $   23,654,162      3,499,195   $   40,987,640
 Shares issued in reinvestment of
  distributions .......................          379,998        4,406,804        742,424        8,681,412
 Shares redeemed ......................       (2,008,719)     (23,227,089)    (4,548,949)     (52,971,399)
                                             ------------------------------------------------------------
 Net increase (decrease)...............          404,169   $    4,833,877       (307,330)  $   (3,302,347)
                                             ============================================================
CLASS C SHARES:
Six months ended August 31, 2005
 Shares sold ..........................          441,618   $    5,209,368        672,669   $    8,049,275
 Shares issued in reinvestment of
  distributions .......................           17,383          204,985         47,551          568,638
 Shares redeemed ......................         (143,172)      (1,684,430)      (331,828)      (3,971,409)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............          315,829   $    3,729,923        388,392   $    4,646,504
                                             ============================================================
Year ended February 28, 2005
 Shares sold ..........................          262,839   $    3,098,583        685,868   $    8,133,649
 Shares issued in reinvestment of
  distributions .......................           31,983          374,389         96,926        1,145,816
 Shares redeemed ......................         (409,562)      (4,754,687)      (802,462)      (9,473,830)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............         (114,740)  $   (1,281,715)       (19,668)  $     (194,365)
                                             ============================================================

                                             ------------------------------------------------------------
                                                  FRANKLIN MISSOURI            FRANKLIN NORTH CAROLINA
                                                 TAX-FREE INCOME FUND            TAX-FREE INCOME FUND
                                             ------------------------------------------------------------
                                               SHARES          AMOUNT          SHARES          AMOUNT
                                             ------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2005
 Shares sold ..........................        3,621,833   $   44,791,344      4,610,748   $   57,083,033
 Shares issued in reinvestment of
  distributions .......................          501,886        6,204,366        445,762        5,515,772
 Shares redeemed ......................       (2,119,446)     (26,169,769)    (1,983,207)     (24,504,773)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............        2,004,273   $   24,825,941      3,073,303   $   38,094,032
                                             ============================================================
Year ended February 28, 2005
 Shares sold ..........................        4,856,471   $   59,249,246      4,678,657   $   57,331,052
 Shares issued in reinvestment of
  distributions .......................          958,627       11,667,775        843,616       10,311,343
 Shares redeemed ......................       (4,067,456)     (49,343,595)    (4,171,563)     (50,847,175)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............        1,747,642   $   21,573,426      1,350,710   $   16,795,220
                                             ============================================================


                                                         Semiannual Report | 153

FRANKLIN TAX-FREE TRUST

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                             ------------------------------------------------------------
                                                  FRANKLIN MISSOURI            FRANKLIN NORTH CAROLINA
                                                 TAX-FREE INCOME FUND            TAX-FREE INCOME FUND
                                             ------------------------------------------------------------
                                               SHARES          AMOUNT          SHARES          AMOUNT
                                             ------------------------------------------------------------
CLASS C SHARES:
Six months ended August 31, 2005
 Shares sold ..........................          617,974   $    7,682,639      1,082,810   $   13,535,028
 Shares issued in reinvestment of
  distributions .......................           59,242          736,524         74,284          928,216
 Shares redeemed ......................         (238,042)      (2,960,234)      (514,740)      (6,430,719)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............          439,174   $    5,458,929        642,354   $    8,032,525
                                             ============================================================
Year ended February 28, 2005
 Shares sold ..........................          635,039   $    7,801,828      1,125,178   $   13,913,708
 Shares issued in reinvestment of
  distributions .......................          112,810        1,380,495        146,159        1,803,160
 Shares redeemed ......................         (688,983)      (8,380,452)    (1,169,607)     (14,365,679)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............           58,866   $      801,871        101,730   $    1,351,189
                                             ============================================================

                                                                             ----------------------------
                                                                                  FRANKLIN VIRGINIA
                                                                                 TAX-FREE INCOME FUND
                                                                             ----------------------------
                                                                               SHARES          AMOUNT
                                                                             ----------------------------
CLASS A SHARES:
Six months ended August 31, 2005
 Shares sold ............................................................      2,947,432   $   35,172,952
 Shares issued in reinvestment of distributions .........................        465,014        5,548,414
 Shares redeemed ........................................................     (1,896,525)     (22,615,842)
                                                                             ----------------------------
 Net increase (decrease) ................................................      1,515,921   $   18,105,524
                                                                             ============================
Year ended February 28, 2005
 Shares sold ............................................................      3,622,211   $   42,602,248
 Shares issued in reinvestment of distributions .........................        891,647       10,478,349
 Shares redeemed ........................................................     (4,695,273)     (55,015,961)
                                                                             ----------------------------
 Net increase (decrease) ................................................       (181,415)  $   (1,935,364)
                                                                             ============================
CLASS C SHARES:
Six months ended August 31, 2005
 Shares sold ............................................................        582,536   $    7,013,625
 Shares issued in reinvestment of distributions .........................         45,291          545,483
 Shares redeemed ........................................................       (276,540)      (3,327,160)
                                                                             ----------------------------
 Net increase (decrease) ................................................        351,287   $    4,231,948
                                                                             ============================
Year ended February 28, 2005
 Shares sold ............................................................        575,859   $    6,849,810
 Shares issued in reinvestment of distributions .........................         83,179          986,100
 Shares redeemed ........................................................       (599,362)      (7,072,609)
                                                                             ----------------------------
 Net increase (decrease) ................................................         59,676   $      763,301
                                                                             ============================


154 | Semiannual Report

FRANKLIN TAX-FREE TRUST

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------------
SUBSIDIARY                                                      AFFILIATION
--------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                               Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin/Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Funds pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:

-----------------------------------------------------------------------------
ANNUALIZED FEE RATE      NET ASSETS
-----------------------------------------------------------------------------
      0.625%             Up to and including $100 million
      0.500%             Over $100 million, up to and including $250 million
      0.450%             Over $250 million, up to and including $10 billion
      0.440%             Over $10 billion, up to and including $12.5 billion
      0.420%             Over $12.5 billion, up to and including $15 billion
      0.400%             Over $15 billion, up to and including $17.5 billion
      0.380%             Over $17.5 billion, up to and including $20 billion
      0.360%             In excess of $20 billion

Prior to May 1, 2005, the annualized fee rate of 0.450% was applicable to net assets in excess of $250 million.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets of each of the Funds, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors up to 0.10% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of each Fund's shares. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.


                                                         Semiannual Report | 155

FRANKLIN TAX-FREE TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

Under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the sale and distribution of each Fund's shares up to a certain percentage per year of their average daily net assets of each class as follows:

                               ------------------------------------------
                                 FRANKLIN        FRANKLIN      FRANKLIN
                                  ALABAMA         FLORIDA       GEORGIA
                                 TAX-FREE        TAX-FREE      TAX-FREE
                                INCOME FUND     INCOME FUND   INCOME FUND
                               ------------------------------------------
Class B ...................           --            0.65%           --
Class C ...................         0.65%           0.65%         0.65%

                               ------------------------------------------
                                 FRANKLIN        FRANKLIN      FRANKLIN
                                 LOUISIANA       MARYLAND      MISSOURI
                                 TAX-FREE        TAX-FREE      TAX-FREE
                                INCOME FUND     INCOME FUND   INCOME FUND
                               ------------------------------------------
Class C ...................         0.65%           0.65%         0.65%

                               ----------------------------
                                  FRANKLIN       FRANKLIN
                               NORTH CAROLINA    VIRGINIA
                                  TAX-FREE       TAX-FREE
                                INCOME FUND     INCOME FUND
                               ----------------------------
Class C ...................         0.65%           0.65%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                               ------------------------------------------
                                 FRANKLIN        FRANKLIN      FRANKLIN
                                  ALABAMA         FLORIDA       GEORGIA
                                 TAX-FREE        TAX-FREE      TAX-FREE
                                INCOME FUND     INCOME FUND   INCOME FUND
                               ------------------------------------------
Net sales charges
 received(a)...............       $ 43,093       $ 193,145      $ 45,068
Contingent deferred sales
 charges retained .........       $    534       $  67,694      $  2,206

                               ------------------------------------------
                                 FRANKLIN        FRANKLIN      FRANKLIN
                                 KENTUCKY        LOUISIANA     MARYLAND
                                 TAX-FREE        TAX-FREE      TAX-FREE
                                INCOME FUND     INCOME FUND   INCOME FUND
                               ------------------------------------------
Net sales charges
 received(a)...............       $ 34,120        $ 79,461      $ 97,066
Contingent deferred sales
 charges retained .........             --        $  4,399      $  2,637


156 | Semiannual Report

FRANKLIN TAX-FREE TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS (CONTINUED)

                               --------------------------------------------
                                 FRANKLIN         FRANKLIN       FRANKLIN
                                 MISSOURI      NORTH CAROLINA    VIRGINIA
                                 TAX-FREE         TAX-FREE       TAX-FREE
                                INCOME FUND     INCOME FUND     INCOME FUND
                               --------------------------------------------
Net sales charges
 received(a)...............      $ 148,389        $ 157,889      $ 102,982
Contingent deferred sales
 charges retained .........      $   2,768        $   4,491      $   4,767

(a)   Net of commissions paid to unaffiliated broker/dealers.

E. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                               ------------------------------------------
                                 FRANKLIN       FRANKLIN       FRANKLIN
                                  ALABAMA       FLORIDA         GEORGIA
                                 TAX-FREE       TAX-FREE       TAX-FREE
                                INCOME FUND   INCOME FUND     INCOME FUND
                               ------------------------------------------
Transfer agent fees .......      $ 32,433      $ 173,790       $ 34,704

                               ------------------------------------------
                                 FRANKLIN       FRANKLIN       FRANKLIN
                                 KENTUCKY      LOUISIANA       MARYLAND
                                 TAX-FREE       TAX-FREE       TAX-FREE
                                INCOME FUND   INCOME FUND     INCOME FUND
                               ------------------------------------------
Transfer agent fees .......      $ 13,658      $ 27,404        $ 66,646

                               ------------------------------------------
                                 FRANKLIN       FRANKLIN       FRANKLIN
                                 MISSOURI    NORTH CAROLINA    VIRGINIA
                                 TAX-FREE       TAX-FREE       TAX-FREE
                                INCOME FUND   INCOME FUND     INCOME FUND
                               ------------------------------------------
Transfer agent fees .......      $ 91,051      $ 58,762        $ 70,951

F. VOLUNTARY WAIVER

Advisers agreed in advance to voluntarily waive a portion of management fees for the Franklin Kentucky Tax-Free Income Fund, as noted in the Statement of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end.


                                                         Semiannual Report | 157

FRANKLIN TAX-FREE TRUST

4. INCOME TAXES

At February 28, 2005, the Funds had tax basis capital losses which may be carried over to offset future capital gains, if any. During the year ended February 28, 2005, certain Funds utilized capital loss carryforwards as follows:

                               --------------------------------------------------------
                                FRANKLIN      FRANKLIN        FRANKLIN       FRANKLIN
                                 ALABAMA       FLORIDA     NORTH CAROLINA    VIRGINIA
                                TAX-FREE      TAX-FREE        TAX-FREE       TAX-FREE
                               INCOME FUND   INCOME FUND    INCOME FUND     INCOME FUND
                               --------------------------------------------------------
Capital loss carryforwards
 utilized .................     $ 211,466     $ 895,591       $ 611,189       $ 59,707

At February 28, 2005, the capital loss carryforwards were as follows:

                                              ----------------------------------------
                                               FRANKLIN       FRANKLIN      FRANKLIN
                                                ALABAMA       FLORIDA        GEORGIA
                                               TAX-FREE       TAX-FREE      TAX-FREE
                                              INCOME FUND   INCOME FUND    INCOME FUND
                                              ----------------------------------------
Capital loss carryovers expiring in:
 2008 ....................................    $ 1,730,280   $         --   $ 1,387,542
 2009 ....................................        135,955      5,639,823       833,999
 2010 ....................................      7,179,861        245,369            --
 2011 ....................................        804,634             --            --
 2012 ....................................        195,876             --       972,862
 2013 ....................................             --             --       416,353
                                              ----------------------------------------
                                              $10,046,606   $  5,885,192   $ 3,610,756
                                              ========================================

                                             ----------------------------------------
                                              FRANKLIN        FRANKLIN     FRANKLIN
                                              KENTUCKY       LOUISIANA     MARYLAND
                                              TAX-FREE        TAX-FREE     TAX-FREE
                                             INCOME FUND    INCOME FUND   INCOME FUND
                                             ----------------------------------------
Capital loss carryovers expiring in:
 2008 ....................................   $   305,529   $    545,898   $        --
 2009 ....................................            --        171,149       850,416
 2010 ....................................       413,791             --       119,821
 2011 ....................................            --             --            --
 2012 ....................................     1,264,854      1,281,282            --
 2013 ....................................       253,770        240,220       727,384
                                             ----------------------------------------
                                             $ 2,237,944   $  2,238,549   $ 1,697,621
                                             ========================================


158 | Semiannual Report

FRANKLIN TAX-FREE TRUST

4. INCOME TAXES (CONTINUED)

                                             --------------------------------------------
                                              FRANKLIN         FRANKLIN        FRANKLIN
                                              MISSOURI      NORTH CAROLINA     VIRGINIA
                                              TAX-FREE         TAX-FREE        TAX-FREE
                                             INCOME FUND     INCOME FUND      INCOME FUND
                                             --------------------------------------------
Capital loss carryovers expiring in:
 2008 ....................................   $        --    $           --    $ 2,226,407
 2009 ....................................     1,738,727         2,702,995      1,407,973
 2010 ....................................            --                --      1,188,255
 2011 ....................................       316,094                --             --
 2012 ....................................     1,619,914           335,790      1,236,561
 2013 ....................................     1,384,535                --             --
                                             --------------------------------------------
                                             $ 5,059,270    $    3,038,785    $ 6,059,196
                                             ============================================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of bond discounts and wash sales.

At August 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                             ------------------------------------------------
                                               FRANKLIN         FRANKLIN          FRANKLIN
                                               ALABAMA          FLORIDA           GEORGIA
                                               TAX-FREE         TAX-FREE          TAX-FREE
                                             INCOME FUND      INCOME FUND       INCOME FUND
                                             ------------------------------------------------
Cost of investments ......................   $248,752,484    $1,558,891,724    $  211,665,588
                                             ================================================
Unrealized appreciation ..................   $ 17,466,878    $  135,768,393    $   16,387,985
Unrealized depreciation ..................             --                --          (245,193)
                                             ------------------------------------------------
Net unrealized appreciation
 (depreciation) ..........................   $ 17,466,878    $  135,768,393    $   16,142,792
                                             ================================================

                                             ------------------------------------------------
                                               FRANKLIN         FRANKLIN          FRANKLIN
                                               KENTUCKY        LOUISIANA          MARYLAND
                                               TAX-FREE         TAX-FREE          TAX-FREE
                                             INCOME FUND      INCOME FUND        INCOME FUND
                                             ------------------------------------------------
Cost of investments ......................   $111,120,211    $  211,533,905    $  378,636,063
                                             ================================================
Unrealized appreciation ..................   $  7,279,914    $   13,075,103    $   23,645,800
Unrealized depreciation ..................        (25,332)         (120,843)               --
                                             ------------------------------------------------
Net unrealized appreciation
 (depreciation) ..........................   $  7,254,582    $   12,954,260    $   23,645,800
                                             ================================================


                                                         Semiannual Report | 159

FRANKLIN TAX-FREE TRUST

4. INCOME TAXES (CONTINUED)

                                             ------------------------------------------------
                                               FRANKLIN         FRANKLIN          FRANKLIN
                                               MISSOURI      NORTH CAROLINA       VIRGINIA
                                               TAX-FREE         TAX-FREE          TAX-FREE
                                             INCOME FUND      INCOME FUND       INCOME FUND
                                             ------------------------------------------------
Cost of investments ......................   $570,924,678    $  528,294,345    $  468,152,441
                                             ================================================
Unrealized appreciation ..................   $ 40,905,185    $   35,295,728    $   33,016,168
Unrealized depreciation ..................       (330,760)         (111,682)          (27,481)
                                             ------------------------------------------------
Net unrealized appreciation
 (depreciation) ..........................   $ 40,574,425    $   35,184,046    $   32,988,687
                                             ================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended August 31, 2005 were as follows:

                                             ------------------------------------------------
                                               FRANKLIN         FRANKLIN          FRANKLIN
                                               ALABAMA          FLORIDA           GEORGIA
                                               TAX-FREE         TAX-FREE          TAX-FREE
                                             INCOME FUND      INCOME FUND       INCOME FUND
                                             ------------------------------------------------
Purchases ................................   $ 13,915,223    $   94,079,105    $   28,542,056
Sales ....................................   $  5,741,936    $   86,671,423    $    9,984,480

                                             ------------------------------------------------
                                               FRANKLIN         FRANKLIN          FRANKLIN
                                               KENTUCKY        LOUISIANA          MARYLAND
                                               TAX-FREE         TAX-FREE          TAX-FREE
                                             INCOME FUND      INCOME FUND       INCOME FUND
                                             ------------------------------------------------
Purchases ................................   $ 11,142,080    $   24,943,705    $   25,968,066
Sales ....................................   $  6,820,673    $    9,166,920    $    3,795,959

                                             ------------------------------------------------
                                               FRANKLIN         FRANKLIN          FRANKLIN
                                               MISSOURI      NORTH CAROLINA       VIRGINIA
                                               TAX-FREE         TAX-FREE          TAX-FREE
                                             INCOME FUND      INCOME FUND       INCOME FUND
                                             ------------------------------------------------
Purchases ................................   $ 86,323,608    $   56,195,240    $   26,293,077
Sales ....................................   $ 58,376,947    $    9,311,900    $   13,127,095

6. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of their total assets in obligations of issuers within its respective states. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states.


160 | Semiannual Report

FRANKLIN TAX-FREE TRUST

7. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The Trust did not participate in the CAGO settlement. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.


                                                         Semiannual Report | 161

FRANKLIN TAX-FREE TRUST

7. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Company, in addition to certain funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


162 | Semiannual Report

FRANKLIN TAX-FREE TRUST

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT

At a meeting held February 28, 2005, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment advisory contract for each of the separate tax-exempt funds within the Trust ("Fund(s)"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper Financial Services ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment advisory contracts for all Funds were approved at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment advisory contract for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment advisory contract was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board,


                                                         Semiannual Report | 163

FRANKLIN TAX-FREE TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager's best execution trading policies as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties such as Dalbar, and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the contract renewals. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2004, and for additional periods ended that date up to ten years depending on when a particular Fund commenced operations. Investment performance was shown on an income return basis, as well as a total return basis for each Fund. The Lipper reports showed that the income return for each Fund was either in the highest quintile or second highest quintile of its performance universe during the one-year period, as well as during each of the previous year periods shown on an annualized basis. The Lipper reports showed the total return for each Fund to be either in the highest quintile or second highest quintile of its performance universe for the one-year period with varying results for prior periods, depending on the particular Fund. The Board expressed satisfaction with such performance, noting that the investment objective of each of the Funds is to obtain a high level of tax-exempt income.


164 | Semiannual Report

FRANKLIN TAX-FREE TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparisons, the Board relied upon a survey showing that the scope of management advisory services covered under a Fund's investment advisory contract was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper report. In reviewing comparative costs, emphasis was given to each Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes an administrative charge as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Lipper report showed that the effective management fee rate for each Fund, with the exception of the Fund discussed below, was in either the least expensive quintile or second least expensive quintile of its Lipper expense group and that the actual total costs for all Funds were in the lowest quintiles of their respective Lipper expense groups. The effective management fee rate for Franklin Kentucky Tax-Free Income Fund was within five basis points of the median for its respective Lipper expense group. This Fund is one of the three smallest Funds within Franklin Tax-Free Trust and the Manager absorbed expenses so that the actual management fee paid was below the effective management fee rate. Based on the above, the Board was satisfied with the management fee and total expenses of each Fund in comparison to its Lipper expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each Fund. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that it had engaged on a biennial basis the Fund's independent accountants to perform certain procedures specified by the Board solely for its purpose and use. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Funds for purposes of determining profitability. Included in the analysis for each Fund were the revenue and related costs broken down separately from the management, underwriting and shareholder services functions provided by the Manager and its affiliates to each Fund, as well as the relative


                                                         Semiannual Report | 165

FRANKLIN TAX-FREE TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

contribution of each Fund to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its investment advisory contract with each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some Funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a Fund. The Trustees also noted that economies of scale are shared with each Fund and its shareholders through management fee breakpoints so that as a Fund grows in size, its effective management fee rate declines. The fee structure under the investment advisory contract with each Fund provides an initial fee of 0.625% on the first $100 million of assets; 0.5% on the next $150 million of assets; and 0.45% on assets in excess of $250 million. Many of the Funds have grown to be larger than the $250 million level, however, and the Board discussed with management the prospect of adding further fee breakpoints. Management's position during such discussions was that the existing fee structure reaches a relatively low rate quickly as a Fund grows and that such low rate, in effect, reflects anticipated economies of scale as a Fund's assets increased beyond such level. In support of such position, management pointed out the favorable effective management fee and total expense comparisons for each Fund within its Lipper expense group as previously discussed under "Comparative Expenses." Management also observed and the Board recognized and accepted that the mere fact that a Fund has assets beyond the last breakpoint level does not mean that it no longer benefits from economies of scale since the continuous growth of assets being charged at the lowest breakpoint fee level results in a lower overall effective management fee rate. While intending to monitor future growth in Fund assets and the appropriateness of additional management fee breakpoints, the Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment advisory contract for each Fund provided a sharing of benefits with the Fund


166 | Semiannual Report

FRANKLIN TAX-FREE TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

and its shareholders. At a Board meeting held April 19, 2005, management agreed to an additional series of management fee breakpoints beginning at the $10 billion asset level for each of the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                         Semiannual Report | 167

                       This page intentionally left blank.

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/05                                          Not part of the semiannual report

     [LOGO](R)
 FRANKLIN TEMPLETON             One Franklin Parkway
    INVESTMENTS                 San Mateo, CA 94403-1906

|_|    WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
       Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TAX-FREE TRUST

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

TF2 S2005 10/05










                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                           AUGUST 31, 2005
--------------------------------------------------------------------------------

                                                     Franklin Arizona
                                                     Tax-Free Income Fund

                                                     Franklin Colorado
                                                     Tax-Free Income Fund

                                                     Franklin Connecticut
                                                     Tax-Free Income Fund

                                                     Franklin Double
                                                     Tax-Free Income Fund

                                                     Franklin Federal
                                                     Intermediate-Term
                                                     Tax-Free Income Fund

                                                     Franklin Federal
                                                     Limited-Term
                                                     Tax-Free Income Fund

                                                     Franklin High Yield
                                                     Tax-Free Income Fund

                                                     Franklin New Jersey
                                                     Tax-Free Income Fund

                                                     Franklin Oregon
                                                     Tax-Free Income Fund

                                                     Franklin Pennsylvania
                                                     Tax-Free Income Fund

--------------------------------------------------------------------------------
      SEMIANNUAL REPORT AND SHAREHOLDER LETTER       |     TAX-FREE INCOME
--------------------------------------------------------------------------------

                                                     WANT TO RECEIVE
                                                     THIS DOCUMENT
                                                     FASTER VIA EMAIL?
               FRANKLIN TAX-FREE TRUST
                                                     Eligible shareholders can
                                                     sign up for edelivery at
                                                     franklintempleton.com.
                                                     See inside for details.

--------------------------------------------------------------------------------

                                  [LOGO](R)
                              FRANKLIN TEMPLETON
                                 INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              FRANKLIN TEMPLETON INVESTMENTS

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

                                    CONTENTS

SHAREHOLDER LETTER ......................................................     1

SPECIAL FEATURE:

Understanding Interest Rates ............................................     4

SEMIANNUAL REPORT

Municipal Bond Market Overview ..........................................     7

Investment Strategy and Manager's Discussion ............................     9

Franklin Arizona Tax-Free Income Fund ...................................    10

Franklin Colorado Tax-Free Income Fund ..................................    18

Franklin Connecticut Tax-Free Income Fund ...............................    25

Franklin Double Tax-Free Income Fund ....................................    32

Franklin Federal Intermediate-Term Tax-Free Income Fund .................    39

Franklin Federal Limited-Term Tax-Free Income Fund ......................    46

Franklin High Yield Tax-Free Income Fund ................................    52

Franklin New Jersey Tax-Free Income Fund ................................    60

Franklin Oregon Tax-Free Income Fund ....................................    68

Franklin Pennsylvania Tax-Free Income Fund ..............................    75

Financial Highlights and Statements of Investments ......................    83

Financial Statements ....................................................   184

Notes to Financial Statements ...........................................   198

Shareholder Information .................................................   213

--------------------------------------------------------------------------------

SEMIANNUAL REPORT

MUNICIPAL BOND MARKET OVERVIEW

For the six-month period ended August 31, 2005, the fixed income markets continued to deliver positive performance despite record high oil prices, fears of inflation, concerns about the dollar, and mixed economic releases. The U.S. Treasury market continued to experience strong support from foreign buyers seeking yield. Municipal bonds, which have domestic tax advantages, underperformed U.S. Treasury bonds, as the Lehman Brothers Municipal Bond Index returned 2.85% for the period, while the Lehman Brothers U.S. Treasury Index returned 3.51%.(1)

During this reporting period, short-term interest rates steadily increased while long-term interest rates experienced minor volatility. The Federal Reserve Board remained on track and raised the federal funds target rate from 2.50% to 3.50% in four successive moves during the period under review. The Treasury yield curve, which illustrates rates for Treasuries with short to long maturities, flattened somewhat as short-term rates went up and longer-maturity Treasury rates declined. Over the six-month period, the 10-year Treasury bond yield declined 34 basis points (100 basis points equal one percentage point), while the 30-year Treasury bond yield decreased 36 basis points. The 10-year Treasury yielded 4.02% and the 30-year Treasury yielded 4.26% on August 31, 2005. According to Municipal Market Data, 10-year municipal bond yields decreased 2 basis points while 30-year yields decreased 20 basis points.(2) Consequently, long-maturity municipal bonds continued to outperform intermediates.

(1) Source: Lehman Brothers Inc. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued. The index excludes Treasury bills (because of the maturity constraint), flower bonds, targeted investor notes (TINs), and state and local government series (SLGS) bonds, STRIPS and Treasury Inflation-Protected Securities (TIPS).

(2)   Source: Thomson Financial.


                                                           Semiannual Report | 7

Although state tax revenues improved in the first quarter of 2005 by a surprising 11.7%, municipal issuance grew.(3) Motivated by the relatively low interest rate environment, municipalities sought to refinance existing debt or borrow for capital improvement, which resulted in rising issuance during the first half of 2005. Just as homebuyers seek the lowest mortgage rates, municipalities borrow money when interest rates are low. Thus, over the past two years, municipalities have issued more bonds to lock in lower rates. Municipalities issued more than $359 billion in new debt during 2004.(4) Continuing this trend, year-to-date through August 2005, issuance was approximately $276 billion.(4) Demand for municipal bonds remained strong as investors found municipal bonds offered attractive taxable equivalent yields. Healthy demand came from a wide range of traditional buyers including mutual funds, individuals and property and casualty companies, as well as crossover buyers. Crossover buyers typically invest in taxable securities, but they enter the tax-exempt market when municipal bond valuations are attractive.

(3)   Source: Merrill Lynch, FIXED INCOME STRATEGY, 6/20/05.

(4)   Source: THE BOND BUYER.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF AUGUST 31, 2005. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


8 | Semiannual Report

INVESTMENT STRATEGY AND
MANAGER'S DISCUSSION

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

The mixture of our value-oriented philosophy of investing primarily for income and a relatively steep municipal yield curve compared to Treasuries favored the use of longer-term bonds. Consequently, we sought to remain fully invested in bonds that ranged from 15 to 30 years in maturity with good call features for the long-term funds, 10 to 13 years for the intermediate-term fund, and 5 years or less for the limited-term fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 9

FRANKLIN ARIZONA TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Arizona Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Arizona personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Arizona Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/05**

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA ........................................ 56.8%

AA .........................................  7.3%

A .......................................... 15.7%

BBB ........................................ 16.3%

Not Rated by S&P ...........................  3.9%

* Standard & Poor's (S&P) is the primary independent rating agency. Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                        MOODY'S    INTERNAL
AAA or Aaa                        2.3%        0.3%
AA or Aa                          0.2%         --
A                                 0.7%         --
BBB or Baa                        0.2%        0.2%
--------------------------------------------------
Total                             3.4%        0.5%

--------------------------------------------------------------------------------

This semiannual report for Franklin Arizona Tax-Free Income Fund covers the period ended August 31, 2005.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, began and ended the six-month reporting period at $11.21. The Fund's Class A shares

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 86.


10 | Semiannual Report

DIVIDEND DISTRIBUTIONS(2)
Franklin Arizona Tax-Free Income Fund
3/1/05-8/31/05

--------------------------------------------------------------------------------
                                               DIVIDEND PER SHARE
                                 -----------------------------------------------
MONTH                              CLASS A            CLASS B          CLASS C
--------------------------------------------------------------------------------
March                             4.01 cents         3.49 cents       3.49 cents
--------------------------------------------------------------------------------
April                             4.01 cents         3.49 cents       3.49 cents
--------------------------------------------------------------------------------
May                               4.01 cents         3.49 cents       3.49 cents
--------------------------------------------------------------------------------
June                              4.01 cents         3.50 cents       3.49 cents
--------------------------------------------------------------------------------
July                              4.01 cents         3.50 cents       3.49 cents
--------------------------------------------------------------------------------
August                            4.01 cents         3.50 cents       3.49 cents
--------------------------------------------------------------------------------
TOTAL                            24.06 CENTS        20.97 CENTS      20.94 CENTS
--------------------------------------------------------------------------------

paid dividends totaling 24.06 cents per share for the same period.(2) The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.11% based on an annualization of the current 4.01 cent per share dividend and the maximum offering price of $11.71 on August 31, 2005. An investor in the 2005 maximum combined federal and Arizona personal income tax bracket of 38.28% would need to earn a distribution rate of 6.66% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.

STATE UPDATE

During the past several years, Arizona was the second-fastest growing state, behind Nevada, in terms of population. This increase was driven by relatively cheap housing and land costs, as well as notable growth in tourism and high-technology manufacturing. The state's expanding and diverse economy includes a balanced mix of services, trade, transportation, utilities and finance. Employment strengthened and in August 2005, Arizona's unemployment rate was 4.6%, below the 4.9% national average.(3)

The population influx contributed to strong sales tax growth, and revenues improved considerably in fiscal year 2004. The state has a track record of reasonably good budgetary and financial management, notwithstanding significant

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

(3)   Source: Bureau of Labor Statistics.


                                                          Semiannual Report | 11

PORTFOLIO BREAKDOWN
Franklin Arizona Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                                21.6%
--------------------------------------------------------------------------------
Utilities                                                                  15.5%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     14.5%
--------------------------------------------------------------------------------
Higher Education                                                           11.0%
--------------------------------------------------------------------------------
General Obligation                                                          9.0%
--------------------------------------------------------------------------------
Transportation                                                              8.3%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        6.9%
--------------------------------------------------------------------------------
Tax-Supported                                                               6.7%
--------------------------------------------------------------------------------
Other Revenue                                                               3.8%
--------------------------------------------------------------------------------
Housing                                                                     2.5%
--------------------------------------------------------------------------------
Corporate-Backed                                                            0.2%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

spending pressures due to the increasing population and various voter-initiated mandates. For fiscal year 2005, recurring general fund revenues were estimated to be up about 17% from the prior year.(4)

State net tax-supported debt per capita was $591, compared with the national median of $701, and debt as a percentage of personal income was 2.3%, just under the 2.4% national median.(5)

Arizona's credit outlook is stable, which reflects the state's improved economic indicators and financial results. Moody's Investors Service, an independent credit rating agency, expects that despite facing spending pressures in education, health care, social services, and corrections over the next several years, the state could successfully address these challenges and maintain a reasonably good general fund liquidity profile.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Arizona Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

(4) Source: Standard & Poor's, "Research: Public Finance Report Card: The U.S. States," RATINGSDIRECT, 8/9/05.

(5) Source: Moody's Investors Service, "Rating Update: Arizona (State of)," 3/15/05.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


12 | Semiannual Report

PERFORMANCE SUMMARY AS OF 8/31/05

FRANKLIN ARIZONA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FTAZX)                             CHANGE    8/31/05    2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                $0.00     $11.21     $11.21
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                          $0.2406
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FBAZX)                             CHANGE    8/31/05    2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                $0.00     $11.27     $11.27
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                          $0.2097
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FAZIX)                             CHANGE    8/31/05    2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                $0.00     $11.32     $11.32
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                          $0.2094
--------------------------------------------------------------------------------


                                                          Semiannual Report | 13

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------------------
CLASS A                                      6-MONTH            1-YEAR         5-YEAR        10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                     +2.19%            +5.93%        +33.22%        +70.24%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                 -2.18%            +1.43%         +4.98%         +5.01%
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                              -0.02%         +4.95%         +4.89%
-----------------------------------------------------------------------------------------------------------
    Distribution Rate(4)                               4.11%
-----------------------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)            6.66%
-----------------------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                       3.39%
-----------------------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                        5.49%
-----------------------------------------------------------------------------------------------------------
CLASS B                                      6-MONTH            1-YEAR         5-YEAR   INCEPTION (2/1/00)
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                     +1.89%            +5.32%        +29.79%        +40.10%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                 -2.11%            +1.32%         +5.03%         +6.09%
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                              -0.19%         +4.99%         +5.85%
-----------------------------------------------------------------------------------------------------------
    Distribution Rate(4)                               3.74%
-----------------------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)            6.06%
-----------------------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                       2.99%
-----------------------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                        4.84%
-----------------------------------------------------------------------------------------------------------
CLASS C                                      6-MONTH            1-YEAR         5-YEAR        10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                     +1.88%            +5.39%        +29.78%        +61.43%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                 +0.88%            +4.39%         +5.35%         +4.91%
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                              +2.79%         +5.27%         +4.76%
-----------------------------------------------------------------------------------------------------------
    Distribution Rate(4)                               3.70%
-----------------------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)            5.99%
-----------------------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                       2.99%
-----------------------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                        4.84%
-----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


14 | Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(4) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 8/31/05.

(5) Taxable equivalent distribution rate and yield assume the published rates as of 6/3/05 for the maximum combined federal and Arizona personal income tax bracket of 38.28%, based on the federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/05.


                                                          Semiannual Report | 15

YOUR FUND'S EXPENSES

FRANKLIN ARIZONA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


16 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT   ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                     VALUE 2/28/05     VALUE 8/31/05      PERIOD* 2/28/05-8/31/05
--------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000          $ 1,021.90                $ 3.21
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000          $ 1,022.03                $ 3.21
--------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000          $ 1,018.90                $ 6.00
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000          $ 1,019.26                $ 6.01
--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000          $ 1,018.80                $ 6.00
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000          $ 1,019.26                $ 6.01
--------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.63%; B: 1.18%; and C: 1.18%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                          Semiannual Report | 17

FRANKLIN COLORADO TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Colorado Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Colorado personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Colorado Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/05**

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA ........................................ 65.9%

AA .........................................  6.3%

A ..........................................  8.3%

BBB ........................................  9.0%

Not Rated by S&P ........................... 10.5%

* Standard & Poor's (S&P) is the primary independent rating agency. Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                    MOODY'S        FITCH      INTERNAL
AAA or Aaa                     7.0%          --            --
AA or Aa                       0.4%          --           0.1%
A                              0.5%          --            --
BBB or Baa                     1.3%         1.2%           --
-------------------------------------------------------------
Total                          9.2%         1.2%          0.1%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Colorado Tax-Free Income Fund's semiannual report for the period ended August 31, 2005.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields fell, bond prices rose for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, increased from $12.04

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 94.


18 | Semiannual Report

DIVIDEND DISTRIBUTIONS(2)
Franklin Colorado Tax-Free Income Fund
3/1/05-8/31/05

--------------------------------------------------------------------------------
                                                          DIVIDEND PER SHARE
                                                     ---------------------------
MONTH                                                  CLASS A         CLASS C
--------------------------------------------------------------------------------
March                                                 4.47 cents      3.91 cents
--------------------------------------------------------------------------------
April                                                 4.47 cents      3.91 cents
--------------------------------------------------------------------------------
May                                                   4.47 cents      3.91 cents
--------------------------------------------------------------------------------
June                                                  4.47 cents      3.91 cents
--------------------------------------------------------------------------------
July                                                  4.47 cents      3.91 cents
--------------------------------------------------------------------------------
August                                                4.47 cents      3.91 cents
--------------------------------------------------------------------------------
TOTAL                                                26.82 CENTS     23.46 CENTS
--------------------------------------------------------------------------------

on February 28, 2005, to $12.15 on August 31, 2005. The Fund's Class A shares paid dividends totaling 26.82 cents per share for the same period.(2) The Performance Summary beginning on page 21 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.20% based on an annualization of the current 4.44 cent per share dividend and the maximum offering price of $12.69 on August 31, 2005. An investor in the 2005 maximum combined federal and Colorado personal income tax bracket of 38.01% would need to earn a distribution rate of 6.78% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

Colorado was recovering in recent years at a healthy pace from a sharp economic downturn as employment, personal income and other measures improved. Private sector employment was up about 2% in the first five months of 2005 compared with a year earlier, somewhat exceeding the national pace.(3) State income growth also picked up, with energy sector strength accounting for a portion of the state's recent rebound.

State tax revenues showed significant signs of recovery, with personal income tax forecast by the governor's office to increase by 7.2%, and sales and use taxes by 5% in fiscal year 2005 versus fiscal year 2004.(3) In addition, the latest revision to fiscal year 2006's forecast anticipates 5.1% personal income tax

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

(3)   Source: Moody's Investors Service, "New Issue: Colorado (State of),"
      6/27/05.


                                                          Semiannual Report | 19

PORTFOLIO BREAKDOWN
Franklin Colorado Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Transportation                                                             15.9%
--------------------------------------------------------------------------------
General Obligation                                                         14.1%
--------------------------------------------------------------------------------
Prerefunded                                                                13.6%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     12.5%
--------------------------------------------------------------------------------
Higher Education                                                           12.4%
--------------------------------------------------------------------------------
Utilities                                                                  11.5%
--------------------------------------------------------------------------------
Housing                                                                     6.2%
--------------------------------------------------------------------------------
Tax-Supported                                                               5.6%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        4.8%
--------------------------------------------------------------------------------
Corporate-Backed                                                            2.3%
--------------------------------------------------------------------------------
Other Revenue                                                               1.1%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

growth and 5.8% sales and use taxes growth.(3) This tax rebound helped stabilize Colorado's budget situation in fiscal years 2005 and 2006.

Despite the improving economic environment, the state faces challenges in the form of a complex system of revenue limits and spending requirements from an active voter initiative process. In addition, a constitutional amendment on this November's ballot, if approved, could potentially result in a modest negative effect on the 2006 general fund balance if the state's legislature chooses to approve supplemental spending this year.

Colorado's longer-term economic outlook is favorable, which reflects a growing population and workforce, relatively low costs of living and doing business, and mix of technology and service industries. The state's above-average income per capita, currently ninth highest in the nation, is expected to continue.(3)

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Colorado Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


20 | Semiannual Report

PERFORMANCE SUMMARY AS OF 8/31/05

FRANKLIN COLORADO TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRCOX)                             CHANGE    8/31/05    2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$0.11     $12.15     $12.04
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                          $0.2682
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FCOIX)                             CHANGE    8/31/05    2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$0.10     $12.23     $12.13
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                          $0.2346
--------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

-------------------------------------------------------------------------------------------------------------
CLASS A                                       6-MONTH               1-YEAR           5-YEAR        10-YEAR
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                      +3.20%               +6.41%          +35.53%        +74.93%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                  -1.15%               +1.89%           +5.36%         +5.29%
-------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                                  +0.63%           +5.37%         +5.18%
-------------------------------------------------------------------------------------------------------------
    Distribution Rate(4)                                  4.20%
-------------------------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)               6.78%
-------------------------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                          3.40%
-------------------------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                           5.48%
-------------------------------------------------------------------------------------------------------------
CLASS C                                       6-MONTH               1-YEAR           5-YEAR        10-YEAR
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                      +2.81%               +5.78%          +31.85%        +65.87%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                  +1.81%               +4.78%           +5.69%         +5.19%
-------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                                  +3.47%           +5.71%         +5.08%
-------------------------------------------------------------------------------------------------------------
    Distribution Rate(4)                                  3.82%
-------------------------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)               6.16%
-------------------------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                          3.01%
-------------------------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                           4.86%
-------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 21

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(4) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/05.

(5) Taxable equivalent distribution rate and yield assume the published rates as of 6/3/05 for the maximum combined federal and Colorado personal income tax bracket of 38.01%, based on the federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/05.


22 | Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN COLORADO TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 23

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT   ENDING ACCOUNT       EXPENSES PAID DURING
CLASS A                                     VALUE 2/28/05     VALUE 8/31/05      PERIOD* 2/28/05-8/31/05
--------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000          $ 1,032.00                $ 3.48
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000          $ 1,021.78                $ 3.47
--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000          $ 1,028.10                $ 6.29
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000          $ 1,019.00                $ 6.26
--------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.68% and C: 1.23%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


24 | Semiannual Report

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Connecticut Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Connecticut personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Connecticut Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/05**

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA ........................................ 50.7%

AA ......................................... 16.3%

A ..........................................  8.0%

BBB ........................................ 17.8%

Below Investment Grade .....................  3.7%

Not Rated by S&P ...........................  3.5%

* Standard & Poor's (S&P) is the primary independent rating agency. Moody's and Fitch are the secondary and tertiary rating agencies. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                        MOODY'S     FITCH
AAA or Aaa                         0.8%       --
AA or Aa                           0.5%       --
BBB or Baa                         0.4%      0.3%
Below Investment Grade             1.5%       --
------------------------------------------------
Total                              3.2%      0.3%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Connecticut Tax-Free Income Fund's semiannual report for the period ended August 31, 2005.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields fell, bond prices rose for the six-month reporting period. The Fund's

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 100.


                                                          Semiannual Report | 25

DIVIDEND DISTRIBUTIONS(2)
Franklin Connecticut Tax-Free Income Fund
3/1/05-8/31/05

--------------------------------------------------------------------------------
                                                          DIVIDEND PER SHARE
                                                      --------------------------
MONTH                                                   CLASS A        CLASS C
--------------------------------------------------------------------------------
March                                                  4.02 cents     3.49 cents
--------------------------------------------------------------------------------
April                                                  4.02 cents     3.49 cents
--------------------------------------------------------------------------------
May                                                    4.02 cents     3.49 cents
--------------------------------------------------------------------------------
June                                                   4.02 cents     3.52 cents
--------------------------------------------------------------------------------
July                                                   4.02 cents     3.52 cents
--------------------------------------------------------------------------------
August                                                 4.02 cents     3.52 cents
--------------------------------------------------------------------------------
TOTAL                                                 24.12 CENTS    21.03 CENTS
--------------------------------------------------------------------------------

Class A share price, as measured by net asset value, increased from $11.11 on February 28, 2005, to $11.22 on August 31, 2005. The Fund's Class A shares paid dividends totaling 24.12 cents per share for the same period.(2) The Performance Summary beginning on page 28 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.12% based on an annualization of the current 4.02 cent per share dividend and the maximum offering price of $11.72 on August 31, 2005. An investor in the 2005 maximum combined federal and Connecticut personal income tax bracket of 38.25% would need to earn a distribution rate of 6.67% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

Connecticut experienced some signs of economic recovery during the period and made significant progress in bringing revenues and expenditures in better balance. The residents of this urbanized and developed state have the nation's highest per-capita income, at 139% of the national average, due in part to a concentration of high-paying jobs in the manufacturing, finance, insurance and real estate sectors in the state and nearby New York.(3)

The state's economic recovery has been described as sluggish. Connecticut was severely affected in the recession of a few years ago, and the state's employment base, although modestly recovering, had fewer jobs as of June 2005 than during

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

(3) Source: Standard & Poor's, "Research: Connecticut; Public Finance Structured, Liquidity Facility; Tax Secured, General Obligation," RATINGSDIRECT, 6/1/05.


26 | Semiannual Report
the peak in 2001. For August 2005, the state's unemployment rate was 5.4%, above the 4.9% national rate, and up from a historical low of 2.25% in 2000.(3),(4) Although noted for its high-paying jobs, the financial services sector was hurt during the recent recession; however, growth in the pharmaceutical sector helped offset the contraction in financial services. Other economic growth areas included the leisure, hospitality, education and health sectors. Housing price appreciation and new construction contributed to growth in the construction sector, and manufacturing payrolls stabilized following declines during the recession.

Despite high wealth and income levels, Connecticut's debt ratios were among the nation's highest. Net tax-supported debt equaled 8.5% of total state personal income, and debt per capita was $3,614. These ratios ranked third and first in the nation, based on 2005 50-state debt medians, which were 2.4% for debt to personal income and $703 in debt per capita.(5) Standard & Poor's (S&P), an independent credit rating agency, has assigned the state's general obligation bonds a rating of AA with a stable outlook.(6) The rating reflected expectations that Connecticut would maintain fiscal balance and begin to build reserves as the economy recovers. S&P expects that if the recovery proceeds at a sluggish pace, state officials will make the necessary budget adjustments to ensure fiscal balance.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Connecticut Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

PORTFOLIO BREAKDOWN
Franklin Connecticut Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Hospital & Health Care                                                     21.0%
--------------------------------------------------------------------------------
Higher Education                                                           20.3%
--------------------------------------------------------------------------------
Utilities                                                                  19.0%
--------------------------------------------------------------------------------
Prerefunded                                                                17.1%
--------------------------------------------------------------------------------
General Obligation                                                          7.7%
--------------------------------------------------------------------------------
Other Revenue                                                               5.4%
--------------------------------------------------------------------------------
Housing                                                                     4.3%
--------------------------------------------------------------------------------
Transportation                                                              2.2%
--------------------------------------------------------------------------------
Tax-Supported                                                               1.8%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        1.2%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

(4)   Source: Bureau of Labor Statistics.

(5) Source: Moody's Investors Service, "New Issue: Connecticut (State of)," 6/20/05.

(6)   This does not indicate S&P's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 27

PERFORMANCE SUMMARY AS OF 8/31/05

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FXCTX)                             CHANGE    8/31/05    2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$0.11     $11.22     $11.11
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                          $0.2412
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FCTIX)                             CHANGE    8/31/05    2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$0.11     $11.27     $11.16
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                          $0.2103
--------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------------------
CLASS A                                       6-MONTH               1-YEAR           5-YEAR        10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                      +3.23%               +6.79%          +35.26%        +71.71%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                  -1.13%               +2.22%           +5.32%         +5.10%
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                                  +0.79%           +5.28%         +4.94%
-----------------------------------------------------------------------------------------------------------
    Distribution Rate(4)                                  4.12%
-----------------------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)               6.67%
-----------------------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                          3.25%
-----------------------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                           5.26%
-----------------------------------------------------------------------------------------------------------
CLASS C                                       6-MONTH               1-YEAR           5-YEAR        10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                      +2.93%               +6.18%          +31.67%        +62.52%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                  +1.93%               +5.18%           +5.66%         +4.98%
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                                  +3.87%           +5.64%         +4.82%
-----------------------------------------------------------------------------------------------------------
    Distribution Rate(4)                                  3.76%
-----------------------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)               6.09%
-----------------------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                          2.85%
-----------------------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                           4.62%
-----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


28 | Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT MAY INVEST A GREATER PORTION OF ITS ASSETS IN ONE ISSUER THAN A DIVERSIFIED FUND. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(4) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/05.

(5) Taxable equivalent distribution rate and yield assume the published rates as of 6/3/05 for the maximum combined federal and Connecticut personal income tax bracket of 38.25%, based on the federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/05.


                                                          Semiannual Report | 29

YOUR FUND'S EXPENSES

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


30 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT   ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                     VALUE 2/28/05     VALUE 8/31/05      PERIOD* 2/28/05-8/31/05
--------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000          $ 1,032.30                $ 3.59
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000          $ 1,021.68                $ 3.57
--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000          $ 1,029.30                $ 6.39
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000          $ 1,018.90                $ 6.36
--------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.70% and C: 1.25%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                          Semiannual Report | 31

FRANKLIN DOUBLE TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Double Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and personal income taxes of all 50 U.S. states as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such tax and that are issued by U.S territories such as Puerto Rico.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Double Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                               % OF TOTAL
RATINGS                                                  LONG-TERM INVESTMENTS**
--------------------------------------------------------------------------------
AAA                                                               36.3%
--------------------------------------------------------------------------------
AA                                                                 6.7%
--------------------------------------------------------------------------------
A                                                                 18.6%
--------------------------------------------------------------------------------
BBB                                                               31.8%
--------------------------------------------------------------------------------
Below Investment Grade                                             0.7%
--------------------------------------------------------------------------------
Not Rated by S&P                                                   5.9%
--------------------------------------------------------------------------------

* Standard & Poor's (S&P) is the primary independent rating agency. Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                MOODY'S      FITCH      INTERNAL
AAA or Aaa                  --         --           0.6%
BBB or Baa                 1.7%       1.4%          2.2%
--------------------------------------------------------
Total                      1.7%       1.4%          2.8%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Double Tax-Free Income Fund's semiannual report for the period ended August 31, 2005.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields fell, bond prices rose for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, increased from $11.99

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 106.


32 | Semiannual Report

DIVIDEND DISTRIBUTIONS(2)
Franklin Double Tax-Free Income Fund
3/1/05-8/31/05

--------------------------------------------------------------------------------
                                                          DIVIDEND PER SHARE
                                                      --------------------------
MONTH                                                   CLASS A        CLASS C
--------------------------------------------------------------------------------
March                                                  4.19 cents     3.62 cents
--------------------------------------------------------------------------------
April                                                  4.19 cents     3.62 cents
--------------------------------------------------------------------------------
May                                                    4.19 cents     3.62 cents
--------------------------------------------------------------------------------
June                                                   4.19 cents     3.64 cents
--------------------------------------------------------------------------------
July                                                   4.19 cents     3.64 cents
--------------------------------------------------------------------------------
August                                                 4.19 cents     3.64 cents
--------------------------------------------------------------------------------
TOTAL                                                 25.14 CENTS    21.78 CENTS
--------------------------------------------------------------------------------

on February 28, 2005, to $12.10 on August 31, 2005. The Fund's Class A shares paid dividends totaling 25.14 cents per share for the same period.(2) The Performance Summary beginning on page 35 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.93% based on an annualization of the current 4.14 cent per share dividend and the maximum offering price of $12.64 on August 31, 2005. An investor in the 2005 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 6.05% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

MANAGER'S DISCUSSION

Franklin Double Tax-Free Income Fund is the only mutual fund of its kind to offer both state and federal income tax exemptions in all 50 states. We do this by investing in U.S. territories such as Puerto Rico, Virgin Islands and Guam, which are free from state personal income taxes in all states and the District of Columbia. This can be particularly appealing to residents of states such as Illinois, Iowa and Wisconsin, which place a tax on their in-state municipal bonds.

The Fund was well diversified with 78 different positions across 11 different sectors as of August 31, 2005. Issuers represented in the portfolio included Puerto Rico (77% of the Fund's total long-term investments), Virgin Islands (16%) and Guam (7%).

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


                                                          Semiannual Report | 33

PORTFOLIO BREAKDOWN
Franklin Double Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Utilities                                                                  16.5%
--------------------------------------------------------------------------------
Prerefunded                                                                15.9%
--------------------------------------------------------------------------------
Transportation                                                             15.2%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       12.7%
--------------------------------------------------------------------------------
General Obligation                                                         11.9%
--------------------------------------------------------------------------------
Housing                                                                     6.6%
--------------------------------------------------------------------------------
Higher Education                                                            5.9%
--------------------------------------------------------------------------------
Tax-Supported                                                               5.9%
--------------------------------------------------------------------------------
Other Revenue                                                               5.4%
--------------------------------------------------------------------------------
Hospital & Health Care                                                      3.8%
--------------------------------------------------------------------------------
Corporate-Backed                                                            0.2%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

Many mutual funds purchase U.S. territory paper, mainly Puerto Rico's, as an alternative for their specialty state funds when the supply within a particular state is running low. This strong demand for territory paper also helps to keep bond values high relative to other states. Puerto Rico's municipal bond market is widely traded and is very liquid because of its dual tax-exemption advantages.

Thank you for your continued participation in Franklin Double Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


34 | Semiannual Report

PERFORMANCE SUMMARY AS OF 8/31/05

FRANKLIN DOUBLE TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FPRTX)                             CHANGE    8/31/05    2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$0.11     $12.10     $11.99
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                          $0.2514
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FPRIX)                             CHANGE    8/31/05    2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$0.11     $12.14     $12.03
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                          $0.2178
--------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------------------
CLASS A                                       6-MONTH               1-YEAR           5-YEAR        10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                      +3.07%               +6.50%          +34.31%        +76.44%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                  -1.30%               +1.94%           +5.15%         +5.38%
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                                  +0.66%           +5.11%         +5.24%
-----------------------------------------------------------------------------------------------------------
    Distribution Rate(4)                                  3.93%
-----------------------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)               6.05%
-----------------------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                          3.42%
-----------------------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                           5.26%
-----------------------------------------------------------------------------------------------------------
CLASS C                                       6-MONTH               1-YEAR           5-YEAR        10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                      +2.77%               +5.89%          +30.79%        +66.99%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                  +1.77%               +4.89%           +5.52%         +5.26%
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                                  +3.57%           +5.46%         +5.12%
-----------------------------------------------------------------------------------------------------------
    Distribution Rate(4)                                  3.56%
-----------------------------------------------------------------------------------------------------------
    Taxable Equivalent Distribution Rate(5)               5.48%
-----------------------------------------------------------------------------------------------------------
    30-Day Standardized Yield(6)                          3.03%
-----------------------------------------------------------------------------------------------------------
    Taxable Equivalent Yield(5)                           4.66%
-----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 35

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(4) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/05.

(5) Taxable equivalent distribution rate and yield assume the 2005 maximum federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/05.


36 | Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN DOUBLE TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 37

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                     VALUE 2/28/05     VALUE 8/31/05     PERIOD* 2/28/05-8/31/05
-------------------------------------------------------------------------------------------------------
Actual                                         $1,000           $1,030.70                $ 3.63
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000           $1,021.63                $ 3.62
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                         $1,000           $1,027.70                $ 6.44
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000           $1,018.85                $ 6.41
-------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.71% and C: 1.26%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


38 | Semiannual Report

FRANKLIN FEDERAL INTERMEDIATE-TERM
TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Federal Intermediate-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income tax as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such tax.(1) The Fund maintains a dollar-weighted average maturity (the time in which the debt must be repaid) of 3 to 10 years.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Federal Intermediate-Term Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/05**

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA ........................................ 56.5%
AA .........................................  5.2%
A .......................................... 10.0%
BBB ........................................  9.1%
Below Investment Grade .....................  1.5%
Not Rated by S&P ........................... 17.7%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                 MOODY'S      FITCH      INTERNAL
AAA or Aaa                 14.5%        --            --
AA or Aa                    1.8%        --            --
BBB or Baa                  --         0.6%          0.7%
BBB or Baa                  --         --            0.1%
---------------------------------------------------------
Total                      16.3%       0.6%          0.8%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Federal Intermediate-Term Tax-Free Income Fund's semiannual report for the period ended August 31, 2005.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields fell, bond prices rose for the six-month reporting period. The Fund's

(1) Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 111.


                                                          Semiannual Report | 39

DIVIDEND DISTRIBUTIONS(2)
Franklin Federal Intermediate-Term Tax-Free Income Fund
3/1/05-8/31/05

--------------------------------------------------------------------------------
                                                         DIVIDEND PER SHARE
                                                     ---------------------------
MONTH                                                  CLASS A          CLASS C
--------------------------------------------------------------------------------
March                                                 3.45 cents      2.91 cents
--------------------------------------------------------------------------------
April                                                 3.45 cents      2.91 cents
--------------------------------------------------------------------------------
May                                                   3.45 cents      2.91 cents
--------------------------------------------------------------------------------
June                                                  3.45 cents      2.92 cents
--------------------------------------------------------------------------------
July                                                  3.45 cents      2.92 cents
--------------------------------------------------------------------------------
August                                                3.45 cents      2.92 cents
--------------------------------------------------------------------------------
TOTAL                                                20.70 CENTS     17.49 CENTS
--------------------------------------------------------------------------------

Class A share price, as measured by net asset value, increased from $11.51 on February 28, 2005, to $11.57 on August 31, 2005. The Fund's Class A shares paid dividends totaling 20.70 cents per share for the same period.(2) The Performance Summary beginning on page 42 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.50% based on an annualization of the current 3.45 cent per share dividend and the maximum offering price of $11.84 on August 31, 2005. An investor in the 2005 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 5.38% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's C shares' performance, please see the Performance Summary.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


40 | Semiannual Report

Thank you for your continued participation in Franklin Federal Intermediate-Term Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin Federal Intermediate-Term
Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
General Obligation                                                         37.7%
--------------------------------------------------------------------------------
Utilities                                                                  21.6%
--------------------------------------------------------------------------------
Prerefunded                                                                 9.9%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        7.2%
--------------------------------------------------------------------------------
Hospital & Health Care                                                      6.1%
--------------------------------------------------------------------------------
Higher Education                                                            4.8%
--------------------------------------------------------------------------------
Tax-Supported                                                               4.5%
--------------------------------------------------------------------------------
Transportation                                                              3.9%
--------------------------------------------------------------------------------
Corporate-Backed                                                            2.7%
--------------------------------------------------------------------------------
Other Revenue                                                               1.2%
--------------------------------------------------------------------------------
Housing                                                                     0.4%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.


                                                          Semiannual Report | 41

PERFORMANCE SUMMARY AS OF 8/31/05

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FKITX)                             CHANGE    8/31/05    2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$0.06     $11.57     $11.51
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                          $0.2070
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FCITX)                             CHANGE    8/31/05    2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$0.06     $11.59     $11.53
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                          $0.1749
--------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 2.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------------------------
CLASS A                                     6-MONTH          1-YEAR     5-YEAR       10-YEAR
--------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                   +2.36%          +3.68%    +31.57%       +67.70%
--------------------------------------------------------------------------------------------------
Average Annual Total Return(2)               +0.10%          +1.32%     +5.16%        +5.06%
--------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                           0.00%     +5.02%        +4.89%
--------------------------------------------------------------------------------------------------
   Distribution Rate(4)                              3.50%
--------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)           5.38%
--------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                      3.14%
--------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)                       4.83%
--------------------------------------------------------------------------------------------------
CLASS C                                                     6-MONTH     1-YEAR  INCEPTION (7/1/03)
--------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                   +2.07%     +3.10%        +6.20%
--------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                               +1.07%     +2.10%        +2.81%
--------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                                     +0.78%        +2.31%
--------------------------------------------------------------------------------------------------
   Distribution Rate(4)                              3.03%
--------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)           4.66%
--------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                      2.67%
--------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)                       4.11%
--------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


42 | Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT MAY INVEST A GREATER PORTION OF ITS ASSETS IN ONE ISSUER THAN A DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(4) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/05.

(5) Taxable equivalent distribution rate and yield assume the 2005 maximum federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/05.


                                                          Semiannual Report | 43

YOUR FUND'S EXPENSES

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


44 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                     VALUE 2/28/05     VALUE 8/31/05     PERIOD* 2/28/05-8/31/05
-------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000          $ 1,023.60              $ 3.47
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000          $ 1,021.78              $ 3.47
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000          $ 1,020.70              $ 6.26
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000          $ 1,019.00              $ 6.26
-------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.68% and C: 1.23%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                          Semiannual Report | 45

FRANKLIN FEDERAL LIMITED-TERM
TAX-FREE INCOME FUND

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Federal Limited-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income tax as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such tax.(1) The Fund maintains a dollar-weighted average maturity (the time in which the debt must be repaid) of five years or less.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Federal Limited-Term Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/05**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

AAA ......................................  52.7%
AA .......................................  23.3%
Not Rated by S&P .........................  24.0%

* Standard & Poor's (S&P) is the primary independent rating agency. Moody's is the secondary rating agency. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                                   MOODY'S
Aaa                                         19.1%
Aa                                           4.9%
-------------------------------------------------
Total                                       24.0%

--------------------------------------------------------------------------------

This semiannual report for Franklin Federal Limited-Term Tax-Free Income Fund covers the period ended August 31, 2005.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as short-term municipal bond yields rose, bond prices fell for the six-month reporting

(1) Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 122.


46 | Semiannual Report
period. The Fund's Class A share price, as measured by net asset value, declined from $9.99 on February 28, 2005, to $9.97 on August 31, 2005. The Fund's Class A shares paid dividends totaling 9.42 cents per share for the same period.(2) The Performance Summary beginning on page 48 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 2.03%. An investor in the 2005 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 3.12% from a taxable investment to match the Fund's Class A tax-free distribution rate.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Shorter-term municipal bond market yields generally increased during the reporting period as economic data reflected improved labor conditions and continued U.S. economic growth, and the Federal Reserve Board raised the federal funds target rate four times. Consistent with our investment philosophy, we invested in bonds we believed could provide the most relative value from an income perspective. Seeking a dollar-weighted average portfolio maturity of five years or less, we concentrated on the one- to two-year range in an effort to take advantage of rising yields. As a result of our strategy, the Fund was positioned to capture changes in short-term interest rates, preserve capital, and produce tax-free income.

Thank you for your continued participation in Franklin Federal Limited-Term Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

DIVIDEND DISTRIBUTIONS(2)
Franklin Federal Limited-Term
Tax-Free Income Fund - Class A
3/1/05-8/31/05

--------------------------------------------------------------------------------
MONTH                                                         DIVIDEND PER SHARE
--------------------------------------------------------------------------------
March                                                                 1.46 cents
--------------------------------------------------------------------------------
April                                                                 1.46 cents
--------------------------------------------------------------------------------
May                                                                   1.56 cents
--------------------------------------------------------------------------------
June                                                                  1.56 cents
--------------------------------------------------------------------------------
July                                                                  1.69 cents
--------------------------------------------------------------------------------
August                                                                1.69 cents
--------------------------------------------------------------------------------
TOTAL                                                                 9.42 CENTS
--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Franklin Federal Limited-Term
Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
General Obligation                                                         32.6%
--------------------------------------------------------------------------------
Utilities                                                                  18.1%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       11.5%
--------------------------------------------------------------------------------
Tax-Supported                                                              11.3%
--------------------------------------------------------------------------------
Other Revenue                                                               7.9%
--------------------------------------------------------------------------------
Higher Education                                                            7.4%
--------------------------------------------------------------------------------
Housing                                                                     5.4%
--------------------------------------------------------------------------------
Hospital & Health Care                                                      5.0%
--------------------------------------------------------------------------------
Transportation                                                              0.8%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 47

PERFORMANCE SUMMARY AS OF 8/31/05

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FFTFX)                                     CHANGE      8/31/05        2/28/05
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                       -$0.02        $9.97          $9.99
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
----------------------------------------------------------------------------------------------------
Dividend Income                            $0.0942
----------------------------------------------------------------------------------------------------

PERFORMANCE(1)

----------------------------------------------------------------------------------------------------
CLASS A                                                    6-MONTH       1-YEAR   INCEPTION (9/2/03)
----------------------------------------------------------------------------------------------------
Cumulative Total Return(2)                                  +0.77%       +0.70%         +2.66%
----------------------------------------------------------------------------------------------------
Average Annual Total Return(3)                              +0.77%       +0.70%         +1.32%
----------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(4)                                      +0.55%         +1.26%
----------------------------------------------------------------------------------------------------
   Distribution Rate(5)                             2.03%
----------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(6)          3.12%
----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(7)                     2.39%
----------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(6)                      3.68%
----------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


48 | Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

(1) The Fund's manager has agreed in advance to waive a portion of its management fees. If the manager had not taken this action, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 1.73%. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

(2) Cumulative total return represents the change in value of an investment over the periods indicated.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(4) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5) Distribution rate is based on an annualization of the 1.69 cent per share current monthly dividend and the $9.97 NAV on 8/31/05.

(6) Taxable equivalent distribution rate and yield assume the 2005 maximum federal income tax rate of 35.00%.

(7) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/05.


                                                          Semiannual Report | 49

YOUR FUND'S EXPENSES

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


50 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                     VALUE 2/28/05     VALUE 8/31/05     PERIOD* 2/28/05-8/31/05
-------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000          $ 1,007.70              $ 2.53
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000          $ 1,022.68              $ 2.55
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                          Semiannual Report | 51

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin High Yield Tax-Free Income Fund seeks to provide high current yield exempt from federal income tax by investing at least 80% of its total net assets in securities that pay interest free from such tax.(1) The Fund currently invests primarily in securities rated BBB/Baa or below. Its secondary goal is capital appreciation to the extent possible and consistent with the Fund's principal investment goal.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin High Yield Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/05**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

AAA ......................................  23.3%
AA .......................................   1.9%
A ........................................   9.0%
BBB ......................................  16.3%
Below Investment Grade ...................  16.8%
Not Rated by S&P .........................  32.7%

* Standard & Poor's (S&P) is the primary independent rating agency. Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                         MOODY'S         FITCH      INTERNAL
AAA or Aaa                         3.2%           --           0.5%
AA or Aa                           0.2%           --            --
A                                  0.2%           --           0.3%
BBB or Baa                         1.3%          0.6%          5.0%
Below Investment Grade             2.9%          2.1%         16.4%
-------------------------------------------------------------------
Total                              7.8%          2.7%         22.2%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin High Yield Tax-Free Income Fund's semiannual report for the period ended August 31, 2005.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields fell, bond prices rose for the six-month reporting period. The Fund's

(1) Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 130.


52 | Semiannual Report

DIVIDEND DISTRIBUTIONS(2)
Franklin High Yield Tax-Free Income Fund
3/1/05-8/31/05

--------------------------------------------------------------------------------
                                                   DIVIDEND PER SHARE
                                       -----------------------------------------
MONTH                                    CLASS A        CLASS B        CLASS C
--------------------------------------------------------------------------------
March                                   4.80 cents     4.28 cents     4.27 cents
--------------------------------------------------------------------------------
April                                   4.80 cents     4.28 cents     4.27 cents
--------------------------------------------------------------------------------
May                                     4.80 cents     4.28 cents     4.27 cents
--------------------------------------------------------------------------------
June                                    4.80 cents     4.29 cents     4.29 cents
--------------------------------------------------------------------------------
July                                    4.80 cents     4.29 cents     4.29 cents
--------------------------------------------------------------------------------
August                                  4.80 cents     4.29 cents     4.29 cents
--------------------------------------------------------------------------------
TOTAL                                  28.80 CENTS    25.71 CENTS    25.68 CENTS
--------------------------------------------------------------------------------

Class A share price, as measured by net asset value, increased from $10.81 on February 28, 2005, to $10.98 on August 31, 2005. The Fund's Class A shares paid dividends totaling 28.80 cents per share for the same period.(2) The Performance Summary beginning on page 55 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.90% based on an annualization of the current 4.68 cent per share dividend and the maximum offering price of $11.47 on August 31, 2005. An investor in the 2005 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 7.54% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's B and C shares' performance, please see the Performance Summary.

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


                                                          Semiannual Report | 53

PORTFOLIO BREAKDOWN
Franklin High Yield Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Utilities                                                                  20.5%
--------------------------------------------------------------------------------
Prerefunded                                                                16.1%
--------------------------------------------------------------------------------
Transportation                                                             16.0%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     15.7%
--------------------------------------------------------------------------------
Tax-Supported                                                              12.7%
--------------------------------------------------------------------------------
Corporate-Backed                                                            5.8%
--------------------------------------------------------------------------------
Other Revenue                                                               4.6%
--------------------------------------------------------------------------------
General Obligation                                                          4.5%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        2.2%
--------------------------------------------------------------------------------
Housing                                                                     1.1%
--------------------------------------------------------------------------------
Higher Education                                                            0.8%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin High Yield Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


54 | Semiannual Report

PERFORMANCE SUMMARY AS OF 8/31/05

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRHIX)                          CHANGE      8/31/05     2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.17       $10.98      $10.81
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                     $0.2880
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FYIBX)                          CHANGE      8/31/05     2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.18       $11.05      $10.87
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                     $0.2571
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FHYIX)                          CHANGE      8/31/05     2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.18       $11.09      $10.91
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                     $0.2568
--------------------------------------------------------------------------------


                                                          Semiannual Report | 55

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

----------------------------------------------------------------------------------------------------------
CLASS A                                     6-MONTH           1-YEAR         5-YEAR          10-YEAR
----------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                   +4.33%           +9.24%        +37.49%          +78.98%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)               -0.11%           +4.60%         +5.65%           +5.53%
----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                           +2.60%         +5.47%           +5.31%
----------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                               4.90%
----------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)            7.54%
----------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                       4.25%
----------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)                        6.54%
----------------------------------------------------------------------------------------------------------
CLASS B                                     6-MONTH           1-YEAR         5-YEAR     INCEPTION (1/1/99)
----------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                   +4.10%           +8.68%        +33.87%          +34.87%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)               +0.10%           +4.68%         +5.69%           +4.59%
----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                           +2.51%         +5.50%           +4.33%
----------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                               4.56%
----------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)            7.02%
----------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                       3.88%
----------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)                        5.97%
----------------------------------------------------------------------------------------------------------
CLASS C                                     6-MONTH           1-YEAR         5-YEAR          10-YEAR
----------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                   +4.08%           +8.64%        +33.73%          +69.56%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)               +3.08%           +7.64%         +5.98%           +5.42%
----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                           +5.58%         +5.79%           +5.20%
----------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                               4.53%
----------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)            6.97%
----------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                       3.90%
----------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)                        6.00%
----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


56 | Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. IN GENERAL, AN INVESTOR IS PAID A HIGHER YIELD TO ASSUME A GREATER DEGREE OF CREDIT RISK. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B:  These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(4) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 8/31/05.

(5) Taxable equivalent distribution rate and yield assume the 2005 maximum federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/05.


                                                          Semiannual Report | 57

YOUR FUND'S EXPENSES

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


58 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT   ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                     VALUE 2/28/05     VALUE 8/31/05     PERIOD* 2/28/05-8/31/05
-------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000          $ 1,043.30               $ 3.19
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000          $ 1,022.08               $ 3.16
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000          $ 1,041.00               $ 6.02
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000          $ 1,019.31               $ 5.96
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000          $ 1,040.80               $ 6.02
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000          $ 1,019.31               $ 5.96
-------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.62%; B: 1.17%; and C: 1.17%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                          Semiannual Report | 59

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New Jersey Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and New Jersey personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin New Jersey Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                                % OF TOTAL
RATINGS                                                  LONG-TERM INVESTMENTS**
--------------------------------------------------------------------------------
AAA                                                              70.7%
--------------------------------------------------------------------------------
AA                                                                1.0%
--------------------------------------------------------------------------------
A                                                                 7.0%
--------------------------------------------------------------------------------
BBB                                                               6.2%
--------------------------------------------------------------------------------
Below Investment Grade                                            0.8%
--------------------------------------------------------------------------------
Not Rated by S&P                                                 14.3%
--------------------------------------------------------------------------------

* Standard & Poor's (S&P) is the primary independent rating agency. Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                       MOODY'S      FITCH      INTERNAL
AAA or Aaa                       7.0%         --          0.3%
AA or Aa                         0.5%         --           --
A                                1.8%         --           --
BBB or Baa                       4.1%        0.3%         0.3%
--------------------------------------------------------------
Total                           13.4%        0.3%         0.6%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin New Jersey Tax-Free Income Fund's semiannual report for the period ended August 31, 2005.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields fell, bond prices rose for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, increased from $12.18 on February 28, 2005, to $12.29 on August 31, 2005. The Fund's Class A

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 159.


60 | Semiannual Report

DIVIDEND DISTRIBUTIONS(2)
Franklin New Jersey Tax-Free Income Fund
3/1/05-8/31/05

--------------------------------------------------------------------------------
                                                   DIVIDEND PER SHARE
                                      ------------------------------------------
MONTH                                    CLASS A        CLASS B        CLASS C
--------------------------------------------------------------------------------
March                                   4.46 cents     3.87 cents     3.88 cents
--------------------------------------------------------------------------------
April                                   4.46 cents     3.87 cents     3.88 cents
--------------------------------------------------------------------------------
May                                     4.46 cents     3.87 cents     3.88 cents
--------------------------------------------------------------------------------
June                                    4.42 cents     3.87 cents     3.86 cents
--------------------------------------------------------------------------------
July                                    4.42 cents     3.87 cents     3.86 cents
--------------------------------------------------------------------------------
August                                  4.42 cents     3.87 cents     3.86 cents
--------------------------------------------------------------------------------
TOTAL                                  26.64 CENTS    23.22 CENTS    23.22 CENTS
--------------------------------------------------------------------------------

shares paid dividends totaling 26.64 cents per share for the same period.(2) The Performance Summary beginning on page 63 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.10% based on an annualization of the current 4.39 cent per share dividend and the maximum offering price of $12.84 on August 31, 2005. An investor in the 2005 maximum combined federal and New Jersey personal income tax bracket of 40.83% would need to earn a distribution rate of 6.93% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the year under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls as well as from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

STATE UPDATE

New Jersey has a strong and diverse economic base. Resident wealth levels are among the highest in the nation, and the state has broad legal powers to raise revenues and adjust spending programs to maintain solvency. A broad-based economic recovery was well under way through mid-2005, with employment and personal income growing more than 0.6% and 5.1%, respectively, in

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


                                                          Semiannual Report | 61

PORTFOLIO BREAKDOWN
Franklin New Jersey Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Hospital & Health Care                                                     24.9%
--------------------------------------------------------------------------------
Prerefunded                                                                21.9%
--------------------------------------------------------------------------------
Transportation                                                             18.7%
--------------------------------------------------------------------------------
General Obligation                                                         10.6%
--------------------------------------------------------------------------------
Utilities                                                                   6.2%
--------------------------------------------------------------------------------
Other Revenue                                                               5.9%
--------------------------------------------------------------------------------
Higher Education                                                            5.4%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        2.9%
--------------------------------------------------------------------------------
Housing                                                                     1.9%
--------------------------------------------------------------------------------
Tax-Supported                                                               1.3%
--------------------------------------------------------------------------------
Corporate-Backed                                                            0.3%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

2004.(3) The state's strengths include its location, diverse industrial base, extensive transportation infrastructure, large contingent of high-technology and research operations, skilled workforce and high income levels.

Revenue performance in fiscal year 2005 was stronger than anticipated, and the state adopted a fiscal year 2006 budget designed to make strides toward structural balance and turning around its weak but improving fiscal situation. Gross income tax was projected to increase 7.8% above the fiscal year 2005 budget target, although sales and corporate business taxes were estimated to be less than fiscal year 2005 budget targets.(3) A recent court ruling requires New Jersey to balance future budgets and resolve budgetary imbalances with current or new revenues or expenditure reductions, and not with bond proceeds as it did in fiscal year 2005.

Standard & Poor's (S&P), an independent credit rating agency, raised its rating on New Jersey's outstanding general obligation debt to AA due largely to the state economy's underlying strength.(4) S&P also holds a stable outlook for the state, based on expectations that New Jersey will continue to move toward structural balance and that it will maintain its positive financial position.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin New Jersey Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

(3) Source: Standard & Poor's, "Research: New Jersey; Tax Secured, General Obligation," RATINGSDIRECT, 7/19/05.

(4)   This does not indicate S&P's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


62 | Semiannual Report

PERFORMANCE SUMMARY AS OF 8/31/05

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRNJX)                          CHANGE      8/31/05     2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.11       $12.29      $12.18
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                     $0.2664
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FNJBX)                          CHANGE      8/31/05     2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.11       $12.35      $12.24
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                     $0.2322
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FNIIX)                          CHANGE      8/31/05     2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.11       $12.38      $12.27
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                     $0.2322
--------------------------------------------------------------------------------


                                                          Semiannual Report | 63

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------------------
CLASS A                                     6-MONTH           1-YEAR         5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                   +3.16%           +6.65%        +35.85%          +76.36%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)               -1.22%           +2.15%         +5.39%           +5.38%
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                           +0.60%         +5.39%           +5.24%
-----------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                               4.10%
-----------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)            6.93%
-----------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                       3.25%
-----------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)                        5.49%
-----------------------------------------------------------------------------------------------------------
CLASS B                                     6-MONTH           1-YEAR         5-YEAR      INCEPTION (2/1/00)
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                   +2.85%           +6.04%        +32.33%          +43.00%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)               -1.15%           +2.04%         +5.44%           +6.48%
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                           +0.58%         +5.45%           +6.26%
-----------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                               3.74%
-----------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)            6.32%
-----------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                       2.85%
-----------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)                        4.82%
-----------------------------------------------------------------------------------------------------------
CLASS C                                     6-MONTH           1-YEAR         5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                   +2.85%           +6.01%        +32.25%          +67.13%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)               +1.85%           +5.01%         +5.75%           +5.27%
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                           +3.56%         +5.72%           +5.12%
-----------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                               3.72%
-----------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)            6.29%
-----------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                       2.86%
-----------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)                        4.83%
-----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


64 | Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B:  These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(4) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 8/31/05.

(5) Taxable equivalent distribution rate and yield assume the published rates as of 6/3/05 for the maximum combined federal and New Jersey personal income tax bracket of 40.83%, based on the federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/05.


                                                          Semiannual Report | 65

YOUR FUND'S EXPENSES

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


66 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                     VALUE 2/28/05      VALUE 8/31/05    PERIOD* 2/28/05-8/31/05
-------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000          $ 1,066.50              $ 3.33
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000          $ 1,021.98              $ 3.26
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000          $ 1,060.40              $ 6.18
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000          $ 1,019.21              $ 6.06
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000          $ 1,060.10              $ 6.18
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000          $ 1,019.21              $ 6.06
-------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.64%; B: 1.19%; and C: 1.19%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                          Semiannual Report | 67

FRANKLIN OREGON TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Oregon Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Oregon personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Oregon Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/05**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

AAA ......................................  34.1%
AA .......................................  23.3%
A ........................................   7.6%
BBB ......................................   7.1%
Below Investment Grade ...................   2.0%
Not Rated by S&P .........................  25.9%

* Standard & Poor's (S&P) is the primary independent rating agency. Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                       MOODY'S       FITCH    INTERNAL
AAA or Aaa                      16.6%         --         0.7%
AA or Aa                         6.2%         --          --
A                                0.1%         --          --
BBB or Baa                       0.6%        1.4%         --
Below Investment Grade            --          --         0.3%
-------------------------------------------------------------
Total                           23.5%        1.4%        1.0%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Oregon Tax-Free Income Fund's semiannual report for the period ended August 31, 2005.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields fell, bond prices rose for the six-month reporting period. The Fund's

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 168.


68 | Semiannual Report

DIVIDEND DISTRIBUTIONS(2)
Franklin Oregon Tax-Free Income Fund
3/1/05-8/31/05

--------------------------------------------------------------------------------
                                                         DIVIDEND PER SHARE
                                                     ---------------------------
MONTH                                                  CLASS A        CLASS C
--------------------------------------------------------------------------------
March                                                 4.31 cents     3.72 cents
--------------------------------------------------------------------------------
April                                                 4.31 cents     3.72 cents
--------------------------------------------------------------------------------
May                                                   4.31 cents     3.72 cents
--------------------------------------------------------------------------------
June                                                  4.31 cents     3.77 cents
--------------------------------------------------------------------------------
July                                                  4.31 cents     3.77 cents
--------------------------------------------------------------------------------
August                                                4.31 cents     3.77 cents
--------------------------------------------------------------------------------
TOTAL                                                25.86 CENTS    22.47 CENTS
--------------------------------------------------------------------------------

Class A share price, as measured by net asset value, increased from $11.90 on February 28, 2005, to $12.02 on August 31, 2005. The Fund's Class A shares paid dividends totaling 25.86 cents per share for the same period.(2) The Performance Summary beginning on page 71 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.03% based on an annualization of the current 4.21 cent per share dividend and the maximum offering price of $12.55 on August 31, 2005. An investor in the 2005 maximum combined federal and Oregon personal income tax bracket of 40.85% would need to earn a distribution rate of 6.81% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

Oregon's economy has diversified away from traditional industries such as lumber, wood products and agriculture. Although the state's unemployment rate has been above the national average since 1996, job growth was 2.0% in 2004 and is projected to increase 2.9% in 2005 and 1.5% in 2006.(3) In August 2005, Oregon's unemployment rate was 6.7% compared with the 4.9% national rate.(4)

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

(3) Source: Standard & Poor's, "Research: Oregon; Tax Secured, General Obligation," RATINGSDIRECT, 8/1/05.

(4)   Source: Bureau of Labor Statistics.


                                                          Semiannual Report | 69

PORTFOLIO BREAKDOWN
Franklin Oregon Tax-Free Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
General Obligation                                                         23.2%
--------------------------------------------------------------------------------
Prerefunded                                                                20.5%
--------------------------------------------------------------------------------
Transportation                                                             16.2%
--------------------------------------------------------------------------------
Utilities                                                                   8.6%
--------------------------------------------------------------------------------
Higher Education                                                            7.7%
--------------------------------------------------------------------------------
Hospital & Health Care                                                      6.7%
--------------------------------------------------------------------------------
Housing                                                                     5.0%
--------------------------------------------------------------------------------
Other Revenue                                                               4.6%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        4.4%
--------------------------------------------------------------------------------
Corporate-Backed                                                            2.0%
--------------------------------------------------------------------------------
Tax-Supported                                                               1.1%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

Oregon's financial position, although weakened by a prolonged economic slowdown, was stabilized by corrective budgetary actions. Such actions included eliminating government positions, freezing salaries, transferring other funds to the general fund, and increasing certain taxes to enhance revenue. Tax hikes included a personal income tax surcharge and an increase in the corporate minimum tax. The state's May 2005 economic and revenue forecast revision projected a 2003-2005 budget general fund ending balance of $292.6 million, compared with a prior estimate of $56.5 million.(3) Higher-than-expected personal income taxes, which represented nearly 90% of general fund revenues, accounted for most of the upward forecast revision.(5) The forecast for corporate income taxes was also revised higher, reflecting a surge in business investment as the economy improved. Largely as a result, the budget was balanced with no additional action required from the legislature or governor to meet the balanced budget constitutional requirement.

Moody's Investors Service, an independent credit rating agency, assigned a rating of Aa3 to Oregon's general obligation bonds.(6) The rating reflects the state's improving economy and financial trends that should benefit from economically driven revenue growth. In addition, future funding of Oregon's rainy day fund was expected to have a positive effect on the state's long-term fiscal health. The state faces a rising debt burden. Net tax-supported debt as a percentage of personal income was 4.7% and debt per capita was $1,351, well above the 50-state medians of 2.4% and $703.(3) Moody's anticipates that Oregon's debt levels will increase moderately in coming years, but that they will remain manageable.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Oregon Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

(5)   Source: Moody's Investors Service, "New Issue: Oregon (State of),"
      7/29/05.

(6)   This does not indicate Moody's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


70 | Semiannual Report

PERFORMANCE SUMMARY AS OF 8/31/05

FRANKLIN OREGON TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRORX)                          CHANGE      8/31/05     2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.12       $12.02      $11.90
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                     $0.2586
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FORIX)                          CHANGE      8/31/05     2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.12       $12.13      $12.01
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                     $0.2247
--------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------------------------
CLASS A                                     6-MONTH           1-YEAR         5-YEAR      10-YEAR
------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                   +3.25%            +6.67%       +34.87%      +72.62%
------------------------------------------------------------------------------------------------
Average Annual Total Return(2)               -1.15%            +2.16%        +5.24%       +5.15%
------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                            +0.89%        +5.24%       +5.02%
------------------------------------------------------------------------------------------------
   Distribution Rate(4)                               4.03%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)            6.81%
------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                       3.36%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)                        5.68%
------------------------------------------------------------------------------------------------
CLASS C                                     6-MONTH           1-YEAR         5-YEAR      10-YEAR
------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                   +2.93%            +6.12%       +31.23%      +63.68%
------------------------------------------------------------------------------------------------
Average Annual Total Return(2)               +1.93%            +5.12%        +5.59%       +5.05%
------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                            +3.71%        +5.57%       +4.92%
------------------------------------------------------------------------------------------------
   Distribution Rate(4)                               3.63%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)            6.14%
------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                       2.97%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)                        5.02%
------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 71

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(4) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/05.

(5) Taxable equivalent distribution rate and yield assume the published rates as of 6/3/05 for the maximum combined federal and Oregon personal income tax bracket of 40.85%, based on the federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/05.


72 | Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN OREGON TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 73

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expense

-------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                     VALUE 2/28/05     VALUE 8/31/05     PERIOD* 2/28/05-8/31/05
-------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000          $ 1,032.50              $ 3.31
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000          $ 1,021.95              $ 3.29
-------------------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000          $ 1,029.30              $ 6.12
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000          $ 1,019.16              $ 6.09
-------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.65% and C: 1.20%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


74 | Semiannual Report

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Pennsylvania Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Pennsylvania personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Pennsylvania Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/05**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

AAA ....................................... 64.2%
AA ........................................  5.2%
A .........................................  2.2%
BBB ....................................... 13.6%
Not Rated by S&P .......................... 14.8%

* Standard & Poor's (S&P) is the primary independent rating agency. Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                       MOODY'S      INTERNAL
AAA or Aaa                      13.5%          0.7%
A                                0.1%           --
BBB or Baa                       0.5%           --
---------------------------------------------------
Total                           14.1%          0.7%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Pennsylvania Tax-Free Income Fund's semiannual report for the period ended August 31, 2005.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields fell, bond prices rose for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, increased from $10.48

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 177.


                                                          Semiannual Report | 75

DIVIDEND DISTRIBUTIONS(2)
Franklin Pennsylvania Tax-Free Income Fund
3/1/05-8/31/05

--------------------------------------------------------------------------------
                                                   DIVIDEND PER SHARE
                                       -----------------------------------------
MONTH                                    CLASS A        CLASS B        CLASS C
--------------------------------------------------------------------------------
March                                   3.87 cents     3.38 cents     3.38 cents
--------------------------------------------------------------------------------
April                                   3.87 cents     3.38 cents     3.38 cents
--------------------------------------------------------------------------------
May                                     3.87 cents     3.38 cents     3.38 cents
--------------------------------------------------------------------------------
June                                    3.87 cents     3.40 cents     3.42 cents
--------------------------------------------------------------------------------
July                                    3.87 cents     3.40 cents     3.42 cents
--------------------------------------------------------------------------------
August                                  3.87 cents     3.40 cents     3.42 cents
--------------------------------------------------------------------------------
TOTAL                                  23.22 CENTS    20.34 CENTS    20.40 CENTS
--------------------------------------------------------------------------------

on February 28, 2005, to $10.55 on August 31, 2005. The Fund's Class A shares paid dividends totaling 23.22 cents per share for the same period.(2) The Performance Summary beginning on page 78 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.21% based on an annualization of the current 3.87 cent per share dividend and the maximum offering price of $11.02 on August 31, 2005. An investor in the 2005 maximum combined federal and Pennsylvania personal income tax bracket of 37.00% would need to earn a distribution rate of 6.68% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.

COMMONWEALTH UPDATE

Pennsylvania's diverse economy performed well during the reporting period, with better-than-anticipated job and income growth reversing a trend of rising unemployment rates. In August 2005, the state's unemployment rate was 5.0%, just above the nation's 4.9% rate.(3) Budget forecast reviews in January and April 2005 revealed better revenue growth than expected and resulted in upward budget revenue revisions. These revisions were fueled by solid receipts of corporate, personal income, and sales and use taxes.

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

(3)   Source: Bureau of Labor Statistics.


76 | Semiannual Report

Relative to most other large, industrial states, Pennsylvania's general obligation debt burden remained relatively low at $567 per capita and 1.8% of personal income.(4) The commonwealth's policy of attempting to balance debt issuance amounts with debt being retired, along with using current funds for highway projects and setting aside funds for debt retirement, contributed to the favorable debt ratios. Pennsylvania has a responsive financial management team that has enacted revenue enhancements and expenditure reductions while undertaking recent efforts to balance operations without excessive use of nonrecurring measures.

Moody's Investors Service, an independent credit rating agency, assigned a rating of Aa2 with a stable outlook to Pennsylvania's general obligation debt.(5) The outlook reflects the commonwealth's continued focus on sound financial management, even as it protects core Medicaid services and implements new education funding programs. Although budget reserves were narrow, other liquidity measures remained relatively strong. The outlook also assumes that the trend of moderate debt issuance will continue and result in maintaining comfortable debt ratios.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Pennsylvania Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

PORTFOLIO BREAKDOWN
Franklin Pennsylvania Tax-Free
Income Fund
8/31/05

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                                21.1%
--------------------------------------------------------------------------------
General Obligation                                                         17.8%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     13.7%
--------------------------------------------------------------------------------
Higher Education                                                           10.4%
--------------------------------------------------------------------------------
Transportation                                                             10.4%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        9.7%
--------------------------------------------------------------------------------
Utilities                                                                   5.7%
--------------------------------------------------------------------------------
Other Revenue                                                               4.9%
--------------------------------------------------------------------------------
Housing                                                                     3.4%
--------------------------------------------------------------------------------
Corporate-Backed                                                            2.8%
--------------------------------------------------------------------------------
Tax-Supported                                                               0.1%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

(4) Source: Standard & Poor's, "Research: Pennsylvania; Tax Secured, General Obligation," RATINGSDIRECT, 5/18/05.

(5)   This does not indicate Moody's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 77

PERFORMANCE SUMMARY AS OF 8/31/05

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRPAX)                          CHANGE      8/31/05     2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.07       $10.55      $10.48
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                     $0.2322
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FBPTX)                          CHANGE      8/31/05     2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.07       $10.58      $10.51
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                     $0.2034
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FRPTX)                          CHANGE      8/31/05     2/28/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.07       $10.63      $10.56
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/05-8/31/05)
--------------------------------------------------------------------------------
Dividend Income                     $0.2040
--------------------------------------------------------------------------------


78 | Semiannual Report

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------------------------------
CLASS A                                     6-MONTH           1-YEAR         5-YEAR       10-YEAR
--------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                   +2.94%           +6.03%        +34.25%       +73.44%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)               -1.48%           +1.54%         +5.15%        +5.20%
--------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                           +0.30%         +5.09%        +5.07%
--------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                               4.21%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)            6.68%
--------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                       3.37%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)                        5.35%
--------------------------------------------------------------------------------------------------------
CLASS B                                     6-MONTH           1-YEAR         5-YEAR   INCEPTION (2/1/00)
--------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                   +2.65%           +5.44%        +30.77%       +41.69%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)               -1.35%           +1.44%         +5.19%        +6.31%
--------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                           +0.24%         +5.15%        +6.09%
--------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                               3.86%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)            6.13%
--------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                       2.98%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)                        4.73%
--------------------------------------------------------------------------------------------------------
CLASS C                                     6-MONTH           1-YEAR         5-YEAR       10-YEAR
--------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                   +2.64%           +5.52%        +30.76%       +64.50%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)               +1.64%           +4.52%         +5.51%        +5.10%
--------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(3)                           +3.22%         +5.45%        +4.96%
--------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                               3.83%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)            6.08%
--------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                       2.98%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)                        4.73%
--------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 79

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(4) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 8/31/05.

(5) Taxable equivalent distribution rate and yield assume the published rates as of 6/3/05 for the maximum combined federal and Pennsylvania personal income tax bracket of 37.00%, based on the federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/05.


80 | Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 81

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT   ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                     VALUE 2/28/05     VALUE 8/31/05      PERIOD* 2/28/05-8/31/05
--------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000          $ 1,029.40               $ 3.38
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000          $ 1,021.88               $ 3.36
--------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000          $ 1,026.50               $ 6.18
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000          $ 1,019.11               $ 6.16
--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000          $ 1,026.40               $ 6.18
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000          $ 1,019.11               $ 6.16
--------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.66%; B: 1.21%; and C: 1.21%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


82 | Semiannual Report

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN ARIZONA TAX-FREE INCOME FUND

                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED
                                                    AUGUST 31,
                                                       2005                            YEAR ENDED FEBRUARY 28,
CLASS A                                             (UNAUDITED)             2005      2004(e)        2003        2002        2001
                                                    -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........     $     11.21      $     11.21    $   10.88   $   10.76   $   10.83    $  10.31
                                                    -----------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................            0.24             0.50         0.52        0.54        0.55        0.57

 Net realized and unrealized gains (losses) ...              --            (0.01)        0.33        0.12       (0.06)       0.52
                                                    -----------------------------------------------------------------------------
Total from investment operations ..............            0.24             0.49         0.85        0.66        0.49        1.09
                                                    -----------------------------------------------------------------------------
Less distributions from net investment income .           (0.24)           (0.49)       (0.52)      (0.54)      (0.56)      (0.57)
                                                    -----------------------------------------------------------------------------
Redemption fees ...............................              --(c)            --(c)        --          --          --          --
                                                    -----------------------------------------------------------------------------
Net asset value, end of period ................     $     11.21      $     11.21    $   11.21   $   10.88   $   10.76    $  10.83
                                                    =============================================================================

Total return(b) ...............................            2.19%            4.61%        8.00%       6.28%       4.63%      10.80%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $   871,114      $   852,608    $ 900,646   $ 880,409   $ 877,126    $777,553

Ratios to average net assets:

 Expenses .....................................            0.63%(d)         0.63%        0.63%       0.63%       0.64%       0.64%

 Net investment income ........................            4.32%(d)         4.52%        4.75%       5.00%       5.12%       5.39%

Portfolio turnover rate .......................           10.53%           27.99%       16.22%      24.94%      27.59%      24.38%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


                     Semiannual Report | See notes to financial statements. | 83

FRANKLIN TAX-FREE TRUST

FRANKLIN ARIZONA TAX-FREE INCOME FUND (CONTINUED)

                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED
                                                    AUGUST 31,
                                                       2005                            YEAR ENDED FEBRUARY 28,
CLASS B                                             (UNAUDITED)             2005      2004(e)        2003        2002        2001
                                                    -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........     $     11.27      $     11.26    $   10.93   $   10.81   $   10.86    $  10.32
                                                    -----------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................            0.21             0.44         0.46        0.48        0.50        0.52

 Net realized and unrealized gains (losses) ...              --               --         0.33        0.12       (0.05)       0.53
                                                    -----------------------------------------------------------------------------
Total from investment operations ..............            0.21             0.44         0.79        0.60        0.45        1.05
                                                    -----------------------------------------------------------------------------
Less distributions from net investment income .           (0.21)           (0.43)       (0.46)      (0.48)      (0.50)      (0.51)
                                                    -----------------------------------------------------------------------------
Redemption fees ...............................              --(c)            --(c)        --          --          --          --
                                                    -----------------------------------------------------------------------------
Net asset value, end of period ................     $     11.27      $     11.27    $   11.26   $   10.93   $   10.81    $  10.86
                                                    =============================================================================

Total return(b) ...............................            1.89%            4.09%        7.28%       5.76%       4.22%      10.37%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $    23,283      $    23,753    $  25,617   $  20,648   $  11,798    $  3,700

Ratios to average net assets:

 Expenses .....................................            1.18%(d)         1.18%        1.18%       1.18%       1.19%       1.19%

 Net investment income ........................            3.77%(d)         3.97%        4.20%       4.45%       4.57%       4.82%

Portfolio turnover rate .......................           10.53%           27.99%       16.22%      24.94%      27.59%      24.38%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


84 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

FRANKLIN ARIZONA TAX-FREE INCOME FUND (CONTINUED)

                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED
                                                    AUGUST 31,
                                                       2005                            YEAR ENDED FEBRUARY 28,
CLASS C                                             (UNAUDITED)             2005      2004(e)        2003        2002        2001
                                                    -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........     $     11.32      $     11.31    $   10.97   $   10.85   $   10.90    $  10.38
                                                    -----------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................            0.22             0.44         0.46        0.48        0.50        0.52

 Net realized and unrealized gains (losses) ...           (0.01)              --         0.33        0.12       (0.05)       0.51
                                                    -----------------------------------------------------------------------------
Total from investment operations ..............            0.21             0.44         0.79        0.60        0.45        1.03
                                                    -----------------------------------------------------------------------------
Less distributions from net investment income .           (0.21)           (0.43)       (0.45)      (0.48)      (0.50)      (0.51)
                                                    -----------------------------------------------------------------------------
Redemption fees ...............................              --(c)            --(c)        --          --          --          --
                                                    -----------------------------------------------------------------------------
Net asset value, end of period ................     $     11.32      $     11.32    $   11.31   $   10.97   $   10.85    $  10.90
                                                    =============================================================================

Total return(b) ...............................            1.88%            4.09%        7.42%       5.66%       4.21%      10.13%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $    45,534      $    44,055    $  43,027   $  37,315   $  31,526    $ 23,840

Ratios to average net assets:

 Expenses .....................................            1.18%(d)         1.18%        1.20%       1.16%       1.19%       1.19%

 Net investment income ........................            3.77%(d)         3.97%        4.18%       4.47%       4.57%       4.84%

Portfolio turnover rate .......................           10.53%           27.99%       16.22%      24.94%      27.59%      24.38%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


                     Semiannual Report | See notes to financial statements. | 85

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 99.6%
   BONDS 99.6%
   ARIZONA 79.1%
   Arizona Educational Loan Marketing Corp. Revenue,
       Senior Series, 6.375%, 9/01/05 ............................................................  $   10,000,000   $   10,000,000
       Sub Series, 6.625%, 9/01/05 ...............................................................       1,000,000        1,000,000
   Arizona Health Facilities Authority Hospital System Revenue,
       John C. Lincoln Health Network, 5.75%, 12/01/32 ...........................................       3,280,000        3,498,842
       Phoenix Baptist Hospital, MBIA Insured, ETM, 6.25%, 9/01/11 ...............................       1,555,000        1,622,689
   Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A, 6.625%,
     7/01/20 .....................................................................................       6,390,000        7,258,209
   Arizona School Facilities Board Revenue, State School Improvement, Pre-Refunded, 5.00%,
     7/01/19 .....................................................................................       2,000,000        2,183,020
   Arizona State Board of Regents COP, University of Arizona Main Campus, Series A-1,
     AMBAC Insured, 5.125%, 6/01/25 ..............................................................       2,000,000        2,121,560
   Arizona State Municipal Financing Program COP,
       Refunding, Series 14, AMBAC Insured, 5.00%, 8/01/33 .......................................       1,000,000        1,047,470
       Series 20, BIG Insured, ETM, 7.625%, 8/01/06 ..............................................       1,145,000        1,194,178
   Arizona State University COP,
       Arizona State University Project-2002, MBIA Insured, 5.00%, 7/01/20 .......................       5,475,000        5,832,298
       Arizona State University Project-2002, MBIA Insured, 5.00%, 7/01/21 .......................       5,965,000        6,354,276
       Arizona State University Project-2002, MBIA Insured, 5.10%, 7/01/23 .......................       3,545,000        3,793,008
       Arizona State University Project-2002, MBIA Insured, 5.10%, 7/01/24 .......................       1,875,000        2,001,544
       Arizona State University Project-2002, MBIA Insured, 5.10%, 7/01/25 .......................       2,640,000        2,814,926
       Downtown Campus/Mercado Project, Series A, MBIA Insured, 5.80%, 7/01/24 ...................       1,350,000        1,411,249
       Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30 ...........................      17,250,000       18,340,372
       Research Infrastructure Projects, Series A, AMBAC Insured, 5.00%, 9/01/27 .................       2,915,000        3,110,013
       Research Infrastructure Projects, Series A, AMBAC Insured, 5.00%, 9/01/26 .................       1,000,000        1,069,330
   Arizona State University Revenue, FGIC Insured,
       5.00%, 7/01/23 ............................................................................       2,890,000        3,066,146
       5.00%, 7/01/25 ............................................................................       2,250,000        2,378,880
       Pre-Refunded, 5.875%, 7/01/25 .............................................................       1,000,000        1,108,840
   Arizona State University Revenues, System, Refunding, AMBAC Insured, 5.00%, 7/01/27 ...........       1,895,000        2,037,959
   Arizona Student Loan Acquisition Authority Student Loan Revenue,
       junior subordinate, Refunding, Series B-1, 6.15%, 5/01/29 .................................       1,000,000        1,073,290
       Refunding, Senior Series A-1, 5.90%, 5/01/24 ..............................................       1,500,000        1,609,485
   Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility, Series A,
     MBIA Insured, 5.00%, 7/01/28 ................................................................       7,000,000        7,446,320
   Casa Grande IDA,
       IDR, Frito Lay/PepsiCo, 6.65%, 12/01/14 ...................................................         500,000          504,965
       PCR, Frito Lay/PepsiCo, 6.60%, 12/01/10 ...................................................       1,800,000        1,817,658
   Douglas Community Housing Corp. MFR, Rancho La Perilla, Series A, GNMA Secured, 6.125%,
     7/20/41 .....................................................................................       2,240,000        2,389,318
   Eloy Municipal Property Corp. Facilities Revenue, 7.80%, 7/01/09 ..............................          60,000           60,827
   Glendale IDA Educational Facilities Revenue, American Graduate School International,
     Refunding, Connie Lee Insured, 5.875%, 7/01/15 ..............................................       2,200,000        2,272,732
   Glendale IDAR, Midwestern University, Series A,
       5.375%, 5/15/28 ...........................................................................       8,000,000        8,465,120
       Connie Lee Insured, 6.00%, 5/15/16 ........................................................         455,000          473,327
       Connie Lee Insured, 6.00%, 5/15/26 ........................................................         340,000          352,855
       MBIA Insured, 5.375%, 5/15/28 .............................................................       1,050,000        1,113,840


86 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARIZONA (CONT.)
   Glendale Municipal Property Corp. Excise Tax Revenue, Series A, AMBAC Insured, 5.00%,
     7/01/33 .....................................................................................  $    1,000,000   $    1,059,630
   Glendale Water and Sewer Revenue, sub. lien, AMBAC Insured, 5.00%, 7/01/23 ....................       2,000,000        2,137,200
   Goodyear Community Facilities General District No. 1 GO, MBIA Insured, 5.20%, 7/15/25 .........       1,500,000        1,602,795
   Goodyear Community Facilities Utilities District No. 1 GO, MBIA Insured, 5.20%, 7/15/25 .......       1,000,000        1,068,530
   Greater Arizona Development Authority Infrastructure Revenue, Series A, MBIA Insured, 5.00%,
       8/01/26 ...................................................................................       4,425,000        4,761,212
       8/01/27 ...................................................................................       2,320,000        2,490,404
    (a)8/01/30 ...................................................................................      10,700,000       11,431,987
       8/01/35 ...................................................................................       9,090,000        9,673,851
   Marana Municipal Property Corp. Municipal Facilities Revenue, Refunding, MBIA Insured,
     5.25%, 7/01/22 ..............................................................................       1,100,000        1,169,113
   Maricopa County GO, USD No. 41, Gilbert,
       6.25%, 7/01/15 ............................................................................         160,000          172,733
       Pre-Refunded, 6.25%, 7/01/15 ..............................................................       1,840,000        1,999,381
   Maricopa County Hospital Revenue, Sun Health Corp.,
       6.125%, 4/01/18 ...........................................................................       4,380,000        4,641,793
       5.30%, 4/01/29 ............................................................................       7,095,000        7,276,774
       5.00%, 4/01/35 ............................................................................      12,090,000       12,282,594
       Pre-Refunded, 6.125%, 4/01/18 .............................................................      11,270,000       12,031,627
       Refunding, 5.80%, 4/01/08 .................................................................       3,870,000        4,076,116
       Refunding, 5.90%, 4/01/09 .................................................................       2,120,000        2,233,441
   Maricopa County IDA Health Facilities Revenue,
       Catholic Healthcare West Project, Refunding, Series A, 5.00%, 7/01/16 .....................      10,315,000       10,693,148
       Catholic Healthcare West, Refunding, ACA Insured, 5.00%, 7/01/16 ..........................       1,785,000        1,833,570
       Catholic Healthcare West, Refunding, Series A, ACA Insured, 5.00%, 7/01/21 ................       9,600,000        9,809,472
       Catholic Healthcare West, Series A, 5.375%, 7/01/23 .......................................       7,000,000        7,493,990
       Catholic Healthcare West, Series A, 5.50%, 7/01/26 ........................................      12,250,000       13,151,233
   Maricopa County IDA Hospital Facility Revenue,
       Mayo Clinic Hospital, 5.25%, 11/15/37 .....................................................      16,000,000       16,858,240
       Mayo Clinic Hospital, AMBAC Insured, 5.25%, 11/15/37 ......................................       3,000,000        3,134,100
       Samaritan Health Services, Refunding, Series A, MBIA Insured, ETM, 7.00%, 12/01/16 ........       1,890,000        2,396,199
   Maricopa County IDA,
       MFHR, Madera Pointe Apartments Project, Refunding, FSA Insured, 5.90%, 6/01/26 ............       2,105,000        2,165,750
       MFHR, Metro Gardens, Mesa Ridge Project, Series A, MBIA Insured, 5.15%, 7/01/29 ...........       2,350,000        2,409,996
       MFHR, Senior National Health Facilities II, Project A, FSA Insured, 5.50%, 1/01/18 ........       2,000,000        2,209,380
       MFHR, Tierra Antigua Project, Series A-1, AMBAC Insured, 5.30%, 12/01/21 ..................       1,585,000        1,639,239
       MFHR, Villas De Merced Apartment Project, Series A, GNMA Secured, 5.50%, 12/20/37 .........         570,000          578,949
       MFHR, Western Groves Apartments, Series A-1, AMBAC Insured, 5.30%, 12/01/22 ...............       1,785,000        1,845,101
       SFMR, GNMA Secured, 6.25%, 12/01/30 .......................................................          95,000           98,924
   Maricopa County Osborn School District No. 8 GO, Series A, FGIC Insured, Pre-Refunded,
     5.875%, 7/01/14 .............................................................................       1,410,000        1,458,955
   Maricopa County Pollution Control Corp. PCR, Public Service Co. Palo Verde Project, Series A,
     AMBAC Insured, 5.05%, 5/01/29 ...............................................................      11,500,000       12,156,190
   Mesa IDAR, Discovery Health System, Series A, MBIA Insured, Pre-Refunded,
       5.75%, 1/01/25 ............................................................................      41,500,000       46,204,025
       5.625%, 1/01/29 ...........................................................................      18,000,000       19,950,120


                                                          Semiannual Report | 87

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARIZONA (CONT.)
   Mesa Utility System Revenue,
       FGIC Insured, 5.00%, 7/01/21 ..............................................................  $    5,000,000   $    5,283,600
       MBIA Insured, 5.00%, 7/01/26 ..............................................................      10,000,000       10,690,400
       MBIA Insured, 5.00%, 7/01/27 ..............................................................      10,500,000       11,200,875
       MBIA Insured, 5.00%, 7/01/28 ..............................................................      11,000,000       11,734,250
   Mohave County IDA Health Care Revenue, Refunding, GNMA Secured, 6.375%, 11/01/31 ..............         585,000          614,145
   Nogales Municipal Development Authority Inc. Revenue, AMBAC Insured, 5.00%,
       6/01/23 ...................................................................................       2,000,000        2,131,600
       6/01/27 ...................................................................................       1,000,000        1,058,410
   Northern Arizona University COP,
       AMBAC Insured, 5.00%, 9/01/30 .............................................................       6,360,000        6,762,016
       Northern Arizona University Research Projects, AMBAC Insured, 5.00%, 9/01/25 ..............       2,130,000        2,298,462
       Northern Arizona University Research Projects, AMBAC Insured, 5.00%, 9/01/27 ..............       2,355,000        2,529,246
       Northern Arizona University Research Projects, AMBAC Insured, 5.00%, 9/01/30 ..............       3,285,000        3,511,369
   Northern Arizona University Revenues, FGIC Insured, 5.00%, 6/01/30 ............................       1,000,000        1,049,440
   Oro Valley Municipal Property Corp. Revenue, Municipal Water System, MBIA Insured,
     Pre-Refunded, 5.75%, 7/01/17 ................................................................         500,000          516,855
   Peoria Water and Sewer Revenue, FGIC Insured, 5.00%, 7/01/19 ..................................       1,300,000        1,373,853
   Phoenix Airport Revenue,
       Refunding, Series B, MBIA Insured, 6.20%, 7/01/10 .........................................         700,000          710,220
       Refunding, Series C, MBIA Insured, 6.30%, 7/01/10 .........................................       1,680,000        1,704,612
       Refunding, Series C, MBIA Insured, 6.40%, 7/01/11 .........................................       1,785,000        1,811,222
       Refunding, Series C, MBIA Insured, 6.40%, 7/01/12 .........................................         570,000          578,373
       Series D, MBIA Insured, 6.30%, 7/01/10 ....................................................       1,800,000        1,826,370
       Series D, MBIA Insured, 6.40%, 7/01/11 ....................................................       3,825,000        3,881,189
       Series D, MBIA Insured, 6.40%, 7/01/12 ....................................................         820,000          832,046
   Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series B, FGIC Insured, 5.25%,
       7/01/22 ...................................................................................       3,000,000        3,199,590
       7/01/23 ...................................................................................       5,000,000        5,323,450
       7/01/27 ...................................................................................      15,250,000       16,143,650
   Phoenix Civic Improvement Corp. Excise Tax Revenue,
       Adams Street Garage Project, senior lien, Series B, 5.35%, 7/01/24 ........................       2,985,000        3,214,606
       Municipal Courthouse Project, senior lien, Series A, 5.375%, 7/01/29 ......................      18,310,000       19,741,476
   Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien,
       FGIC Insured, Pre-Refunded, 6.00%, 7/01/19 ................................................       3,000,000        3,400,860
       FGIC Insured, Pre-Refunded, 6.00%, 7/01/20 ................................................       3,670,000        4,160,385
       FGIC Insured, Pre-Refunded, 6.00%, 7/01/24 ................................................      24,715,000       28,017,418
       MBIA Insured, 5.00%, 7/01/28 ..............................................................       2,000,000        2,139,620
       MBIA Insured, 5.00%, 7/01/29 ..............................................................       3,405,000        3,627,108
       Refunding, FGIC Insured, 5.00%, 7/01/20 ...................................................       9,710,000       10,260,751
       Refunding, FGIC Insured, 5.125%, 7/01/21 ..................................................      10,000,000       10,674,600
       Refunding, FGIC Insured, 5.00%, 7/01/24 ...................................................       7,050,000        7,427,387
   Phoenix Civic Improvement Corp. Water System Revenue, junior lien,
       FGIC Insured, 5.00%, 7/01/26 ..............................................................       3,250,000        3,430,213
       Pre-Refunded, 6.00%, 7/01/19 ..............................................................       3,000,000        3,077,820
   Phoenix GO,
       5.25%, 7/01/22 ............................................................................       5,420,000        5,849,481
       Various Purposes, Series B, 5.00%, 7/01/27 ................................................       8,360,000        8,843,960


88 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARIZONA (CONT.)
   Phoenix HFC Mortgage Revenue,
       Project A, Refunding, MBIA Insured, 6.50%, 7/01/24 ........................................  $    1,050,000   $    1,052,772
       Section 8 Project, Refunding, Series A, MBIA Insured, 6.90%, 1/01/23 ......................       1,730,000        1,740,155
   Phoenix IDA Government Office Lease Revenue,
       Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/21 ................................       4,300,000        4,570,126
       Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/28 ................................       4,000,000        4,206,560
       Capitol Mall Project, AMBAC Insured, 5.375%, 9/15/22 ......................................       2,000,000        2,171,400
       Capitol Mall Project, AMBAC Insured, 5.50%, 9/15/27 .......................................      24,300,000       26,346,789
   Phoenix IDA Hospital Revenue, Refunding, Series B, Connie Lee Insured, 5.75%, 12/01/16 ........       3,500,000        3,743,530
   Phoenix IDA, SFMR, Series 1B, GNMA Secured, 6.20%, 6/01/22 ....................................          55,000           55,307
   Phoenix Municipal Housing Revenue, Fillmore Gardens Project, Refunding, 6.30%, 6/01/09 ........       1,500,000        1,528,800
   Phoenix Street and Highway Revenue, Refunding, 6.60%, 7/01/07 .................................         610,000          612,989
   Pima County IDA,
       MFR, Series A, FNMA Insured, Pre-Refunded, 6.00%, 12/01/21 ................................       2,720,000        2,878,494
       SFMR, Refunding, Series A, 7.625%, 2/01/12 ................................................         470,000          471,701
       SFMR, Series B-1, GNMA Secured, 6.10%, 5/01/31 ............................................          75,000           78,425
   Prescott Municipal Property Corp. Revenue, Refunding, Series 2004, MBIA Insured, 5.00%,
     7/01/34 .....................................................................................       2,665,000        2,830,736
   Salt River Project Agricultural Improvement and Power District Electric System Revenue,
     Salt River Project,
       Refunding, Series A, 5.00%, 1/01/23 .......................................................       6,000,000        6,434,100
       Refunding, Series A, 5.00%, 1/01/31 .......................................................       1,375,000        1,451,601
    (a)Series A, 5.00%, 1/01/35 ..................................................................      10,000,000       10,733,100
       Series B, 5.00%, 1/01/31 ..................................................................       6,105,000        6,449,078
   Scottsdale GO, Refunding, 5.00%, 7/01/22 ......................................................       3,000,000        3,234,780
   Scottsdale IDA Hospital Revenue, Scottsdale Healthcare,
       5.70%, 12/01/21 ...........................................................................       2,000,000        2,179,540
       5.80%, 12/01/31 ...........................................................................      14,865,000       16,143,836
   Scottsdale Municipal Property Corp. Excise Tax Revenue,
       5.00%, 7/01/24 ............................................................................       5,000,000        5,414,600
       Series A, 5.00%, 7/01/34 ..................................................................       2,000,000        2,139,620
   Sierra Vista Municipal Property Corp. Facilities Revenue, AMBAC Insured, 6.15%, 1/01/15 .......         360,000          365,249
   Southern Arizona Capital Facilities Finance Corp. Student Housing Revenue, University of
     Arizona Project, MBIA Insured, Pre-Refunded, 5.10%, 9/01/33 .................................       3,000,000        3,324,600
   Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,
       7/01/28 ...................................................................................       4,275,000        4,532,868
       7/01/34 ...................................................................................      11,510,000       12,117,613
   Tolleson IDA, MFR, Copper Cove Project, Series A, GNMA Secured,
       5.40%, 11/20/22 ...........................................................................       1,090,000        1,139,955
       5.45%, 11/20/32 ...........................................................................       1,285,000        1,344,881
   Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31 ...............      10,000,000       10,522,900
   Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation, Series A,
     AMBAC Insured, 5.00%, 7/15/32 ...............................................................       1,000,000        1,047,800
   Tucson Water Revenue,
       Series A, FGIC Insured, 5.00%, 7/01/23 ....................................................       3,600,000        3,790,800
       Series D, FGIC Insured, 5.25%, 7/01/23 ....................................................       3,000,000        3,161,850
       Series D, FGIC Insured, 5.25%, 7/01/24 ....................................................       2,700,000        2,868,399


                                                          Semiannual Report | 89

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARIZONA (CONT.)
   University of Arizona COP,
       Parking and Student Housing, AMBAC Insured, Pre-Refunded, 5.75%, 6/01/24 ..................  $    1,115,000   $    1,221,315
       University of Arizona Projects, Series B, AMBAC Insured, 5.125%, 6/01/22 ..................       2,250,000        2,420,033
       University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/26 ...................       7,070,000        7,506,997
       University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/28 ...................       7,000,000        7,418,390
       University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/31 ...................       5,565,000        5,863,618
   University of Arizona University Revenues, Arizona Board of Regents System, Series A,
     FGIC Insured, 5.80%, 6/01/24 ................................................................       2,000,000        2,210,200
   Yavapai County IDA Hospital Facility Revenue, Regional Medical Center, Series A, 6.00%,
     8/01/33 .....................................................................................       2,000,000        2,157,560
   Yavapai County USD No. 28 Camp Verde GO, Refunding, FGIC Insured, 6.00%, 7/01/09 ..............          75,000           76,447
   Yuma IDA Hospital Revenue,
       Regency Apartments, Refunding, Series A, GNMA Secured, 5.50%, 12/20/32 ....................         920,000          921,444
       Yuma Regional Medical Center, FSA Insured, Pre-Refunded, 5.50%, 8/01/21 ...................       2,015,000        2,272,174
   Yuma Municipal Property Corp. Revenue, Municipal Facilities, AMBAC Insured, 5.00%,
     7/01/25 .....................................................................................       3,100,000        3,286,062
                                                                                                                     --------------
                                                                                                                        743,690,430
                                                                                                                     --------------
   U.S. TERRITORIES 20.5%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset Backed Bonds,
     Refunding, 5.50%, 5/15/39 ...................................................................       5,000,000        5,221,200
   Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.375%, 7/01/28 ....................       3,355,000        3,597,600
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
       5.00%, 7/01/36 ............................................................................      10,000,000       10,599,900
       5.50%, 7/01/36 ............................................................................       8,550,000        9,547,357
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series J, MBIA Insured, 5.00%, 7/01/29 .........................................       5,000,000        5,372,100
       Series B, Pre-Refunded, 6.00%, 7/01/39 ....................................................      19,600,000       22,266,188
       Series D, 5.375%, 7/01/36 .................................................................       5,000,000        5,375,600
   Puerto Rico Electric Power Authority Power Revenue,
       Series II, 5.25%, 7/01/31 .................................................................      15,000,000       16,056,000
       Series RR, FGIC Insured, 5.00%, 7/01/35 ...................................................         500,000          538,140
   Puerto Rico HFC Revenue,
       MFM, Portfolio A-I, 7.50%, 4/01/22 ........................................................         485,000          486,213
       Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%, 12/01/26 ....................          40,000           40,476
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Hospital Revenue,
       Dr. Pila Hospital Project, Refunding, FHA Insured, 5.875%, 8/01/12 ........................       5,080,000        5,186,121
       Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 .................       2,790,000        2,851,687
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
       Series D, 5.375%, 7/01/33 .................................................................       8,190,000        8,810,311
       Series D, Pre-Refunded, 5.375%, 7/01/33 ...................................................      21,810,000       24,340,832
       Series I, 5.375%, 7/01/34 .................................................................      40,000,000       43,462,400
       Series I, 5.00%, 7/01/36 ..................................................................       7,000,000        7,356,090


90 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES (CONT.)
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
       5.50%, 8/01/29 ............................................................................  $    3,660,000   $    3,997,489
       Pre-Refunded, 5.50%, 8/01/29 ..............................................................      11,340,000       12,755,005
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/13 .......       2,500,000        2,674,275
   Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.50%,
     7/01/17 .....................................................................................       1,500,000        1,562,925
                                                                                                                     --------------
                                                                                                                        192,097,909
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $867,640,466) 99.6% .........................................                      935,788,339
                                                                                                                     --------------
   OTHER ASSETS, LESS LIABILITIES 0.4% ...........................................................                        4,142,816
                                                                                                                     --------------
   NET ASSETS 100.0% .............................................................................                   $  939,931,155
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 183.

(a) See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.


                     Semiannual Report | See notes to financial statements. | 91

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN COLORADO TAX-FREE INCOME FUND

                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED
                                                    AUGUST 31,
                                                       2005                            YEAR ENDED FEBRUARY 28,
CLASS A                                             (UNAUDITED)             2005      2004(e)        2003        2002        2001
                                                    -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........     $     12.04      $     12.19    $   11.98   $   11.79   $   11.64    $  10.90
                                                    -----------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................            0.27             0.54         0.55        0.57        0.58        0.59

 Net realized and unrealized gains (losses) ...            0.11            (0.15)        0.19        0.19        0.16        0.74
                                                    -----------------------------------------------------------------------------
Total from investment operations ..............            0.38             0.39         0.74        0.76        0.74        1.33
                                                    -----------------------------------------------------------------------------
Less distributions from net investment income .           (0.27)           (0.54)       (0.53)      (0.57)      (0.59)      (0.59)
                                                    -----------------------------------------------------------------------------
Redemption fees ...............................              --(c)            --(c)        --          --          --          --
                                                    -----------------------------------------------------------------------------
Net asset value, end of period ................     $     12.15      $     12.04    $   12.19   $   11.98   $   11.79    $  11.64
                                                    =============================================================================

Total return(b) ...............................            3.20%            3.39%        6.39%       6.62%       6.48%      12.50%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $   360,704      $   346,589    $ 339,134   $ 345,825   $ 309,109    $285,169

Ratios to average net assets:

 Expenses .....................................            0.68%(d)         0.69%        0.69%       0.69%       0.70%       0.71%

 Net investment income ........................            4.37%(d)         4.52%        4.56%       4.79%       4.95%       5.27%

Portfolio turnover rate .......................           12.76%           30.06%       17.79%      26.30%      20.72%      50.05%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


92 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

FRANKLIN COLORADO TAX-FREE INCOME FUND (CONTINUED)

                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED
                                                    AUGUST 31,
                                                       2005                            YEAR ENDED FEBRUARY 28,
CLASS C                                             (UNAUDITED)             2005      2004(e)        2003        2002        2001
                                                    -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........     $     12.13      $     12.27    $   12.06   $   11.86   $   11.70    $  10.96
                                                    -----------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................            0.23             0.48         0.48        0.51        0.52        0.54

 Net realized and unrealized gains (losses) ...            0.10            (0.14)        0.20        0.20        0.16        0.73
                                                    -----------------------------------------------------------------------------
Total from investment operations ..............            0.33             0.34         0.68        0.71        0.68        1.27
                                                    -----------------------------------------------------------------------------
Less distributions from net investment income .           (0.23)           (0.48)       (0.47)      (0.51)      (0.52)      (0.53)
                                                    -----------------------------------------------------------------------------
Redemption fees ...............................              --(c)            --(c)        --          --          --          --
                                                    -----------------------------------------------------------------------------
Net asset value, end of period ................     $     12.23      $     12.13    $   12.27   $   12.06   $   11.86    $  11.70
                                                    =============================================================================

Total return(b) ...............................            2.81%            2.88%        5.75%       6.10%       5.95%      11.83%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $    41,495      $    40,875    $  43,075   $  43,821   $  34,473    $ 23,450

Ratios to average net assets:

 Expenses .....................................            1.23%(d)         1.24%        1.26%       1.22%       1.25%       1.26%

 Net investment income ........................            3.82%(d)         3.97%        3.99%       4.26%       4.40%       4.72%

Portfolio turnover rate .......................           12.76%           30.06%       17.79%      26.30%      20.72%      50.05%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


                     Semiannual Report | See notes to financial statements. | 93

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN COLORADO TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.6%
   BONDS 97.3%
   COLORADO 93.7%
   Arapahoe County MFR, Housing Development Reserve, South Creek Project, Series A,
     FSA Insured, 6.45%, 6/01/32 .................................................................  $    3,105,000   $    3,323,530
   Arapahoe County Water and Wastewater GO, Refunding, Series A, MBIA Insured, 5.125%,
     12/01/32 ....................................................................................      15,000,000       15,953,400
   Arvada IDR, Wanco Inc. Project,
       5.25%, 12/01/07 ...........................................................................          65,000           66,410
       5.80%, 12/01/17 ...........................................................................         480,000          502,570
   Aurora COP, AMBAC Insured, 5.50%, 12/01/30 ....................................................       4,935,000        5,363,802
   Boulder County Development Revenue, University Corp. for Atmospheric Research, MBIA Insured,
     5.00%, 9/01/33 ..............................................................................       1,500,000        1,575,705
   Boulder County Hospital Revenue, Longmont United Hospital Project,
       5.50%, 12/01/12 ...........................................................................       1,000,000        1,029,530
       5.60%, 12/01/17 ...........................................................................       3,385,000        3,479,882
   Bowles Metropolitan District GO, Refunding, FSA Insured, 5.00%, 12/01/33 ......................       2,500,000        2,636,100
   Broadlands Metropolitan District No. 2 GO, Refunding, MBIA Insured, 5.25%, 12/01/34 ...........       8,655,000        9,351,122
   Broomfield COP,
       AMBAC Insured, 6.00%, 12/01/29 ............................................................       2,000,000        2,220,080
       Master Facilities Lease Purchase, AMBAC Insured, 5.625%, 12/01/22 .........................       1,535,000        1,674,931
   Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC Insured,
     5.00%, 12/01/27 .............................................................................      10,000,000       10,551,600
   Broomfield Sewer Activity Enterprise Sewer and Wastewater Revenue, AMBAC Insured, 5.00%,
     12/01/31 ....................................................................................       7,500,000        7,875,375
   Centennial Downs Metropolitan District GO, Refunding, AMBAC Insured, 5.00%, 12/01/28 ..........       1,560,000        1,659,544
   Colorado Department of Transportation COP, MBIA Insured, 5.00%, 6/15/34 .......................       6,915,000        7,311,921
   Colorado Educational and Cultural Facilities Authority Revenue,
       Student Housing, University of Colorado Foundation Project, AMBAC Insured, 5.00%,
        7/01/27 ..................................................................................       6,545,000        6,888,023
       Student Housing, University of Colorado Foundation Project, AMBAC Insured, 5.00%,
        7/01/32 ..................................................................................      10,005,000       10,474,735
       University of Denver Project, AMBAC Insured, Pre-Refunded, 5.375%, 3/01/23 ................       1,935,000        2,143,167
       University of Denver Project, Refunding, AMBAC Insured, 5.375%, 3/01/23 ...................       2,065,000        2,242,776
   Colorado Health Facilities Authority Revenue,
       Birchwood Manor Project, Series A, GNMA Secured, 7.625%, 4/01/26 ..........................       1,615,000        1,620,782
       Catholic Health Initiatives, Series A, 5.00%, 12/01/28 ....................................       1,800,000        1,847,160
       Community Provider Pooled Loan Program, Series A, FSA Insured, 7.25%, 7/15/17 .............          94,000           94,423
       Covenant Retirement Communities, 6.75%, 12/01/15 ..........................................       1,750,000        1,793,925
       Covenant Retirement Communities, 6.75%, 12/01/25 ..........................................       4,950,000        5,071,225
       Evangelical Lutheran, Series A, 5.25%, 6/01/34 ............................................       3,500,000        3,682,490
       Hospital Improvement, North Colorado Medical Center Inc. Project, FSA Insured,
        Pre-Refunded, 5.75%, 5/15/24 .............................................................       5,000,000        5,516,150
       Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 .........................................       8,000,000        8,285,120
       Oakbrook Manor, Series A, GNMA Secured, 7.25%, 4/01/11 ....................................         195,000          195,647
       Oakbrook Manor, Series A, GNMA Secured, 7.625%, 4/01/26 ...................................         885,000          888,168
       Parkview Medical Center Inc. Project, 5.25%, 9/01/18 ......................................       1,660,000        1,703,276
       Parkview Medical Center Inc. Project, 5.30%, 9/01/25 ......................................       1,615,000        1,647,994
       Portercare Adventist Health, 6.625%, 11/15/26 .............................................       2,500,000        2,867,275
       Portercare Adventist Health, 6.50%, 11/15/31 ..............................................       5,500,000        6,251,300


94 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN COLORADO TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   COLORADO (CONT.)
   Colorado HFAR,
       MF, Project II, Series A-2, 5.30%, 10/01/23 ...............................................  $    1,780,000   $    1,864,069
       MF, Project II, Series A-2, 5.375%, 10/01/32 ..............................................       3,905,000        4,042,651
       MFH, Castle High, Series A, AMBAC Insured, 5.90%, 12/01/20 ................................       2,630,000        2,783,513
       MFH Insured Mortgage, Series A-2, FHA Insured, 6.00%, 10/01/28 ............................       1,000,000        1,037,890
       MFH Insured Mortgage, Series C-3, 6.05%, 10/01/32 .........................................       1,535,000        1,608,097
   Colorado Springs Hospital Revenue,
       6.375%, 12/15/30 ..........................................................................       3,785,000        4,220,010
       Pre-Refunded, 6.375%, 12/15/30 ............................................................       3,715,000        4,292,980
   Colorado Springs Utilities Revenue,
       Refunding and Improvement, Series A, 5.375%, 11/15/26 .....................................      10,000,000       10,417,500
       sub. lien, System Improvement, Series B, 5.00%, 11/15/33 ..................................       4,000,000        4,250,960
   Colorado State Board of Community Colleges and Occupational Education Revenue, Red Rocks
     Community College Project, AMBAC Insured, Pre-Refunded, 6.00%, 11/01/19 .....................          90,000           90,458
   Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A,
       6.15%, 9/01/11 ............................................................................         125,000          125,332
       6.30%, 9/01/14 ............................................................................          25,000           25,068
   Colorado Water Resources and Power Development Authority Small Water Resource Revenue,
     Series A, FGIC Insured, 5.80%, 11/01/20 .....................................................       2,000,000        2,234,040
   Colorado Water Resources and Power Development Authority Water Resources Revenue,
       East Cherry Creek Valley Water Sanitary District, MBIA Insured, 5.00%, 11/15/30 ...........       2,590,000        2,769,073
       Parker Water and Sanitary District, MBIA Insured, 5.00%, 9/01/30 ..........................       5,000,000        5,327,650
   Denver City and County Airport Revenue,
       Series A, AMBAC Insured, 5.625%, 11/15/23 .................................................       4,500,000        4,839,480
       Series B, Pre-Refunded, 5.50%, 11/15/33 ...................................................       5,000,000        5,135,500
       Series D, 7.75%, 11/15/13 .................................................................       1,000,000        1,189,040
   Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.50%, 12/01/25 ............      13,500,000       15,092,730
   Denver Health and Hospital Authority Healthcare Revenue,
       6.25%, 12/01/33 ...........................................................................       3,250,000        3,544,775
       Series A, 6.00%, 12/01/23 .................................................................       1,000,000        1,061,710
       Series A, 6.00%, 12/01/31 .................................................................       5,400,000        5,691,654
(a)Dove Valley Metropolitan District Arapahoe County GO, Refunding, FSA Insured, 5.00%,
       11/01/25 ..................................................................................       1,740,000        1,868,899
       11/01/35 ..................................................................................       2,640,000        2,810,729
   E-470 Public Highway Authority Revenue,
       Refunding, Senior Series A, MBIA Insured, 5.00%, 9/01/26 ..................................       5,000,000        5,182,500
       Senior Series A, MBIA Insured, 5.75%, 9/01/29 .............................................       4,575,000        5,139,372
       Senior Series A, MBIA Insured, 5.75%, 9/01/35 .............................................      10,825,000       12,144,351
   East Quincy Highlands Metropolitan District GO, Refunding, AMBAC Insured, 5.00%,
     12/01/31 ....................................................................................       1,230,000        1,312,164
   El Paso County Mortgage Revenue, Stetson Meadows, Series A, GNMA Secured, 5.25%,
     12/20/32 ....................................................................................       1,890,000        1,965,222
   El Paso County School District No. 2 GO, FGIC Insured, 5.25%, 12/01/26 ........................       4,000,000        4,291,560
   El Paso County School District No. 38 GO, Pre-Refunded, 6.00%, 12/01/24 .......................       1,500,000        1,700,145
   Fort Collins PCR, Anheuser-Busch Co. Project, Refunding, 6.00%, 9/01/31 .......................       5,325,000        5,478,680
   Garfield County Building Corp. COP, AMBAC Insured, 5.75%,
       12/01/19 ..................................................................................       1,500,000        1,662,810
       12/01/24 ..................................................................................       1,000,000        1,104,350


                                                          Semiannual Report | 95

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN COLORADO TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   COLORADO (CONT.)
   Garfield Pitkin and Eagle Counties School District No. RE001 Roaring Fork GO, Series A,
     FSA Insured, 5.00%, 12/15/27 ................................................................  $    5,435,000   $    5,804,580
   Greeley MFR, Housing Mortgage, Creek Stone Project, FHA Insured, 5.95%, 7/01/28 ...............       1,000,000        1,039,140
   La Junta Hospital Revenue, Ark Valley Regional Medical Center Project,
       5.75%, 4/01/14 ............................................................................       2,090,000        2,186,683
       6.00%, 4/01/19 ............................................................................       1,000,000        1,054,400
       6.10%, 4/01/24 ............................................................................       1,000,000        1,050,920
   Lakewood MFHR, Mortgage, FHA Insured,
       6.65%, 10/01/25 ...........................................................................       1,235,000        1,261,096
       6.70%, 10/01/36 ...........................................................................       3,025,000        3,088,858
   Las Animas County School District No. 1 COP, Refunding,
       6.15%, 12/01/08 ...........................................................................       1,000,000        1,017,320
       6.20%, 12/01/10 ...........................................................................         935,000          951,596
   Northwest Parkway Public Highway Authority Revenue, Series A,
       AMBAC Insured, 5.125%, 6/15/26 ............................................................       7,550,000        8,115,948
       AMBAC Insured, 5.125%, 6/15/31 ............................................................       4,465,000        4,769,870
       FSA Insured, 5.25%, 6/15/41 ...............................................................       3,460,000        3,700,643
   Pitkin County Open Space Acquisition GO, Refunding, AMBAC Insured, 5.375%, 12/01/30 ...........       2,940,000        3,170,849
   Pueblo Board Waterworks Water Revenue, Series A, FSA Insured, Pre-Refunded, 6.00%,
     11/01/21 ....................................................................................       4,300,000        4,865,364
   Pueblo County COP, Public Parking, 6.90%, 7/01/15 .............................................         385,000          386,906
   Pueblo County GO, MBIA Insured, Pre-Refunded, 6.00%, 6/01/16 ..................................       4,395,000        4,500,128
   Pueblo County School District No. 070 Pueblo Rural GO, FGIC Insured, Pre-Refunded, 6.00%,
     12/01/19 ....................................................................................       3,995,000        4,446,355
   Summit County Sports Facilities Revenue, Keystone Resorts Project, Ralston Purina Co.,
     Refunding, 7.875%, 9/01/08 ..................................................................       2,750,000        3,131,013
   Thornton Development Authority Tax Increment Revenue, North Washington Street Urban
     Renewal, MBIA Insured, 5.00%, 12/01/29 ......................................................       6,100,000        6,503,698
   Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/29 ..............................       7,010,000        7,473,922
   University of Colorado COP, Series A, AMBAC Insured, 5.00%, 6/01/33 ...........................       6,070,000        6,403,971
   University of Colorado Enterprise System Revenue, Refunding and Improvement, FGIC Insured,
     5.00%, 6/01/33 ..............................................................................      10,790,000       11,553,500
   University of Colorado Hospital Authority Revenue, Series A, 5.60%, 11/15/25 ..................       1,900,000        2,003,322
   University of Northern Colorado Revenue,
     Auxiliary Facilities Systems, Refunding and Improvement, AMBAC Insured, 5.00%,
       6/01/31 ...................................................................................       3,000,000        3,122,580
     FSA Insured, 5.00%, 6/01/30 .................................................................      11,030,000       11,810,483
     FSA Insured, 5.00%, 6/01/35 .................................................................       2,000,000        2,136,560
   Ute Water Conservancy District Water Revenue, MBIA Insured, 5.75%, 6/15/20 ....................       5,000,000        5,584,300
   Westminster Building Authority COP, MBIA Insured, 5.25%, 12/01/22 .............................       1,555,000        1,675,466
                                                                                                                     --------------
                                                                                                                        376,903,571
                                                                                                                     --------------


96 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN COLORADO TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES 3.6%
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%,
       7/01/22 ...................................................................................  $    1,335,000   $    1,376,211
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
       Series D, 5.375%, 7/01/33 .................................................................       2,120,000        2,280,569
       Series I, 5.375%, 7/01/34 .................................................................       5,000,000        5,432,800
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
       5.40%, 10/01/12 ...........................................................................       2,500,000        2,670,075
       5.50%, 10/01/22 ...........................................................................       2,500,000        2,644,975
                                                                                                                     --------------
                                                                                                                         14,404,630
                                                                                                                     --------------
   TOTAL BONDS (COST $363,078,610) ...............................................................                      391,308,201
                                                                                                                     --------------

   ZERO COUPON BONDS 1.3%
   COLORADO 1.3%
   E-470 Public Highway Authority Revenue, Capital Appreciation,
       Series A, MBIA Insured, 9/01/33 ...........................................................       3,000,000          682,530
       Series B, MBIA Insured, 9/01/32 ...........................................................       7,800,000        1,882,998
       Series B, MBIA Insured, 9/01/34 ...........................................................      14,075,000        3,022,184
                                                                                                                     --------------
   TOTAL ZERO COUPON BONDS (COST $5,096,055) .....................................................                        5,587,712
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $368,174,665) ...............................................                      396,895,913
                                                                                                                     --------------

   SHORT TERM INVESTMENTS 0.3%
   BONDS 0.3%
   COLORADO 0.3%
(b)Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federal
     Bond Program,
       Series A-4, Daily VRDN and Put, 2.34%, 2/01/34 ............................................         300,000          300,000
       Series A-7, Weekly VRDN and Put, 2.34%, 7/01/29 ...........................................         745,000          745,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $1,045,000) ................................................                        1,045,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $369,219,665) 98.9% ...................................................                      397,940,913
   OTHER ASSETS, LESS LIABILITIES 1.1% ...........................................................                        4,258,137
                                                                                                                     --------------
   NET ASSETS 100.0% .............................................................................                   $  402,199,050
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 183.

(a) See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


                     Semiannual Report | See notes to financial statements. | 97

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED
                                                    AUGUST 31,
                                                       2005                            YEAR ENDED FEBRUARY 28,
CLASS A                                             (UNAUDITED)             2005      2004(e)        2003        2002        2001
                                                    -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........     $     11.11      $     11.12    $   11.10   $   10.88   $   10.63    $  10.06
                                                    -----------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................            0.24             0.49         0.49        0.51        0.53        0.56

 Net realized and unrealized gains (losses) ...            0.11            (0.02)        0.02        0.22        0.25        0.56
                                                    -----------------------------------------------------------------------------
Total from investment operations ..............            0.35             0.47         0.51        0.73        0.78        1.12
                                                    -----------------------------------------------------------------------------
Less distributions from net investment income .           (0.24)           (0.48)       (0.49)      (0.51)      (0.53)      (0.55)
                                                    -----------------------------------------------------------------------------
Redemption fees ...............................              --               --(c)        --          --          --          --
                                                    -----------------------------------------------------------------------------
Net asset value, end of period ................     $     11.22      $     11.11    $   11.12   $   11.10   $   10.88    $  10.63
                                                    =============================================================================

Total return(b) ...............................            3.23%            4.38%        4.72%       6.90%       7.53%      11.43%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $   265,777      $   249,286    $ 265,854   $ 279,268   $ 266,100    $228,844

Ratios to average net assets:

 Expenses .....................................            0.70%(d)         0.71%        0.70%       0.70%       0.70%       0.73%

 Net investment income ........................            4.28%(d)         4.46%        4.43%       4.66%       4.91%       5.37%

Portfolio turnover rate .......................            3.25%            2.77%        6.79%      10.20%      15.45%      10.11%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


98 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND (CONTINUED)

                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED
                                                    AUGUST 31,
                                                       2005                            YEAR ENDED FEBRUARY 28,
CLASS C                                             (UNAUDITED)             2005      2004(e)        2003        2002        2001
                                                    -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........     $     11.16      $     11.17    $   11.15   $   10.92   $   10.66    $  10.10
                                                    -----------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................            0.21             0.43         0.43        0.45        0.47        0.50

 Net realized and unrealized gains (losses) ...            0.11            (0.02)        0.02        0.23        0.26        0.56
                                                    -----------------------------------------------------------------------------
Total from investment operations ..............            0.32             0.41         0.45        0.68        0.73        1.06
                                                    -----------------------------------------------------------------------------
Less distributions from net investment income .           (0.21)           (0.42)       (0.43)      (0.45)      (0.47)      (0.50)
                                                    -----------------------------------------------------------------------------
Redemption fees ...............................              --               --(c)        --          --          --          --
                                                    -----------------------------------------------------------------------------
Net asset value, end of period ................     $     11.27      $     11.16    $   11.17   $   11.15   $   10.92    $  10.66
                                                    =============================================================================

Total return(b) ...............................            2.93%            3.78%        4.12%       6.40%       7.01%      10.69%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $    41,562      $    40,942    $  42,817   $  46,267   $  38,368    $ 27,256

Ratios to average net assets:

 Expenses .....................................            1.25%(d)         1.26%        1.27%       1.24%       1.25%       1.28%

 Net investment income ........................            3.73%(d)         3.91%        3.86%       4.12%       4.36%       4.83%

Portfolio turnover rate .......................            3.25%            2.77%        6.79%      10.20%      15.45%      10.11%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


                     Semiannual Report | See notes to financial statements. | 99

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.6%
   BONDS 98.6%
   CONNECTICUT 75.5%
   Bridgeport GO, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/15/19 ..........................  $    1,000,000   $    1,128,970
   Connecticut State Airport Revenue, Bradley International Airport, Series A, FGIC Insured,
     5.125%, 10/01/26 ............................................................................       3,000,000        3,145,500
   Connecticut State Development Authority First Mortgage Gross Revenue, Health Care Project,
       5.75%, 12/01/23 ...........................................................................         750,000          796,365
       Baptist Homes Inc. Project, Refunding, Radian Insured, 5.625%, 9/01/22 ....................       2,000,000        2,182,260
       Church Homes Inc., Refunding, 5.80%, 4/01/21 ..............................................       4,000,000        4,082,320
       Elim Park Baptist Home, Refunding, Series A, 5.375%, 12/01/18 .............................       1,100,000        1,127,291
   Connecticut State Development Authority PCR, Connecticut Light and Water, Refunding,
     Series A, 5.85%, 9/01/28 ....................................................................       5,500,000        5,875,155
   Connecticut State Development Authority Revenue, Life Care Facilities, Seabury Project,
     Refunding, Radian Insured, 5.00%, 9/01/21 ...................................................       2,000,000        2,077,680
   Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co.
     Project,
       6.15%, 4/01/35 ............................................................................       1,000,000        1,046,460
       6.00%, 9/01/36 ............................................................................      10,000,000       10,351,200
   Connecticut State GO,
       Series B, 5.00%, 6/15/22 ..................................................................       2,000,000        2,130,980
       Series B, Pre-Refunded, 5.00%, 6/15/20 ....................................................      10,000,000       10,908,700
       Series D, MBIA Insured, 5.00%, 12/01/24 ...................................................       1,000,000        1,081,340
   Connecticut State Health and Educational Facilities Authority Revenue,
       Abbot Terrace Health Center Project, Series A, Pre-Refunded, 6.00%, 11/01/14 ..............       2,000,000        2,111,460
       Brunswick School, Series A, MBIA Insured, 5.00%, 7/01/29 ..................................       5,000,000        5,221,400
       Catholic Health East, Series F, MBIA Insured, 5.75%, 11/15/29 .............................       3,250,000        3,558,035
       Child Care Facilities Program, Series C, AMBAC Insured, 5.625%, 7/01/29 ...................       1,250,000        1,361,325
       Child Care Facilities Program, Series E, AMBAC Insured, 5.00%, 7/01/31 ....................       1,000,000        1,054,230
       Connecticut College Project, Series D-1, MBIA Insured, 5.75%, 7/01/30 .....................       1,000,000        1,111,630
       Danbury Hospital Issue, Refunding, Series G, AMBAC Insured, 5.75%, 7/01/29 ................       3,500,000        3,822,875
       Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%,
        7/01/25 ..................................................................................       9,195,000       10,060,801
       Fairfield University, Series I, MBIA Insured, 5.25%, 7/01/25 ..............................       2,500,000        2,669,500
       Fairfield University, Series I, MBIA Insured, 5.50%, 7/01/29 ..............................       8,000,000        8,666,880
       Fairfield University, Series J, MBIA Insured, 5.00%, 7/01/29 ..............................       3,000,000        3,154,200
       Greenwich Academy, Series B, FSA Insured, 5.00%, 3/01/32 ..................................       4,210,000        4,438,561
       Greenwich Hospital, Series A, MBIA Insured, 5.80%, 7/01/26 ................................       2,000,000        2,082,600
       Griffin Hospital, Series B, Radian Insured, 5.00%, 7/01/23 ................................       1,500,000        1,599,390
       Hebrew Home and Hospital, Series B, FHA Insured, 5.15%, 8/01/28 ...........................       3,765,000        3,950,577
       Horace Bushnell Memorial Hall, Series A, MBIA Insured, 5.625%, 7/01/29 ....................       1,000,000        1,089,680
       Hospital for Special Care, Refunding, Series B, 5.375%, 7/01/17 ...........................       3,000,000        3,006,420
       Hospital for Special Care, Refunding, Series B, 5.50%, 7/01/27 ............................       3,200,000        3,168,832
       Lutheran General Health Care System, ETM, 7.375%, 7/01/19 .................................         475,000          590,059
       New Horizons Village Project, 7.30%, 11/01/16 .............................................       2,905,000        2,955,431
       Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34 .............................       1,675,000        1,789,369


100 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CONNECTICUT (CONT.)
   Connecticut State Health and Educational Facilities Authority Revenue, (cont.)
       Sacred Heart University, Refunding, Series E, Radian Insured, 5.00%, 7/01/28 ..............  $    4,000,000   $    4,111,000
       Sacred Heart University, Series C, 6.50%, 7/01/16 .........................................         235,000          243,911
       Sacred Heart University, Series C, 6.625%, 7/01/26 ........................................         785,000          813,213
       Sacred Heart University, Series C, Pre-Refunded, 6.50%, 7/01/16 ...........................         765,000          801,919
       Sacred Heart University, Series C, Pre-Refunded, 6.625%, 7/01/26 ..........................       6,215,000        6,521,151
       Sacred Heart University, Series D, Pre-Refunded, 6.20%, 7/01/27 ...........................       1,000,000        1,074,590
       Series B, MBIA Insured, 5.00%, 7/01/33 ....................................................       2,000,000        2,123,380
       St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 ..................................       4,615,000        4,525,792
       Trinity College, Series G, AMBAC Insured, 5.00%, 7/01/31 ..................................       5,425,000        5,732,489
       Trinity College, Series H, MBIA Insured, 5.00%, 7/01/26 ...................................       1,855,000        2,004,494
       University of Connecticut Foundation, Series A, 5.375%, 7/01/29 ...........................       1,250,000        1,324,787
       Village Families and Children, Series A, AMBAC Insured, 5.00%, 7/01/32 ....................       1,000,000        1,058,950
       Westover School, Series A, Radian Insured, 5.70%, 7/01/30 .................................       2,000,000        2,185,240
       William W. Backus Hospital, Series G, FSA Insured, 5.00%, 7/01/35 .........................       3,870,000        4,139,313
       Windham Community Memorial Hospital, Series C, 6.00%, 7/01/20 .............................       5,000,000        5,084,100
       Yale New Haven Hospital, Refunding, Series H, MBIA Insured, 5.70%, 7/01/25 ................       4,000,000        4,167,000
   Connecticut State HFAR,
       Housing Mortgage Finance Program, Refunding, Sub Series E-2, 5.20%, 11/15/21 ..............       1,840,000        1,892,826
       Housing Mortgage Finance Program, Series B, 6.10%, 11/15/31 ...............................       2,715,000        2,838,533
       Housing Mortgage Finance Program, Series C-2, 6.25%, 11/15/18 .............................       1,500,000        1,547,790
       Housing Mortgage Finance Program, Sub Series E-4, 5.05%, 5/15/28 ..........................       4,650,000        4,769,040
       Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/22 ........       1,000,000        1,082,610
       Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/32 ........       1,000,000        1,064,950
   Connecticut State Higher Education Supplemental Loan Authority Revenue, Family Education
     Loan Program, Series A,
       AMBAC Insured, 6.00%, 11/15/18 ............................................................         920,000          947,177
       MBIA Insured, 5.50%, 11/15/17 .............................................................       1,160,000        1,190,357
   Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,
       Series A, FSA Insured, Pre-Refunded, 5.375%, 10/01/18 .....................................       1,000,000        1,115,590
       Series B, AMBAC Insured, 5.00%, 12/01/20 ..................................................       5,000,000        5,386,050
       Series B, AMBAC Insured, 5.00%, 12/01/22 ..................................................       1,000,000        1,070,670
   Greater New Haven Water Pollution Control Authority Regional Water Revenue, Series A,
     MBIA Insured, 5.00%, 11/15/30 ...............................................................       5,000,000        5,393,150
   Griswold GO, AMBAC Insured, 7.50%, 4/01/06 ....................................................         200,000          205,280
   New Haven GO, Refunding, Series C, MBIA Insured, 5.00%, 11/01/22 ..............................       3,000,000        3,238,560
   South Regional Water Authority Water System Revenue, Series A, MBIA Insured, 5.00%,
     8/01/33 .....................................................................................      16,570,000       17,647,879
   University of Connecticut Revenue, Student Fee,
       Refunding, Series A, FGIC Insured, 5.00%, 11/15/26 ........................................      10,000,000       10,739,700
       Series A, 5.00%, 5/15/23 ..................................................................      10,000,000       10,708,700
       Series A, FGIC Insured, Pre-Refunded, 6.00%, 11/15/25 .....................................       1,500,000        1,711,305
                                                                                                                     --------------
                                                                                                                        231,858,972
                                                                                                                     --------------


                                                         Semiannual Report | 101

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES 23.1%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset Backed Bonds,
     Refunding, 5.50%, 5/15/39 ...................................................................  $    4,000,000   $    4,176,960
   Puerto Rico Commonwealth GO, Public Improvement,
       FSA Insured, 5.125%, 7/01/30 ..............................................................         835,000          891,780
       FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ................................................       1,165,000        1,282,514
       MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ................................................       1,000,000        1,109,230
       Series A, 5.00%, 7/01/29 ..................................................................       1,000,000        1,053,120
       Series A, 5.125%, 7/01/31 .................................................................       3,195,000        3,339,286
       Series A, 5.00%, 7/01/33 ..................................................................       1,000,000        1,046,010
       Series A, 5.00%, 7/01/34 ..................................................................         750,000          788,153
       Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ......................................       4,000,000        4,412,040
       Series A, Pre-Refunded, 5.125%, 7/01/31 ...................................................       1,000,000        1,100,870
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Series A, 5.00%, 7/01/38 ..................................................................       2,500,000        2,568,025
       Series G, 5.00%, 7/01/33 ..................................................................       1,000,000        1,046,010
   Puerto Rico Electric Power Authority Power Revenue,
       Series HH, FSA Insured, 5.25%, 7/01/29 ....................................................      13,000,000       14,122,290
       Series II, 5.25%, 7/01/31 .................................................................       1,000,000        1,070,400
       Series RR, XLCA Insured, 5.00%, 7/01/30 ...................................................       1,000,000        1,075,440
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ........       3,595,000        3,700,801
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Revenue, University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ...................       1,000,000        1,040,710
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
       Series D, 5.375%, 7/01/33 .................................................................       1,995,000        2,146,101
       Series D, Pre-Refunded, 5.375%, 7/01/33 ...................................................       6,005,000        6,701,820
       Series I, 5.00%, 7/01/36 ..................................................................       1,000,000        1,050,870
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
     Pre-Refunded, 5.70%, 8/01/25 ................................................................      10,000,000       11,023,100
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
       10/01/13 ..................................................................................       2,500,000        2,674,275
       10/01/22 ..................................................................................       2,500,000        2,644,975
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
     7/01/21 .....................................................................................       1,000,000        1,018,630
                                                                                                                     --------------
                                                                                                                         71,083,410
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $284,225,559)................................................                      302,942,382
                                                                                                                     --------------


102 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 0.6%
   BONDS 0.6%
   CONNECTICUT 0.0%
(b)Connecticut State Health and Educational Facilities Authority Revenue, Middlesex Hospital,
     Series J, Weekly VRDN and Put, 2.41%, 7/01/26 ...............................................  $      100,000   $      100,000
                                                                                                                     --------------
   U.S. TERRITORIES 0.6%
(b)Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, AMBAC Insured, Weekly VRDN and Put, 2.29%, 7/01/28 ................................       1,800,000        1,800,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $1,900,000) ................................................                        1,900,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $286,125,559) 99.2% ...................................................                      304,842,382
   OTHER ASSETS, LESS LIABILITIES 0.8% ...........................................................                        2,496,396
                                                                                                                     --------------
   NET ASSETS 100.0% .............................................................................                   $  307,338,778
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 183.

(a)   Rounds to less than 0.05% of net assets.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


                    Semiannual Report | See notes to financial statements. | 103

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN DOUBLE TAX-FREE INCOME FUND

                                                  --------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                   AUGUST 31,
                                                     2005                              YEAR ENDED FEBRUARY 28,
CLASS A                                           (UNAUDITED)             2005      2004(e)          2003         2002        2001
                                                  --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $     11.99      $     12.06    $   11.90     $   11.68    $   11.55    $  10.95
                                                  --------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................          0.25             0.51         0.52          0.54         0.56        0.58

 Net realized and unrealized gains (losses) ...          0.11            (0.05)        0.19          0.22         0.15        0.60
                                                  --------------------------------------------------------------------------------
Total from investment operations ..............          0.36             0.46         0.71          0.76         0.71        1.18
                                                  --------------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................         (0.25)           (0.51)       (0.52)        (0.54)       (0.58)      (0.58)

 Net realized gains ...........................            --            (0.02)       (0.03)           --           --(f)       --
                                                  --------------------------------------------------------------------------------
Total distributions ...........................         (0.25)           (0.53)       (0.55)        (0.54)       (0.58)      (0.58)
                                                  --------------------------------------------------------------------------------
Redemption fees ...............................            --               --(d)        --            --           --          --
                                                  --------------------------------------------------------------------------------
Net asset value, end of period ................   $     12.10      $     11.99    $   12.06     $   11.90    $   11.68    $  11.55
                                                  ================================================================================

Total return(b) ...............................          3.07%            4.01%        6.18%         6.67%        6.29%      11.06%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $   338,083      $   309,495    $ 298,732     $ 273,119    $ 239,081    $205,678

Ratios to average net assets:

 Expenses .....................................          0.71%(c)         0.72%        0.72%         0.74%        0.75%       0.77%

 Net investment income ........................          4.13%(c)         4.31%        4.35%         4.61%        4.84%       5.18%

Portfolio turnover rate .......................          3.78%           10.46%       25.31%        31.54%       33.53%      42.32%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Annualized.

(d)   Amount is less than $0.01 per share.

(e)   For the year ended February 29.

(f)   The fund made a capital gain distribution of $0.002.


104 | See notes financial statements. | Semiannual report

FRANKLIN TAX-FREE TRUST

FRANKLIN DOUBLE TAX-FREE INCOME FUND (CONTINUED)

                                                  --------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                   AUGUST 31,
                                                     2005                              YEAR ENDED FEBRUARY 28,
CLASS C                                           (UNAUDITED)             2005      2004(e)          2003         2002        2001
                                                  --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $     12.03      $     12.10    $   11.93     $   11.70    $   11.58    $  10.97
                                                  --------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................          0.22             0.45         0.45          0.48         0.50        0.52

 Net realized and unrealized gains (losses) ...          0.11            (0.05)        0.20          0.23         0.13        0.61
                                                  --------------------------------------------------------------------------------
Total from investment operations ..............          0.33             0.40         0.65          0.71         0.63        1.13
                                                  --------------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................         (0.22)           (0.45)       (0.45)        (0.48)       (0.51)      (0.52)

 Net realized gains ...........................            --            (0.02)       (0.03)           --           --(f)       --
                                                  --------------------------------------------------------------------------------
Total distributions ...........................         (0.22)           (0.47)       (0.48)        (0.48)       (0.51)      (0.52)
                                                  --------------------------------------------------------------------------------
Redemption fees ...............................            --               --(d)        --            --           --          --
                                                  --------------------------------------------------------------------------------
Net asset value, end of period ................   $     12.14      $     12.03    $   12.10     $   11.93    $   11.70    $  11.58
                                                  ================================================================================

Total return(b) ...............................          2.77%            3.42%        5.67%         6.17%        5.59%      10.54%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $    52,342      $    45,621    $  45,572     $  30,856    $  17,971    $ 10,413

Ratios to average net assets:

 Expenses .....................................          1.26%(c)         1.27%        1.30%         1.24%        1.30%       1.32%

 Net investment income ........................          3.58%(c)         3.76%        3.77%         4.11%        4.29%       4.63%

Portfolio turnover rate .......................          3.78%           10.46%       25.31%        31.54%       33.53%      42.32%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Annualized.

(d)   Amount is less than $0.01 per share.

(e)   For the year ended February 29.

(f)   The fund made a capital gain distribution of $0.002.


                       Semiannual Report | See notes financial statements. | 105

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 96.9%
   BONDS 96.9%
   U.S. TERRITORIES 96.9%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset Backed Bonds, Refunding,
     5.50%, 5/15/39 ..............................................................................  $    5,000,000   $    5,221,200
   Guam International Airport Authority Revenue,
       Series A, MBIA Insured, 5.25%, 10/01/20 ...................................................       1,725,000        1,917,648
       Series A, MBIA Insured, 5.25%, 10/01/22 ...................................................         700,000          774,046
       Series B, MBIA Insured, 5.25%, 10/01/22 ...................................................       1,000,000        1,105,780
       Series B, MBIA Insured, 5.25%, 10/01/23 ...................................................       1,000,000        1,103,580
       Series C, MBIA Insured, 5.25%, 10/01/21 ...................................................       5,000,000        5,286,400
       Series C, MBIA Insured, 5.00%, 10/01/23 ...................................................       5,000,000        5,253,750
   Guam Power Authority Revenue, Refunding, Series A, MBIA Insured,
     5.125%, 10/01/29 ............................................................................       1,975,000        2,091,229
     5.25%, 10/01/34 .............................................................................       7,000,000        7,425,600
   Puerto Rico Commonwealth GO, Public Improvement,
       MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ................................................       3,000,000        3,327,690
       Series A, 5.375%, 7/01/28 .................................................................       1,300,000        1,394,003
       Series A, 5.00%, 7/01/29 ..................................................................       4,500,000        4,739,040
       Series A, 5.00%, 7/01/34 ..................................................................       7,000,000        7,356,090
       Series A, FGIC Insured, 5.125%, 7/01/31 ...................................................       5,000,000        5,331,950
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
     5.50%, 7/01/36 ..............................................................................      11,850,000       13,232,302
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Series B, Pre-Refunded, 6.00%, 7/01/39 ....................................................      10,000,000       11,360,300
       Series D, 5.375%, 7/01/36 .................................................................      11,990,000       12,890,689
   Puerto Rico Commonwealth Infrastructure Financing Authority Revenue, Series B, 5.00%,
     7/01/37 .....................................................................................      15,000,000       15,832,950
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A,
     ETM, 5.50%, 10/01/32 ........................................................................      10,000,000       11,064,200
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Revenue, Series A,
     AMBAC Insured, Pre-Refunded, 5.00%, 7/01/21 .................................................      10,000,000       10,563,200
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
     AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 .................................................       1,000,000        1,056,320
   Puerto Rico Commonwealth Infrastructure Financing Authority Special, Refunding, Series C,
     AMBAC Insured, 5.50%, 7/01/23 ...............................................................       2,500,000        3,006,575
   Puerto Rico Electric Power Authority Power Revenue,
       Series HH, FSA Insured, 5.25%, 7/01/29 ....................................................       1,605,000        1,743,560
       Series II, 5.25%, 7/01/31 .................................................................      15,500,000       16,591,200
       Series II, FSA Insured, 5.125%, 7/01/26 ...................................................       1,000,000        1,081,610
       Series NN, 5.125%, 7/01/29 ................................................................       5,125,000        5,444,902
       Series NN, MBIA Insured, 5.00%, 7/01/32 ...................................................       2,000,000        2,127,520
       Series RR, FGIC Insured, 5.00%, 7/01/35 ...................................................       5,400,000        5,811,911
   Puerto Rico HFAR, Capital Fund Program, 4.60%, 12/01/24 .......................................      10,000,000       10,184,800
   Puerto Rico HFC Revenue,
       MFM, Portfolio A-I, 7.50%, 10/01/15 .......................................................         215,000          215,914
       MFM, Portfolio A-I, 7.50%, 4/01/22 ........................................................         615,000          616,537
       Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%, 12/01/26 ....................       2,060,000        2,084,535
   Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33 ............................      11,160,000       11,474,154


106 | Semiannual Report

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES (CONT.)
   Puerto Rico Housing Bank and Financing Authority SFMR, Affordable Housing Mortgage,
     First Portfolio, 6.25%, 4/01/29 .............................................................  $    1,915,000   $    1,954,870
   Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
     Authority Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 ....................................         900,000          920,007
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Hospital Revenue,
       Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%, 8/01/25 ........................       2,500,000        2,555,725
       Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32 .........................         500,000          511,390
       Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 .................       8,445,000        8,631,719
       Mennonite General Hospital Project, 5.625%, 7/01/17 .......................................         710,000          676,651
       Mennonite General Hospital Project, 5.625%, 7/01/27 .......................................       1,950,000        1,784,074
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Industrial Revenue,
       Guaynabo Municipal Government, 5.625%, 7/01/15 ............................................       6,550,000        6,770,538
       Guaynabo Municipal Government, 5.625%, 7/01/22 ............................................       3,160,000        3,257,549
       Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ..............................................       1,250,000        1,286,787
       Guaynabo Warehouse, Series A, 5.20%, 7/01/24 ..............................................       4,120,000        4,229,345
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue,
       Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21 ......................       2,000,000        2,143,180
       Ana G. Mendez University System Project, Refunding, 5.375%, 2/01/29 .......................       7,850,000        8,088,954
       Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ...........................       5,970,000        6,510,882
       International American University of Puerto Rico Project, MBIA Insured, 4.25%,
        10/01/24 .................................................................................       1,000,000        1,020,360
       International American University of Puerto Rico Project, MBIA Insured, 4.375%,
        10/01/25 .................................................................................       1,000,000        1,027,500
       International American University of Puerto Rico Project, MBIA Insured, 4.50%,
        10/01/29 .................................................................................       3,750,000        3,839,700
       University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ..........................       6,000,000        6,244,260
   Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured, 5.50%, 8/01/23 ................       7,400,000        8,056,454
   Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/27 ...........       5,500,000        5,845,730
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
       Series D, 5.375%, 7/01/33 .................................................................       3,430,000        3,689,788
       Series D, Pre-Refunded, 5.375%, 7/01/33 ...................................................       9,070,000       10,122,483
       Series I, 5.25%, 7/01/33 ..................................................................       4,500,000        4,848,435
       Series I, 5.375%, 7/01/34 .................................................................       5,000,000        5,432,800
       Series I, 5.00%, 7/01/36 ..................................................................       4,000,000        4,203,480
   Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 ....................       1,250,000        1,255,650
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation,
       Mandatory Put 2/01/12, Refunding, Series A, 5.75%, 8/01/27 ................................      10,170,000       11,281,174
       Series A, Pre-Refunded, 5.00%, 6/01/26 ....................................................       2,865,000        3,041,484
       Series E, 5.50%, 8/01/29 ..................................................................       2,155,000        2,353,713
       Series E, Pre-Refunded, 5.50%, 8/01/29 ....................................................       6,845,000        7,699,119
   Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,
       6.45%, 3/01/16 ............................................................................         160,000          162,283
       6.50%, 3/01/25 ............................................................................         390,000          395,554


                                                         Semiannual report | 107

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES (CONT.)
   Virgin Islands PFAR,
       Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26 ...........................  $    5,000,000   $    5,306,700
       Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ...........................       9,220,000        9,700,178
       senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ........................       3,000,000        3,182,040
       senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ........................       6,750,000        7,141,433
       senior lien, Fund Loan Notes, Refunding, Series A, 5.625%, 10/01/25 .......................       3,950,000        4,175,585
       senior lien, Matching Fund Loan Note, Series A, 5.25%, 10/01/24 ...........................       2,000,000        2,144,500
   Virgin Islands Port Authority Marine Revenue, Series A, FSA Insured,
       5.25%, 9/01/18 ............................................................................       3,930,000        4,206,240
       5.00%, 9/01/23 ............................................................................      10,000,000       10,484,200
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
       7/01/18 ...................................................................................       4,175,000        4,254,576
       7/01/21 ...................................................................................       1,000,000        1,018,630
   Virgin Islands Water and Power Authority Water System Revenue, Refunding,
       5.25%, 7/01/12 ............................................................................       4,000,000        4,161,800
       5.50%, 7/01/17 ............................................................................       4,000,000        4,167,800
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $355,753,960) ...............................................                      378,496,505
                                                                                                                     --------------
   SHORT TERM INVESTMENT (COST $8,093,000) 2.1%
   BONDS 2.1%
   U.S. TERRITORIES 2.1%
(a)Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
    MBIA Insured, Weekly VRDN and Put, 2.22%, 12/01/15 ...........................................       8,093,000        8,093,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $363,846,960) 99.0%....................................................                      386,589,505
   OTHER ASSETS, LESS LIABILITIES 1.0%............................................................                        3,835,415
                                                                                                                     --------------
   NET ASSETS 100.0%..............................................................................                   $  390,424,920
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 183.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


108 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

                                                  --------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                   AUGUST 31,
                                                     2005                              YEAR ENDED FEBRUARY 28,
CLASS A                                           (UNAUDITED)             2005      2004(e)          2003         2002        2001
                                                  --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $     11.51      $     11.76    $   11.48     $   11.14    $   10.94    $  10.52
                                                  --------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................          0.21             0.42         0.43          0.46         0.50        0.52

 Net realized and unrealized gains (losses) ...          0.06            (0.25)        0.28          0.35         0.21        0.42
                                                  --------------------------------------------------------------------------------
Total from investment operations ..............          0.27             0.17         0.71          0.81         0.71        0.94
                                                  --------------------------------------------------------------------------------
Less distributions from net investment income .         (0.21)           (0.42)       (0.43)        (0.47)       (0.51)      (0.52)
                                                  --------------------------------------------------------------------------------
Redemption fees ...............................            --(c)            --(c)        --            --           --          --
                                                  --------------------------------------------------------------------------------
Net asset value, end of period ................   $     11.57      $     11.51    $   11.76     $   11.48    $   11.14    $  10.94
                                                  ================================================================================

Total return(b) ...............................          2.36%            1.54%        6.33%         7.45%        6.64%       9.10%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $   522,599      $   493,994    $ 454,942     $ 365,043    $ 240,157    $164,450

Ratios to average net assets:

 Expenses .....................................          0.68%(d)         0.69%        0.70%         0.72%        0.77%       0.76%

 Net investment income ........................          3.59%(d)         3.67%        3.69%         4.07%        4.49%       4.88%

Portfolio turnover rate .......................          5.62%            9.14%        8.62%         4.86%        7.47%       8.87%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


                    Semiannual Report | See notes to financial statements. | 109

FRANKLIN TAX-FREE TRUST

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND (CONTINUED)

                                                  ------------------------------------------
                                                   SIX MONTHS
                                                      ENDED
                                                   AUGUST 31,                YEAR ENDED
                                                      2005                  FEBRUARY 28,
CLASS C                                            (UNAUDITED)           2005        2004(e)
                                                  ------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $      11.53     $    11.77    $     11.67
                                                  ------------------------------------------
Income from investment operations:

 Net investment income(a) .....................           0.18           0.36           0.24

 Net realized and unrealized gains (losses) ...           0.05          (0.24)          0.10
                                                  ------------------------------------------
Total from investment operations ..............           0.23           0.12           0.34
                                                  ------------------------------------------
Less distributions from net investment income .          (0.17)         (0.36)         (0.24)
                                                  ------------------------------------------
Redemption fees ...............................             --(c)          --(c)          --
                                                  ------------------------------------------
Net asset value, end of period ................   $      11.59     $    11.53    $     11.77
                                                  ==========================================

Total return(b) ...............................           2.07%          1.05%          2.96%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $     30,504     $   23,384    $    11,182

Ratios to average net assets:

 Expenses .....................................           1.23%(d)       1.24%          1.25%(d)

 Net investment income ........................           3.04%(d)       3.12%          3.14%(d)

Portfolio turnover rate .......................           5.62%          9.14%          8.62%


(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the period July 1, 2003 (effective date) to February 29, 2004.


110 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 97.6%
   BONDS 97.1%
   ALABAMA 6.4%
   Alabama State GO, Series A, 4.00%,
       9/01/12 ...................................................................................  $    2,130,000   $    2,206,190
       9/01/15 ...................................................................................       1,000,000        1,024,010
   Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan,
       Refunding, Series B, AMBAC Insured, 4.625%, 8/15/13 .......................................       5,900,000        6,272,703
       Series B, AMBAC Insured, 4.125%, 2/15/14 ..................................................       3,000,000        3,105,930
   East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation Bond,
     Series A, MBIA Insured,
       4.50%, 9/01/13 ............................................................................       1,925,000        2,025,370
       4.625%, 9/01/14 ...........................................................................       2,010,000        2,116,180
       4.50%, 9/01/15 ............................................................................       2,100,000        2,191,602
   Huntsville GO, Capital Improvement wts., Series C, AMBAC Insured, 4.00%, 11/01/14 .............       1,000,000        1,029,430
   Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
       4.80%, 6/01/13 ............................................................................       2,400,000        2,564,408
       5.00%, 6/01/17 ............................................................................       2,900,000        3,161,116
   Jefferson County GO, Capital Improvement wts., Series A, MBIA Insured, 5.00%, 4/01/17 .........       2,195,000        2,389,410
   Jefferson County Ltd. Obligation School wts. Revenue, Series A, 5.25%, 1/01/16 ................       2,000,000        2,194,620
   Sylacauga GO, wts., AMBAC Insured, 5.50%, 6/01/12 .............................................         600,000          662,712
   University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/15 .................       4,070,000        4,477,733
                                                                                                                     --------------
                                                                                                                         35,421,414
                                                                                                                     --------------
   ARIZONA 4.6%
   Arizona School Facilities Board Revenue, Series B, FGIC Insured, 4.00%, 9/01/13 ...............       5,000,000        5,165,800
   Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%,
     9/01/16 .....................................................................................       2,505,000        2,821,958
   Maricopa County GO,
       School District No. 11, Peoria Unified, Refunding, FSA Insured, 4.00%, 7/01/12 ............       2,200,000        2,281,004
       School District No. 40, Glendale School Improvement, 6.10%, 7/01/08 .......................         570,000          581,770
       School District No. 97, Deer Valley School Improvement, Series A, FGIC Insured, 4.75%,
        7/01/12 ..................................................................................       4,000,000        4,328,560
   Maricopa County Hospital Revenue, Sun Health Corp., 5.00%, 4/01/18 ............................       2,000,000        2,099,220
   Maricopa County USD No. 48 Scottsdale GO, Refunding, Series A, FSA Insured, 4.00%,
     7/01/15 .....................................................................................       3,000,000        3,095,880
   Maricopa County USD No. 80 Chandler GO, Project of 2002, Series A, FSA Insured, 4.00%,
     7/01/14 .....................................................................................       1,000,000        1,031,140
   Mesa GO, Refunding, Series A, FGIC Insured, 4.20%, 7/01/16 ....................................         715,000          736,779
   Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,
       7/01/14 ...................................................................................       1,110,000        1,144,565
       7/01/15 ...................................................................................       1,000,000        1,026,320
       7/01/16 ...................................................................................       1,000,000        1,020,850
                                                                                                                     --------------
                                                                                                                         25,333,846
                                                                                                                     --------------


                                                         Semiannual Report | 111

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARKANSAS 1.3%
   Conway Hospital Revenue, Conway Regional Medical Improvement, Refunding, Series A, 6.20%,
     8/01/17 .....................................................................................  $    1,105,000   $    1,180,217
   Little Rock GO, Capital Improvements, FSA Insured, 4.00%, 4/01/15 .............................       2,500,000        2,561,975
   University of Arkansas University Revenues,
       Construction, University of Arkansas for Medical Sciences Campus, Refunding, Series A,
        MBIA Insured, 5.00%, 11/01/16 ............................................................       1,000,000        1,101,740
       Student Fee University of Arkansas at Fort Smith, FSA Insured, 4.75%, 12/01/15 ............       2,295,000        2,439,815
                                                                                                                     --------------
                                                                                                                          7,283,747
                                                                                                                     --------------
   CALIFORNIA 8.9%
   California State Department of Water Resources Power Supply Revenue, Series A, 5.125%,
     5/01/18 .....................................................................................       3,000,000        3,242,070
   California State GO,
       Refunding, 5.00%, 2/01/17 .................................................................       3,000,000        3,239,400
       Various Purpose, 5.25%, 11/01/17 ..........................................................      10,000,000       11,067,000
   Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, ETM, 5.00%,
     6/01/12 .....................................................................................       1,500,000        1,633,905
   Los Angeles Department of Water and Power Waterworks Revenue, Series B, MBIA Insured,
     4.25%, 7/01/17 ..............................................................................       6,530,000        6,731,320
   Los Angeles USD, GO, Series A, MBIA Insured,
       4.125%, 7/01/15 ...........................................................................       2,500,000        2,583,475
       4.25%, 7/01/16 ............................................................................       2,500,000        2,597,675
   Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 4.00%, 6/01/14 ................      10,000,000       10,315,300
   North Orange County Community College District GO, Election of 2002, Series B, FGIC Insured,
     Pre-Refunded, 4.00%, 8/01/15 ................................................................       3,215,000        3,354,499
   Tulare Joint UHSD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/16 ...............       2,870,000        3,201,427
   Val Verde USD, COP, Refunding, FGIC Insured, ETM, 5.00%, 1/01/15 ..............................       1,000,000        1,120,890
                                                                                                                     --------------
                                                                                                                         49,086,961
                                                                                                                     --------------
   COLORADO 4.9%
   Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, MBIA Insured,
     4.375%, 9/01/17 .............................................................................      17,000,000       17,520,540
   Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.75%, 12/01/16 ............       3,000,000        3,389,790
   Denver City and County Medical Facilities GO, 4.00%, 8/01/16 ..................................       6,000,000        6,101,580
                                                                                                                     --------------
                                                                                                                         27,011,910
                                                                                                                     --------------
   CONNECTICUT 0.4%
   Connecticut State HFAR, Housing Mortgage Finance Program, Series C-2, 6.00%, 11/15/10..........       2,000,000        2,067,060
                                                                                                                     --------------
   FLORIDA 7.5%
   Collier County Capital Improvement Revenue, FGIC Insured, 4.60%, 10/01/13 .....................       1,000,000        1,066,630
   Collier County School Board COP, Refunding, FSA Insured, 5.00%, 2/15/16 .......................      10,710,000       11,857,684
   Jacksonville Electric Authority Revenue, Electric System, Sub Series A, Pre-Refunded, 5.00%,
     10/01/16 ....................................................................................       3,420,000        3,463,297
   Jacksonville Water and Sewer System Revenue, Series B, FSA Insured, 4.10%, 10/01/13 ...........       3,000,000        3,034,380
   Marion County Public Improvement Revenue, Refunding, MBIA Insured,
       4.20%, 12/01/12 ...........................................................................       1,400,000        1,468,502
       4.30%, 12/01/13 ...........................................................................       1,800,000        1,888,920


112 | Semiannual Report

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Marion County School Board COP, FSA Insured, 4.00%, 6/01/15 ...................................  $    1,115,000   $    1,142,563
   Orlando Waste Water Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%,
     10/01/14 ....................................................................................       7,000,000        7,182,070
   Palm Beach County IDR, Lourdes-Noreen McKeen Residence, Geriatric Care Inc. Project,
     Pre-Refunded,
       6.20%, 12/01/08 ...........................................................................         275,000          291,511
       6.30%, 12/01/09 ...........................................................................         580,000          615,525
   Tampa Bay Water Utility System Revenue,
       FGIC Insured, Pre-Refunded, 5.75%, 10/01/15 ...............................................       1,000,000        1,136,090
       Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/15 .....................................       4,140,000        4,477,120
       Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/16 .....................................       3,400,000        3,676,862
                                                                                                                     --------------
                                                                                                                         41,301,154
                                                                                                                     --------------
   GEORGIA 1.3%
   Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%,
     12/01/13 ....................................................................................       1,020,000          997,968
   South Georgia Governmental Services Authority Revenue, FGIC Insured, 5.00%, 1/01/16 ...........       2,650,000        2,941,765
   Wayne County Development Authority PCR, ITT Rayonier Inc. Project, Refunding, 6.10%,
     11/01/07 ....................................................................................       3,105,000        3,122,357
                                                                                                                     --------------
                                                                                                                          7,062,090
                                                                                                                     --------------
   HAWAII 0.6%
   Hawaii State Department of Budget and Finance Special Purpose Revenue,
       Kaiser Permanente, Series A, ETM, 5.10%, 3/01/14 ..........................................       2,500,000        2,673,600
       Kapiolani Health Care, ETM, 5.60%, 7/01/06 ................................................         500,000          510,955
                                                                                                                     --------------
                                                                                                                          3,184,555
                                                                                                                     --------------
   ILLINOIS 0.8%
   Chicago Park District GO, Refunding, FGIC Insured, 4.125%, 1/01/14 ............................       3,125,000        3,233,687
   Illinois Health Facilities Authority Revenue, Victory Health Services, Series A, 5.25%,
     8/15/09 .....................................................................................       1,170,000        1,171,533
   Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
     Convention Center, ETM, 5.75%, 7/01/06 ......................................................         270,000          276,461
                                                                                                                     --------------
                                                                                                                          4,681,681
                                                                                                                     --------------
   KENTUCKY 0.4%
   Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
     Regional Health Center Facility, Refunding and Improvement,
       5.70%, 10/01/10 ...........................................................................       1,000,000          991,730
       5.75%, 10/01/11 ...........................................................................       1,500,000        1,493,115
                                                                                                                     --------------
                                                                                                                          2,484,845
                                                                                                                     --------------
   LOUISIANA 0.7%
   St. John's Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 ..................       4,000,000        4,217,280
                                                                                                                     --------------
   MARYLAND 0.2%
   Maryland State Health and Higher Educational Facilities Authority Revenue, AMBAC Insured,
     5.00%, 7/01/15 ..............................................................................       1,000,000        1,111,630
                                                                                                                     --------------


                                                         Semiannual Report | 113

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MASSACHUSETTS 2.0%
   Massachusetts State Development Finance Agency Resource Recovery Revenue, Waste
     Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29 ..................  $    3,000,000   $    3,372,990
   Massachusetts State Development Finance Agency Revenue, Loomis Community Project,
     first mortgage, Refunding, Series A, 5.50%, 7/01/08 .........................................       1,530,000        1,550,288
   Massachusetts State Industrial Finance Agency Resource Recovery Revenue, Ogden Haverhill
     Project, Refunding, Series A,
       5.15%, 12/01/07 ...........................................................................       2,000,000        2,055,080
       5.20%, 12/01/08 ...........................................................................       2,000,000        2,052,480
   Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care, 5.50%,
     10/01/12 ....................................................................................       1,745,000        1,837,520
                                                                                                                     --------------
                                                                                                                         10,868,358
                                                                                                                     --------------
   MICHIGAN 6.2%
   Battle Creek Downtown Development Authority Tax Allocation, MBIA Insured, Pre-Refunded,
     5.00%, 5/01/17 ..............................................................................       3,295,000        3,462,584
   Chippewa County Hospital Financing Authority Revenue, Chippewa County War Memorial
     Hospital, Refunding, Series B, 5.30%, 11/01/07 ..............................................         815,000          836,434
   Ferris State University Revenue, Refunding, AMBAC Insured, Pre-Refunded, 5.00%,
     10/01/18 ....................................................................................       2,640,000        2,729,866
   Garden City School District GO, Refunding, FSA Insured, 5.00%,
       5/01/15 ...................................................................................       1,250,000        1,385,125
       5/01/18 ...................................................................................       1,455,000        1,585,091
   Gull Lake Community School District GO, School Building and Site, FSA Insured, 5.00%,
     5/01/16 .....................................................................................       1,000,000        1,096,240
   Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%,
       5/01/16 ...................................................................................       1,925,000        2,102,793
       5/01/17 ...................................................................................       2,025,000        2,207,351
   Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Series A,
     MBIA Insured, Pre-Refunded, 6.00%, 11/15/13 .................................................       1,200,000        1,339,764
   Otsego Public Schools District GO, School Building and Site, FSA Insured, 5.00%, 5/01/16 ......       1,630,000        1,780,547
   Saginaw-Midland Municipal Water Supply Corp. Revenue GO, Water Supply System, Refunding,
     MBIA Insured, 4.25%, 9/01/13 ................................................................       1,245,000        1,310,213
   South Lyon Community Schools GO, Refunding, FSA Insured, 5.00%, 5/01/17 .......................       4,385,000        4,817,843
   Wayne-Westland Community Schools GO, Refunding,
       4.50%, 5/01/12 ............................................................................       1,035,000        1,100,340
       4.625%, 5/01/13 ...........................................................................       1,095,000        1,176,271
       FSA Insured, 5.00%, 5/01/16 ...............................................................       2,825,000        3,098,601
   Western Townships Utilities Authority GO, Refunding, MBIA Insured, 4.75%, 1/01/17 .............       4,290,000        4,475,071
                                                                                                                     --------------
                                                                                                                         34,504,134
                                                                                                                     --------------
   MINNESOTA 5.1%
   Chaska ISD No. 112 GO, Refunding, Series A,
       5.00%, 2/01/16 ............................................................................       4,000,000        4,227,680
       FSA Insured, 4.00%, 2/01/14 ...............................................................       2,060,000        2,112,612
   Minneapolis GO, Various Purpose, 5.00%, 12/01/17 ..............................................       3,000,000        3,230,820
   Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured, 4.625%,
     2/01/17 .....................................................................................       1,000,000        1,045,890
   Minneapolis Special School District No. 001 GO, Refunding, FSA Insured, 4.00%, 2/01/13 ........       3,000,000        3,097,470


114 | Semiannual Report

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MINNESOTA (CONT.)
   Mounds View ISD No. 621 GO, MBIA Insured, 5.00%,
       2/01/14 ...................................................................................  $    2,340,000   $    2,539,696
       2/01/15 ...................................................................................       2,425,000        2,627,609
       2/01/16 ...................................................................................       2,460,000        2,658,227
   Ramsey County GO, Capital Improvement Plan, Series A, 4.75%, 2/01/15 ..........................       2,215,000        2,359,440
   Robbinsdale ISD No. 281 GO, Refunding, FSA Insured,
       4.00%, 2/01/13 ............................................................................       2,070,000        2,139,655
       4.125%, 2/01/14 ...........................................................................       2,175,000        2,246,014
                                                                                                                     --------------
                                                                                                                         28,285,113
                                                                                                                     --------------
   MISSOURI 1.6%
   Jackson County Reorganized School District No. 7 Lees Summit GO, School Building,
     MBIA Insured, 5.00%, 3/01/16 ................................................................       2,000,000        2,197,040
   Lake of the Ozarks Community Bridge Corp. Bridge System Revenue,
       Pre-Refunded, 5.00%, 12/01/08 .............................................................       1,940,000        2,006,562
       Refunding, 5.00%, 12/01/08 ................................................................       1,060,000        1,077,002
   Southeast Missouri State University System Facilities Revenue, Refunding and Improvement,
     MBIA Insured,
       4.375%, 4/01/12 ...........................................................................         335,000          353,003
       4.50%, 4/01/14 ............................................................................         545,000          572,631
       4.60%, 4/01/15 ............................................................................       1,360,000        1,430,149
       4.70%, 4/01/16 ............................................................................       1,165,000        1,226,722
                                                                                                                     --------------
                                                                                                                          8,863,109
                                                                                                                     --------------
   NEW JERSEY 3.6%
   Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue,
     Waste Management Inc. Project, Mandatory Put 12/01/09, Refunding, Series A, 6.85%,
       12/01/29 ..................................................................................       2,625,000        2,962,732
   Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series 1,
     5.90%, 1/01/15 ..............................................................................         850,000          862,189
   New Jersey State COP, Equipment Lease Purchase, Series A, AMBAC Insured, 5.00%,
     6/15/17 .....................................................................................       5,000,000        5,401,250
   New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
     Refunding, Series C, FSA Insured, 4.50%, 12/15/10 ...........................................      10,000,000       10,566,200
                                                                                                                     --------------
                                                                                                                         19,792,371
                                                                                                                     --------------
   NEW YORK 13.1%
   Liverpool Central School District GO, Refunding, FSA Insured, 5.00%, 7/15/14 ..................       1,560,000        1,703,505
   Middletown City School District GO, Refunding, Series A, FSA Insured, 4.00%,
       11/01/14 ..................................................................................       1,785,000        1,837,550
       11/01/15 ..................................................................................       2,050,000        2,102,521
   MTA Commuter Facilities Revenue, Services Contract, Refunding, Series R, ETM, 5.50%,
     7/01/11 .....................................................................................       2,215,000        2,393,285
   MTA Transit Facilities Revenue, Series A, Pre-Refunded, 6.00%, 7/01/15 ........................       1,500,000        1,659,465
   New York City GO,
       Refunding, Series C, MBIA Insured, 5.875%, 8/01/16 ........................................           5,000            5,635
       Refunding, Series H, 5.00%, 8/01/17 .......................................................       4,330,000        4,678,435
       Series C, MBIA Insured, Pre-Refunded, 5.875%, 8/01/16 .....................................       1,245,000        1,409,863


                                                         Semiannual Report | 115

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York City GO, (cont.)
       Series F, 4.75%, 1/15/16 ..................................................................  $    3,000,000   $    3,161,610
       Series H, 5.90%, 8/01/09 ..................................................................         495,000          523,839
       Series H, 5.00%, 8/01/16 ..................................................................       3,000,000        3,246,090
       Series H, Pre-Refunded, 5.90%, 8/01/09 ....................................................           5,000            5,330
       Series I, 5.00%, 8/01/18 ..................................................................      10,000,000       10,781,300
       Series J, 6.00%, 8/01/08 ..................................................................         985,000        1,046,080
       Series J, Pre-Refunded, 6.00%, 8/01/08 ....................................................       2,015,000        2,149,622
       Series O, 5.00%, 6/01/19 ..................................................................       5,000,000        5,382,900
   New York City Transitional Finance Authority Revenue, Series C, 4.50%, 2/15/13 ................       4,500,000        4,754,790
   New York State Dormitory Authority Revenue, FHA Insured Mortgage, St. Barnabas, Series B,
     AMBAC Insured, 4.25%, 8/01/14 ...............................................................       2,355,000        2,443,383
   New York State Dormitory Authority Revenues, Mental Health Services Facilities Improvement,
       Refunding, Series D, 5.60%, 2/15/07 .......................................................         140,000          144,914
       Series D, MBIA Insured, 5.00%, 8/15/17 ....................................................       2,000,000        2,109,820
   New York State Energy Research and Development PCR, New York State Electric and Gas,
     MBIA Insured, 4.10%, 3/15/15 ................................................................       7,000,000        7,121,170
   New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
     Pre-Refunded, 5.75%,
       4/01/08 ...................................................................................         500,000          518,425
       4/01/09 ...................................................................................       1,150,000        1,192,378
   Port Authority of New York and New Jersey Revenue, Consolidated, Refunding, 134th Series,
     4.00%, 7/15/14 ..............................................................................        2,460,000        2,500,319
   Port Authority of New York and New Jersey Special Obligation Revenue, 3rd Installment, 7.00%,
     10/01/07 ....................................................................................         700,000          718,018
   Yonkers GO,
       Refunding, Series A, MBIA Insured, 5.00%, 8/01/17 .........................................       6,435,000        7,028,243
       Series B, FSA Insured, 4.00%, 10/15/16 ....................................................       1,890,000        1,916,083
                                                                                                                     --------------
                                                                                                                         72,534,573
                                                                                                                     --------------
   NORTH CAROLINA 4.7%
   Asheville Water System Revenue, FSA Insured, 5.25%,
       8/01/15 ...................................................................................         915,000        1,008,412
       8/01/17 ...................................................................................       1,020,000        1,118,400
       8/01/19 ...................................................................................       1,030,000        1,126,491
   Charlotte Water and Sewer System Revenue, 5.00%, 6/01/16 ......................................       4,000,000        4,328,920
   North Carolina Eastern Municipal Power Agency Power System Revenue,
       Refunding, Series D, 6.00%, 1/01/09 .......................................................         800,000          833,472
       Series D, 6.45%, 1/01/14 ..................................................................       1,000,000        1,118,170
   North Carolina Infrastructure Financial Corp. COP, Correctional Facilities Project, Series A,
     4.00%, 2/01/17 ..............................................................................       2,715,000        2,747,824
   North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding, Series B,
     6.50%, 1/01/09 ..............................................................................       5,000,000        5,465,900
   Rutherford County COP, Refunding, AMBAC Insured, 5.00%, 9/01/17 ...............................       1,275,000        1,380,353
   Wake County GO, Public Improvement, 4.50%, 3/01/14 ............................................       6,400,000        6,791,360
                                                                                                                     --------------
                                                                                                                         25,919,302
                                                                                                                     --------------


116 | Semiannual report

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO 9.2%
   Akron GO, Various Purpose, Refunding and Improvement, MBIA Insured, 4.125%, 12/01/14...........  $    1,000,000   $    1,036,370
   Akron Income Tax Revenue, Community Learning Centers, FGIC Insured, 4.00%, 12/01/14 ...........       2,140,000        2,208,159
   Allen County GO, AMBAC Insured, 4.75%, 12/01/17 ...............................................       2,180,000        2,322,398
   Bowling Green State University of Ohio General Receipts GO, MBIA Insured, 5.00%,
       6/01/14 ...................................................................................       2,285,000        2,533,699
       6/01/15 ...................................................................................       1,400,000        1,543,514
   Butler County GO, MBIA Insured, 4.00%, 12/01/14 ...............................................       1,210,000        1,248,538
   Cleveland Municipal School District GO, FSA Insured, 5.00%,
       12/01/14 ..................................................................................       1,915,000        2,121,897
       12/01/15 ..................................................................................       1,510,000        1,664,790
       12/01/16 ..................................................................................       1,400,000        1,536,920
   Franklin County Health Care Facilities Revenue, Presbyterian Retirement Services, Refunding,
       5.25%, 7/01/08 ............................................................................         575,000          582,009
       5.40%, 7/01/10 ............................................................................         775,000          789,733
       5.50%, 7/01/11 ............................................................................         500,000          510,765
   Kenston Local School District GO, School Improvement, MBIA Insured, 4.00%, 12/01/15 ...........       1,775,000        1,820,085
   Lake Ohio Local School District GO, MBIA Insured, 5.20%, 12/01/17 .............................       2,565,000        2,788,822
   Mahoning County Sewer System Revenue, AMBAC Insured, 5.20%, 12/01/14 ..........................       1,360,000        1,477,599
   Mason City School District GO, School Improvement, Refunding, FGIC Insured, 5.00%,
     12/01/15 ....................................................................................       2,670,000        2,973,018
   Ohio State Building Authority Revenue, State Facilities, Administration Building Fund Project,
     Refunding, Series B, FSA Insured, 4.00%, 10/01/12 ...........................................       1,000,000        1,039,960
   Ohio State GO, Common Schools, Series B, 4.00%, 9/15/14 .......................................       8,895,000        9,115,774
   Penta Career Center COP, Wood Lucas Sandusky Fulton Ottawa Henry and Hancock Counties,
     FGIC Insured, 4.00%,
       4/01/15 ...................................................................................       1,620,000        1,641,109
       4/01/16 ...................................................................................       1,685,000        1,699,575
   Southwest Regional Water District Water Revenue, Refunding and Improvement, MBIA Insured,
     4.00%,
       12/01/13 ..................................................................................       1,020,000        1,056,914
       12/01/14 ..................................................................................       1,020,000        1,052,487
   University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
     1/01/14 .....................................................................................       2,000,000        2,226,700
   University of Cincinnati General Receipts Revenue, Series A, AMBAC Insured, 5.00%,
     6/01/17 .....................................................................................       3,000,000        3,324,000
   Westerville City School District GO, Refunding, MBIA Insured, 5.00%, 12/01/18 .................       1,000,000        1,094,310
   Youngstown GO, AMBAC Insured, 6.125%, 12/01/15 ................................................       1,275,000        1,535,177
                                                                                                                     --------------
                                                                                                                         50,944,322
                                                                                                                     --------------
   OKLAHOMA 0.3%
   Okmulgee County Governmental Building Authority Sales Tax Revenue, first mortgage,
     MBIA Insured,
       5.60%, 3/01/10 ............................................................................         930,000          981,708
       6.00%, 3/01/15 ............................................................................         700,000          758,891
   Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding, 5.75%,
     8/15/06 .....................................................................................         150,000          153,082
                                                                                                                     --------------
                                                                                                                          1,893,681
                                                                                                                     --------------


                                                         Semiannual Report | 117

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OREGON 4.0%
   Clackamas County Hospital Facilities Authority Revenue, Willamette View Inc. Project,
     Refunding, 6.00%, 11/01/06 ..................................................................  $      500,000   $      509,710
   Emerald Peoples Utility District Revenue, Refunding, Series A, FSA Insured, 4.00%,
       11/01/14 ..................................................................................       2,380,000        2,455,160
       11/01/15 ..................................................................................       2,475,000        2,540,785
   Lane County School District No. 052 Bethel GO, Refunding, FSA Insured,
       3.75%, 6/15/12.............................................................................       1,000,000        1,023,420
       3.75%, 6/15/13.............................................................................       1,785,000        1,817,041
       3.875%, 6/15/14............................................................................       1,935,000        1,972,500
   Oregon State Facilities Authority Revenue, Peacehealth, Series A, AMBAC Insured, 5.00%,
     8/01/13 .....................................................................................       2,305,000        2,535,154
   Portland GO, Arena, Refunding, Series B, 5.00%, 6/01/16 .......................................       3,075,000        3,399,136
   Salem Water and Sewer Revenue,
       MBIA Insured, 4.10%, 6/01/16 ..............................................................       1,035,000        1,066,806
       Refunding, FSA Insured, 4.375%, 6/01/11 ...................................................       2,160,000        2,283,811
       Refunding, FSA Insured, 4.50%, 6/01/12 ....................................................       2,250,000        2,403,383
                                                                                                                     --------------
                                                                                                                         22,006,906
                                                                                                                     --------------
   PENNSYLVANIA 2.3%
   Allegheny County IDAR, Pollution Control, Refunding, Series A, AMBAC Insured, 4.35%,
     12/01/13 ....................................................................................       5,000,000        5,250,450
   Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding, 5.40%,
     7/01/07 .....................................................................................       1,135,000        1,143,308
   Pittsburgh Water and Sewer Authority Revenue, Refunding, FSA Insured, 4.00%,
       9/01/14 ...................................................................................       4,000,000        4,138,280
       9/01/15 ...................................................................................       2,000,000        2,052,300
                                                                                                                     --------------
                                                                                                                         12,584,338
                                                                                                                     --------------
   SOUTH CAROLINA 0.6%
   Charleston County Resource Recovery Revenue, Foster Wheeler Charleston, Refunding,
     AMBAC Insured, 5.25%, 1/01/10 ...............................................................       1,000,000        1,074,520
   Rock Hill Utility System Revenue, Refunding and Improvement, Series A, FSA Insured, 4.00%,
     1/01/14 .....................................................................................       2,000,000        2,058,780
                                                                                                                     --------------
                                                                                                                          3,133,300
                                                                                                                     --------------
   TENNESSEE 0.7%
   Tennessee State School Board Authority Revenue, Higher Educational Facilities, Second Program,
     Series A, FSA Insured, Pre-Refunded, 5.00%, 5/01/13 .........................................       3,425,000        3,765,788
                                                                                                                     --------------
   TEXAS 3.0%
   Abilene Higher Educational Facilities Revenue, Abilene Christian University,
       5.90%, 10/01/05 ...........................................................................         720,000          721,195
       ETM, 5.90%, 10/01/05 ......................................................................          65,000           65,141
   Edgewood ISD Bexar County GO, Series A, 5.00%,
       2/15/16 ...................................................................................       1,225,000        1,338,607
       2/15/17 ...................................................................................       1,285,000        1,398,337
   Houston Hotel Occupancy Tax and Special Revenue, Convention and Entertainment, Series B,
     AMBAC Insured, 5.00%, 9/01/11 ...............................................................       6,000,000        6,543,120


118 | Semiannual Report

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   TEXAS (CONT.)
   Laredo ISD Public Facility Corp. Lease Revenue,
       Series A, AMBAC Insured, 5.00%, 8/01/15 ...................................................  $    1,000,000   $    1,067,240
       Series C, AMBAC Insured, 5.00%, 8/01/19 ...................................................       1,000,000        1,065,060
   Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.35%,
     11/01/10 ....................................................................................       2,500,000        2,555,825
   Travis County Health Facilities Development Corp. Revenue, Ascension Health Credit, Series A,
     MBIA Insured, Pre-Refunded, 6.25%, 11/15/17 .................................................       1,500,000        1,692,435
                                                                                                                     --------------
                                                                                                                         16,446,960
                                                                                                                     --------------
   U.S. TERRITORIES 1.3%
   Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 ........................       4,000,000        4,261,760
   Virgin Islands Water and Power Authority Water System Revenue, Refunding,
       4.875%, 7/01/06 ...........................................................................         700,000          705,530
       5.00%, 7/01/09 ............................................................................       2,400,000        2,484,096
                                                                                                                     --------------
                                                                                                                          7,451,386
                                                                                                                     --------------
   UTAH 0.5%
   Salt Lake County College Revenue,
       Refunding, 5.00%, 10/01/19 ................................................................       2,585,000        2,692,898
       Westminster College Project, 5.50%, 10/01/12 ..............................................         340,000          356,408
                                                                                                                     --------------
                                                                                                                          3,049,306
                                                                                                                     --------------
   WASHINGTON 0.8%
   King County School District No. 406 South Central GO, Refunding, FSA Insured, 5.00%,
     12/01/16 ....................................................................................       3,000,000        3,268,290
   Washington State Public Power Supply System Revenue, Nuclear Project No. 1, Refunding,
     Series A, AMBAC Insured, 5.70%, 7/01/09 .....................................................       1,000,000        1,041,000
                                                                                                                     --------------
                                                                                                                          4,309,290
                                                                                                                     --------------
   WEST VIRGINIA 0.1%
   West Virginia Public Energy Authority Energy Revenue, Morgantown Assn. Project, Series A,
     5.05%, 7/01/08 ..............................................................................         475,000          486,728
                                                                                                                     --------------
   TOTAL BONDS (COST $516,054,773)................................................................                      537,087,138
                                                                                                                     --------------
   STEP-UP BOND (COST $2,780,060) 0.5%
   CALIFORNIA 0.5%
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
     Refunding, Series A, zero cpn. to 1/15/07, 5.65% thereafter, 1/15/17 ........................       3,000,000        2,798,700
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $518,834,833)................................................                      539,885,838
                                                                                                                     --------------
   SHORT TERM INVESTMENTS 1.3%
   BONDS 1.3%
   FLORIDA 0.5%
(a)Orange County School Board COP, Series B, MBIA Insured, Daily VRDN and Put, 2.30%,
     8/01/27 .....................................................................................
(a)Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program, Refunding,         1,700,000        1,700,000
     AMBAC Insured, Daily VRDN and Put, 2.34%, 12/01/15 ..........................................
                                                                                                         1,200,000        1,200,000
                                                                                                                     --------------
                                                                                                                          2,900,000
                                                                                                                     --------------


                                                         Semiannual Report | 119

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   GEORGIA 0.2%
(a)Athens-Clarke County Unified Government Authority Revenue, University of Georgia
       Athletic Assn. Project, Daily VRDN and Put, 2.33%, 8/01/33 ................................  $      500,000   $      500,000
(a)Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, 2.30%,
       11/01/41 ..................................................................................         800,000          800,000
                                                                                                                     --------------
                                                                                                                          1,300,000
                                                                                                                     --------------
   LOUISIANA 0.1%
(a)Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project, First
       Stage, ACES, Refunding, Daily VRDN and Put, 2.30%, 9/01/17 ................................         400,000          400,000
                                                                                                                     --------------

   MASSACHUSETTS 0.0%(b)
(a)Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
       Program, Series D, MBIA Insured, Daily VRDN and Put, 2.33%, 1/01/35 .......................         100,000          100,000
                                                                                                                     --------------
   NEW MEXICO 0.2%
(a)Farmington PCR, Arizona Public Service Co., Refunding, Series B, Daily VRDN and Put, 2.30%,
       9/01/24 ...................................................................................       1,000,000        1,000,000
                                                                                                                     --------------
   NEW YORK 0.1%
(a)Jay Street Development Corp. Courts Facility Lease Revenue, New York City Jay Street Project,
       Series A-4, Daily VRDN and Put, 2.25%, 5/01/22 ............................................         200,000          200,000
(a)Long Island Power Authority Electric System Revenue, Sub Series 2, Daily VRDN and Put,
       2.25%, 5/01/33 ............................................................................         100,000          100,000
(a)New York City GO, Refunding, Series H, FSA Insured, Daily VRDN and Put, 2.25%, 8/01/19 ........         200,000          200,000
                                                                                                                     --------------
                                                                                                                            500,000
                                                                                                                     --------------
   NORTH CAROLINA 0.0%(b)
(a)North Carolina State GO, Series G, Weekly VRDN and Put, 2.28%, 5/01/21 ........................         100,000          100,000
                                                                                                                     --------------
   PENNSYLVANIA 0.1%
(a)Lehigh County General Purpose Authority Revenues, St. Lukes Hospital Project, Daily VRDN
       and Put, 2.28%, 7/01/31 ...................................................................         300,000          300,000
                                                                                                                     --------------
   TENNESSEE 0.1%
(a)Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
       Put, 2.33%, 7/01/31 .......................................................................         400,000          400,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $7,000,000) ................................................                        7,000,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $525,834,833) 98.9% ...................................................                      546,885,838
   OTHER ASSETS, LESS LIABILITIES 1.1% ...........................................................                        6,217,398
                                                                                                                     --------------
   NET ASSETS 100.0% .............................................................................                   $  553,103,236
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 183.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.

(b)   Rounds to less than 0.05% of net assets.


120 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

                                                                         ----------------------------------------------
                                                                         SIX MONTHS ENDED              YEAR ENDED
                                                                          AUGUST 31, 2005             FEBRUARY 28,
CLASS A                                                                     (UNAUDITED)             2005        2004(e)
                                                                         ----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .................................   $           9.99      $   10.12     $    10.00
                                                                         ----------------------------------------------
Income from investment operations:

 Net investment income(a) ............................................               0.10           0.15           0.06

 Net realized and unrealized gains (losses) ..........................              (0.02)         (0.14)          0.11
                                                                         ----------------------------------------------
Total from investment operations .....................................               0.08           0.01           0.17
                                                                         ----------------------------------------------
Less distributions from net investment income ........................              (0.10)         (0.14)         (0.05)
                                                                         ----------------------------------------------
Redemption fees ......................................................                 --(c)          --(c)          --
                                                                         ----------------------------------------------
Net asset value, end of period .......................................   $           9.97      $    9.99     $    10.12
                                                                         ==============================================

Total return(b) ......................................................               0.77%          0.14%          1.74%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....................................   $         30,752      $  33,254     $   24,282

Ratios to average net assets:

 Expenses ............................................................               1.18%(d)       1.13%          1.27%(d)

 Expenses net of waiver and payments by affiliate ....................               0.50%(d)       0.50%          0.50%(d)

 Net investment income ...............................................               1.92%(d)       1.49%          1.22%(d)

Portfolio turnover rate ..............................................               9.96%         15.79%          8.08%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e) For the period September 2, 2003 (commencement of operations) to February 29, 2004.


                    Semiannual Report | See notes to financial statements. | 121

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 91.2%
   BONDS 91.2%
   ALABAMA 0.8%
   Etowah County Board of Education Special Tax School wts., FSA Insured, 2.60%, 9/01/08 ........   $      250,000   $      245,545
                                                                                                                     --------------
   ALASKA 5.5%
   Alaska State Housing Finance Corp. Revenue, General Housing, Series B, MBIA Insured, 3.50%,
      6/01/06 ...................................................................................        1,175,000        1,180,323
   Kenai Peninsula Boro GO, Center Kenai Peninsula Hospital Service Area, FGIC Insured, 3.25%,
      8/01/09 ...................................................................................          500,000          499,990
                    .                                                                                                --------------
                                                                                                                          1,680,313
                                                                                                                     --------------
   ARIZONA 4.1%
   Buckeye UHSD No. 201 GO, School Improvement Project, Series B, MBIA Insured, 3.00%,
      7/01/08 ...................................................................................          500,000          499,315
   Mohave County Beneficial Interest COP, Mohave Administration Building Project, AMBAC Insured,
      3.00%, 1/01/06 ............................................................................          350,000          350,304
   Oro Valley Municipal Property Corp. Revenue, senior lien, Water Project, MBIA Insured, 3.00%,
      7/01/08 ...................................................................................          425,000          424,418
                                                                                                                     --------------
                                                                                                                          1,274,037
                                                                                                                     --------------
   ARKANSAS 3.3%
   Fayetteville Sales and Use Tax Capital Improvement Special Assessment, 4.00%, 12/01/05 .......        1,000,000        1,002,790
                                                                                                                     --------------
   CALIFORNIA 6.7%
   California State University at Channel Islands Financing Authority Revenue, Rental Housing and
      Town Center, Mandatory Put 8/01/07, Series A, 2.50%, 8/01/44 ..............................        1,000,000          990,070
   Los Angeles Water and Power Revenue, Power System, Series A, Sub Series A-1, 4.00%,
      7/01/06 ...................................................................................        1,050,000        1,060,017
                                                                                                                     --------------
                                                                                                                          2,050,087
                                                                                                                     --------------
   COLORADO 1.0%
   Colorado Water Resources and Power Development Authority Revenue, Series B, 3.25%,
      9/01/07 ...................................................................................          320,000          321,901
                                                                                                                     --------------
   FLORIDA 3.3%
   Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida,
      FSA Insured, 5.00%, 8/15/09 ...............................................................          750,000          800,182
   Jupiter Water Revenue, AMBAC Insured, 3.75%, 10/01/07 ........................................          105,000          106,736
   Marion County Utility System Revenue, Series A, MBIA Insured, 2.00%, 12/01/06 ................          100,000           98,413
                                                                                                                     --------------
                                                                                                                          1,005,331
                                                                                                                     --------------
   GEORGIA 1.8%
   Assn. County Commissioners Leasing Program COP, DeKalb County Public Purpose Project,
      2.50%, 12/01/07 ...........................................................................          555,000          547,352
                                                                                                                     --------------
   INDIANA 0.4%
   Madison Grant Industry School Building Corp. Revenue, First Mortgage, AMBAC Insured, 2.25%,
      1/15/06 ...................................................................................          120,000          119,676
                                                                                                                     --------------
   KANSAS 1.3%
   Johnson County Water District No. 001 Water Revenue, Refunding, 2.50%, 6/01/08 ...............          400,000          391,688
                                                                                                                     --------------


122 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   KENTUCKY 2.0%
   Anderson County School District Financial Corp. School Building Revenue, Refunding, Series B,
      3.80%, 3/01/06 ............................................................................   $      120,000   $      120,575
   Breathitt County Justice Center Corp. Revenue, Justice Center Project, MBIA Insured, 3.00%,
      10/01/06 ..................................................................................           55,000           55,033
   Breathitt County School District Financial Corp. School Building Revenue, Refunding, Second
      Series, 4.00%, 3/01/07 ....................................................................          110,000          111,554
   Kentucky State Property and Building Commission Revenues, Project No. 80, Refunding,
      Series A, MBIA Insured, 2.75%, 5/01/08 ....................................................          225,000          222,388
   Woodford County School District Financial Corp. School Building Revenue, Refunding, 4.30%,
      8/01/06 ...................................................................................          100,000          101,227
                                                                                                                     --------------
                                                                                                                            610,777
                                                                                                                     --------------
   MASSACHUSETTS 0.6%
   Massachusetts State Development Finance Agency Revenue, Brandeis University, Series K,
      FGIC Insured, 2.50%, 10/01/07 .............................................................          200,000          197,028
                                                                                                                     --------------
   MICHIGAN 0.6%
   Commerce Charter Township Michigan GO, Special Assessment, Series A, FSA Insured, 2.50%,
      10/01/06 ..................................................................................          100,000           99,350
   Michigan Municipal Bond Authority Revenue, Local Government Loan Project, Series B, AMBAC
      Insured, 2.75%, 11/01/08 ..................................................................          100,000           98,640
                                                                                                                     --------------
                                                                                                                            197,990
                                                                                                                     --------------
   MINNESOTA 4.0%
   St. Paul Port Authority Lease Revenue, Office Building at Cedar Street-03-12, 2.50%,
      12/01/07 ..................................................................................          500,000          492,795
   Washington County GO, Jail, Refunding, Series B, 2.50%, 2/01/07 ..............................          750,000          744,128
                                                                                                                     --------------
                                                                                                                          1,236,923
                                                                                                                     --------------
   MISSISSIPPI 3.2%
   Mississippi State GO, Capital Improvements Building Fund Arts Project, 3.125%, 11/01/10 ......        1,000,000          991,270
                                                                                                                     --------------
   MISSOURI 4.8%
   Missouri State Development Finance Board Infrastructure Facilities Revenue, Hartman Heritage
      Center Phase II, AMBAC Insured, 3.00%, 4/01/08 ............................................          200,000          199,948
   Platte County COP, Public Improvements, 2.40%, 10/01/08 ......................................          200,000          194,086
   Springfield COP, Enterprise System Project, 3.85%, 2/01/08 ...................................           50,000           50,884
   Springfield Public Building Corp. Leasehold Revenue, Capital Improvement Program,
      AMBAC Insured, 4.00%, 3/01/09 .............................................................        1,000,000        1,029,850
                                                                                                                     --------------
                                                                                                                          1,474,768
                                                                                                                     --------------
   NEVADA 5.8%
   Henderson Local ID Special Assessment,
        No. T-1, Lake Las Vegas, Refunding, Senior Series A-1, FSA Insured, 3.75%, 8/01/09 ......        1,260,000        1,287,997
        No. T-6, Limited Obligation, Refunding, Senior Series A, FSA Insured, 2.85%, 11/01/09 ...          285,000          277,662
   Washoe County Improvement Bonds, Refunding, FSA Insured, 2.50%, 11/01/08 .....................          220,000          214,137
                                                                                                                     --------------
                                                                                                                          1,779,796
                                                                                                                     --------------


                                                         Semiannual Report | 123

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW JERSEY 3.2%
   Washington Township Board of Education Gloucester County GO, Refunding, MBIA Insured,
      2.75%, 2/01/08 ............................................................................   $    1,000,000   $      992,130
                                                                                                                     --------------
   NEW YORK 8.4%
   New York State Dormitory Authority Revenues,
        Hospital, Maimonides, MBIA Insured, 3.50%, 8/01/09 ......................................          300,000          303,381
        Non Supported Debt, Cerebral Palsy, Pooled, Series A, Assured Guaranty, 4.00%, 7/01/07 ..          710,000          722,965
   New York State Urban Development Corp. Revenue,
        Correctional and Youth Facilities Service, Mandatory Put 1/01/09, Series A, 4.00%,
         1/01/28 ................................................................................          400,000          408,848
        State Personal Income Tax, Series C-1 Empire State, 2.80%, 12/15/09 .....................          245,000          237,314
   Yonkers GO, Refunding, Series B, MBIA Insured, 3.00%, 8/01/06 ................................          905,000          906,828
                                                                                                                     --------------
                                                                                                                          2,579,336
                                                                                                                     --------------
   OHIO 7.0%
   Franklin County Hospital Revenue, Hospital Corp., Refunding, Series C, MBIA Insured, 2.50%,
      5/15/08 ...................................................................................          500,000          489,800
   Jackson Local School District Stark and Summit Counties GO, Construction and Improvement,
      FGIC Insured, 2.00%, 12/01/05 .............................................................          445,000          443,923
   Stark County GO, Sewage System, Refunding, AMBAC Insured, 2.50%, 12/01/08 ....................          370,000          361,083
   Sugarcreek Local School District GO, School Improvement, Refunding, MBIA Insured, 2.00%,
      12/01/06 ..................................................................................          500,000          491,795
   Warren GO, AMBAC Insured, 2.00%, 12/01/06 ....................................................          365,000          359,010
                                                                                                                     --------------
                                                                                                                          2,145,611
                                                                                                                     --------------
   OKLAHOMA 0.6%
   Oklahoma County ISD No. 12 Edmond GO, Building, 2.25%, 7/01/06 ...............................          100,000           99,289
   Oklahoma Development Finance Authority Lease Revenue, Department of Human Services
      County Office, AMBAC Insured, 3.25%, 2/01/06 ..............................................           75,000           75,159
                                                                                                                     --------------
                                                                                                                            174,448
                                                                                                                     --------------
   OREGON 0.3%
   Lake County School District No. 014 GO, Refunding, FSA Insured, 2.50%, 1/15/08 ...............          105,000          103,200
                                                                                                                     --------------
   PENNSYLVANIA 1.3%
   Lehigh County IDA, PCR, Electrical Utilities Corp. Project, Refunding, AMBAC Insured, 3.125%,
      11/01/08 ..................................................................................          150,000          150,287
   Pittsburgh Water and Sewer Authority Revenue, Refunding, FSA Insured, 2.65%, 9/01/08 .........          250,000          246,245
                                                                                                                     --------------
                                                                                                                            396,532
                                                                                                                     --------------
   RHODE ISLAND 0.3%
   Rhode Island Housing and Mortgage Financial Corp. Revenue, Home Ownership Opportunity,
      Series 44 A, 2.40%, 10/01/07 ..............................................................          100,000           97,985
                                                                                                                     --------------


124 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   SOUTH CAROLINA 0.2%
   Florence County GO, Public Improvements, AMBAC Insured, 3.75%, 3/01/08 .......................   $       75,000   $       76,410
                                                                                                                     --------------
   SOUTH DAKOTA 1.2%
   South Dakota HDA Revenue, Series D, 2.90%, 5/01/09 ...........................................          375,000          364,654
                                                                                                                     --------------
   TEXAS 5.4%
   Hays County GO, Refunding and Improvement, AMBAC Insured, 3.875%, 8/15/07 ....................          255,000          259,368
   San Antonio Electric and Gas Revenue, System, junior lien, Mandatory Put 12/01/05, 2.20%,
      12/01/27 ..................................................................................        1,000,000          998,220
   Sienna Plantation MUD No. 2 GO, FGIC Insured, 4.75%,
        10/01/06 ................................................................................           70,000           71,345
        10/01/07 ................................................................................           75,000           77,659
        10/01/08 ................................................................................           80,000           83,787
   Westador MUD, GO, FSA Insured, 4.00%, 3/01/09 ................................................          170,000          170,896
                                                                                                                     --------------
                                                                                                                          1,661,275
                                                                                                                     --------------
   U.S. TERRITORIES 1.4%
   Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%, 10/01/08 .......          240,000          231,734
   Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
      Series C, MBIA Insured, 5.00%, 7/01/28 ....................................................          200,000          210,286
                                                                                                                     --------------
                                                                                                                            442,020
                                                                                                                     --------------
   UTAH 3.9%
   Davis County Sales Tax Revenue, Series B, AMBAC Insured, 2.55%, 10/01/08 .....................          180,000          175,703
   Davis County School District GO, Utah School Board Guaranty Program, Refunding, Series B,
      3.50%, 6/01/08 ............................................................................        1,000,000        1,012,480
                                                                                                                     --------------
                                                                                                                          1,188,183
                                                                                                                     --------------
   VIRGINIA 1.0%
   Virginia Beach Development Authority Public Facility Revenue, Series A, 3.00%, 12/01/07 ......          300,000          300,507
                                                                                                                     --------------
   WASHINGTON 7.1%
   Burlington Sewer Revenue, Refunding, MBIA Insured, 2.50%, 9/01/06 ............................          200,000          198,918
   King County School District No. 403 Renton GO, FSA Insured, 3.00%, 12/01/07 ..................          500,000          499,880
   Sunmer Water and Sewer Revenue, Utility Local Improvement District NO. 73 and 74,
      FSA Insured, 1.80%, 10/01/06 ..............................................................          150,000          147,131
   Vancouver Water and Sewer Revenue, Refunding, FSA Insured, 5.00%, 6/01/08 ....................        1,000,000        1,050,500
   Washington COP, Equipment, Series C, 2.00%, 1/01/06 ..........................................          100,000           99,639
   Yakima Tieton Irrigation District Revenue, Refunding, FSA Insured, 2.50%, 6/01/06 ............          200,000          199,290
                                                                                                                     --------------
                                                                                                                          2,195,358
                                                                                                                     --------------
   WEST VIRGINIA 0.7%
   West Virginia State Hospital Finance Authority Hospital Revenue, West Virginia University
      Hospital, Refunding, FSA Insured, 2.50%, 6/01/07 ..........................................          205,000          201,755
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $28,312,874) ...............................................                        28,046,676
                                                                                                                     --------------


                                                         Semiannual Report | 125

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 8.2%
   BONDS 8.2%
   CALIFORNIA 3.3%
   Val Verde USD, COP, School Construction Project, Refunding, Series B, FGIC Insured, 4.00%,
      1/01/06 ...................................................................................   $    1,000,000   $    1,004,150
                                                                                                                     --------------
   COLORADO 4.9%
   Denver City and County COP, Human Services Center Project, Refunding, MBIA Insured, 4.00%,
      5/01/06 ...................................................................................        1,500,000        1,511,610
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $2,517,650) ...............................................                         2,515,760
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $30,830,524) 99.4% ...................................................                        30,562,436
   OTHER ASSETS, LESS LIABILITIES 0.6% ..........................................................                           189,987
                                                                                                                     --------------
   NET ASSETS 100.0% ............................................................................                    $   30,752,423
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 183.


126 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                           AUGUST 31,
                                             2005                                  YEAR ENDED FEBRUARY 28,
CLASS A                                   (UNAUDITED)              2005         2004(e)          2003           2002          2001
                                          ----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period .    $     10.81       $     10.78     $     10.39   $     10.58   $      10.50   $     10.41
                                          ----------------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ............           0.28              0.58            0.59          0.59           0.61          0.62

 Net realized and unrealized gains
 (losses) ............................           0.18              0.03            0.39         (0.18)          0.06          0.09
                                          ----------------------------------------------------------------------------------------
Total from investment operations .....           0.46              0.61            0.98          0.41           0.67          0.71
                                          ----------------------------------------------------------------------------------------
Less distributions from net investment
 income ..............................          (0.29)            (0.58)          (0.59)        (0.60)         (0.59)        (0.62)
                                          ----------------------------------------------------------------------------------------
Redemption fees ......................             --(c)             --(c)           --            --             --            --
                                          ----------------------------------------------------------------------------------------
Net asset value, end of period .......    $     10.98       $     10.81     $     10.78   $     10.39   $      10.58   $     10.50
                                          ========================================================================================

Total return(b) ......................           4.33%             5.94%           9.75%         3.97%          6.53%         6.99%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....    $ 5,012,514       $ 4,714,804     $ 4,570,744   $ 4,410,233   $  4,660,764   $ 4,709,402

Ratios to average net assets:

 Expenses ............................           0.62%(d)          0.62%           0.62%         0.62%          0.62%         0.62%

 Net investment income ...............           5.11%(d)          5.44%           5.62%         5.69%          5.78%         5.90%

Portfolio turnover rate ..............           5.54%             8.60%           8.67%        11.81%         10.18%        11.08%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


                    Semiannual Report | See notes to financial statements. | 127

FRANKLIN TAX-FREE TRUST

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND (CONTINUED)

                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                           AUGUST 31,
                                             2005                                  YEAR ENDED FEBRUARY 28,
CLASS B                                   (UNAUDITED)              2005         2004(e)          2003           2002          2001
                                          ----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period .    $     10.87       $     10.84     $     10.45   $     10.64   $      10.54   $     10.45
                                          ----------------------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) ............           0.25              0.52            0.53          0.54           0.56          0.56

 Net realized and unrealized gains
  (losses) ...........................           0.19              0.04            0.39         (0.19)          0.07          0.09
                                          ----------------------------------------------------------------------------------------
Total from investment operations .....           0.44              0.56            0.92          0.35           0.63          0.65
                                          ----------------------------------------------------------------------------------------
Less distributions from net investment
 income ..............................          (0.26)            (0.53)          (0.53)        (0.54)         (0.53)        (0.56)
                                          ----------------------------------------------------------------------------------------
Redemption fees ......................             --(c)             --(c)           --            --             --            --
                                          ----------------------------------------------------------------------------------------
Net asset value, end of period .......    $     11.05       $     10.87     $     10.84   $     10.45   $      10.64   $     10.54
                                          ========================================================================================

Total return(b) ......................           4.10%             5.32%           9.09%         3.37%          6.10%         6.38%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....    $   253,394       $   258,063     $   250,878   $   212,027   $    175,655   $   136,030

Ratios to average net assets:

 Expenses ............................           1.17%(d)          1.18%           1.18%         1.18%          1.18%         1.18%

 Net investment income ...............           4.56%(d)          4.88%           5.06%         5.13%          5.23%         5.33%

Portfolio turnover rate ..............           5.54%             8.60%           8.67%        11.81%         10.18%        11.08%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


128 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND (CONTINUED)

                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                           AUGUST 31,
                                             2005                                  YEAR ENDED FEBRUARY 28,
CLASS C                                   (UNAUDITED)              2005         2004(e)          2003           2002          2001
                                          ----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period .    $     10.91       $     10.88     $     10.48   $     10.67   $      10.58   $     10.48
                                          ----------------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ............           0.25              0.52            0.54          0.54           0.56          0.56

 Net realized and unrealized gains
  (losses) ...........................           0.19              0.03            0.39         (0.19)          0.06          0.10
                                          ----------------------------------------------------------------------------------------
Total from investment operations .....           0.44              0.55            0.93          0.35           0.62          0.66
                                          ----------------------------------------------------------------------------------------
Less distributions from net investment
 income ..............................          (0.26)            (0.52)          (0.53)        (0.54)         (0.53)        (0.56)
                                          ----------------------------------------------------------------------------------------
Redemption fees ......................             --(c)             --(c)           --            --             --            --
                                          ----------------------------------------------------------------------------------------
Net asset value, end of period .......    $     11.09       $     10.91     $     10.88   $     10.48   $      10.67   $     10.58
                                          ========================================================================================

Total return(b) ......................           4.08%             5.29%           9.16%         3.37%          5.98%         6.45%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....    $   661,046       $   588,921     $   565,210   $   508,653   $    504,900   $   501,372

Ratios to average net assets:

 Expenses ............................           1.17%(d)          1.18%           1.18%         1.18%          1.18%         1.18%

 Net investment income ...............           4.56%(d)          4.88%           5.06%         5.13%          5.23%         5.34%

Portfolio turnover rate ..............           5.54%             8.60%           8.67%        11.81%         10.18%        11.08%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


                    Semiannual Report | See notes to financial statements. | 129

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 96.0%
   BONDS 88.1%
   ALABAMA 0.3%
   Camden IDB Exempt Facilities Revenue, Weyerhaeuser, Refunding,
       Series A, 6.125%, 12/01/24 ...............................................................   $    3,000,000   $    3,345,270
       Series B, 6.375%, 12/01/24 ...............................................................        1,750,000        1,949,378
   Oneonta Eastern Health Systems Special Care Facilities Financing Authority GO, 7.75%,
      7/01/21 ...................................................................................       10,575,000       11,707,265
                                                                                                                     --------------
                                                                                                                         17,001,913
                                                                                                                     --------------
   ALASKA 0.2%
   Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal
      Regional Power,
       5.70%, 1/01/12 ...........................................................................        2,260,000        2,289,945
       5.80%, 1/01/18 ...........................................................................        1,495,000        1,484,475
       5.875%, 1/01/32 ..........................................................................        6,900,000        6,592,881
   Alaska State HFC Revenue, Series A, MBIA Insured, Pre-Refunded, 5.85%, 12/01/15 ..............        2,340,000        2,404,140
                                                                                                                     --------------
                                                                                                                         12,771,441
                                                                                                                     --------------
   ARIZONA 3.7%
   Apache County IDA,
       IDR, Tucson Electric Power Co. Project, Series C, 5.85%, 3/01/26 .........................       16,500,000       16,546,530
       PCR, Tucson Electric Power Co. Project, Series A, 5.85%, 3/01/28 .........................       53,150,000       53,279,686
       PCR, Tucson Electric Power Co. Project, Series B, 5.875%, 3/01/33 ........................       33,800,000       33,867,262
   Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health Network,
      6.375%, 12/01/37 ..........................................................................        2,500,000        2,762,275
   Arizona Health Facilities Authority Revenue,
       Bethesda Foundation Project, Series A, 6.375%, 8/15/15 ...................................          400,000          408,688
       Bethesda Foundation Project, Series A, 6.40%, 8/15/27 ....................................        4,000,000        4,028,800
       Catholic Healthcare West, Series A, 6.625%, 7/01/20 ......................................        3,940,000        4,475,328
   Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.25%,
      12/01/32 ..................................................................................       14,500,000       15,738,300
   Coconino County Pollution Control Corp. Revenue,
       Pollution Control, Nevada Power Co., Series B, 5.80%, 11/01/32 ...........................        9,230,000        9,232,215
       Tucson Electric Power Navajo, Refunding, Series A, 7.125%, 10/01/32 ......................       21,125,000       22,083,864
       Tucson Electric Power Navajo, Refunding, Series B, 7.00%, 10/01/32 .......................        9,500,000        9,946,405
   Maricopa County IDA Health Facilities Revenue, Catholic Healthcare West,
       Refunding, ACA Insured, 5.00%, 7/01/16 ...................................................        6,500,000        6,676,865
       Series A, 5.50%, 7/01/26 .................................................................        7,500,000        8,051,775
   Maricopa County Pollution Control Corp. PCR, Public Service Co. of Colorado, Refunding,
      Series A, 5.75%, 11/01/22 .................................................................        9,800,000        9,983,260
   Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding,
      MBIA Insured, 5.00%, 7/01/29 ..............................................................       18,500,000       19,895,640
   Pima County IDAR, Tucson Electric Power Co. Project, Series A, 6.10%, 9/01/25 ................        3,990,000        4,001,770
                                                                                                                     --------------
                                                                                                                        220,978,663
                                                                                                                     --------------
   ARKANSAS 0.4%
   Arkansas State Development Finance Authority Industrial Facilities Revenue, Potlatch Corp.
      Projects, Series A, 7.75%, 8/01/25 ........................................................        3,800,000        4,380,260
   Baxter County IDR, Aeroquip/Trinova Corp. Project, Refunding, 5.80%, 10/01/13 ................        2,400,000        2,739,768


130 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARKANSAS (CONT.)
   Calhoun County Solid Waste Disposal Revenue, Georgia-Pacific Corp. Project, 6.375%,
      11/01/26 ..................................................................................   $   10,000,000   $   10,613,600
   Warren Solid Waste Disposal Revenue, Potlach Corp. Project, 7.00%, 4/01/12 ...................        3,150,000        3,504,532
                                                                                                                     --------------
                                                                                                                         21,238,160
                                                                                                                     --------------
   CALIFORNIA 10.3%
   ABAG 1915 Act Special Assessment,
       Windemere Ranch AD, Series 1, 7.45%, 9/02/30 .............................................       37,535,000       40,641,021
       Windemere Ranch AD 99, Series 1, 6.375%, 9/02/32 .........................................        9,740,000       10,375,535
   Adelanto Water Authority Revenue, Subordinated, Water System Acquisition Project, Series A,
      Pre-Refunded, 7.50%, 9/01/28 ..............................................................       21,330,000       24,481,508
   Alameda County MFHR, Claremont House Project, Refunding, Series A, 8.00%, 12/01/23 ...........       11,650,000       12,322,555
   Avenal PFAR, Refunding,
       7.00%, 9/02/10 ...........................................................................        1,000,000        1,049,710
       7.25%, 9/02/27 ...........................................................................        3,665,000        3,916,932
   Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23 ..............        4,400,000        5,411,120
   Calabasas Special Tax, CFD No. 01-1, Refunding, 6.25%, 9/01/31 ...............................        5,780,000        6,040,794
   California County Tobacco Securitization Agency Revenue, Asset-Backed, Alameda County,
      5.875%, 6/01/35 ...........................................................................        3,700,000        3,943,830
   California Educational Facilities Authority Revenue, Pooled College and University Financing,
      Series B, 6.125%, 6/01/09 .................................................................           35,000           35,215
   California Health Facilities Financing Authority Revenue, Marshall Medical Center, Series A,
      California Mortgage Insured, 5.00%,
       11/01/24 .................................................................................        2,295,000        2,408,281
       11/01/29 .................................................................................        2,220,000        2,302,384
       11/01/33 .................................................................................        3,130,000        3,265,279
   California Infrastructure and Economic Development Bank Revenue, Department of Social
      Services Administration Building, AMBAC Insured, 5.00%,
       12/01/30 .................................................................................       10,300,000       11,497,066
       12/01/35 .................................................................................       14,110,000       15,714,025
   California PCFA Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project, 6.875%,
      11/01/27 ..................................................................................        5,480,000        5,506,468
   California State GO,
       5.25%, 4/01/30 ...........................................................................        2,500,000        2,678,900
       5.00%, 2/01/33 ...........................................................................       40,140,000       42,189,147
       Refunding, 5.25%, 4/01/32 ................................................................        2,500,000        2,675,925
       Various Purpose, 5.125%, 11/01/24 ........................................................       18,935,000       20,338,084
   California Statewide CDA Revenue,
       Elder Care Alliance, Series A, 8.25%, 11/15/32 ...........................................       13,090,000       13,974,884
       Eskaton Village Grass Valley, 8.25%, 11/15/31 ............................................        3,335,000        3,836,717
       John F. Kennedy University, 6.75%, 10/01/33 ..............................................        8,000,000        8,520,881
       Monterey Institute International, 7.75%, 7/01/31 .........................................       13,240,000       13,164,664
       Prospect Sierra School, 6.75%, 9/01/32 ...................................................        6,545,000        6,925,068
   Chula Vista CFD Special Tax,
       No, 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34 .....................................        3,205,000        3,335,379
       No. 99-1, Otay Ranch Special Assessment 1, Pre-Refunded, 6.10%, 9/01/31 ..................        4,890,000        5,627,119


                                                         Semiannual Report | 131

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Corona COP, Corona Community Hospital Project,
       ETM, 9.425%, 9/01/06 .....................................................................   $    2,555,000   $    2,635,942
       Pre-Refunded, 9.425%, 9/01/20 ............................................................        8,820,000       11,189,669
   El Dorado County CFD Special Tax, Promontory Specific, Series No. 2001-1, 6.30%,
      9/01/31 ...................................................................................        3,500,000        3,681,300
   Elk Grove Special Tax, East Franklin Community No. 1-A, Pre-Refunded,
       5.80%, 8/01/25 ...........................................................................        3,745,000        3,934,197
       6.00%, 8/01/33 ...........................................................................        5,435,000        5,718,816
   Emeryville RDA, MFHR, Emery Bay Apartments II,
       Refunding, Series A, 5.85%, 10/01/28 .....................................................       13,670,000       13,747,782
       sub. lien, Refunding, Series B, 6.35%, 10/01/28 ..........................................        3,235,000        3,262,239
       sub. lien, Refunding, Series C, 7.875%, 10/01/28 .........................................        1,915,000        1,930,569
   Foothill/Eastern Corridor Agency Toll Road Revenue, senior lien, Series A, Pre-Refunded,
      6.50%, 1/01/32 ............................................................................       37,675,000       39,496,586
   Fullerton CFD No. 1 Special Tax, Amerige Heights, 6.20%, 9/01/32 .............................        3,500,000        3,652,845
   Gateway Improvement Authority Revenue, Marin City CFD, Series A, Pre-Refunded, 7.75%,
      9/01/25 ...................................................................................        4,410,000        4,498,200
   Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
       Asset-Backed, Series A-3, 7.875%, 6/01/42 ................................................       10,000,000       12,578,300
       Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/33 ...................................       20,000,000       22,645,800
       Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/43 ...................................       20,000,000       22,645,800
       Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 ....................................       21,000,000       23,954,490
       Series 2003 A-1, 6.75%, 6/01/39 ..........................................................        4,735,000        5,467,599
   Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Ltd. Obligation, Refunding,
      7.00%, 9/02/30 ............................................................................        8,310,000        9,160,279
   Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34 .......................        5,000,000        5,142,050
   Los Angeles MFR, Refunding,
       Series J-1B, 7.125%, 1/01/24 .............................................................          505,000          507,348
       Series J-1C, 7.125%, 1/01/24 .............................................................        1,155,000        1,160,371
       Series J-2B, 8.50%, 1/01/24 ..............................................................        2,485,000        2,398,696
       Series J-2C, 8.50%, 1/01/24 ..............................................................        5,585,000        5,391,033
   Los Angeles Regional Airports Improvement Corp. Lease Revenue,
       Facilities Sub Lease, International Airport, Refunding, 6.35%, 11/01/25 ..................       12,000,000        9,847,320
       Facilities Sub-Lease, Los Angeles International, Series A-1, 7.125%, 12/01/24 ............        2,000,000        2,095,400
       Facilities Sub-Lease, Los Angeles International, Series A-2, 7.50%, 12/01/24 .............       10,000,000       10,613,500
       Refunding, Series C, 6.125%, 12/01/07 ....................................................        4,655,000        4,600,630
       Refunding, Series C, 7.00%, 12/01/12 .....................................................        8,000,000        8,232,640
       Refunding, Series C, 7.50%, 12/01/24 .....................................................       30,000,000       31,798,200
    (a)United Airlines, International Airport, Refunding, 6.875%, 11/15/12 ......................        9,500,000        8,699,340
   Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 ...............................        4,000,000        4,354,480
   Oakland Revenue, YMCA East Bay Project, Refunding, 7.10%, 6/01/10 ............................        1,515,000        1,566,662
   Poway USD Special Tax,
       CFD No. 10, Area A, 6.10%, 9/01/31 .......................................................        1,995,000        2,057,064
       CFD No. 11, Area A, 5.375%, 9/01/28 ......................................................        2,965,000        2,990,825
       CFD No. 11, Area A, 5.375%, 9/01/34 ......................................................        2,235,000        2,248,678
   San Bernardino County Finance Authority Revenue, Public Improvement, AD, Refunding,
      Series A, 7.00%, 9/02/17 ..................................................................        2,005,000        2,026,333


132 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   San Francisco Uptown Parking Corp. Parking Revenue, Union Square, MBIA Insured, 6.00%,
      7/01/31 ...................................................................................   $    8,920,000   $    9,969,260
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien, 5.00%,
      1/01/33 ...................................................................................       11,930,000       11,079,749
   San Ramon 1915 Act Special Assessment, Fostoria Parkway Reassessment District No. 9,
      6.80%, 9/02/15 ............................................................................          615,000          633,450
   Saugus USD Special Tax, 6.00%, 9/01/33 .......................................................        3,150,000        3,353,175
   Stockton CFD Special Tax, Spanos Park West, 6.375%, 9/01/32 ..................................        4,100,000        4,324,885
   Stockton Improvement Bond Revenue, 1915 Act, Ltd. Obligation, Mosher AD 02, 6.30%,
      9/02/33 ...................................................................................        6,000,000        6,196,140
   Upland CFD Special Tax, 2003-2 San Antonio Improvement, Series 1-A, 6.00%, 9/01/34 ...........        6,520,000        6,861,648
   West Sacramento Special Tax, CFD No. 16, 6.00%, 9/01/33 ......................................        3,000,000        3,113,520
                                                                                                                     --------------
                                                                                                                        613,641,301
                                                                                                                     --------------
   COLORADO 2.0%
   Colorado Health Facilities Authority Revenue, Volunteers of America Care Facilities,
      Refunding and Improvement, Series A,
       5.45%, 7/01/08 ...........................................................................          710,000          714,650
       5.75%, 7/01/20 ...........................................................................        3,000,000        3,108,240
       5.875%, 7/01/28 ..........................................................................        2,990,000        3,051,086
   Denver City and County Airport Revenue,
       Series B, Pre-Refunded, 5.50%, 11/15/33 ..................................................       20,000,000       20,542,000
       Series D, 7.75%, 11/15/13 ................................................................          500,000          594,520
(a)Denver City and County Special Facilities Airport Revenue, United Airlines Inc. Project,
      Series A, 6.875%, 10/01/32 ................................................................       11,760,000       10,773,689
   Denver Health and Hospital Authority Healthcare Revenue, 6.25%, 12/01/33 .....................        4,000,000        4,362,800
   Eagle County Airport Terminal Corp. Revenue,
       7.50%, 5/01/21 ...........................................................................        1,785,000        1,826,251
       Series A, 7.00%, 5/01/21 .................................................................          850,000          904,204
       Series A, 7.125%, 5/01/31 ................................................................        1,705,000        1,820,480
   Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding,
      6.95%, 8/01/19 ............................................................................       41,200,000       44,255,392
   Littleton MFHR, Riverpoint, Refunding, Series C, 8.00%, 12/01/29 .............................        2,835,000        3,002,180
   McKay Landing Metropolitan District No. 002 GO,
       Limited Tax, 7.50%, 12/01/19 .............................................................        3,375,000        3,686,917
       Refunding, Subordinated, Series A, 7.50%, 12/01/34 .......................................        2,000,000        2,030,680
   Saddle Rock South Metropolitan District No. 2 GO, Ltd. Mill Levy Obligation, 7.20%,
      12/01/19 ..................................................................................          575,000          622,093
   Saddle Rock South Metropolitan District No. 3 GO, Ltd. Mill Levy Obligation, 7.35%,
      12/01/19 ..................................................................................        3,320,000        3,596,490
   University of Colorado Hospital Authority Revenue, Series A, 5.60%, 11/15/31 .................        9,000,000        9,464,670
   Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31 ..........        3,000,000        3,030,750
                                                                                                                     --------------
                                                                                                                        117,387,092
                                                                                                                     --------------
   CONNECTICUT 1.7%
   Connecticut State Development Authority PCR,
       Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28 .........................       53,825,000       57,496,403
       Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28 ..................       12,500,000       13,564,625


                                                         Semiannual Report | 133

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CONNECTICUT (CONT.)
   Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co.
      Project, 6.15%, 4/01/35 ...................................................................   $    3,000,000   $    3,139,380
   Connecticut State Health and Educational Facilities Authority Revenue,
       Sacred Heart University, Series C, 6.50%, 7/01/16 ........................................          420,000          435,926
       Sacred Heart University, Series C, Pre-Refunded, 6.50%, 7/01/16 ..........................        1,580,000        1,656,251
       St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 .................................        5,650,000        5,540,786
       Windham Community Memorial Hospital, Series C, 6.00%, 7/01/11 ............................        1,200,000        1,239,468
   Connecticut State HFAR, Housing Mortgage Finance Program, Series C-1, 6.30%,
      11/15/17 ..................................................................................       19,995,000       20,638,839
                                                                                                                     --------------
                                                                                                                        103,711,678
                                                                                                                     --------------
   DISTRICT OF COLUMBIA 1.9%
   District of Columbia GO,
       Refunding, Series A, 6.00%, 6/01/07 ......................................................        8,930,000        9,147,178
       Series A, ETM, 6.00%, 6/01/07 ............................................................        2,845,000        2,918,458
       Series A, Pre-Refunded, 6.375%, 6/01/11 ..................................................       22,770,000       23,822,885
       Series A, Pre-Refunded, 6.375%, 6/01/16 ..................................................       27,230,000       28,489,115
   District of Columbia Hospital Revenue, Medlantic Healthcare Group, Refunding, Series A,
      MBIA Insured, ETM, 5.875%, 8/15/19 ........................................................        8,850,000        9,269,136
   District of Columbia Revenue,
       Carnegie Endowment, 5.75%, 11/15/26 ......................................................        5,410,000        5,609,954
       Methodist Home Issue, 6.00%, 1/01/29 .....................................................        4,750,000        4,760,212
   District of Columbia Tobacco Settlement Financing Corp. Revenue, Asset Backed Bonds,
      6.50%, 5/15/33 ............................................................................       22,000,000       26,097,500
                                                                                                                     --------------
                                                                                                                        110,114,438
                                                                                                                     --------------
   FLORIDA 7.8%
   Beacon Tradeport CDD Special Assessment, Commercial Project, Series A, Pre-Refunded,
       6.00%, 5/01/16 ...........................................................................       26,130,000       28,832,364
       6.20%, 5/01/22 ...........................................................................       23,590,000       27,195,496
   Brighton Lakes CDD Special Assessment, Series B, 7.625%, 5/01/31 .............................        3,215,000        3,430,244
   Brooks of Bonita Springs CDD Capital Improvement Revenue,
       6.85%, 5/01/31 ...........................................................................        1,420,000        1,522,368
       Series A, 6.20%, 5/01/19 .................................................................        6,625,000        6,825,207
   Brooks of Bonita Springs II CDD Capital Improvement Revenue, Series A, 7.00%, 5/01/31 ........       12,145,000       12,853,782
   Capital Region CDD Capital Improvement Revenue, Series A-2, 6.85%, 5/01/31 ...................        2,395,000        2,591,893
   Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20 ......................        2,715,000        2,763,164
   Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%,
      8/15/32 ...................................................................................       10,550,000       11,473,547
   East Homested CDD Special Assessment Revenue, 5.45%, 5/01/36 .................................        1,500,000        1,535,205
   Falcon Trace CDD Special Assessment, 6.00%, 5/01/20 ..........................................        3,690,000        3,827,194
   Fleming Plantation CDD Special Assessment, Series B, 7.375%, 5/01/31 .........................        9,900,000       10,762,785
   Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D,
      6.00%, 6/01/23 ............................................................................        5,000,000        6,312,650
   Gateway Services District Water Management Benefit Tax Revenue, Second Assessment Area,
      Phase One, 8.00%, 5/01/20 .................................................................        3,755,000        3,847,073


134 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Groves CDD Special Assessment Revenue,
       Series A, 7.75%, 5/01/32 .................................................................   $    1,770,000   $    1,787,399
       Series B, 7.625%, 5/01/08 ................................................................        4,200,000        4,232,382
   Halifax Hospital Medical Center Hospital Revenue, Series A, 7.25%,
       10/01/24 .................................................................................        4,700,000        5,394,143
       10/01/29 .................................................................................        1,400,000        1,589,602
   Heritage Harbor CDD Special Assessment Revenue, Series A, 6.70%, 5/01/19 .....................        1,500,000        1,540,290
   Hillsborough County IDAR, Refunding, Series B, 5.25%,
       10/01/28 .................................................................................        1,500,000        1,575,375
       10/01/34 .................................................................................        7,250,000        7,589,300
   Indian Trace CDD, GO, Water Management Special Benefit, Refunding, Sub Series B, 8.25%,
      5/01/11 ...................................................................................       12,760,000       14,073,897
   Indian Trace CDD Special Assessment, Isles at Weston Project, 5.50%, 5/01/33 .................        3,000,000        3,047,700
   Indian Trail ID, GO, Water Control and Improvement, Unit Development 18,
       6.875%, 8/01/10 ..........................................................................          715,000          747,776
       7.00%, 8/01/20 ...........................................................................        2,445,000        2,599,866
       7.25%, 8/01/31 ...........................................................................        5,725,000        6,099,014
   Indigo CDD Capital Improvement Revenue,
       Refunding, Series A, 7.00%, 5/01/31 ......................................................          940,000          967,467
       Series C, 7.00%, 5/01/30 .................................................................        4,860,000        5,002,009
   Islands at Doral CDD Special Assessment, 6.125%, 5/01/24 .....................................        1,935,000        2,057,253
   Lake Ashton CDD Revenue, Series A, 7.40%, 5/01/32 ............................................        1,710,000        1,841,123
   Lakeland Retirement Community Revenue, first mortgage, Carpenters Home, Refunding,
      Series A, 6.75%, 1/01/19 ..................................................................       14,955,000       15,314,369
   Lakeside Plantation CDD Capital Improvement Revenue, 7.00%, 5/01/07 ..........................          711,799          710,475
   Lakewood Ranch CDD No. 2 Benefit Special Assessment, Series A, 8.125%, 5/01/17 ...............        2,660,000        2,738,018
   Lakewood Ranch CDD No. 3 Special Assessment Revenue, 7.625%, 5/01/18 .........................          460,000          474,904
   Largo First Mortgage Revenue, The Barrington Project, Series A, 7.50%, 9/01/33 ...............       10,845,000       11,229,781
   Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B,
      CIFG Insured, 5.00%, 10/01/30 .............................................................       11,505,000       12,322,430
   Mediterra North CDD Capital Improvement Revenue, Series A, 6.80%, 5/01/31 ....................        8,440,000        9,083,550
   Mediterra South CDD Capital Improvement Revenue,
       6.85%, 5/01/31 ...........................................................................        2,640,000        2,836,970
       Series B, 6.95%, 5/01/31 .................................................................        7,405,000        7,818,643
(a)Miami-Dade County IDAR, Special Facilities, United Airlines Inc. Project, Mandatory Put
      3/01/10, 6.05%, 3/01/35 ...................................................................        5,000,000          775,000
   Miami-Dade County Stormwater Utility Revenue, MBIA Insured, 5.00%, 4/01/26 ...................        5,750,000        6,193,785
   Midtown Miami Community Development Special Assessment Revenue,
       Series A, 6.25%, 5/01/37 .................................................................        7,500,000        7,924,800
       Series B, 6.50%, 5/01/37 .................................................................        4,000,000        4,252,320
   Mount Dora Country Club CDD Special Assessment Revenue, 7.75%, 5/01/13 .......................          545,000          552,276
   North Springs ID Special Assessment, Water Management, Series B, 8.30%, 5/01/24 ..............        1,520,000        1,540,383
   North Springs ID Special Assessment Revenue, Parkland Isles Project, Series A, 7.00%,
      5/01/19 ...................................................................................          865,000          891,798
   Northern Palm Beach County ID Revenue, Water Control and Improvement, Unit Development
      No. 43, 6.10%, 8/01/21 ....................................................................        2,675,000        2,828,866
   Northwood CDD Special Assessment Revenue, Series B, 7.60%, 5/01/17 ...........................        1,225,000        1,235,523


                                                         Semiannual Report | 135

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Oakstead CDD Revenue, Capital Improvement, Series A, 7.20%, 5/01/32 ..........................   $    3,300,000   $    3,561,294
   Orange County Health Facilities Authority Revenue, Hospital,
       Adventist Health System Inc., 5.625%, 11/15/32 ...........................................       10,000,000       10,820,600
       Orlando Regional Healthcare, 5.75%, 12/01/32 .............................................       15,000,000       16,368,300
   Orange County Tourist Development Tax Revenue, Refunding, AMBAC Insured, 5.00%,
      10/01/29 ..................................................................................       13,925,000       14,950,019
   Parklands West CDD Revenue, Special Assessment, Series A, 6.90%, 5/01/32 .....................        2,895,000        3,104,830
   Parkway Center CDD Special Assessment, Mandatory Put 8/11/04, Series A, 8.25%, 5/01/31 .......        1,386,894        1,407,198
   Pelican Marsh CDD Special Assessment Revenue,
       Series A, 7.10%, 5/01/20 .................................................................        3,540,000        3,826,209
       Series A, 7.20%, 5/01/31 .................................................................        6,470,000        6,999,958
       Series B, 6.90%, 5/01/11 .................................................................        3,710,000        3,826,865
       Series C, 7.00%, 5/01/19 .................................................................       10,845,000       11,323,915
       Series D, 6.95%, 5/01/19 .................................................................        3,915,000        4,081,661
   Piney-Z CDD Capital Improvement Revenue, Series A, 7.25%, 5/01/19 ............................          705,000          736,147
   Poinciana CDD Special Assessment, Series A, 7.125%, 5/01/31 ..................................       10,335,000       10,967,709
   Reserve CDD Capital Improvement Revenue, Stormwater Management, 8.25%, 5/01/14 ...............        1,950,000        1,984,203
   Reserve CDD No. 2 Capital Improvement Revenue, 7.125%, 5/01/30 ...............................        4,410,000        4,597,645
   Reserve CDD Utility Revenue, Stormwater Management, Refunding, Series A, 6.625%,
      12/01/22 ..................................................................................        3,985,000        4,188,753
   River Place St. Lucie CDD Special Assessment Revenue,
       Series A, 7.625%, 5/01/21 ................................................................        1,175,000        1,258,977
       Series A, 7.625%, 5/01/30 ................................................................        1,590,000        1,701,682
       Series B, 7.25%, 5/01/10 .................................................................          970,000          997,325
   Riverwood Community Development Revenue, Special AD, Series A, 7.75%, 5/01/14 ................          730,000          786,794
   Sampson Creek CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31 ......................        2,860,000        3,006,318
   Somerset County Revenue, Somerset CDD, 5.30%, 5/01/37 ........................................        8,170,000        8,209,053
   South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24 ............................        2,820,000        2,941,429
   St. Lucie West Services District Capital Improvement Revenue, Cascades Project, 6.10%,
      5/01/18 ...................................................................................        2,095,000        2,170,986
   St. Lucie West Services District Special Assessment Revenue, Port St. Lucie, Water
      Management Benefit, Refunding, Series B,
       6.00%, 5/01/09 ...........................................................................          675,000          685,570
       6.25%, 5/01/25 ...........................................................................        5,080,000        5,353,101
   Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24 .....................................        2,235,000        2,327,842
   Stoneybrook West CDD Special Assessment Revenue, Series A, 7.00%, 5/01/32 ....................        2,990,000        3,197,386
   Tara CDD No. 1 Capital Improvement Revenue, Series A, 7.15%, 5/01/31 .........................        1,355,000        1,453,888
   University of Central Florida Assn. Inc. COP, Series A, FGIC Insured, 5.00%, 10/01/35 ........        5,000,000        5,325,550
   Venetian CDD Capital Improvement Revenue, Series A, 6.75%, 5/01/34 ...........................        8,580,000        9,284,590
   Verandah West CDD Revenue, Series A, 6.625%, 5/01/33 .........................................        8,795,000        9,319,182
   Village CDD No. 4 Special Assessment Revenue, 7.20%, 5/01/31 .................................        7,955,000        8,681,212
   Village Center CDD Recreational Revenue,
       Sub Series B, 6.30%, 1/01/07 .............................................................        1,020,000        1,033,954
       Sub Series B, 6.25%, 1/01/13 .............................................................        6,935,000        7,342,709
       Sub Series B, 8.25%, 1/01/17 .............................................................        2,055,000        2,179,985
       Sub Series C, 7.375%, 1/01/19 ............................................................        2,325,000        2,482,054
   Vista Lake CDD Capital Improvement Revenue, Series A, 7.20%, 5/01/32 .........................        2,730,000        2,926,423


136 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Waterchase CDD Capital Improvement Revenue, Series A, 6.70%, 5/01/32 .........................   $    2,895,000   $    3,100,313
   Waterlefe CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31 ..........................        1,190,000        1,286,319
   Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21 ...............................        1,445,000        1,548,028
                                                                                                                     --------------
                                                                                                                        463,987,435
                                                                                                                     --------------
   GEORGIA 2.2%
   Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
       Series C, FSA Insured, 5.00%, 1/01/33 ....................................................       36,000,000       38,048,040
       Series J, FSA Insured, 5.00%, 1/01/29 ....................................................       16,445,000       17,476,102
   Atlanta Water and Wastewater Revenue, FSA Insured, 5.00%, 11/01/34 ...........................       20,200,000       21,495,426
   Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%,
      12/01/28 ..................................................................................        1,470,000        1,352,047
   Floyd County Development Authority Environmental Improvement Revenue,
      Dates-Temple-Inland, 5.70%, 12/01/15 ......................................................        1,575,000        1,703,756
   Forsyth County Hospital Authority Revenue, Anticipation Certificate, Georgia Baptist Health
      Care System Project, ETM,
       6.25%, 10/01/18 ..........................................................................        6,000,000        7,082,760
       6.375%, 10/01/28 .........................................................................        8,000,000       10,341,760
   Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, MBIA Insured,
      5.00%, 7/01/34 ............................................................................       26,145,000       27,733,832
   McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest
      Products, 6.95%, 12/01/23 .................................................................        5,120,000        5,789,184
                                                                                                                     --------------
                                                                                                                        131,022,907
                                                                                                                     --------------
   HAWAII 0.9%
   Hawaii State Department of Transportation Special Facilities Revenue, Continental Airlines Inc.
      Project, Refunding, 7.00%, 6/01/20 ........................................................        4,090,000        3,880,919
   Honolulu City and County GO, Series A, MBIA Insured, 5.00%,
       7/01/26 ..................................................................................       12,020,000       12,866,449
       7/01/27 ..................................................................................       12,640,000       13,498,509
   Honolulu City and County Wastewater System Revenue, Senior Series A, FGIC Insured, 5.00%,
      7/01/30 ...................................................................................       20,425,000       21,795,313
                                                                                                                     --------------
                                                                                                                         52,041,190
                                                                                                                     --------------
   IDAHO 0.3%
   Nez Perce County PCR,
       Potlatch 84, 7.00%, 12/01/14 .............................................................        2,500,000        2,840,100
       Potlatch Corp. Project, Refunding, 6.00%, 10/01/24 .......................................       17,500,000       17,817,275
                                                                                                                     --------------
                                                                                                                         20,657,375
                                                                                                                     --------------
   ILLINOIS 2.7%
   Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%,
      3/01/33 ...................................................................................        3,350,000        3,437,636
   Antioch Village Special Service Area No. 2 Special Tax, Clublands Project, 6.625%,
      3/01/33 ...................................................................................        5,544,000        5,689,031


                                                         Semiannual Report | 137

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ILLINOIS (CONT.)
   Bolingbrook Special Service Area No. 1 Special Tax, Augusta Village Project,
       6.75%, 3/01/32 ...........................................................................   $    5,454,000   $    5,756,970
       Series 2004, 6.25%, 3/01/32 ..............................................................        3,655,000        3,752,150
   Bolingbrook Special Service Area No. 2 Special Tax, Bloomfield West Project, Series A,
       6.625%, 3/01/31 ..........................................................................        4,465,000        4,697,135
       7.00%, 3/01/31 ...........................................................................        4,928,000        5,284,097
   Bolingbrook Special Service Area No. 3 Special Tax, Lakewood Ridge Project, 7.05%,
      3/01/31 ...................................................................................        5,877,000        6,278,105
   Bryant PCR, Central Illinois Light Co. Project, Refunding, MBIA Insured, 5.90%, 8/01/23 ......       11,000,000       11,153,890
   Cary Special Tax,
       Special Service Area No. 1 Cambridge, Series A, 7.625%, 3/01/30 ..........................        3,489,000        3,813,024
       Special Service Area No. 2 Foxford Hill, 7.50%, 3/01/30 ..................................        5,400,000        5,875,092
   Chicago O'Hare International Airport Special Facilities Revenue, American Airlines Inc.
      Project, 8.20%, 12/01/24 ..................................................................        7,830,000        7,524,160
   Gilberts Special Service Area No. 9 Special Tax, Big Timber Project, 7.75%, 3/01/27 ..........        6,000,000        6,678,660
   Illinois Health Facilities Authority Revenue,
       Rush Presbyterian Hospital, Refunding, Series A, MBIA Insured, 6.25%, 11/15/20 ...........        9,000,000        9,485,820
       Sarah Bush Lincoln Health Center, Refunding, Series B, 6.00%, 2/15/11 ....................        3,370,000        3,550,497
       St. Elizabeth's Hospital, Pre-Refunded, 6.25%, 7/01/16 ...................................        1,215,000        1,272,214
       St. Elizabeth's Hospital, Pre-Refunded, 6.375%, 7/01/26 ..................................        6,695,000        7,016,963
       Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28 ...........................        8,595,000        8,730,543
   Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
      Convention Center,
       ETM, 7.00%, 7/01/26 ......................................................................        7,500,000       10,239,900
       Pre-Refunded, 6.25%, 7/01/17 .............................................................       11,000,000       11,522,610
   Minooka Special Assessment, Improvement Prairie Ridge Project, 6.875%, 3/01/33 ...............        3,000,000        3,108,750
   Montgomery Special Assessment, Improvement, Lakewood Creek Project, 7.75%, 3/01/30 ...........        4,826,000        5,297,452
   Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%,
      3/01/34 ...................................................................................        8,000,000        8,262,320
   Southwestern Development Authority Revenue, Anderson Hospital, 5.625%, 8/15/29 ...............        2,425,000        2,520,545
   Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project, 6.625%,
      3/01/33 ...................................................................................        5,280,000        5,452,445
   Wauconda Special Service Revenue, Area No. 1, Special Tax, Liberty Lakes Project, 6.00%,
      3/01/33 ...................................................................................        4,500,000        4,524,615
   Yorkville United City Special Service Area Special Tax,
       No. 04, MPI Grande Reserve Project, Series 104, 6.375%, 3/01/34 ..........................        4,400,000        4,571,600
       No. 2003, Windett Ridge Project, Series 101, 6.875%, 3/01/33 .............................        3,900,000        4,145,544
                                                                                                                     --------------
                                                                                                                        159,641,768
                                                                                                                     --------------
   INDIANA 1.5%
   Goshen Industrial Revenue, Greencroft Hospital Assn. Inc., Refunding, 5.75%,
       8/15/19 ..................................................................................        3,000,000        3,029,370
       8/15/28 ..................................................................................        5,000,000        5,029,650
   Indiana Health Facility Financing Authority Hospital Revenue,
       6.25%, 3/01/25 ...........................................................................        3,200,000        3,467,168
       6.00%, 3/01/34 ...........................................................................       12,000,000       12,814,560


138 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   INDIANA (CONT.)
   Indiana Health Facility Financing Authority Hospital Revenue, (cont.)
       Community Foundation Northwest Indiana, Series A, 6.375%, 8/01/31 ........................   $   48,500,000   $   52,044,380
       Jackson County Scheck Memorial Hospital, Refunding, 5.125%, 2/15/17 ......................        1,500,000        1,566,075
   Indiana State Development Finance Authority Environmental Revenue, USX Corp. Project,
      Refunding, 5.60%, 12/01/32 ................................................................        8,200,000        8,541,694
                                                                                                                     --------------
                                                                                                                         86,492,897
                                                                                                                     --------------
   KANSAS 0.2%
   Wyandotte County City Unified Government Utility System Revenue, Improvement, Series B,
      FSA Insured, 5.00%, 9/01/32 ...............................................................       10,000,000       10,624,400
                                                                                                                     --------------
   KENTUCKY 1.8%
   Kenton County Airport Board Airport Revenue, Special Facilities, Delta Airlines Inc. Project,
       Series A, 7.50%, 2/01/12 .................................................................        7,050,000        6,591,397
       Series A, 7.50%, 2/01/20 .................................................................       35,275,000       31,435,669
       Series A, 7.125%, 2/01/21 ................................................................       28,830,000       24,687,706
       Series A, 6.125%, 2/01/22 ................................................................       12,940,000        9,834,788
       Series B, 7.25%, 2/01/22 .................................................................        5,315,000        4,585,623
   Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
      Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 ..............        6,835,000        6,715,524
   Maysville Solid Waste Disposal Facilities Revenue, Inland Container Corp. Project, Refunding,
      6.90%, 9/01/22 ............................................................................       16,000,000       18,038,720
   Powderly Industrial Development First Mortgage Revenue, Kroger Co., Refunding, 7.375%,
      9/01/06 ...................................................................................          255,000          255,816
   Russell Health System Revenue, Pre-Refunded, 8.10%, 7/01/15 ..................................        6,195,000        6,564,048
                                                                                                                     --------------
                                                                                                                        108,709,291
                                                                                                                     --------------
   LOUISIANA 1.0%
   Beauregard Parish Revenue, Boise Cascade Corporate Project, Refunding, 6.80%, 2/01/27 ........       13,990,000       15,217,762
   Louisiana Public Facilities Authority Revenue, FHA Insured Mortgage, Baton Rouge General,
      MBIA Insured, 5.25%, 7/01/33 ..............................................................       20,000,000       21,320,600
   Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 .......        4,850,000        4,874,250
   West Feliciana Parish PCR, Entergy Gulf States Project, Refunding, Series B, 6.60%,
      9/01/28 ...................................................................................       20,750,000       21,082,415
                                                                                                                     --------------
                                                                                                                         62,495,027
                                                                                                                     --------------
   MAINE 0.6%
   Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 .........................        4,800,000        4,916,016
   Skowhegan PCR, S.D. Warren Co.,
       Series A, 6.65%, 10/15/15 ................................................................       24,570,000       25,093,341
       Series B, 6.65%, 10/15/15 ................................................................        4,940,000        5,045,222
                                                                                                                     --------------
                                                                                                                         35,054,579
                                                                                                                     --------------
   MARYLAND 0.7%
   Gaithersberg Hospital Facilities Revenue, Shady Grove Adventist Hospital, Refunding and
      Improvement, Series B, 8.50%, 9/01/07 .....................................................        3,890,000        4,016,697
   Maryland State CDA Department of Housing and Community Development Revenue, Series A,
      5.875%, 7/01/16 ...........................................................................        2,450,000        2,538,960


                                                         Semiannual Report | 139

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MARYLAND (CONT.)
   Maryland State EDC Revenue, Chesapeake Bay,
       senior lien, Series B, 7.50%, 12/01/14 ...................................................   $    1,915,000   $    2,041,601
       senior lien, Series B, 7.625%, 12/01/22 ..................................................        6,740,000        7,193,332
       Series B, 7.75%, 12/01/31 ................................................................       16,160,000       17,234,155
   Maryland State Industrial Development Financing Authority EDR, Our Lady of Good Counsel
      School, Series A,
       5.50%, 5/01/20 ...........................................................................          420,000          434,725
       6.00%, 5/01/35 ...........................................................................        1,000,000        1,035,690
   Takoma Park Hospital Facilities Revenue, Washington Adventist Hospital Project, Series B,
      8.50%, 9/01/07 ............................................................................        5,475,000        5,801,091
                                                                                                                     --------------
                                                                                                                         40,296,251
                                                                                                                     --------------
   MASSACHUSETTS 1.3%
   Massachusetts Bay Transportation Authority Revenue, General Transportation System,
      Series A, 7.00%, 3/01/21 ..................................................................        2,000,000        2,550,180
   Massachusetts Health and Educational Facilites Authority Revenue, Lahey Clinic Medical
      Center, Series B, FGIC Insured, 5.00%, 8/15/30 ............................................       12,460,000       13,325,721
   Massachusetts State Development Finance Agency Resource Recovery Revenue, Waste
      Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29 ................        3,000,000        3,372,990
   Massachusetts State Development Finance Agency Revenue,
       Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19 .............................        1,030,000        1,051,414
       Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29 ............................        1,620,000        1,640,282
       Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23 ............        3,500,000        3,576,370
       Loomis Community Project, first mortgage, Series A, 5.625%, 7/01/15 ......................        1,850,000        1,892,476
   Massachusetts State Health and Educational Facilities Authority Revenue,
       Saint Memorial Medical Center, Refunding, Series A, 5.75%, 10/01/06 ......................        1,730,000        1,731,834
       Saint Memorial Medical Center, Refunding, Series A, 6.00%, 10/01/23 ......................        6,235,000        6,242,295
       University of Massachusetts Memorial Issue, Series D, 5.00%, 7/01/33 .....................       23,000,000       23,229,540
(a)Massachusetts State Industrial Finance Agency Solid Waste Disposal Revenue, Massachusetts
      Paper Co. Project, senior lien, 8.50%, 11/01/12 ...........................................       39,820,661           99,552
   Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
      FSA Insured, 5.00%, 8/15/30 ...............................................................       16,250,000       17,420,162
                                                                                                                     --------------
                                                                                                                         76,132,816
                                                                                                                     --------------
   MICHIGAN 3.2%
   Delta County EDC Environmental Improvement Revenue, Mead Escanaba Paper, Refunding,
      Series A, Pre-Refunded, 6.25%, 4/15/27 ....................................................       10,500,000       12,243,840
   Garden City Hospital Financing Authority Hospital Revenue, Refunding,
       5.625%, 9/01/10 ..........................................................................        1,895,000        1,900,287
       5.75%, 9/01/17 ...........................................................................        1,000,000          994,860
   Gaylord Hospital Finance Authority Ltd. Obligation Revenue, Otsego Memorial Hospital,
      Refunding, 6.50%,
       1/01/31 ..................................................................................        1,000,000        1,013,820
       1/01/37 ..................................................................................        1,000,000        1,013,120
   Kent Hospital Finance Authority Health Care Revenue, Butterworth Health System, Series A,
      MBIA Insured, Pre-Refunded, 6.125%, 1/15/21 ...............................................       11,770,000       12,145,698


140 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MICHIGAN (CONT.)
   Michigan State Building Authority Revenue, Facilities Program, Refunding, Series II,
      MBIA Insured, 5.00%, 10/15/29 .............................................................   $   10,950,000   $   11,592,546
   Michigan State Hospital Finance Authority Revenue,
       Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 ..........       18,000,000       20,183,940
       Detroit Medical Center Obligation Group, Refunding, Series A, 6.25%, 8/15/13 .............        7,500,000        7,503,525
       Detroit Medical Center Obligation Group, Refunding, Series A, 6.50%, 8/15/18 .............       30,205,000       30,282,627
       Detroit Medical Center Obligation Group, Refunding, Series B, 5.50%, 8/15/23 .............          500,000          480,910
       Detroit Medical Center Obligation Group, Series A, 5.25%, 8/15/23 ........................          500,000          467,135
       Marquette, 5.00%, 5/15/34 ................................................................        6,000,000        6,091,740
       Memorial Healthcare Center, Refunding, 5.75%, 11/15/15 ...................................        1,000,000        1,065,750
       Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.75%, 8/15/16 ......................        7,310,000        7,513,730
       Sinai Hospital, Refunding, 6.625%, 1/01/16 ...............................................        2,990,000        3,040,561
       Sinai Hospital, Refunding, 6.70%, 1/01/26 ................................................        7,250,000        7,340,408
   Michigan State Strategic Fund Ltd. Obligation Revenue,
       Detroit Edison Co. Pollution Control Project, Refunding, Series C, 5.45%, 9/01/29 ........       11,000,000       11,679,250
       The Detroit Edison Co. Project Collateral, Refunding, Series BB, MBIA Insured, 6.20%,
        8/15/25 .................................................................................        7,825,000        7,989,247
   Midland County EDR, Refunding,
       Series A, 6.875%, 7/23/09 ................................................................       35,000,000       36,708,000
       Series B, 6.75%, 7/23/09 .................................................................        4,000,000        4,195,360
   Tawas City Hospital Finance Authority Revenue, Tawas St. Joseph's Hospital Project, Series A,
      ETM, 5.60%, 2/15/13 .......................................................................        1,565,000        1,689,198
   Wayne Charter County Special Airport Facilities Revenue, Airport Revenues, Refunding,
      6.75%, 12/01/15 ...........................................................................        4,995,000        3,916,030
                                                                                                                     --------------
                                                                                                                        191,051,582
                                                                                                                     --------------
   MINNESOTA 1.9%
   Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.25%, 8/01/14 ..........        9,000,000       10,241,550
   Mahtomedi Senior Housing Revenue, Saint Andrews Village Project, Refunding, 5.75%,
      12/01/40 ..................................................................................        5,000,000        5,022,550
   Maplewood Health Care Facility Revenue, Health East Project, 5.95%, 11/15/06 .................        1,510,000        1,513,292
   Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, Refunding,
       Sub Series A, AMBAC Insured, 5.00%, 1/01/29 ..............................................        5,000,000        5,309,550
       Sub Series C, FGIC Insured, 5.00%, 1/01/31 ...............................................       21,185,000       22,462,879
   Minneapolis and St. Paul Metropolitan Airports Commission Special Facilities Revenue,
      Northwest Airlines Inc. Project,
       Refunding, 7.375%, 4/01/25 ...............................................................        5,000,000        4,773,200
       Series A, 7.00%, 4/01/25 .................................................................        6,000,000        5,390,400
   Minneapolis Health Care Facility Revenue,
       Augustana Chapel View Homes, Series D, 5.875%, 6/01/35 ...................................        5,075,000        5,113,722
       Fairview Health Services, Series A, Pre-Refunded, 5.625%, 5/15/32 ........................       18,380,000       21,049,879
   Minneapolis Health Care Revenue, Fairview Health Services, AMBAC Insured, 5.00%,
      11/15/30 ..................................................................................        8,200,000        8,766,948
   Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
       Refunding, Series A, 6.375%, 11/15/29 ....................................................          175,000          198,009
       Series A, Pre-Refunded, 6.375%, 11/15/29 .................................................        6,325,000        7,312,143


                                                         Semiannual Report | 141

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MINNESOTA (CONT.)
   Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 5.95%,
      2/01/18 ...................................................................................   $      380,000   $      384,283
   Roseville MFHR, Rosepointe I Project, Refunding, Series C, 8.00%, 12/01/29 ...................        3,220,000        3,413,007
   St. Paul Housing and RDA Hospital Revenue, Healtheast Project, 6.00%, 11/15/35 ...............       10,000,000       10,881,800
   St. Paul Housing and RDA Tax Increment Revenue, Energy Park Project, Series A, 8.625%,
      9/01/07 ...................................................................................          560,000          565,482
                                                                                                                     --------------
                                                                                                                        112,398,694
                                                                                                                     --------------
   MISSISSIPPI 0.6%
   Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 ...............       33,295,000       33,586,331
                                                                                                                     --------------
   MISSOURI 0.6%
   Lake of the Ozarks Community Board Corp. Bridge System Revenue,
       Pre-Refunded, 6.25%, 12/01/16 ............................................................        1,000,000        1,056,280
       Pre-Refunded, 6.40%, 12/01/25 ............................................................        3,000,000        3,189,270
       Refunding, 5.25%, 12/01/20 ...............................................................        8,350,000        8,305,995
   St. Louis County IDA Industrial Revenue, Kiel Center, Refunding,
       7.625%, 12/01/09 .........................................................................        8,000,000        8,099,360
       7.75%, 12/01/13 ..........................................................................        5,175,000        5,238,756
       7.875%, 12/01/24 .........................................................................        6,000,000        6,070,140
   West Plains IDA Hospital Revenue,
       Ozarks Medical Center, 6.30%, 11/15/11 ...................................................          865,000          917,557
       Ozarks Medical Center, 6.75%, 11/15/24 ...................................................        1,870,000        1,953,552
       Ozarks Medical Center Project, Refunding, 5.50%, 11/15/12 ................................          500,000          507,610
                                                                                                                     --------------
                                                                                                                         35,338,520
                                                                                                                     --------------
   MONTANA 0.2%
   Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%, 3/01/31 ..........       10,220,000       10,828,499
                                                                                                                     --------------
   NEBRASKA 0.0%(b)
   Scotts Bluff County Hospital Authority No. 1 Hospital Revenue, Regional West Medical Center,
      6.375%, 12/15/08 ..........................................................................        1,145,000        1,151,240
                                                                                                                     --------------
   NEVADA 3.1%
   Clark County ID Special Assessment,
       Special ID No. 132, Local Improvement, 6.875%, 2/01/21 ...................................        3,910,000        4,054,553
       Special ID No. 142, Local Improvement, 6.375%, 8/01/23 ...................................        4,200,000        4,331,082
   Clark County IDR, Nevada Power Co. Project, Refunding, Series B, 5.90%, 10/01/30 .............        5,125,000        5,125,974
   Director of the State Department of Business and Industry Revenue, Las Vegas Monorail
      Project, Second Tier,
       7.25%, 1/01/23 ...........................................................................        8,000,000        8,467,200
       7.375%, 1/01/30 ..........................................................................        9,000,000        9,518,490
       7.375%, 1/01/40 ..........................................................................       49,750,000       52,390,730
   Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%,
      7/01/24 ...................................................................................        7,000,000        7,620,760


142 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEVADA (CONT.)
   Henderson Local ID Special Assessment,
       No. T-2, 9.50%, 8/01/11 ..................................................................   $      755,000   $      757,710
       No. T-4C, Green Valley, Refunding, Series A, 5.90%, 11/01/18 .............................        3,085,000        3,181,283
       No. T-12, Series A, 7.375%, 8/01/18 ......................................................       40,175,000       43,165,627
       No. T-16, 4.90%, 3/01/16 .................................................................        1,390,000        1,415,103
       No. T-16, 5.00%, 3/01/18 .................................................................        1,000,000        1,020,810
       No. T-16, 5.00%, 3/01/19 .................................................................        1,000,000        1,017,150
       No. T-16, 5.10%, 3/01/22 .................................................................        1,500,000        1,529,670
       No. T-16, 5.125%, 3/01/25 ................................................................        1,580,000        1,607,618
   Las Vegas Local Improvement Bonds Special Assessment,
       Special ID No. 404, Refunding, FSA Insured, 5.85%, 11/01/09 ..............................        2,840,000        2,852,610
       Special ID No. 607, 6.25%, 6/01/24 .......................................................        5,000,000        5,154,650
       Special ID No. 808, Summerlin Area, 6.75%, 6/01/21 .......................................        8,340,000        8,627,146
   Las Vegas Special Assessment, ID No. 505, Elkhorn Springs, 8.00%, 9/15/13 ....................        4,310,000        4,399,691
   Nevada Housing Division Revenue, SF Program,
       Sub Series B-1, 7.90%, 10/01/05 ..........................................................           40,000           40,001
       Sub Series C-1, 7.55%, 10/01/05 ..........................................................           50,000           50,025
   Washoe County Revenue, Reno-Sparks Convention Center Project, FSA Insured, Pre-Refunded,
      6.40%, 7/01/29 ............................................................................       15,415,000       17,429,278
                                                                                                                     --------------
                                                                                                                        183,757,161
                                                                                                                     --------------
   NEW HAMPSHIRE 0.3%
   New Hampshire Higher Education and Health Facilities Authority Revenue,
       Hillcrest Terrace, 7.50%, 7/01/24 ........................................................       16,450,000       16,993,508
       Littleton Hospital Assn., Series B, 5.90%, 5/01/28 .......................................        2,000,000        2,041,320
       New Hampshire Catholic Charities, Refunding, Series A, 5.75%, 8/01/11 ....................        1,145,000        1,173,075
                                                                                                                     --------------
                                                                                                                         20,207,903
                                                                                                                     --------------
   NEW JERSEY 5.0%
   Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
       Series 1, 6.00%, 1/01/19 .................................................................        2,180,000        2,211,174
       Series 1, 6.00%, 1/01/29 .................................................................        5,000,000        5,063,850
       Series 2, 6.125%, 1/01/19 ................................................................        2,125,000        2,165,439
       Series 2, 6.125%, 1/01/29 ................................................................        5,105,000        5,194,337
   New Jersey EDA Lease Revenue, International Center for Public Health Project, University of
      Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 .....................................        9,965,000       11,107,388
   New Jersey EDA Revenue,
       Cigarette Tax, 5.50%, 6/15/24 ............................................................       23,000,000       24,466,710
       Cigarette Tax, 5.50%, 6/15/31 ............................................................        6,500,000        6,869,915
       Cigarette Tax, 5.75%, 6/15/34 ............................................................       10,000,000       10,747,100
       first mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24 .................................        1,500,000        1,526,790
       first mortgage, Presbyterian, Series A, 6.25%, 11/01/20 ..................................        7,635,000        7,978,346
   New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,
       6.625%, 9/15/12 ..........................................................................       18,500,000       18,019,925
       6.25%, 9/15/19 ...........................................................................       54,420,000       50,080,549
       6.40%, 9/15/23 ...........................................................................       73,030,000       67,457,811


                                                         Semiannual Report | 143

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW JERSEY (CONT.)
   New Jersey Health Care Facilities Financing Authority Revenue,
       Lutheran Home, Series A, 8.40%, 7/01/19 ..................................................   $    2,100,000   $    2,113,377
       South Jersey Hospital, 5.875%, 7/01/21 ...................................................        7,500,000        8,026,575
       South Jersey Hospital, 6.00%, 7/01/32 ....................................................       18,000,000       19,328,760
       Trinitas Hospital Obligation Group, Refunding, 7.50%, 7/01/30 ............................        5,000,000        5,643,900
   New Jersey State Turnpike Authority Turnpike Revenue,
       Refunding, Series A, FSA Insured, 5.00%, 1/01/25 .........................................       13,700,000       14,745,310
       Series C, FSA Insured, 5.00%, 1/01/35 ....................................................       10,195,000       10,923,637
   Tobacco Settlement Financing Corp. Revenue, Asset Backed, Refunding,
       6.00%, 6/01/37 ...........................................................................       10,000,000       10,730,400
       6.125%, 6/01/42 ..........................................................................        9,050,000        9,775,629
                                                                                                                     --------------
                                                                                                                        294,176,922
                                                                                                                     --------------
   NEW MEXICO 2.4%
   Farmington PCR,
       Public Service Co. of New Mexico, San Juan Project, Refunding, Series A, 6.30%,
        12/01/16 ................................................................................       24,045,000       25,511,745
       Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 6.375%,
        4/01/22 .................................................................................       66,125,000       70,845,664
       Public Service Co. Project, Series A, 6.60%, 10/01/29 ....................................        6,000,000        6,668,040
       Tucson Electric Power Co., Series A, 6.95%, 10/01/20 .....................................       37,000,000       38,911,050
                                                                                                                     --------------
                                                                                                                        141,936,499
                                                                                                                     --------------
   NEW YORK 9.8%
   Corinth IDA Environmental Improvement Revenue, International Paper Company Project,
      Refunding, Series A, 5.75%, 2/01/22 .......................................................        2,000,000        2,115,820
   MTA Revenue,
       Series A, MBIA Insured, 4.75%, 11/15/28 ..................................................       15,000,000       15,652,200
       Series B, AMBAC Insured, 5.00%, 11/15/30 .................................................       10,000,000       10,734,400
   MTA Transit Facilities Revenue, Series A, MBIA Insured, Pre-Refunded, 5.875%, 7/01/27 ........       22,700,000       24,239,968
   New York City GO,
       Fiscal 2003, Series I, 5.00%, 3/01/24 ....................................................        5,000,000        5,271,050
       Fiscal 2003, Series I, 5.00%, 3/01/25 ....................................................        9,000,000        9,476,100
       Refunding, Series F, 6.00%, 8/01/11 ......................................................       10,000,000       10,400,800
       Refunding, Series H, 6.125%, 8/01/25 .....................................................        4,710,000        4,995,709
       Refunding, Series J, 6.00%, 8/01/21 ......................................................        3,535,000        3,741,373
       Series B, 7.00%, 2/01/18 .................................................................          115,000          115,505
       Series B, 6.00%, 8/15/26 .................................................................          155,000          161,380
       Series B, Pre-Refunded, 6.00%, 8/15/26 ...................................................        4,845,000        5,062,492
       Series D, 7.625%, 2/01/14 ................................................................            5,000            5,023
       Series F, 7.50%, 2/01/21 .................................................................           85,000           85,393
       Series G, 7.50%, 2/01/22 .................................................................           10,000           10,046
       Series G, Pre-Refunded, 6.125%, 10/15/11 .................................................       20,480,000       22,022,144
       Series G, Pre-Refunded, 6.20%, 10/15/14 ..................................................       10,000,000       10,768,200


144 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York City GO, (cont.)
       Series H, 6.25%, 8/01/15 .................................................................   $   20,435,000   $   21,741,001
       Series H, Pre-Refunded, 6.25%, 8/01/15 ...................................................        4,565,000        4,890,941
       Series H, Pre-Refunded, 6.125%, 8/01/25 ..................................................          890,000          951,499
       Series I, 6.25%, 4/15/17 .................................................................           35,000           36,952
       Series I, Pre-Refunded, 6.25%, 4/15/17 ...................................................       25,335,000       26,945,799
       Series I, Pre-Refunded, 6.25%, 4/15/27 ...................................................       22,920,000       24,377,254
       Series J, Pre-Refunded, 6.00%, 8/01/21 ...................................................        6,465,000        6,896,927
       Series O, 5.00%, 6/01/19 .................................................................        7,350,000        7,912,863
       Series O, 5.00%, 6/01/33 .................................................................        4,000,000        4,214,040
   New York City IDA Civic Facility Revenue,
       Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20 ................................        6,665,000        6,869,416
       Series C, 6.80%, 6/01/28 .................................................................        5,000,000        5,267,000
       Staten Island University Hospital Project, Series C, 6.45%, 7/01/32 ......................        1,490,000        1,523,987
   New York City IDA Revenue, Liberty, Seven World Trade Center, Series A,
       6.25%, 3/01/15 ...........................................................................       10,000,000       10,641,200
       6.50%, 3/01/35 ...........................................................................       50,000,000       53,202,500
   New York City IDA Special Facilities Revenue,
       American Airlines Inc. Project, 6.90%, 8/01/24 ...........................................        4,000,000        3,327,800
       British Airways PLC Project, 7.625%, 12/01/32 ............................................       15,000,000       16,724,550
       JFK International Airport Project, Series A, 8.00%, 8/01/12 ..............................       74,000,000       72,539,240
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
       Series C, 5.00%, 6/15/30 .................................................................       15,000,000       16,002,600
       Series E, 5.00%, 6/15/34 .................................................................       10,000,000       10,552,500
   New York State Dormitory Authority Revenues,
       City University System, Third General Residence, Series 2, Pre-Refunded, 6.00%,
        7/01/26 .................................................................................        6,100,000        6,377,550
       Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 ...........................        8,940,000        9,507,779
       State University Educational Facilities, Pre-Refunded, 6.00%, 5/15/18 ....................        5,000,000        5,210,600
       Supported Debt, Mental Health Services, Series A, 6.00%, 8/15/17 .........................          115,000          121,562
       Supported Debt, Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 ...........        2,185,000        2,323,769
   New York State HFA Service Contract Obligation Revenue, Series A,
       6.00%, 3/15/26 ...........................................................................          220,000          229,665
       Pre-Refunded, 6.00%, 3/15/26 .............................................................        4,755,000        5,004,067
   New York State HFAR, Refunding, Series A, 5.90%, 11/01/05 ....................................       12,515,000       12,574,071
   New York State Mortgage Agency Revenue, Homeowners Mortgage, Series 61, 5.80%,
      10/01/16 ..................................................................................        5,000,000        5,154,150
   New York State Urban Development Corp. Revenue, Correctional Capital Facilities, Series 7,
      Pre-Refunded, 5.70%, 1/01/27 ..............................................................        4,750,000        5,019,230
   Oneida County IDAR, Civic Facility, St. Elizabeth Medical, Series B, 6.00%, 12/01/19 .........        1,000,000        1,007,640
   Onondaga County IDA Solid Waste Disposal Facility Revenue, Solvay Paperboard LLC Project,
      Refunding,
       6.80%, 11/01/14 ..........................................................................        5,000,000        5,310,000
       7.00%, 11/01/30 ..........................................................................        7,000,000        7,427,910
   Port Authority New York and New Jersey Revenue, Consolidated, 140th, XLCA Insured,
      5.00%, 12/01/27 ...........................................................................       27,020,000       29,340,478


                                                         Semiannual Report | 145

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   Port Authority of New York and New Jersey Special Obligation Revenue,
       3rd Installment, 7.00%, 10/01/07 .........................................................   $    3,700,000   $    3,795,238
       4th Installment, Special Project, 6.75%, 10/01/11 ........................................          925,000          976,300
       5th Installment, 6.75%, 10/01/19 .........................................................       17,500,000       18,476,325
       Continental Airlines Inc., Eastern Project, La Guardia, 9.00%, 12/01/10 ..................       10,000,000       10,012,000
       Continental Airlines Inc., Eastern Project, La Guardia, 9.125%, 12/01/15 .................       27,650,000       27,692,581
   Utica IDA Civic Facility Revenue, Utica College Civic Facility,
       6.75%, 12/01/21 ..........................................................................        1,250,000        1,367,287
       6.85%, 12/01/31 ..........................................................................        2,000,000        2,189,220
                                                                                                                     --------------
                                                                                                                        578,593,094
                                                                                                                     --------------
   NORTH CAROLINA 1.8%
   Charlotte Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ............................       15,310,000       16,250,493
   North Carolina Eastern Municipal Power Agency Power System Revenue,
       Refunding, Series A, 5.75%, 1/01/26 ......................................................       37,500,000       39,970,500
       Refunding, Series B, 5.75%, 1/01/24 ......................................................       35,750,000       38,105,210
       Refunding, Series D, 6.75%, 1/01/26 ......................................................        5,000,000        5,609,750
       Series D, 6.70%, 1/01/19 .................................................................        2,000,000        2,248,460
   North Carolina HFAR, SF, Series II, FHA Insured, 6.20%,
       3/01/16 ..................................................................................        1,220,000        1,251,635
       9/01/17 ..................................................................................          830,000          851,240
(c)North Carolina Medical Care Commission Retirement Facilties Revenue, First Mortgage,
      United Methodist, Refunding, Series C,
       5.25%, 10/01/24 ..........................................................................          920,000          932,972
       5.50%, 10/01/32 ..........................................................................        1,600,000        1,643,632
                                                                                                                     --------------
                                                                                                                        106,863,892
                                                                                                                     --------------
   OHIO 2.0%
   Akron COP, Akron Municipal Baseball Stadium Project, Capital Appreciation,
       ETM, 6.30%, 12/01/05 .....................................................................        1,700,000        1,714,382
       ETM, 6.40%, 12/01/06 .....................................................................        1,685,000        1,757,691
       Pre-Refunded, 6.50%, 12/01/07 ............................................................          670,000          712,652
       Pre-Refunded, 6.90%, 12/01/16 ............................................................        2,500,000        2,672,800
   Centerville City School District GO, School Improvement, FSA Insured, 5.00%, 12/01/30 ........        9,260,000        9,884,587
   Cuyahoga County Hospital Revenue, Refunding, 5.50%, 1/01/29 ..................................       11,500,000       12,399,530
   Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
      Refunding,
       Series C, 6.05%, 10/01/09 ................................................................       14,250,000       15,707,632
       Series E, 6.05%, 10/01/09 ................................................................        5,250,000        5,787,023
       Series F, 6.05%, 10/01/09 ................................................................        1,000,000        1,102,290
   Franklin County Health Care Facilities Revenue,
       Ohio Presbyterian, Series A, 7.125%, 7/01/29 .............................................        1,000,000        1,114,630
       Presbyterian Retirement Services, Refunding, 5.50%, 7/01/17 ..............................        3,100,000        3,172,757
       Presbyterian Retirement Services, Refunding, 5.50%, 7/01/21 ..............................          950,000          964,763
       Presbyterian Retirement Services, Series A, 6.625%, 7/01/13 ..............................        1,000,000        1,053,100


146 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Lucas County Health Facilities Revenue, Presbyterian Retirement Services, Refunding, Series A,
       6.625%, 7/01/14 ..........................................................................   $    1,000,000   $    1,051,490
       6.75%, 7/01/20 ...........................................................................        2,000,000        2,093,660
   Montgomery County Health System Revenue,
       Series B-1, Pre-Refunded, 8.10%, 7/01/18 .................................................        5,445,000        5,772,959
       Series B-2, Pre-Refunded, 8.10%, 7/01/18 .................................................        5,610,000        5,948,241
       St. Leonard, Series B, Pre-Refunded, 8.10%, 7/01/18 ......................................        8,300,000        8,799,383
   Ohio State Air Quality Development Authority Revenue,
       Dayton Power and Light Co. Project, Refunding, 6.10%, 9/01/30 ............................       17,900,000       18,274,826
       PCR, Cleveland Electric, Refunding, Series B, 6.00%, 8/01/20 .............................        6,250,000        6,637,750
   Oregon City School District GO, AMBAC Insured, 5.00%, 12/01/27 ...............................        5,000,000        5,378,750
   Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding, Series 1,
      6.25%, 11/01/13 ...........................................................................        4,300,000        4,432,354
   Willoughby IDR, Presbyterian Retirement Services, Refunding, Series A, 6.875%, 7/01/16 .......        1,500,000        1,560,150
                                                                                                                     --------------
                                                                                                                        117,993,400
                                                                                                                     --------------
   OKLAHOMA 0.2%
   Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project,
      Series B, 6.60%, 7/01/31 ..................................................................        5,000,000        5,557,300
   Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
      6.00%, 8/15/14 ............................................................................        4,000,000        4,159,280
                                                                                                                     --------------
                                                                                                                          9,716,580
                                                                                                                     --------------
   OREGON 2.4%
   Klamath Falls Electric Revenue, Klamath Cogeneration Project, senior lien,
       7.00%, 1/01/25 ...........................................................................       12,600,000       13,838,076
       Refunding, 5.75%, 1/01/13 ................................................................       13,000,000       13,591,370
       Refunding, 5.875%, 1/01/16 ...............................................................       19,650,000       20,480,016
       Refunding, 6.00%, 1/01/25 ................................................................       66,060,000       68,080,775
   Oregon State Department of Administrative Services COP, Series A,
       AMBAC Insured, Pre-Refunded, 6.00%, 5/01/26 ..............................................        9,400,000       10,636,194
       FSA Insured, 5.00%, 5/01/30 ..............................................................        8,195,000        8,717,103
   Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, Linfield
      College Project, Series A,
       6.75%, 10/01/25 ..........................................................................            5,000            5,588
       Pre-Refunded, 6.75%, 10/01/25 ............................................................        5,215,000        6,097,900
                                                                                                                     --------------
                                                                                                                        141,447,022
                                                                                                                     --------------
   PENNSYLVANIA 5.8%
   Allegheny County Hospital Development Authority Revenue, Health System,
       Series A, MBIA Insured, 6.50%, 11/15/30 ..................................................       10,000,000       11,657,300
       Series B, 8.65%, 11/15/05 ................................................................        2,000,000        2,015,360
       Series B, 9.25%, 11/15/15 ................................................................       24,000,000       29,105,040
       Series B, 9.25%, 11/15/22 ................................................................       24,000,000       28,994,160
   Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding,
       6.10%, 7/15/20 ...........................................................................        5,500,000        5,799,530
       Series A, 6.70%, 12/01/20 ................................................................        9,400,000        9,580,480


                                                         Semiannual Report | 147

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Allegheny County Sanitation Authority Sewer Revenue, Refunding, Series A, MBIA Insured,
      5.00%, 12/01/30 ...........................................................................   $   12,775,000   $   13,606,397
   Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 .................        3,125,000        3,345,625
   Chartiers Valley Industrial and Commercial Development Authority First Mortgage Revenue,
      Asbury Health Center Project, Refunding, 7.40%, 12/01/15 ..................................        5,250,000        5,391,015
   Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,
       6.10%, 1/01/06 ...........................................................................        2,140,000        2,155,173
       6.50%, 1/01/08 ...........................................................................          425,000          442,824
       6.10%, 7/01/13 ...........................................................................       20,500,000       21,569,075
       6.20%, 7/01/19 ...........................................................................        9,500,000        9,894,060
   Lancaster IDAR, Garden Spot Village Project, Series A, 7.625%, 5/01/31 .......................        1,650,000        1,803,450
   Lehigh County IDA, PCR, Pennsylvania Power and Light Electrical Utilities Corp. Project,
      Refunding, Series A, FGIC Insured, 4.70%, 9/01/29 .........................................       19,000,000       19,319,960
   Pennsylvania Convention Center Authority Revenue, Refunding, Series A,
       6.60%, 9/01/09 ...........................................................................       16,000,000       16,205,600
       6.70%, 9/01/14 ...........................................................................       20,760,000       21,027,596
       6.75%, 9/01/19 ...........................................................................       15,800,000       16,003,978
   Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, Reliant
      Energy Seward, Series A, 6.75%, 12/01/36 ..................................................       65,000,000       70,478,200
   Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
      Allegheny Delaware Valley Obligation Group, Series A, MBIA Insured, 5.875%, 11/15/16 ......       13,000,000       13,660,920
   Philadelphia IDA Health Care Facility Revenue, Pauls Run, Series A, 5.85%, 5/15/13 ...........        2,200,000        2,263,272
   Philadelphia Water and Wastewater Revenue, Series A, FSA Insured, 5.00%, 7/01/26 .............       10,060,000       10,810,476
   Sayre Health Care Facilities Authority Revenue, Guthrie Health, Series A, 5.75%,
      12/01/21 ..................................................................................        3,000,000        3,253,380
   South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital
      Project, Series A, MBIA Insured, 5.75%, 7/01/16 ...........................................        8,130,000        8,460,485
   State Public School Building Authority School Revenue, Philadelphia School District Project,
      FSA Insured, 5.00%, 6/01/33 ...............................................................       13,750,000       14,450,700
   Washington County IDA, PCR, West Pennsylvania Power Co., Series G, AMBAC Insured,
      6.05%, 4/01/14 ............................................................................        5,025,000        5,137,912
                                                                                                                     --------------
                                                                                                                        346,431,968
                                                                                                                     --------------
   RHODE ISLAND 0.3%
   Rhode Island State Health and Educational Building Corp. Revenue,
       Hospital Financing, Lifespan Obligation Group, 6.50%, 8/15/32 ............................        8,000,000        9,005,520
       Hospital Financing, Lifespan Obligation Group, MBIA Insured, 5.75%, 5/15/23 ..............        3,500,000        3,703,595
       Landmark Medical Center, Radian Insured, 5.875%, 10/01/19 ................................        6,000,000        6,013,320
                                                                                                                     --------------
                                                                                                                         18,722,435
                                                                                                                     --------------
   SOUTH CAROLINA 0.8%
   Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy
      Opportunities Tax Hike, 5.25%, 12/01/29 ...................................................       16,500,000       17,489,670
   Greenville County School District Installment Purchase Revenue, Building Equity Sooner
      Tomorrow, Refunding, 5.00%, 12/01/28 ......................................................       10,000,000       10,512,700


148 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   SOUTH CAROLINA (CONT.)
   Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County
      Project, 5.00%, 12/01/26 ..................................................................   $   15,015,000   $   15,622,357
   Tobacco Settlement Revenue Management Authority, Tobacco Settlement Revenue, Series B,
      6.375%, 5/15/30 ...........................................................................        3,750,000        4,346,925
                                                                                                                     --------------
                                                                                                                         47,971,652
                                                                                                                     --------------
   TENNESSEE 0.1%
   Hallsdale-Powell Utility District Knox County Water and Sewer Revenue, Refunding and
      Improvement, Series A, FGIC Insured, 5.00%, 4/01/34 .......................................        5,000,000        5,256,950
                                                                                                                     --------------
   TEXAS 1.9%
   Alliance Airport Authority Special Facilities Revenue, American Airlines Inc. Project, 7.50%,
      12/01/29 ..................................................................................       15,500,000       13,408,585
   Angelina and Neches River Authority Waste Disposal Revenue, Adjusted Temple Inland Forest
      Products, 6.95%, 5/01/23 ..................................................................        1,750,000        1,971,900
   Austin Convention Enterprises Inc. Convention Center Revenue, First Tier, Series A, 6.70%,
      1/01/32 ...................................................................................       10,000,000       10,823,300
   Bexar County Health Facilities Development Corp. Revenue, Incarnate Word Health Services,
      FSA Insured, ETM, 6.00%, 11/15/15 .........................................................        8,750,000        8,986,512
   Brazos River Authority PCR, TXU Energy Co. Project, Refunding, Series B, 6.30%, 7/01/32 ......        9,000,000        9,797,760
   Brownsville Utility System Revenue, Refunding and Improvement, Series A, AMBAC Insured,
      5.00%, 9/01/31 ............................................................................       10,000,000       10,630,200
   Coppell Special Assessment, Gateway Project, 8.70%, 3/01/12 ..................................        2,515,000        2,560,295
   Decatur Hospital Authority Hospital Revenue, Series A, ETM, 5.75%, 9/01/29 ...................        4,870,000        5,654,411
   El Paso Health Facilities Development Corp. Revenue, Senior Care Facilities, Bienvivir
      Senior Health,
       7.00%, 8/15/12 ...........................................................................          865,000          935,887
       7.50%, 8/15/18 ...........................................................................        2,300,000        2,520,708
       7.75%, 8/15/31 ...........................................................................        3,000,000        3,298,050
   Georgetown Health Facilities Development Corp. Revenue, Georgetown Healthcare System,
      Refunding, 6.25%, 8/15/29 .................................................................       10,975,000       11,275,166
   Matagorda County Naval District No. 1 Revenue, Centerpoint Energy Project, Refunding,
      5.60%, 3/01/27 ............................................................................       11,000,000       11,741,950
   Sabine River Authority PCR,
       Southwestern Electric Power Co., Refunding, MBIA Insured, 6.10%, 4/01/18 .................        7,000,000        7,261,520
       TXU Energy Co. LLC Project, Refunding, Series A, 5.80%, 7/01/22 ..........................        1,000,000        1,080,210
       TXU Energy Co. LLC Project, Refunding, Series B, 6.15%, 8/01/22 ..........................        3,000,000        3,317,580
   Texas State GO, Veterans Housing Assistance, Fund I, Refunding, Series A, 6.15%,
      12/01/25 ..................................................................................        7,430,000        7,595,392
                                                                                                                     --------------
                                                                                                                        112,859,426
                                                                                                                     --------------
   U.S. TERRITORIES 2.0%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset Backed Bonds, Refunding,
       5.50%, 5/15/39 ...........................................................................       11,500,000       12,008,760
       5.625%, 5/15/43 ..........................................................................        3,500,000        3,659,250
   Northern Mariana Islands Commonwealth Ports Authority Airport Revenue, senior lien,
      Series A, 6.25%, 3/15/28 ..................................................................        8,720,000        9,147,019


                                                         Semiannual Report | 149

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES (CONT.)
   Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
      3/15/28 ...................................................................................   $    8,165,000   $    9,002,239
   Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%, 7/01/34 ....................       20,000,000       21,017,400
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series J, 5.00%, 7/01/34 ..................................................................       11,500,000       12,085,005
   Puerto Rico Electric Power Authority Power Revenue, Series NN, 5.125%, 7/01/29 ...............       11,500,000       12,217,830
   Virgin Islands PFAR, sub. lien, Fund Loan Notes, Refunding, Series E,
       5.75%, 10/01/13 ..........................................................................       15,000,000       15,384,450
       5.875%, 10/01/18 .........................................................................        7,000,000        7,266,560
       6.00%, 10/01/22 ..........................................................................       14,500,000       15,036,065
                                                                                                                     --------------
                                                                                                                        116,824,578
                                                                                                                     --------------
   UTAH 0.0%(b)
   Carbon County Solid Waste Disposal Revenue, Laidlaw Environmental Services, Refunding,
      Series A, 7.45%, 7/01/17 ..................................................................        2,500,000        2,623,875
                                                                                                                     --------------
   VERMONT 0.3%
   Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen Health,
      Series A, AMBAC Insured, 6.00%, 12/01/23 ..................................................       15,000,000       16,827,600
                                                                                                                     --------------
   VIRGINIA 0.8%
   Fairfax County EDA Transportation Contract Revenue, Route 28 Project, MBIA Insured, 5.00%,
      4/01/33 ...................................................................................        5,000,000        5,307,400
   Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, MBIA Insured,
      5.00%, 6/15/30 ............................................................................       12,255,000       13,074,124
   James City County EDA Residential Care Facility Revenue, first mortgage, Williamsburg
      Landing, Series A,
       5.35%, 9/01/26 ...........................................................................          750,000          760,418
       5.50%, 9/01/34 ...........................................................................          750,000          760,350
   Peninsula Ports Authority Coalition Terminal Revenue, Dominion Terminal Associates,
      Refunding, 6.00%, 4/01/33 .................................................................        9,000,000        9,861,210
   Tobacco Settlement Financing Corp. Revenue, Asset Backed,
       5.50%, 6/01/26 ...........................................................................        2,500,000        2,606,975
       5.625%, 6/01/37 ..........................................................................        3,000,000        3,128,790
   Virginia Beach Development Authority Residential Care Facility Mortgage Revenue,
      Westminster Canterbury Project, Series A,
       7.125%, 11/01/23 .........................................................................        5,000,000        5,435,700
       7.25%, 11/01/32 ..........................................................................        9,000,000        9,790,470
                                                                                                                     --------------
                                                                                                                         50,725,437
                                                                                                                     --------------
   WASHINGTON 0.1%
   Port Seattle Revenue, intermediate lien, Refunding, Series A, MBIA Insured, 5.00%,
      3/01/30 ...................................................................................        5,000,000        5,310,300
                                                                                                                     --------------
   WEST VIRGINIA 0.2%
   West Virginia University Revenues, Improvement, West Virginia University Projects, Series C,
      FGIC Insured, 5.00%, 10/01/34 .............................................................       10,000,000       10,582,400
                                                                                                                     --------------


150 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   WISCONSIN 0.6%
   Central Brown County Water Authority Water System Revenue, Refunding, AMBAC Insured,
      5.00%, 12/01/30 ...........................................................................   $    8,705,000   $    9,279,008
   Green Bay Water System Revenue, Refunding and Improvement, FSA Insured, 5.00%,
      11/01/29 ..................................................................................        5,000,000        5,312,800
   Kaukauna Environmental Improvement Revenue, International Paper Co. Project, Series A,
      6.70%, 5/01/24 ............................................................................        4,100,000        4,446,819
   Wisconsin State Health and Educational Facilities Authority Revenue,
       Fort Healthcare Inc. Project, 5.75%, 5/01/24 .............................................        5,000,000        5,351,050
       Franciscan Skemp Medical Center Inc. Project, 6.25%, 11/15/20 ............................        9,510,000        9,753,931
       New Castle Place Project, Series A, 7.00%, 12/01/31 ......................................        2,500,000        2,622,300
                                                                                                                     --------------
                                                                                                                         36,765,908
                                                                                                                     --------------
   WYOMING 0.2%
   Sweetwater County PCR, Idaho Power Co. Project, Refunding, Series A, 6.05%, 7/15/26 ..........       10,500,000       10,981,845
                                                                                                                     --------------
   TOTAL BONDS (COST $4,956,221,252) ............................................................                     5,224,932,335
                                                                                                                     --------------
   ZERO COUPON/STEP-UP BONDS 7.9%
   CALIFORNIA 6.5%
   Foothill/Eastern Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, 1/15/22 .................................................       49,115,000       19,271,744
       Capital Appreciation, Refunding, 1/15/31 .................................................        4,000,000          903,920
       Capital Appreciation, Refunding, 1/15/34 .................................................        4,500,000          846,540
       Capital Appreciation, Refunding, 1/15/36 .................................................        4,000,000          665,560
       Convertible Capital Appreciation, Refunding, 1/15/23 .....................................       35,000,000       30,325,750
   San Francisco City and County RDA Lease Revenue, George R. Moscone Center,
       7/01/09 ..................................................................................        3,750,000        3,284,550
       7/01/10 ..................................................................................        4,500,000        3,796,245
       7/01/12 ..................................................................................        4,500,000        3,481,155
       7/01/13 ..................................................................................        4,250,000        3,127,702
       7/01/14 ..................................................................................        2,250,000        1,575,720
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.60% thereafter,
        1/15/16 .................................................................................       22,500,000       21,065,850
       Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.65% thereafter,
        1/15/17 .................................................................................       20,000,000       18,658,000
       junior lien, ETM, 1/01/06 ................................................................        9,000,000        8,921,880
       junior lien, ETM, 1/01/07 ................................................................        9,400,000        9,044,868
       junior lien, ETM, 1/01/08 ................................................................       10,400,000        9,697,064
       junior lien, ETM, 1/01/09 ................................................................       21,800,000       19,549,150
       junior lien, ETM, 1/01/10 ................................................................       15,000,000       12,994,800
       junior lien, ETM, 1/01/12 ................................................................       30,100,000       24,008,964
       junior lien, ETM, 1/01/24 ................................................................       52,700,000       24,434,355
       junior lien, ETM, 1/01/25 ................................................................       45,200,000       19,982,016
       junior lien, ETM, 1/01/26 ................................................................      131,900,000       55,456,036
       junior lien, ETM, 1/01/27 ................................................................      139,100,000       55,691,467
       senior lien, Refunding, Series A, 1/15/23 ................................................       20,000,000       18,539,400
       senior lien, Refunding, Series A, 1/15/24 ................................................       20,000,000       18,428,600
                                                                                                                     --------------
                                                                                                                        383,751,336
                                                                                                                     --------------


                                                         Semiannual Report | 151

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON/STEP-UP BONDS (CONT.)
   COLORADO 0.2%
   E-470 Public Highway Authority Revenue, Capital Appreciation,
       Series A, MBIA Insured, 9/01/28 ..........................................................   $   15,000,000   $    5,179,350
       Series B, MBIA Insured, 9/01/29 ..........................................................       10,000,000        2,906,400
       Series B, MBIA Insured, 9/01/30 ..........................................................       17,300,000        4,727,744
       Series B, MBIA Insured, 9/01/31 ..........................................................       10,000,000        2,561,700
                                                                                                                     --------------
                                                                                                                         15,375,194
                                                                                                                     --------------
   KENTUCKY 0.5%
   Kentucky Economic Development Finance Authority Health System Revenue, Norton
      Healthcare Inc., Series C, MBIA Insured, zero cpn. to 10/01/05,
       6.10% thereafter, 10/01/22 ...............................................................       15,975,000       17,871,232
       6.15% thereafter, 10/01/27 ...............................................................       10,000,000       11,090,500
                                                                                                                     --------------
                                                                                                                         28,961,732
                                                                                                                     --------------
   NEW YORK 0.0%(b)
   MAC for City of Troy Revenue, Capital Appreciation, Series C, MBIA Insured,
       7/15/21 ..................................................................................          428,010          220,721
       1/15/22 ..................................................................................          649,658          325,998
                                                                                                                     --------------
                                                                                                                            546,719
                                                                                                                     --------------
   TENNESSEE 0.5%
   Johnson City Health and Educational Facilities Board Hospital Revenue, First Mortgage,
      Mountain States Health, Refunding, Series A, MBIA Insured,
       7/01/27 ..................................................................................       19,365,000        6,938,092
       7/01/28 ..................................................................................       19,400,000        6,587,076
       7/01/29 ..................................................................................       19,365,000        6,227,590
       7/01/30 ..................................................................................       19,370,000        5,896,422
   Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
      Capital Appreciation, Refunding and Improvement, Series A, FSA Insured,
       1/01/25 ..................................................................................        5,000,000        1,744,000
       1/01/26 ..................................................................................        2,610,000          853,653
                                                                                                                     --------------
                                                                                                                         28,246,833
                                                                                                                     --------------
   TEXAS 0.2%
   Texas State Turnpike Authority Revenue, Capital Appreciation, AMBAC Insured, 8/15/32 .........       51,000,000       11,564,760
                                                                                                                     --------------
   TOTAL ZERO COUPON/STEP-UP BONDS (COST $336,540,548) ..........................................                       468,446,574
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $5,292,761,800) ............................................                     5,693,378,909
                                                                                                                     --------------
   SHORT TERM INVESTMENTS 2.7%
   BONDS 2.7%
   CALIFORNIA 0.2%
(d)California State Department of Water Resources Power Supply Revenue, Series C-7,
      FSA Insured, Weekly VRDN and Put, 2.42%, 5/01/22 ..........................................          900,000          900,000


152 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
(d)California State Economic Recovery Revenue,
       Series C-2, Weekly VRDN and Put, 2.26%, 7/01/23 ..........................................   $    2,450,000   $    2,450,000
       Series C-7, Daily VRDN and Put, 2.20%, 7/01/23 ...........................................        5,000,000        5,000,000
       Series C-9, Daily VRDN and Put, 2.20%, 7/01/23 ...........................................          800,000          800,000
                                                                                                                     --------------
                                                                                                                          9,150,000
                                                                                                                     --------------
   COLORADO 0.1%
(d)Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federal
      Bond Program,
       Daily VRDN and Put, 2.34%, 2/01/35 .......................................................        2,800,000        2,800,000
       Series A-7, Weekly VRDN and Put, 2.34%, 7/01/29 ..........................................        2,200,000        2,200,000
                                                                                                                     --------------
                                                                                                                          5,000,000
                                                                                                                     --------------
   FLORIDA 0.1%
(d)Jacksonville Health Facilities Authority Hospital Revenue, Baptist Medical Center Project,
      Daily VRDN and Put, 2.28%, 8/15/21 ........................................................        1,490,000        1,490,000
(d)Orange County School Board COP, Series B, MBIA Insured, Daily VRDN and Put, 2.30%,
      8/01/27 ...................................................................................        1,335,000        1,335,000
(d)Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program,
      Refunding, AMBAC Insured, Daily VRDN and Put, 2.34%, 12/01/15 .............................        3,000,000        3,000,000
                                                                                                                     --------------
                                                                                                                          5,825,000
                                                                                                                     --------------
   GEORGIA 0.1%
(d)Athens-Clarke County Unified Government Authority Revenue, University of Georgia Athletic
      Assn. Project, Daily VRDN and Put, 2.33%, 8/01/33 .........................................        1,800,000        1,800,000
(d)Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, 2.30%,
      11/01/41 ..................................................................................        1,200,000        1,200,000
(d)Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 2.33%, 11/01/15 ....................        2,300,000        2,300,000
                                                                                                                     --------------
                                                                                                                          5,300,000
                                                                                                                     --------------
   LOUISIANA 0.1%
(d)Louisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Daily VRDN and Put, 2.33%,
      12/01/15 ..................................................................................        2,800,000        2,800,000
(d)Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
      First Stage, ACES, Refunding, Daily VRDN and Put, 2.30%, 9/01/17 ..........................          100,000          100,000
                                                                                                                     --------------
                                                                                                                          2,900,000
                                                                                                                     --------------
   MARYLAND 0.0%(b)
(d)Maryland State EDC Revenue, U.S. Pharmacopeial Project, Series A, AMBAC Insured,
      Daily VRDN and Put, 2.33%, 7/01/34 ........................................................        2,600,000        2,600,000
                                                                                                                     --------------
   MASSACHUSETTS 0.1%
(d)Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
      Program, Series D, MBIA Insured, Daily VRDN and Put, 2.33%, 1/01/35 .......................        5,600,000        5,600,000
                                                                                                                     --------------


                                                         Semiannual Report | 153

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MICHIGAN 0.1%
(d)Detroit Sewage Disposal Revenue, senior lien, Series B, FSA Insured, Daily VRDN and Put,
     2.30%, 7/01/33 .............................................................................   $    1,800,000   $    1,800,000
(d)Michigan State University Revenues, Series A, Daily VRDN and Put, 2.30%, 8/15/32 .............        6,400,000        6,400,000
                                                                                                                     --------------
                                                                                                                          8,200,000
                                                                                                                     --------------
   MISSOURI 0.6%
(d)Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
     Washington University, Series B, Daily VRDN and Put, 2.30%, 2/15/33 ........................        6,900,000        6,900,000
(d)Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
     SSM Health Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 2.28%,
      6/01/19 ...................................................................................       28,200,000       28,200,000
                                                                                                                     --------------
                                                                                                                         35,100,000
                                                                                                                     --------------
   NEW MEXICO 0.0%(b)
(d)Farmington PCR, Arizona Public Service Co., Refunding, Series B, Daily VRDN and Put,
     2.30%, 9/01/24 .............................................................................          850,000          850,000
                                                                                                                     --------------
   NEW YORK 0.9%
(d)Jay Street Development Corp. Courts Facility Lease Revenue,
        Jay Street Project, Series A, Daily VRDN and Put, 2.25%, 5/01/22 ........................        8,300,000        8,300,000
        New York City Jay Street Project, Series A-4, Daily VRDN and Put, 2.25%, 5/01/22 ........        3,575,000        3,575,000
(d)Long Island Power Authority Electric System Revenue,
        Sub Series 2, Daily VRDN and Put, 2.25%, 5/01/33 ........................................        1,200,000        1,200,000
        Sub Series 3B, Daily VRDN and Put, 2.25%, 5/01/33 .......................................        3,200,000        3,200,000
(d)New York City GO,
        Refunding, Series H, Sub Series H-3, Daily VRDN and Put, 2.25%, 8/01/20 .................          700,000          700,000
        Series H, Sub Series H-3, Daily VRDN and Put, 2.25%, 8/01/22 ............................        2,150,000        2,150,000
        Sub Series A-7, Daily VRDN and Put, 2.25%, 8/01/21 ......................................        1,900,000        1,900,000
        Sub Series E-3, Daily VRDN and Put, 2.25%, 8/01/23 ......................................        5,000,000        5,000,000
        Sub Series H-4, Daily VRDN and Put, 2.25%, 3/01/34 ......................................        5,350,000        5,350,000
(d)New York City IDAR, Liberty, 1 Bryant Park LLC, Series B, Daily VRDN and Put, 2.35%,
       11/01/39 .................................................................................        4,600,000        4,600,000

(d)New York City Municipal Water Finance Authority Water and Sewer System Revenue,
        Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 2.25%, 6/15/18 ..............        5,500,000        5,500,000
        Series A, FGIC Insured, Daily VRDN and Put, 2.25%, 6/15/25 ..............................        1,100,000        1,100,000
        Series C, FGIC Insured, Daily VRDN and Put, 2.30%, 6/15/23 ..............................        2,400,000        2,400,000
        Series G, FGIC Insured, Daily VRDN and Put, 2.25%, 6/15/24 ..............................        3,300,000        3,300,000
(d)Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
     Series 2, Daily VRDN and Put, 2.30%, 5/01/19 ...............................................        2,900,000        2,900,000
                                                                                                                     --------------
                                                                                                                         51,175,000
                                                                                                                     --------------
   NORTH CAROLINA 0.0%(b)
(d)North Carolina State GO, Series G, Weekly VRDN and Put, 2.28%, 5/01/21 .......................        1,000,000        1,000,000
                                                                                                                     --------------


154 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO 0.0%(b)
(d)Ohio State Air Quality Development Authority Revenue, Pollution Control, Ohio Edison Co.,
     Series C, Daily VRDN and Put, 2.30%, 6/01/23 ...............................................   $      400,000   $      400,000
                                                                                                                     --------------
   TENNESSEE 0.4%
(d)Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund,
     Daily VRDN and Put, 2.33%,
      7/01/31 ...................................................................................        5,400,000        5,400,000
      1/01/33 ...................................................................................        1,985,000        1,985,000
      7/01/34 ...................................................................................        2,600,000        2,600,000
(d)Knox County Health Educational and Housing Facility Board Student Housing Revenue,
     Volunteer Student Housing LLC Project, Weekly VRDN and Put, 2.49%, 9/01/34 .................        2,200,000        2,200,000
(d)Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
     and Put, 2.33%,
      4/01/32 ...................................................................................        4,560,000        4,560,000
      7/01/34 ...................................................................................        7,400,000        7,400,000
                                                                                                                     --------------
                                                                                                                         24,145,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $157,245,000) .............................................                       157,245,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $5,450,006,800) 98.7% ................................................                     5,850,623,909
   OTHER ASSETS, LESS LIABILITIES 1.3% ..........................................................                        76,330,618
                                                                                                                     --------------
   NET ASSETS 100.0% ............................................................................                    $5,926,954,527
                                                                                                                     ==============

See Selected Portfolio Abbreviations~ on page 183.

(a)   See Note 6 regarding defaulted securities.

(b)   Rounds to less than 0.05% of net assets.

(c) See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

(d) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


                    Semiannual Report | See notes to financial statements. | 155

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                      AUGUST 31, 2005                    YEAR ENDED FEBRUARY 28,
CLASS A                                                 (UNAUDITED)         2005      2004(e)        2003        2002        2001
                                                     ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............      $     12.18      $  12.23     $  12.03    $  11.85    $  11.70    $  10.99
                                                     ----------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .......................             0.26          0.54         0.54        0.56        0.57        0.59

 Net realized and unrealized gains (losses) .....             0.12         (0.05)        0.19        0.18        0.15        0.71
                                                     ----------------------------------------------------------------------------
Total from investment operations ................             0.38          0.49         0.73        0.74        0.72        1.30
                                                     ----------------------------------------------------------------------------
Less distributions from net investment income ...            (0.27)        (0.54)       (0.53)      (0.56)      (0.57)      (0.59)
                                                     ----------------------------------------------------------------------------
Redemption fees .................................               --(c)         --(c)        --          --          --          --
                                                     ----------------------------------------------------------------------------
Net asset value, end of period ..................      $     12.29      $  12.18     $  12.23    $  12.03    $  11.85    $  11.70
                                                     ============================================================================

Total return(b) .................................             3.16%         4.13%        6.27%       6.41%       6.35%      12.16%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............      $   842,023      $792,518     $786,938    $778,716    $731,972    $654,709

Ratios to average net assets:

 Expenses .......................................             0.64%(d)      0.65%        0.65%       0.65%       0.65%       0.67%

 Net investment income ..........................             4.26%(d)      4.47%        4.31%       4.68%       4.86%       5.24%

Portfolio turnover rate .........................             5.57%        11.50%        8.95%      17.95%       6.11%      20.19%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


156 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND (CONTINUED)

                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                      AUGUST 31, 2005                   YEAR ENDED FEBRUARY 28,
CLASS B                                                 (UNAUDITED)         2005      2004(e)        2003        2002        2001
                                                     ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............      $     12.24      $  12.29     $  12.09    $  11.90    $  11.74    $  11.00
                                                     ----------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .......................             0.23          0.47         0.48        0.49        0.51        0.54

 Net realized and unrealized gains (losses) .....             0.12         (0.05)        0.19        0.19        0.16        0.73
                                                     ----------------------------------------------------------------------------
Total from investment operations ................             0.35          0.42         0.67        0.68        0.67        1.27
                                                     ----------------------------------------------------------------------------
Less distributions from net investment income ...            (0.24)        (0.47)       (0.47)      (0.49)      (0.51)      (0.53)
                                                     ----------------------------------------------------------------------------
Redemption fees .................................               --(c)         --(c)        --          --          --          --
                                                     ----------------------------------------------------------------------------
Net asset value, end of period ..................      $     12.35      $  12.24     $  12.29    $  12.09    $  11.90    $  11.74
                                                     ============================================================================

Total return(b) .................................             2.85%         3.55%        5.67%       5.88%       5.82%      11.81%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............      $    80,938      $ 83,208     $ 80,303    $ 67,994    $ 36,461    $  9,798

Ratios to average net assets:

 Expenses .......................................             1.19%(d)      1.20%        1.20%       1.20%       1.20%       1.21%

 Net investment income ..........................             3.71%(d)      3.92%        4.86%       4.13%       4.31%       4.64%

Portfolio turnover rate .........................             5.57%        11.50%        8.95%      17.95%       6.11%      20.19%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


                    Semiannual Report | See notes to financial statements. | 157

FRANKLIN TAX-FREE TRUST

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND (CONTINUED)

                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                      AUGUST 31, 2005                    YEAR ENDED FEBRUARY 28,
CLASS C                                                 (UNAUDITED)         2005      2004(e)        2003        2002        2001
                                                     ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............      $     12.27      $  12.32     $  12.11    $  11.93    $  11.77    $  11.05
                                                     ----------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .......................             0.23          0.48         0.48        0.50        0.51        0.53

 Net realized and unrealized gains (losses) .....             0.12         (0.06)        0.20        0.18        0.16        0.72
                                                     ----------------------------------------------------------------------------
Total from investment operations ................             0.35          0.42         0.68        0.68        0.67        1.25
                                                     ----------------------------------------------------------------------------
Less distributions from net investment income ...            (0.24)        (0.47)       (0.47)      (0.50)      (0.51)      (0.53)
                                                     ----------------------------------------------------------------------------
Redemption fees .................................               --(c)         --(c)        --          --          --          --
                                                     ----------------------------------------------------------------------------
Net asset value, end of period ..................      $     12.38      $  12.27     $  12.32    $  12.11    $  11.93    $  11.77
                                                     ============================================================================

Total return(b) .................................             2.85%         3.53%        5.72%       5.80%       5.81%      11.59%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............      $   128,143      $117,356     $111,847    $100,410    $ 74,104    $ 53,381

Ratios to average net assets:

 Expenses .......................................             1.19%(d)      1.20%        1.22%       1.18%       1.20%       1.21%

 Net investment income ..........................             3.71%(d)      3.92%        4.88%       4.15%       4.31%       4.69%

Portfolio turnover rate .........................             5.57%        11.50%        8.95%      17.95%       6.11%      20.19%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


158 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.5%
   BONDS 98.0%
   DELAWARE 2.3%
   Delaware River and Bay Authority Revenue,
       FGIC Insured, Pre-Refunded, 5.25%, 1/01/26 ................................................  $    9,000,000   $    9,250,740
       MBIA Insured, 5.00%, 1/01/27 ..............................................................      10,000,000       10,550,600
       Series A, AMBAC Insured, Pre-Refunded, 5.75%, 1/01/29 .....................................       4,000,000        4,453,400
                                                                                                                     --------------
                                                                                                                         24,254,740
                                                                                                                     --------------
   NEW JERSEY 73.8%
   Aberdeen Township GO, Refunding, FGIC Insured, 5.70%, 2/01/22 .................................       4,100,000        4,320,129
   Allamuchy Town Board of Education COP, MBIA Insured, 6.00%, 11/01/14 ..........................       1,000,000        1,015,400
   Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project,
     MBIA Insured, ETM, 7.40%, 7/01/16 ...........................................................       9,500,000       12,036,880
   Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board of
     Education Project, 5.00%, 4/01/32 ...........................................................       3,400,000        3,654,048
   Berkeley Township Board of Education GO, FSA Insured, 4.75%, 8/01/22 ..........................       1,975,000        2,059,510
   Branchburg Township Board of Education GO, FGIC Insured, 5.00%,
       7/15/26 ...................................................................................       1,230,000        1,299,532
       7/15/27 ...................................................................................       1,300,000        1,372,787
       7/15/28 ...................................................................................       1,365,000        1,439,242
       7/15/29 ...................................................................................       1,440,000        1,516,781
   Camden County Improvement Authority Health System Revenue, Catholic Health East,
     Series B, AMBAC Insured, 5.00%, 11/15/28 ....................................................      11,600,000       12,096,132
   Cape May County IPC Financing Authority Revenue, Atlantic City Electric Co., Refunding,
     Series A, MBIA Insured, 6.80%, 3/01/21 ......................................................       5,400,000        7,222,608
   Carteret Board of Education COP, MBIA Insured, 5.75%, 1/15/30 .................................       1,155,000        1,275,986
   East Orange GO, Water Utility, AMBAC Insured, Pre-Refunded, 5.70%,
       6/15/23 ...................................................................................       1,200,000        1,297,644
       6/15/24 ...................................................................................       1,385,000        1,497,697
       6/15/25 ...................................................................................       1,465,000        1,584,207
   Egg Harbor Township School District GO,
       FGIC Insured, Pre-Refunded, 5.125%, 7/15/24 ...............................................       4,870,000        5,390,895
       MBIA Insured, 5.00%, 4/01/29 ..............................................................       3,195,000        3,425,871
       MBIA Insured, 5.00%, 4/01/30 ..............................................................       3,027,000        3,240,767
   Freehold Township Board of Education GO, MBIA Insured, 5.00%, 2/15/30 .........................       1,500,000        1,573,410
   Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste
     Management Inc. Project, Mandatory Put 12/01/09, Refunding,
       Series A, 6.85%, 12/01/29 .................................................................       1,375,000        1,551,907
       Series B, 7.00%, 12/01/29 .................................................................       1,250,000        1,410,262
   Hammonton School District GO, FGIC Insured, 5.00%,
       8/01/26 ...................................................................................       1,155,000        1,230,572
       8/01/27 ...................................................................................       1,215,000        1,293,173
   Higher Education Student Assistance Authority Student Loan Revenue, Series A, MBIA Insured,
     6.15%, 6/01/19 ..............................................................................       1,705,000        1,761,333
   Highland Park School District GO, Refunding, MBIA Insured, 5.125%, 2/15/25 ....................       7,120,000        7,321,425
   Hoboken GO, Parking Utility, Series A, FGIC Insured, 5.00%, 1/01/23 ...........................       4,315,000        4,640,092
   Hoboken Parking Authority Parking Revenue, ABMAC Insured, Pre-Refunded, 5.30%,
     5/01/27 .....................................................................................       3,600,000        4,034,160


                                                         Semiannual Report | 159

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW JERSEY (CONT.)
   Hudson County Improvement Authority Solid Waste Systems Revenue, Koppers Site Project,
     Series A, 6.125%, 1/01/29 ...................................................................  $    6,510,000   $    6,576,793
   Jackson Township School District GO, FGIC Insured, 5.00%, 4/15/25 .............................       3,000,000        3,201,300
   Jersey City GO,
       FSA Insured, Pre-Refunded, 5.00%, 3/01/21 .................................................       1,500,000        1,615,890
       Series A, FSA Insured, Pre-Refunded, 5.625%, 3/01/20 ......................................       1,000,000        1,111,920
   Lafayette Yard Community Development Revenue, Hotel/Conference Center Project-Trenton
     Guaranteed, MBIA Insured, Pre-Refunded,
       6.00%, 4/01/29 ............................................................................       1,750,000        1,976,643
       5.80%, 4/01/35 ............................................................................       2,520,000        2,825,071
   Middlesex County COP, MBIA Insured, 5.00%, 8/01/31 ............................................       3,250,000        3,401,840
   Middlesex County Improvement Authority Revenue, Administration Building Residential Project,
     FNMA Insured,
       5.25%, 7/01/21 ............................................................................         750,000          809,100
       5.35%, 7/01/34 ............................................................................       1,575,000        1,680,950
   Middletown Township GO, Board of Education, MBIA Insured, Pre-Refunded, 5.85%,
       8/01/24 ...................................................................................       4,295,000        4,529,421
       8/01/25 ...................................................................................           5,000            5,273
   Monroe Township Municipal Utilities Authority Middlesex County Revenue, Refunding,
     FGIC Insured, 5.00%, 2/01/26 ................................................................       1,000,000        1,050,100
   Mount Olive Township Board of Education GO, MBIA Insured, 5.00%, 7/15/29 ......................       7,875,000        8,475,390
   New Jersey EDA Heating and Cooling Revenue, Trigen-Trenton Project, Series B, 6.20%,
     12/01/07 ....................................................................................       2,660,000        2,663,378
   New Jersey EDA Lease Revenue, International Center for Public Health Project, University of
     Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 .......................................       5,000,000        5,573,200
   New Jersey EDA Natural Gas Facilities Revenue, New Jersey Natural Gas Co. Project, Series A,
     AMBAC Insured, 6.25%, 8/01/24 ...............................................................       8,200,000        8,304,058
   New Jersey EDA Revenue,
       Cigarette Tax, 5.50%, 6/15/24 .............................................................       5,000,000        5,318,850
       Hillcrest Health Services System Project, Refunding, AMBAC Insured, 5.375%, 1/01/16........       2,500,000        2,664,050
       Jewish Community Housing Corp. Metropolitan Project, 5.90%, 12/01/31 ......................       5,110,000        5,519,413
       Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ...................      12,500,000       13,353,500
       Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ...................      10,000,000       10,629,400
       Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 .........................      14,545,000       15,505,988
       School Facilities Construction, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
        6/15/21 ..................................................................................      15,000,000       16,363,050
       School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 ....................      16,500,000       17,078,490
       School Facilities Construction, Series L, FSA Insured, 5.00%, 3/01/30 .....................      12,000,000       12,890,520
       Transportation Project Sub Lease, Series A, FSA Insured, Pre-Refunded, 5.25%,
        5/01/17 ..................................................................................       5,000,000        5,371,950
       Transportation Project Sub Lease, Series A, FSA Insured, Pre-Refunded, 5.00%,
        5/01/18 ..................................................................................       2,000,000        2,131,620
   New Jersey EDA School Revenue, Blair Academy, 1995 Project, Series A, 5.85%,
     9/01/16 .....................................................................................       1,640,000        1,663,419
   New Jersey EDA State Lease Revenue,
       Liberty State Park Lease Rental, Refunding, AMBAC Insured, 5.75%, 3/15/20 .................       4,605,000        4,761,616
       Liberty State Park Project, Series C, FSA Insured, 5.00%, 3/01/27 .........................       3,000,000        3,222,630


160 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW JERSEY (CONT.)
   New Jersey EDA Water Facilities Revenue, Hackensack Water Co. Project, Refunding, Series A,
     MBIA Insured, 5.80%, 3/01/24 ................................................................  $    1,000,000   $    1,012,490
   New Jersey EDA, PCR, Jersey Central Power and Light, 7.10%, 7/01/15 ...........................         550,000          558,261
(a)New Jersey Health Care Facilities Financing Authority Department of Human Services Revenue,
     Greystone Park Psychiatric Hospital, AMBAC Insured, 5.00%, 9/15/27 ..........................       5,000,000        5,358,300
   New Jersey Health Care Facilities Financing Authority Revenue,
       Atlantic City Medical Center, Refunding, 5.75%, 7/01/25 ...................................       5,000,000        5,384,450
       Atlantic Health Systems, Series A, AMBAC Insured, 5.00%, 7/01/27 ..........................       7,500,000        7,762,800
       Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29 .........................................       5,725,000        5,994,361
       Cathedral Health Services, Refunding, MBIA Insured, 5.25%, 8/01/21 ........................       5,000,000        5,278,700
       East Orange General Hospital, Series B, 7.75%, 7/01/20 ....................................       4,285,000        4,296,484
       Englewood Hospital, MBIA Insured, 5.00%, 8/01/31 ..........................................       7,330,000        7,722,815
       Franciscan St. Mary's Hospital, ETM, 5.875%, 7/01/12 ......................................       3,220,000        3,494,634
       Hackensack University Medical Center, 6.00%, 1/01/34 ......................................      10,000,000       10,652,500
       Holy Name Hospital, 6.00%, 7/01/25 ........................................................       3,000,000        3,155,550
       Holy Name Hospital, AMBAC Insured, 5.25%, 7/01/20 .........................................       3,000,000        3,148,470
       Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31 .................................       7,000,000        7,379,610
       JFK Medical Center/Hartwyck, Refunding, MBIA Insured, 5.00%, 7/01/25 ......................       7,855,000        8,149,327
       Medical Center at Princeton Obligation Group, AMBAC Insured, 5.00%, 7/01/28 ...............       7,000,000        7,248,990
       Meridian Health Systems Obligation Group, FSA Insured, 5.375%, 7/01/24 ....................       6,500,000        6,981,520
       Meridian Health Systems Obligation Group, FSA Insured, 5.25%, 7/01/29 .....................      20,000,000       21,194,000
       Pascack Valley Hospital Assn., 5.125%, 7/01/28 ............................................       4,400,000        3,939,540
       Robert Wood Johnson University Hospital, 5.75%, 7/01/25 ...................................       5,000,000        5,450,650
       Somerset Medical Center, 5.75%, 7/01/28 ...................................................      11,000,000       11,718,080
       South Jersey Hospital, 5.875%, 7/01/21 ....................................................      10,000,000       10,702,100
       South Jersey Hospital, 6.00%, 7/01/32 .....................................................      18,600,000       19,973,052
       Southern Ocean County Hospital, FSA Insured, 5.00%, 7/01/27 ...............................       2,000,000        2,054,680
       St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 5.75%,
        7/01/16 ..................................................................................       1,000,000        1,040,650
       St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 6.00%,
        7/01/26 ..................................................................................       1,000,000        1,042,230
       St. Peters University Hospital, Series A, 6.875%, 7/01/30 .................................       1,500,000        1,671,225
   New Jersey State Building Authority State Building Revenue, Refunding, 5.00%, 6/15/15 .........       5,000,000        5,257,300
   New Jersey State Educational Facilities Authority Revenue,
       Capital Improvement Funding Project, Series A, FSA Insured, 5.00%, 9/01/20 ................       8,000,000        8,417,440
       FGIC Insured, 5.50%, 7/01/30 ..............................................................       6,615,000        7,199,766
       Kean University, Series D, FGIC Insured, 5.00%, 7/01/33 ...................................      10,000,000       10,616,900
       Montclair State University, Series F, FGIC Insured, 5.00%, 7/01/31 ........................       5,000,000        5,243,800
       Princeton University, Refunding, Series A, 5.00%, 7/01/30 .................................       5,000,000        5,406,700
       Princeton University, Refunding, Series D, 5.00%, 7/01/29 .................................       1,000,000        1,075,190
       Ramapo College of New Jersey, Series D, AMBAC Insured, 5.00%, 7/01/25 .....................       1,000,000        1,058,320
       Ramapo College of New Jersey, Series D, AMBAC Insured, 5.00%, 7/01/31 .....................       1,500,000        1,573,140
       Ramapo College of New Jersey, Series E, FGIC Insured, 5.00%, 7/01/34 ......................       2,000,000        2,136,560
       Rowan College, Series E, AMBAC Insured, Pre-Refunded, 6.00%, 7/01/26 ......................       9,810,000       10,160,413
       Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24 ......................       1,855,000        1,998,058
       Rowan University, Series C, FGIC Insured, 5.00%, 7/01/31 ..................................       2,000,000        2,112,120
       Rowan University, Series K, FGIC Insured, 5.00%, 7/01/27 ..................................       1,000,000        1,062,180


                                                         Semiannual Report | 161

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW JERSEY (CONT.)
   New Jersey State Educational Facilities Authority Revenue, (cont.)
       Rowan University, Series K, FGIC Insured, 5.00%, 7/01/33 ..................................  $    1,000,000   $    1,054,840
       Seton Hall University Project, Series G, AMBAC Insured, 5.00%, 7/01/26 ....................       1,870,000        1,975,075
       Stevens Institute of Technology, Series I, 5.00%, 7/01/18 .................................       1,100,000        1,144,209
       Stevens Institute of Technology, Series I, 5.00%, 7/01/28 .................................       1,575,000        1,614,895
       University of Medical Dentistry, Series C, AMBAC Insured, 5.125%, 12/01/29 ................       2,700,000        2,821,392
   New Jersey State Highway Authority Garden State Parkway General Revenue, ETM, 6.20%,
     1/01/10 .....................................................................................       5,000,000        5,478,950
   New Jersey State Housing and Mortgage Finance Agency MFHR,
       Series A1, FSA Insured, 6.35%, 11/01/31 ...................................................       2,000,000        2,130,400
       Series B, FSA Insured, 6.25%, 11/01/26 ....................................................       1,480,000        1,575,490
       Series D, FSA Insured, 5.50%, 5/01/22 .....................................................         905,000          938,114
       Series E1, FSA Insured, 5.70%, 5/01/20 ....................................................       2,790,000        2,958,349
       Series E1, FSA Insured, 5.75%, 5/01/25 ....................................................       1,295,000        1,368,362
   New Jersey State Housing and Mortgage Finance Agency Revenue, Home Buyer,
       Series CC, MBIA Insured, 5.875%, 10/01/31 .................................................       1,630,000        1,658,721
       Series U, MBIA Insured, 5.85%, 4/01/29 ....................................................       4,275,000        4,407,568
   New Jersey State Transportation Corp. COP, Federal Transportation Administration Grants,
     Series A, AMBAC Insured, Pre-Refunded, 6.125%, 9/15/15 ......................................       2,000,000        2,216,880
   New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
     Series B, MBIA Insured, Pre-Refunded, 5.00%, 12/15/21 .......................................      10,000,000       10,961,900
   New Jersey State Turnpike Authority Turnpike Revenue,
       Series A, AMBAC Insured, 5.00%, 1/01/30 ...................................................      13,500,000       14,360,760
       Series A, FGIC Insured, 5.00%, 1/01/27 ....................................................       6,500,000        6,945,900
       Series A, MBIA Insured, Pre-Refunded, 5.60%, 1/01/22 ......................................       7,500,000        8,239,500
       Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/01/25 ......................................      16,300,000       17,841,817
       Series C, FSA Insured, 5.00%, 1/01/35 .....................................................      22,675,000       24,295,582
   Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, MBIA Insured,
       5.00%, 1/01/26 ............................................................................       3,245,000        3,489,186
       5.50%, 1/01/27 ............................................................................       3,240,000        3,639,362
       5.50%, 1/01/28 ............................................................................       2,000,000        2,232,900
       5.00%, 1/01/34 ............................................................................      29,155,000       30,818,584
   North Brunswick Township Board of Education GO, Refunding, FGIC Insured, 5.00%,
     2/01/15 .....................................................................................       2,000,000        2,067,500
   North Hudson Sewer Authority New Jersey Sewer Revenue, Series C, MBIA Insured, 5.00%,
       8/01/22 ...................................................................................       1,000,000        1,059,090
       8/01/31 ...................................................................................       1,000,000        1,049,400
   North Plainfield Board of Education GO, FSA Insured, 4.875%, 8/15/25 ..........................       1,020,000        1,065,115
   Ocean County Board of Education GO, Cape May, FGIC Insured, 5.00%,
       4/01/21 ...................................................................................       2,155,000        2,280,313
       4/01/22 ...................................................................................       2,142,000        2,265,465
   Passaic County Improvement Authority Lease Revenue, Preakness Healthcare Center Project,
     AMBAC Insured, 5.00%, 5/01/35 ...............................................................       8,045,000        8,557,547


162 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW JERSEY (CONT.)
   Passaic County Improvement Authority Parking Facilities Revenue, Paterson Parking Deck
     Project, Series A, FSA Insured, 5.00%, 4/15/35 ..............................................  $    1,375,000   $    1,465,654
   Passaic Valley Sewer Commissioners GO, Sewer System, Refunding, Series E, AMBAC Insured,
     5.75%, 12/01/22 .............................................................................       8,925,000        9,878,726
   Rutgers State University COP, AMBAC Insured, 5.00%, 1/01/34 ...................................       1,000,000        1,062,120
   South Brunswick Township Board of Education GO, Refunding, Series AA, FGIC Insured,
     5.50%, 8/01/24 ..............................................................................       1,720,000        1,784,655
   South Jersey Transportation Authority Transportation System Revenue, AMBAC Insured,
     5.00%, 11/01/29 .............................................................................      12,000,000       12,556,200
   Tobacco Settlement Financing Corp. Revenue, Asset Backed, Refunding, 6.00%, 6/01/37 ...........      13,000,000       13,949,520
   Union County Utilities Authority Solid Waste Revenue, sub. lease, Ogden Martin, Series A,
     AMBAC Insured, 5.35%, 6/01/23 ...............................................................       2,620,000        2,746,677
   University of Medicine and Dentistry COP,
       AMBAC Insured, 5.00%, 4/15/32 .............................................................       4,625,000        4,891,400
       MBIA Insured, 5.00%, 6/15/29 ..............................................................       4,090,000        4,352,537
       MBIA Insured, 5.00%, 6/15/36 ..............................................................       9,000,000        9,530,100
       Series A, MBIA Insured, 5.00%, 9/01/22 ....................................................       1,700,000        1,820,938
   University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,
       12/01/24 ..................................................................................       2,500,000        2,675,025
       12/01/31 ..................................................................................      29,395,000       31,091,679
   Washington Township Board of Education GO, Mercer County, FGIC Insured, Pre-Refunded,
     5.00%, 1/01/28 ..............................................................................       4,497,000        4,924,260
   West Orange County Board of Education COP, MBIA Insured, Pre-Refunded, 5.625%,
     10/01/29 ....................................................................................       2,000,000        2,202,820
   Woodbridge Township GO, FGIC Insured, 5.00%, 7/15/24 ..........................................       1,220,000        1,296,189
                                                                                                                     --------------
                                                                                                                        775,262,295
                                                                                                                     --------------
   NEW YORK 4.9%
   Port Authority of New York and New Jersey Revenue,
       120th Series, MBIA Insured, 5.50%, 10/15/35 ...............................................       5,000,000        5,209,400
       121st Series, MBIA Insured, 5.375%, 10/15/35 ..............................................       3,000,000        3,149,910
       Consolidated, 109th Series, FSA Insured, 5.375%, 7/15/27 ..................................       2,500,000        2,595,550
       Consolidated, 125th Series, FSA Insured, 5.00%, 4/15/32 ...................................      23,950,000       25,454,778
       Consolidated, Refunding, 135th Series, XLCA Insured, 5.00%, 9/15/29 .......................       3,900,000        4,183,764
   Port Authority of New York and New Jersey Special Obligation Revenue,
       4th Installment, Special Project, 6.75%, 10/01/11 .........................................       2,500,000        2,638,650
       John F. Kennedy International Air Terminal, MBIA Insured, 5.75%, 12/01/22 .................       8,000,000        8,545,840
                                                                                                                     --------------
                                                                                                                         51,777,892
                                                                                                                     --------------
   PENNSYLVANIA 2.0%
   Delaware River Port Authority Pennsylvania and New Jersey Delaware River Bridges Revenue,
     FSA Insured, 5.75%,
       1/01/22 ...................................................................................       8,500,000        9,356,715
       1/01/26 ...................................................................................      10,000,000       10,999,400
                                                                                                                     --------------
                                                                                                                         20,356,115
                                                                                                                     --------------


                                                         Semiannual Report | 163

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES 15.0%
   Puerto Rico Commonwealth GO, Public Improvement,
       FSA Insured, 5.125%, 7/01/30 ..............................................................  $    8,350,000   $    8,917,800
       FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ................................................      13,655,000       15,032,380
       Series A, 5.00%, 7/01/29 ..................................................................      10,000,000       10,531,200
       Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ......................................       3,000,000        3,309,030
       Series A, Pre-Refunded, 5.00%, 7/01/27 ....................................................      11,555,000       12,745,280
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Series B, Pre-Refunded, 6.00%, 7/01/39 ....................................................      10,000,000       11,360,300
       Series D, 5.375%, 7/01/36 .................................................................       5,000,000        5,375,600
       Series D, 5.25%, 7/01/38 ..................................................................       5,000,000        5,302,100
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A,
     ETM, 5.50%, 10/01/32 ........................................................................       1,000,000        1,106,420
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
     AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 .................................................      15,000,000       15,844,800
   Puerto Rico Electric Power Authority Power Revenue, Series II, 5.25%, 7/01/31 .................      18,000,000       19,267,200
   Puerto Rico HFC Revenue, MFM, Portfolio A-I, 7.50%, 4/01/22 ...................................       1,700,000        1,704,250
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Revenue, University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ...................       1,000,000        1,040,710
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities, Series D,
       5.375%, 7/01/33 ...........................................................................       6,830,000        7,347,304
       Pre-Refunded, 5.375%, 7/01/33 .............................................................      18,170,000       20,278,447
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
     MBIA Insured, Pre-Refunded, 5.00%, 8/01/29 ..................................................       5,000,000        5,477,650
   Virgin Islands PFAR,
       Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ...........................       5,000,000        5,260,400
       senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/15 ........................       2,500,000        2,665,975
       senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ........................       3,045,000        3,229,771
       senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ........................       2,000,000        2,115,980
                                                                                                                     --------------
                                                                                                                        157,912,597
                                                                                                                     --------------
   TOTAL BONDS (COST $956,020,096) ...............................................................                    1,029,563,639
                                                                                                                     --------------
   ZERO COUPON BONDS 0.5%
   NEW JERSEY 0.5%
   Middlesex County COP, MBIA Insured, 6/15/24 ...................................................       1,000,000          444,950
   New Jersey State Turnpike Authority Turnpike Revenue, Growth and Income Securities,
     Series B, AMBAC Insured, 1/01/35 ............................................................       7,500,000        4,992,825
                                                                                                                     --------------
   TOTAL ZERO COUPON BONDS (COST $4,928,400) .....................................................                        5,437,775
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $960,948,496) ...............................................                    1,035,001,414
                                                                                                                     --------------


164 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 0.9%
   BONDS 0.9%
   NEW JERSEY 0.2%
(b)New Jersey EDA Revenue, Refunding, First Mortgage Francciscan, Weekly VRDN and Put,
     2.45%, 10/01/12 .............................................................................  $      705,000   $      705,000
(b)New Jersey Sports and Exposition Authority State Contract Revenue, Refunding, Series B-2,
     MBIA Insured, Weekly VRDN and Put, 2.28%, 3/01/21 ...........................................       1,465,000        1,465,000
                                                                                                                     --------------
                                                                                                                          2,170,000
                                                                                                                     --------------
   NEW YORK 0.7%
(b)Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
     Series 2, Daily VRDN and Put, 2.30%, 5/01/19 ................................................       7,700,000        7,700,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $9,870,000) ................................................                        9,870,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $970,818,496) 99.4% ...................................................                    1,044,871,414
   OTHER ASSETS, LESS LIABILITIES 0.6% ...........................................................                        6,232,555
                                                                                                                     --------------
   NET ASSETS 100.0% .............................................................................                   $1,051,103,969
                                                                                                                     ==============

See Selected Portfolio Abbreviations  on page 183.

(a) See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


                    Semiannual Report | See notes to financial statements. | 165

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN OREGON TAX-FREE INCOME FUND

                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                  AUGUST 31,
                                                     2005                              YEAR ENDED FEBRUARY 28,
CLASS A                                           (UNAUDITED)             2005      2004(e)          2003         2002         2001
                                                  ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $     11.90      $     11.95    $   11.69     $   11.52    $   11.42    $   10.81
                                                  ---------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................          0.25             0.52         0.54          0.53         0.55         0.58

 Net realized and unrealized gains (losses) ...          0.13            (0.04)        0.24          0.18         0.11         0.61
                                                  ---------------------------------------------------------------------------------
Total from investment operations ..............          0.38             0.48         0.78          0.71         0.66         1.19
                                                  ---------------------------------------------------------------------------------
Less distributions from net investment income .         (0.26)           (0.53)       (0.52)        (0.54)       (0.56)       (0.58)
                                                  ---------------------------------------------------------------------------------
Redemption fees ...............................            --(c)            --(c)        --            --           --           --
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period ................   $     12.02      $     11.90    $   11.95     $   11.69    $   11.52    $   11.42
                                                  =================================================================================

Total return(b) ...............................          3.25%            4.15%        6.87%         6.32%        5.95%       11.25%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $   605,588      $   570,324    $ 554,871     $ 559,531    $ 513,733    $ 457,613

Ratios to average net assets:

 Expenses .....................................          0.65%(d)         0.65%        0.65%         0.65%        0.67%        0.67%

 Net investment income ........................          4.18%(d)         4.40%        4.62%         4.63%        4.79%        5.20%

Portfolio turnover rate .......................          4.21%           10.45%        4.82%         8.92%       19.36%       16.22%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


166 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

FRANKLIN OREGON TAX-FREE INCOME FUND (CONTINUED)

                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                  AUGUST 31,
                                                     2005                              YEAR ENDED FEBRUARY 28,
CLASS C                                           (UNAUDITED)             2005      2004(e)          2003         2002         2001
                                                  ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $     12.01      $     12.06    $   11.79     $   11.61    $   11.50    $   10.88
                                                  ---------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................          0.22             0.46         0.48          0.48         0.49         0.52

 Net realized and unrealized gains (losses) ...          0.13            (0.05)        0.25          0.18         0.12         0.62
                                                  ---------------------------------------------------------------------------------
Total from investment operations ..............          0.35             0.41         0.73          0.66         0.61         1.14
                                                  ---------------------------------------------------------------------------------
Less distributions from net investment income..         (0.23)           (0.46)       (0.46)        (0.48)       (0.50)       (0.52)
                                                  ---------------------------------------------------------------------------------
Redemption fees ...............................            --(c)            --(c)        --            --           --           --
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period ................   $     12.13      $     12.01    $   12.06     $   11.79    $   11.61    $   11.50
                                                  =================================================================================

Total return(b) ...............................          2.93%            3.55%        6.30%         5.79%        5.50%       10.58%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $    80,822      $    75,266    $  80,108     $  75,491    $  56,449    $  38,733

Ratios to average net assets:

 Expenses .....................................          1.20%(d)         1.20%        1.22%         1.17%        1.22%        1.22%

 Net investment income ........................          3.63%(d)         3.85%        4.05%         4.11%        4.24%        4.65%

Portfolio turnover rate .......................          4.21%           10.45%        4.82%         8.92%       19.36%       16.22%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


                    Semiannual Report | See notes to financial statements. | 167

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 97.8%
   BONDS 96.9%
   OREGON 80.2%
   Bend Sewer Revenue, AMBAC Insured, 5.375%, 10/01/20 ...........................................  $    1,550,000   $    1,680,897
   Benton and Linn County School District No. 509J GO, Corvallis, FSA Insured, 5.00%,
     6/01/22 .....................................................................................       5,000,000        5,391,650
   Benton County Hospital Facilities Authority Revenue, Samaritan Health Services Project,
     Refunding,
       5.20%, 10/01/17 ...........................................................................       4,000,000        4,175,000
       5.125%, 10/01/28 ..........................................................................       4,500,000        4,630,635
   Clackamas County Hospital Facility Authority Revenue,
       Gross Willamette Falls Project, Refunding, 5.375%, 4/01/22 ................................       2,125,000        2,221,114
       Gross Willamette Falls Project, Refunding, 5.125%, 4/01/26 ................................       1,000,000        1,010,140
       Kaiser Permanente, Series A, ETM, 5.375%, 4/01/14 .........................................       2,500,000        2,720,225
       Willamette Falls Hospital Project, 6.00%, 4/01/19 .........................................       1,000,000        1,053,050
       Willamette View Inc. Project, Refunding, 6.10%, 11/01/12 ..................................         500,000          511,030
       Willamette View Inc. Project, Refunding, 6.30%, 11/01/21 ..................................       1,500,000        1,526,085
   Clackamas County School District No. 007J Lake Oswego GO,
       MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 ................................................       5,000,000        5,451,550
       Refunding, FSA Insured, 5.25%, 6/01/25 ....................................................       3,075,000        3,591,354
   Clackamas County School District No. 62C Oregon City GO, Refunding, FSA Insured, 5.00%,
     6/15/20 .....................................................................................       2,560,000        2,779,315
   Clackamas County School District No. 86 GO,
       Canby, 5.25%, 6/15/20 .....................................................................       3,000,000        3,266,010
       Refunding, FGIC Insured, 5.00%, 6/15/20 ...................................................       2,000,000        2,171,340
   Clackamas County School District No. 108 GO, FSA Insured, Pre-Refunded, 5.00%,
     6/15/25 .....................................................................................       5,000,000        5,454,350
   Coos County School District No. 13 GO, FSA Insured,
       5.00%, 6/15/22 ............................................................................          55,000           59,213
       Pre-Refunded, 5.00%, 6/15/22 ..............................................................       2,465,000        2,709,577
   Curry County School District No. 17-C Brookings Harbor GO, Pre-Refunded, 5.375%,
     12/15/20 ....................................................................................       2,750,000        3,036,660
   Deschutes and Jefferson Counties School District No. 02J Redmond GO, Series A, FGIC Insured,
     5.00%, 6/15/21 ..............................................................................       1,000,000        1,086,440
   Deschutes County Administrative School District No. 1 GO, Series A, FSA Insured,
     Pre-Refunded, 5.125%, 6/15/21 ...............................................................       3,500,000        3,840,900
   Emerald Peoples Utility District Revenue, Refunding, Series A, FSA Insured, 5.25%,
     11/01/21 ....................................................................................       1,000,000        1,103,740
   Eugene Public Safety Facilities GO, FGIC Insured, 5.70%, 6/01/16 ..............................         500,000          509,875
   Gresham Stormwater Revenue, FGIC Insured, 5.30%, 5/01/21 ......................................       1,190,000        1,291,947
   High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30 ......................       1,010,000        1,028,291
   Hillsboro GO, AMBAC Insured, 5.00%, 6/01/29 ...................................................       5,360,000        5,719,013
   Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project,
     Radian Insured, 5.375%,
       10/01/26 ..................................................................................       2,000,000        2,144,600
       10/01/31 ..................................................................................       2,000,000        2,136,840
   Jackson County School District No. 004 GO, FSA Insured,
       5.00%, 6/15/20 ............................................................................       1,450,000        1,556,488
       Pre-Refunded, 5.00%, 6/15/20 ..............................................................         550,000          599,978


168 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OREGON (CONT.)
   Jackson County School District No. 6 Central Point GO, Refunding, FSA Insured, 4.75%,
     6/15/20 .....................................................................................  $    2,155,000   $    2,291,541
   Jackson County School District No. 9 Eagle Point GO, Pre-Refunded, 5.00%,
       6/15/20 ...................................................................................       1,680,000        1,832,662
       6/15/21 ...................................................................................       1,500,000        1,636,305
   Josephine County Unit School District Three Rivers GO, Refunding, FGIC Insured, 5.00%,
     12/15/20 ....................................................................................       1,500,000        1,662,480
   Klamath Falls Inter Community Hospital Authority Revenue, Merle West Medical Center Project,
     Refunding, 6.25%, 9/01/31 ...................................................................       5,250,000        5,683,020
   Lane and Douglas Counties School District No. 045J3 GO, South Lane District, Refunding,
     FSA Insured, 4.75%, 6/15/25 .................................................................       3,510,000        3,662,545
   Lane County School District No. 052 Bethel GO, Refunding, FSA Insured, 5.00%, 6/15/20 .........       5,700,000        6,126,018
   Lane County School District No. 4J Eugene GO, FSA Insured, 4.75%, 7/01/22 .....................       5,150,000        5,393,955
   Linn County Community School District No. 9 GO,
       Lebanon, FGIC Insured, Pre-Refunded, 5.55%, 6/15/21 .......................................       1,155,000        1,320,800
       Lebanon, FGIC Insured, Pre-Refunded, 5.60%, 6/15/30 .......................................       9,495,000       10,890,195
       MBIA Insured, Pre-Refunded, 5.375%, 6/15/30 ...............................................       5,000,000        5,482,400
   Linn County School District No. 55 GO, Sweet Home, FSA Insured, 5.00%, 6/15/29 ................       1,000,000        1,050,520
   Marion County Housing Authority Revenue, Elliott Residence Project, GNMA Secured, 7.50%,
     10/20/25 ....................................................................................       1,150,000        1,228,303
   Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, MBIA Insured,
     5.00%,
       8/15/18 ...................................................................................       8,000,000        8,379,520
       8/15/24 ...................................................................................       5,300,000        5,528,801
   Multnomah County Educational Facilities Revenue, University of Portland Project, 6.00%,
     4/01/25 .....................................................................................       2,000,000        2,172,420
   Multnomah County GO, Refunding, AMBAC Insured, 4.50%, 8/01/19 .................................       1,500,000        1,571,700
   Multnomah County School District No. 007 Reynolds GO,
       Refunding, MBIA Insured, 5.00%, 6/15/20 ...................................................       2,000,000        2,240,400
       Series 2005, MBIA Insured, 5.00%, 6/01/35 .................................................       3,220,000        3,332,185
   Multnomah County School District No. 40 GO, FSA Insured, 5.00%, 12/01/20 ......................       3,490,000        3,690,361
   Multnomah-Clackamas Counties Centennial School District No. 28-302 GO, FGIC Insured,
     Pre-Refunded, 5.00%, 6/15/21 ................................................................       5,000,000        5,454,350
   Northern Wasco County Peoples Utilities District Hydroelectric Revenue, McNary Dam Fishway
     Project, 5.20%, 12/01/24 ....................................................................       5,000,000        5,032,700
   Oak Lodge Water District GO, AMBAC Insured,
       7.40%, 12/01/08 ...........................................................................         215,000          217,307
       7.50%, 12/01/09 ...........................................................................         215,000          217,359
   Oregon City Sewer Revenue, Pre-Refunded, 6.875%, 10/01/19 .....................................       4,000,000        4,051,280
   Oregon Coast Community College District GO, MBIA Insured, 5.00%, 6/15/23 ......................       3,745,000        4,060,029
   Oregon Health Sciences University Revenue, Series A, MBIA Insured, 5.00%, 7/01/32 .............      23,750,000       25,057,675
   Oregon State Department of Administrative Services COP,
       FSA Insured, 4.625%, 5/01/30 ..............................................................       7,795,000        7,964,697
       Refunding, Series A, AMBAC Insured, 5.00%, 5/01/24 ........................................      10,000,000       10,471,400
       Refunding, Series B, AMBAC Insured, 5.00%, 5/01/26 ........................................       7,500,000        7,970,925
       Refunding, Series B, FSA Insured, 5.00%, 5/01/21 ..........................................       1,930,000        2,080,135
       Series A, AMBAC Insured, Pre-Refunded, 6.00%, 5/01/26 .....................................       2,000,000        2,263,020


                                                         Semiannual Report | 169

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OREGON (CONT.)
   Oregon State Department of Transportation Highway Usertax Revenue, Series A, 5.00%,
     11/15/28 ....................................................................................  $    5,000,000   $    5,397,100
   Oregon State Department of Transportation Usertax Revenue,
       Refunding, Series A, 5.00%, 11/15/22 ......................................................       1,200,000        1,309,800
       Refunding, Series A, 5.00%, 11/15/23 ......................................................       1,260,000        1,371,208
       Refunding, Series A, 5.00%, 11/15/25 ......................................................       1,295,000        1,402,006
       Refunding, Series A, 5.00%, 11/15/29 ......................................................       3,330,000        3,589,141
       Series A, 5.125%, 11/15/23 ................................................................       5,000,000        5,413,200
       Series A, 5.125%, 11/15/26 ................................................................      14,200,000       15,327,196
(a)Oregon State EDR, Georgia Pacific Corp. Project, Series CLVII, 6.35%, 8/01/25 .................       7,910,000        7,938,872
   Oregon State Facilities Authority Revenue,
       Senior College in Student Housing Project, Series A, XLCA Insured, 5.00%, 7/01/35 .........       3,660,000        3,869,242
       Willamette University Projects, Refunding, Series A, FGIC Insured, 5.00%, 10/01/35 ........       2,710,000        2,888,752
   Oregon State GO,
       Board of Higher Education, Baccalaureate, Series A, 5.00%, 8/01/27 ........................       6,000,000        6,222,840
       Board of Higher Education, Series A, Pre-Refunded, 5.65%, 8/01/27 .........................       4,440,000        4,708,043
       Board of Higher Education, Series C, Pre-Refunded, 5.65%, 8/01/27 .........................       1,460,000        1,548,140
       Elderly and Disabled Housing Authority, Series A, 6.00%, 8/01/15 ..........................         910,000          925,770
       Elderly and Disabled Housing Authority, Series A, 6.00%, 8/01/21 ..........................         455,000          467,708
       Elderly and Disabled Housing Authority, Series A, 5.375%, 8/01/28 .........................       1,435,000        1,453,282
       Elderly and Disabled Housing Authority, Series B, 6.10%, 8/01/17 ..........................       1,410,000        1,432,927
       Elderly and Disabled Housing Authority, Series B, 6.25%, 8/01/23 ..........................       2,015,000        2,038,233
       Elderly and Disabled Housing Authority, Series C, 6.50%, 8/01/22 ..........................         335,000          336,387
       State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/31 ......................       2,000,000        2,094,520
       State Board of Higher Education, Refunding, Series E, 5.00%, 8/01/29 ......................       7,745,000        8,266,239
       State Board of Higher Education, Series A, 5.00%, 8/01/35 .................................       6,000,000        6,390,360
       State Board of Higher Education, Series A, Pre-Refunded, 5.60%, 8/01/25 ...................       8,000,000        8,806,800
       State Board of Higher Education, Series A, Pre-Refunded, 5.50%, 8/01/29 ...................       2,000,000        2,194,400
       Veteran's Welfare, Series 75, 5.85%, 10/01/15 .............................................         275,000          280,737
       Veteran's Welfare, Series 75, 5.875%, 10/01/18 ............................................         145,000          148,007
       Veteran's Welfare, Series 75, 6.00%, 4/01/27 ..............................................         455,000          464,423
       Veteran's Welfare, Series 76-A, 6.05%, 10/01/28 ...........................................         890,000          908,752
       Veteran's Welfare, Series 77, 5.30%, 10/01/29 .............................................       2,305,000        2,362,418
       Veterans Welfare, Series A, 5.70%, 10/01/32 ...............................................       3,140,000        3,230,275
   Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
       Peacehealth, AMBAC Insured, 5.00%, 11/15/26 ...............................................       5,500,000        5,836,930
       Reed College Project, Series A, 5.75%, 7/01/32 ............................................      10,735,000       11,777,691
   Oregon State Housing and Community Services Department MFHR,
       Series A, 6.15%, 7/01/21 ..................................................................         910,000          939,502
       Series B, 6.00%, 7/01/31 ..................................................................       5,000,000        5,222,700
   Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,
       Series A, 6.35%, 7/01/14 ..................................................................         675,000          681,345
       Series A, 6.40%, 7/01/18 ..................................................................         335,000          338,216
       Series A, 6.45%, 7/01/26 ..................................................................         805,000          823,024
       Series C, 6.20%, 7/01/15 ..................................................................         660,000          672,771
       Series C, 6.40%, 7/01/26 ..................................................................         375,000          382,388
       Series D, 6.80%, 7/01/27 ..................................................................         640,000          658,739
       Series H, FHA Insured, 5.75%, 7/01/30 .....................................................       2,215,000        2,285,592


170 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OREGON (CONT.)
   Polk Marion and Benton Counties School District No. 13J GO, FSA Insured, Pre-Refunded,
     5.80%, 6/15/20 ..............................................................................  $    1,985,000   $    2,213,612
   Port Astoria PCR, James River Project, Refunding, 6.55%, 2/01/15 ..............................         945,000          951,795
   Port of Portland International Airport Revenue, Portland International Airport,
       Refunding, Series D, FGIC Insured, 5.00%, 7/01/23 .........................................       3,000,000        3,131,820
       Series 7B, MBIA Insured, Pre-Refunded, 7.10%, 7/01/21 .....................................       2,800,000        3,354,568
       Series 12C, FGIC Insured, 5.00%, 7/01/18 ..................................................       1,500,000        1,588,080
       Series A, AMBAC Insured, 5.50%, 7/01/24 ...................................................      22,000,000       23,941,280
   Port St. Helens PCR,
       Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/27 ...................................       4,750,000        4,785,055
       Portland General Electric Co. Project, Series A, 5.25%, 8/01/14 ...........................       3,600,000        3,623,904
   Portland Community College District GO, Series B, Pre-Refunded, 5.00%,
       6/01/20 ...................................................................................       7,185,000        7,814,334
       6/01/21 ...................................................................................       6,290,000        6,840,941
   Portland GO,
       Central City Streetcar Project, Series A, 4.75%, 4/01/21 ..................................       3,600,000        3,696,120
       Limited Tax, Series A, 5.00%, 4/01/18 .....................................................       1,000,000        1,041,780
       Limited Tax, Series A, 5.00%, 6/01/24 .....................................................      10,000,000       10,645,400
       Limited Tax, Series A, MBIA Insured, 5.125%, 6/01/30 ......................................       6,315,000        6,722,507
   Portland Housing Authority MFR,
       Berry Ridge Project, 6.30%, 5/01/29 .......................................................       1,500,000        1,556,745
       Housing-Lovejoy Station Apartments Project, MBIA Insured, 6.00%, 7/01/33 ..................       2,000,000        2,112,920
   Portland Hydroelectric Power Revenue, Bull Run Project, Series C, 7.00%, 10/01/16 .............         635,000          637,146
   Portland MFR,
       Civic Stadium Housing Project, Series A, 6.00%, 3/01/17 ...................................       1,000,000        1,026,330
       Housing Garden Park Estates Project, Series A, GNMA Secured, 5.875%, 3/20/37 ..............       3,175,000        3,316,573
   Portland River District Urban Renewal and Redevelopment Revenue, Series A, AMBAC Insured,
     5.00%, 6/15/21 ..............................................................................       3,000,000        3,233,940
   Portland Sewer System Revenue,
       first lien, Series A, FSA Insured, 5.00%, 10/01/24 ........................................       6,235,000        6,754,500
       Refunding, Series A, FSA Insured, 5.00%, 6/01/23 ..........................................       2,500,000        2,688,900
   Portland Urban Renewal and Redevelopment Revenue, Interstate Corridor,
       Refunding, Series A, FGIC Insured, 5.00%, 6/15/23 .........................................       2,030,000        2,208,214
       Series A, FGIC Insured, 5.00%, 6/15/24 ....................................................       1,295,000        1,404,298
       Series A, FGIC Insured, 5.00%, 6/15/25 ....................................................       2,385,000        2,580,260
   Portland Urban Renewal and Redevelopment Tax Allocation, Convention Center, Series A,
     AMBAC Insured, 5.50%, 6/15/20 ...............................................................       3,000,000        3,285,600
   Redmond GO, Series C, MBIA Insured, 5.00%, 6/01/33 ............................................       1,260,000        1,330,169
   Salem-Keizer School District No. 24J GO, Pre-Refunded, 5.00%, 6/01/19 .........................       9,500,000       10,138,590
   Southwestern Community College District GO, MBIA Insured, 5.00%, 6/01/28 ......................       1,100,000        1,173,678
   Sunrise Water Authority Water Revenue, sub. lien,
       Series B, XLCA Insured, 5.00%, 9/01/25 ....................................................       1,160,000        1,246,814
       XLCA Insured, 5.00%, 3/01/25 ..............................................................       1,660,000        1,772,399
   Tillamook and Yamhill Counties School District No. 101, Nestucca Valley, FSA Insured, 5.00%,
      6/15/25 ....................................................................................       1,765,000        1,909,501
   Tri-County Metropolitan Transportation District Revenue, Ltd. Obligation, Airport Light Rail,
     Series 1, 5.65%, 6/01/29 ....................................................................      14,080,000       14,928,742


                                                         Semiannual Report | 171

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OREGON (CONT.)
   Washington and Clackamas Counties School District No. 23 GO, MBIA Insured, Pre-Refunded,
     5.00%, 6/15/22 ..............................................................................  $    7,000,000   $    7,694,540
   Washington and Clackamas Counties School District No. 23 J Tigard GO, Refunding,
     MBIA Insured, 5.00%,
       6/15/19 ...................................................................................       6,000,000        6,725,160
       6/15/20 ...................................................................................       6,260,000        7,012,452
       6/15/22 ...................................................................................       6,905,000        7,787,735
   Washington County Clean Water Services Sewer Revenue, senior lien, FGIC Insured, 5.00%,
     10/01/19 ....................................................................................       3,905,000        4,182,997
   Washington County GO, 5.00%, 6/01/26 ..........................................................      10,000,000       10,491,800
   Washington County School District No. 48J Beaverton GO, 5.00%, 6/01/22 ........................       4,155,000        4,428,274
   Washington County Unified Sewer Agency Revenue, senior lien, Refunding, Series A, 6.20%,
     10/01/10 ....................................................................................         470,000          471,222
   Washington Multnomah and Yamhill Counties School District No. 1J Hillsboro GO, FSA Insured,
     5.60%, 4/01/20 ..............................................................................       1,000,000        1,091,910
                                                                                                                     --------------
                                                                                                                        550,422,596
                                                                                                                     --------------
   U.S. TERRITORIES 16.7%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset Backed Bonds,
     Refunding, 5.625%, 5/15/43 ..................................................................      10,000,000       10,455,000
   Puerto Rico Commonwealth GO, Public Improvement, Series A,
       5.00%, 7/01/29 ............................................................................      10,000,000       10,531,200
       5.125%, 7/01/31 ...........................................................................       9,885,000       10,331,407
       Pre-Refunded, 5.00%, 7/01/27 ..............................................................      10,000,000       11,030,100
       Pre-Refunded, 5.125%, 7/01/31 .............................................................       5,115,000        5,630,950
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
       5.50%, 7/01/36 ............................................................................      13,000,000       14,516,450
       Pre-Refunded, 5.50%, 7/01/26 ..............................................................       4,275,000        4,431,422
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series D, 5.375%, 7/01/36 ...................................................................      10,000,000       10,751,200
   Puerto Rico Electric Power Authority Power Revenue, Series II,
       5.25%, 7/01/31 ............................................................................      12,000,000       12,844,800
       FSA Insured, 5.125%, 7/01/26 ..............................................................       9,150,000        9,896,731
   Puerto Rico HFC Revenue, Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%,
     12/01/26 ....................................................................................         395,000          399,704
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
       5.50%, 8/01/29 ............................................................................       1,285,000        1,403,490
       Pre-Refunded, 5.50%, 8/01/29 ..............................................................       3,715,000        4,178,558
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
       10/01/15 ..................................................................................       1,635,000        1,743,548
       10/01/18 ..................................................................................       2,400,000        2,545,632
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
       7/01/18 ...................................................................................       2,500,000        2,547,650
       7/01/21 ...................................................................................       1,400,000        1,426,082
                                                                                                                     --------------
                                                                                                                        114,663,924
                                                                                                                     --------------
   TOTAL BONDS (COST $620,297,414) ...............................................................                      665,086,520
                                                                                                                     --------------


172 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON BONDS 0.9%
   OREGON 0.9%
   Oregon Health Sciences University Revenue, Capital Appreciation, Refunding, Series A,
     MBIA Insured, 7/01/21 .......................................................................  $   11,480,000   $    5,704,527
   Portland GO, Limited Tax, Series B, 6/01/21 ...................................................       1,000,000          508,830
                                                                                                                     --------------
   TOTAL ZERO COUPON BONDS (COST $5,255,011) .....................................................                        6,213,357
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $625,552,425)................................................                      671,299,877
                                                                                                                     --------------
   SHORT TERM INVESTMENTS 1.2%
   BONDS 1.2%
   OREGON 0.2%
(b)Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, Guide Dogs
     for the Blind, Series A, Weekly VRDN and Put, 2.53%, 7/01/25 ................................         900,000          900,000
(b)Tri-County Metropolitan Transportation District Revenue, Interstate Max Project, Series A,
     Weekly VRDN and Put, 2.53%, 12/01/21 ........................................................         155,000          155,000
                                                                                                                     --------------
                                                                                                                          1,055,000
                                                                                                                     --------------
   U.S. TERRITORIES 1.0%
(b)Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
     Weekly VRDN and Put, 2.22%, 12/01/15 ........................................................       6,275,000        6,275,000
(b)Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, AMBAC Insured, Weekly VRDN and Put, 2.29%, 7/01/28 ................................         760,000          760,000
                                                                                                                     --------------
                                                                                                                          7,035,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $8,090,000) ................................................                        8,090,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $633,642,425) 99.0% ...................................................                      679,389,877
   OTHER ASSETS, LESS LIABILITIES 1.0% ...........................................................                        7,020,539
                                                                                                                     --------------
   NET ASSETS 100.0% .............................................................................                   $  686,410,416
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 183.

(a) Upon review by the Internal Revenue Service, income generated by the bond has been deemed to be taxable. Georgia Pacific is contesting this determination but, at this point, the future outcome is unknown as are any potential impacts to the Fund or its shareholders.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


                    Semiannual Report | See notes to financial statements. | 173

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                  AUGUST 31,
                                                     2005                              YEAR ENDED FEBRUARY 28,
CLASS A                                           (UNAUDITED)             2005      2004(e)          2003         2002         2001
                                                  ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $     10.48      $     10.62    $   10.51     $   10.29    $   10.12    $    9.55
                                                  ---------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................          0.23             0.47         0.47          0.50         0.52         0.53

 Net realized and unrealized gains (losses) ...          0.07            (0.15)        0.11          0.22         0.17         0.56
                                                  ---------------------------------------------------------------------------------
Total from investment operations ..............          0.30             0.32         0.58          0.72         0.69         1.09
                                                  ---------------------------------------------------------------------------------
Less distributions from net investment income .         (0.23)           (0.46)       (0.47)        (0.50)       (0.52)       (0.52)
                                                  ---------------------------------------------------------------------------------
Redemption fees ...............................            --(c)            --(c)        --            --           --           --
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period ................   $     10.55      $     10.48    $   10.62     $   10.51    $   10.29    $   10.12
                                                  =================================================================================

Total return(b) ...............................          2.94%            3.19%        5.66%         7.23%        7.01%       11.73%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $   711,704      $   693,804    $ 732,998     $ 722,865    $ 676,684    $ 649,603

Ratios to average net assets:

 Expenses .....................................          0.66%(d)         0.66%        0.66%         0.66%        0.67%        0.67%

 Net investment income ........................          4.36%(d)         4.52%        4.51%         4.82%        5.07%        5.40%

Portfolio turnover rate .......................          4.94%            7.48%       17.63%         6.60%       11.23%        7.56%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


174 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND (CONTINUED)

                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                  AUGUST 31,
                                                     2005                              YEAR ENDED FEBRUARY 28,
CLASS B                                           (UNAUDITED)             2005      2004(e)          2003         2002         2001
                                                  ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $     10.51      $     10.65    $   10.54     $   10.31    $   10.13    $    9.55
                                                  ---------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................          0.20             0.41         0.42          0.44         0.46         0.48

 Net realized and unrealized gains (losses) ...          0.07            (0.14)        0.10          0.24         0.18         0.57
                                                  ---------------------------------------------------------------------------------
Total from investment operations ..............          0.27             0.27         0.52          0.68         0.64         1.05
                                                  ---------------------------------------------------------------------------------
Less distributions from net investment income..         (0.20)           (0.41)       (0.41)        (0.45)       (0.46)       (0.47)
                                                  ---------------------------------------------------------------------------------
Redemption fees ...............................            --(c)            --(c)        --            --           --           --
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period ................   $     10.58      $     10.51    $   10.65     $   10.54    $   10.31    $   10.13
                                                  =================================================================================

Total return(b) ...............................          2.65%            2.61%        5.06%         6.74%        6.50%       11.23%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $    50,951      $    51,913    $  50,112     $  36,575    $  16,408    $   3,205

Ratios to average net assets:

 Expenses .....................................          1.21%(d)         1.21%        1.21%         1.21%        1.22%        1.22%

 Net investment income ........................          3.81%(d)         3.97%        3.96%         4.27%        4.50%        4.85%

Portfolio turnover rate .......................          4.94%            7.48%       17.63%         6.60%       11.23%        7.56%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


                    Semiannual Report | See notes to financial statements. | 175

FRANKLIN TAX-FREE TRUST

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND (CONTINUED)

                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                  AUGUST 31,
                                                     2005                              YEAR ENDED FEBRUARY 28,
CLASS C                                           (UNAUDITED)             2005      2004(e)          2003         2002         2001
                                                  ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $     10.56      $     10.69    $   10.58     $   10.35    $   10.18    $    9.60
                                                  ---------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................          0.20             0.42         0.42          0.45         0.46         0.48

 Net realized and unrealized gains (losses) ...          0.07            (0.15)        0.10          0.23         0.17         0.57
                                                  ---------------------------------------------------------------------------------
Total from investment operations ..............          0.27             0.27         0.52          0.68         0.63         1.05
                                                  ---------------------------------------------------------------------------------
Less distributions from net investment income..         (0.20)           (0.40)       (0.41)        (0.45)       (0.46)       (0.47)
                                                  ---------------------------------------------------------------------------------
Redemption fees ...............................            --(c)            --(c)        --            --           --           --
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period ................   $     10.63      $     10.56    $   10.69     $   10.58    $   10.35    $   10.18
                                                  =================================================================================

Total return(b) ...............................          2.64%            2.69%        5.04%         6.71%        6.38%       11.18%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $    85,035      $    79,551    $  81,137     $  74,605    $  55,692    $  43,907

Ratios to average net assets:

 Expenses .....................................          1.21%(d)         1.21%        1.23%         1.19%        1.22%        1.22%

 Net investment income ........................          3.81%(d)         3.97%        3.94%         4.29%        4.52%        4.85%

Portfolio turnover rate .......................          4.94%            7.48%       17.63%         6.60%       11.23%        7.56%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the year ended February 29.


176 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.6%
   BONDS 97.9%
   PENNSYLVANIA 90.9%
   Abington School District GO, Series A, FSA Insured, 5.00%, 4/01/32 .............................  $   5,280,000    $   5,632,704
   Allegheny County Airport Authority Airport Revenue, Pittsburgh International Airport, Refunding,
     FGIC Insured, 5.75%, 1/01/18 .................................................................      1,000,000        1,070,990
   Allegheny County Airport Revenue, Pittsburgh International Airport, Refunding, Series B,
     MBIA Insured, 5.00%, 1/01/19 .................................................................      6,000,000        6,192,780
   Allegheny County COP, AMBAC Insured, 5.00%, 12/01/28 ...........................................      4,000,000        4,232,960
   Allegheny County GO, MBIA Insured, Pre-Refunded, 5.00%, 11/01/27 ...............................      1,000,000        1,102,130
   Allegheny County Higher Education Building Authority Revenue, Duquesne University Project,
     AMBAC Insured, 5.00%, 3/01/21 ................................................................      1,000,000        1,025,890
   Allegheny County Hospital Development Authority Revenue,
       Allegheny General Hospital Project, Series A, MBIA Insured, Pre-Refunded, 6.25%,
        9/01/20 ...................................................................................     10,000,000       10,646,000
       Allegheny Hospital, South Hills Health System, Series A, MBIA Insured, 5.875%,
        5/01/26 ...................................................................................      1,700,000        1,763,036
       Health Center, Canterbury Place, AMBAC Insured, 5.375%, 12/01/21 ...........................      4,500,000        4,763,835
       Health System, Series A, MBIA Insured, 6.50%, 11/15/30 .....................................     10,000,000       11,657,300
       University of Pittsburgh Health Center, Refunding, Series A, MBIA Insured, 5.625%,
        4/01/27 ...................................................................................     10,450,000       11,011,896
   Allegheny County IDAR,
       Environmental Improvement, USX Corp., Refunding, 6.10%, 1/15/18 ............................      2,000,000        2,118,580
       Environmental Improvement, USX Corp., Refunding, 5.50%, 12/01/29 ...........................     10,000,000       10,510,400
       Environmental Improvement, USX Corp., Refunding, 5.60%, 9/01/30 ............................      7,530,000        7,884,814
       Series A, MBIA Insured, 5.00%, 11/01/29 ....................................................      5,000,000        5,263,600
       Series B, MBIA Insured, 5.00%, 11/01/29 ....................................................      9,000,000        9,514,440
   Allegheny County Port Authority Special Revenue, Transportation,
       FGIC Insured, 5.00%, 3/01/25 ...............................................................     13,250,000       14,015,850
       FGIC Insured, 5.00%, 3/01/29 ...............................................................     16,500,000       17,299,920
       MBIA Insured, Pre-Refunded, 6.125%, 3/01/29 ................................................     15,000,000       16,659,900
   Allegheny County Residential Finance Authority Mortgage Revenue,
       Ladies Grand Army Republic Health Facilities Project, Series G, FHA Insured, 6.35%,
        10/01/36 ..................................................................................      1,775,000        1,779,597
       SFM, Series DD-1, GNMA Secured, 5.35%, 11/01/19 ............................................        295,000          303,528
       SFM, Series DD-2, GNMA Secured, 5.40%, 11/01/29 ............................................      1,500,000        1,537,800
       SFM, Series FF-2, GNMA Secured, 6.00%, 11/01/31 ............................................      3,055,000        3,179,369
       SFM, Series II-2, GNMA Secured, 5.90%, 11/01/32 ............................................      1,100,000        1,153,042
       SFM, Series T, GNMA Secured, 6.95%, 5/01/17 ................................................        515,000          515,273
   Allegheny County Sanitation Authority Sewer Revenue, Refunding, Series A, MBIA Insured,
     5.00%, 12/01/30 ..............................................................................      8,725,000        9,292,823
   Allegheny Valley School District GO, MBIA Insured, 5.00%, 11/01/28 .............................      1,550,000        1,656,702
   Armstrong County GO, MBIA Insured, 5.40%, 6/01/31 ..............................................      2,500,000        2,677,650
   Beary Valley Joint Authority Water Revenue, FSA Insured, 5.00%, 5/01/29 ........................      1,000,000        1,057,210
   Bedford County GO, AMBAC Insured, 5.00%, 9/01/35 ...............................................      6,590,000        7,021,909
   Bensalem Township GO, Refunding, FGIC Insured, 5.75%, 12/01/16 .................................      3,000,000        3,044,940
   Berwick Area School District GO, Series A, FGIC Insured, 5.00%, 10/01/25 .......................      1,000,000        1,054,490
   Bucks County IDAR, AMBAC Insured, 5.125%, 9/15/31 ..............................................      3,675,000        3,866,247
   Butler Area School District GO, FSA Insured, Pre-Refunded, 5.00%, 4/01/31 ......................      4,000,000        4,443,960
   Cambria County IDA, PCR, Pennsylvania Electric Co. Project, Refunding, Series A, MBIA Insured,
     5.80%, 11/01/20 ..............................................................................      5,000,000        5,121,800


                                                         Semiannual Report | 177

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 ...................  $   3,400,000    $   3,640,040
   Chartiers Valley Industrial and Commercial Development Authority First Mortgage Revenue,
     Asbury Place Project, Pre-Refunded, 6.50%, 2/01/36 ...........................................      4,025,000        4,155,651
   Chichester School District GO, FSA Insured, 5.00%, 3/15/26 .....................................      1,830,000        1,948,364
   Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding,
       5.40%, 7/01/07 .............................................................................      1,000,000        1,007,320
       5.55%, 7/01/09 .............................................................................      2,365,000        2,398,867
       5.60%, 7/01/10 .............................................................................        600,000          605,274
       5.75%, 7/01/12 .............................................................................      1,795,000        1,811,963
       5.75%, 7/01/17 .............................................................................        700,000          696,381
       5.625%, 7/01/21 ............................................................................      1,500,000        1,444,380
   Council Rock School District GO, Series A, MBIA Insured, 5.00%, 11/15/22 .......................      5,180,000        5,487,537
   Cumberland County Municipal Authority College Revenue, Dickinson College, Series A,
     AMBAC Insured, 5.50%, 11/01/30 ...............................................................      1,200,000        1,305,120
   Dauphin County General Authority Health System Revenue, Pinnacle Health System Project,
     Refunding, MBIA Insured, 5.50%, 5/15/17 ......................................................      2,000,000        2,089,280
   Dauphin County General Authority Hospital Revenue, Hapsco-Western Hospital Project,
     Refunding,
       Series A, MBIA Insured, 6.50%, 7/01/12 .....................................................      4,500,000        4,521,375
       Series B, MBIA Insured, ETM, 6.25%, 7/01/16 ................................................      5,000,000        5,852,050
   Dauphin County General Authority Revenue, Mandatory Put 12/01/05, Sub Series 3,
     AMBAC Insured, 4.75%, 6/01/26 ................................................................      1,000,000        1,004,780
   Deer Lakes School District GO, Series A, FSA Insured, Pre-Refunded, 5.00%, 1/15/23 .............      1,000,000        1,046,570
   Delaware County Authority College Revenue,
       Cabrini College, Radian Insured, 5.875%, 7/01/29 ...........................................      6,385,000        6,908,123
       Eastern College, Series C, 5.625%, 10/01/28 ................................................      2,210,000        2,259,393
       Haverford College, 5.75%, 11/15/29 .........................................................      3,500,000        3,885,840
       Haverford College, 6.00%, 11/15/30 .........................................................      1,750,000        1,977,675
   Delaware County Authority Revenue,
       Dunwoody Village Project, 6.25%, 4/01/30 ...................................................      1,800,000        1,909,656
       Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26 ........................     10,800,000       11,349,504
   Delaware County IDAR, Philadelphia Suburban Water Co. Project, FGIC Insured, 6.00%,
     6/01/29 ......................................................................................      2,000,000        2,200,000
   Delaware County University Authority Revenue, Villanova University, Series A, MBIA Insured,
     5.00%, 12/01/28 ..............................................................................      3,000,000        3,144,390
   Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
     AMBAC Insured, 5.60%, 7/01/17 ................................................................      5,000,000        5,762,600
   Erie County Convention Center Authority Convention Center Hotel Revenue, FGIC Insured,
     5.00%, 1/15/36 ...............................................................................      8,000,000        8,465,200
   Erie County IDA Environmental Improvement Revenue, International Paper Co. Project,
     Refunding, Series B, 6.00%, 9/01/16 ..........................................................        600,000          649,068
   Erie GO, Series E, FGIC Insured, 5.25%, 11/15/25 ...............................................      5,000,000        5,365,000
   Erie School District GO, AMBAC Insured, Pre-Refunded, 5.80%, 9/01/29 ...........................      3,000,000        3,359,760
   Greater Johnstown School District GO, Series C, MBIA Insured, 5.125%, 8/01/25 ..................      3,620,000        3,858,413
   Hazleton Area School District GO, Series B, FGIC Insured, 5.00%, 3/01/23 .......................      4,455,000        4,579,606
   Hazleton Health Services Authority Hospital Revenue, Hazleton General Hospital, 5.50%,
     7/01/27 ......................................................................................      1,500,000        1,426,770


178 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Indiana County IDAR, Indiana University of Pennsylvania, Refunding, AMBAC Insured, 5.00%,
     11/01/29 .....................................................................................  $   1,250,000    $   1,333,100
   Johnstown RDA Sewer Revenue, Series A, FSA Insured, 5.00%, 8/15/34 .............................      1,825,000        1,934,244
   Lancaster County Hospital Authority Revenue, Health Center, Willow Valley Retirement Project,
     5.875%, 6/01/21 ..............................................................................      1,000,000        1,069,480
   Latrobe IDAR, Saint Vincent College Project, 5.70%, 5/01/31 ....................................      1,500,000        1,607,505
   Lehigh County General Purpose Authority Revenues,
       Good Shepherd Rehabilitation Hospital, Refunding, AMBAC Insured, 5.25%, 11/15/27 ...........      5,000,000        5,201,950
       Lehigh Valley Hospital, Health Network, Series A, MBIA Insured, 5.00%, 7/01/28 .............      4,000,000        4,152,040
       Lehigh Valley Hospital, Health Network, Series B, FSA Insured, 5.25%, 7/01/19 ..............      2,750,000        2,991,890
   Lower Merion Township School District GO, Refunding, 4.375%, 5/15/18 ...........................      1,000,000        1,030,190
   Luzerne County GO, Series D, FGIC Insured, 5.00%, 11/15/26 .....................................      2,000,000        2,090,900
   Lycoming County Authority College Revenue, Pennsylvania College of Technology,
       AMBAC Insured, 5.25%, 5/01/32 ..............................................................      5,030,000        5,339,496
       Refunding, AMBAC Insured, 5.35%, 7/01/26 ...................................................      2,400,000        2,599,128
   Mercer County GO, FGIC Insured, 5.00%, 10/01/31 ................................................      2,000,000        2,085,960
   Mercer County IDA Water Facilities Revenue, MBIA Insured, 6.00%, 7/01/30 .......................      5,000,000        5,545,000
   Montgomery County GO, 5.00%, 9/15/22 ...........................................................      3,335,000        3,550,508
   Montgomery County Higher Education and Health Authority Revenue, Faulkeways at Gwynedd
     Project, 6.75%,
       11/15/24 ...................................................................................        400,000          428,920
       11/15/30 ...................................................................................      1,000,000        1,071,520
   Montgomery County IDA Retirement Community Revenue,
       Adult Community Total Services, Refunding, Series A, 5.875%, 11/15/22 ......................      4,850,000        5,001,514
       Adult Community Total Services, Series B, 5.75%, 11/15/17 ..................................      4,000,000        4,177,800
       Adult Community Total Services Retirement-Life Communities Inc., 5.25%, 11/15/28 ...........      5,000,000        5,106,550
   Mount Pleasant Business District Authority Hospital Revenue, Frick Hospital, Pre-Refunded,
       5.70%, 12/01/13 ............................................................................      1,205,000        1,296,797
       5.75%, 12/01/17 ............................................................................        500,000          538,625
       5.75%, 12/01/27 ............................................................................      1,600,000        1,723,600
   Muhlenberg School District GO, Series AA, FGIC Insured,
       5.00%, 9/01/22 .............................................................................      1,390,000        1,481,837
       Pre-Refunded, 6.00%, 9/01/23 ...............................................................      4,000,000        4,516,320
   New Wilmington Municipal Authority College Revenue, Westminster College, 5.35%,
     3/01/28 ......................................................................................      2,250,000        2,292,907
   Norristown Area School District GO, FGIC Insured, 5.00%, 9/01/27 ...............................      5,000,000        5,304,100
   Northampton Boro Municipal Authority Water Revenue, MBIA Insured, 5.00%, 5/15/34 ...............      2,400,000        2,536,680
   Northampton County IDAR, Pollution Control, Metropolitan Edison Co., Refunding, Series A,
     MBIA Insured, 6.10%, 7/15/21 .................................................................      6,100,000        6,254,452
   Norwin School District GO,
       FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .................................................      5,000,000        5,570,400
       Series A, MBIA Insured, 5.00%, 4/01/30 .....................................................      1,000,000        1,040,840
       Series B, MBIA Insured, 5.00%, 4/01/31 .....................................................      6,390,000        6,605,726
   Pennsbury School District GO, FGIC Insured, 5.00%, 1/15/22 .....................................      2,835,000        3,019,190
   Pennsylvania Convention Center Authority Revenue, Refunding, Series A, 6.60%, 9/01/09 ..........      5,000,000        5,064,250
   Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, MacMillan
     LP Project, Pre-Refunded, 7.60%, 12/01/20 ....................................................      3,000,000        3,092,610


                                                         Semiannual Report | 179

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Pennsylvania Economic Development Financing Authority Revenue, Lincoln University, Series A,
     FGIC Insured, 5.00%, 6/01/33 .................................................................  $   3,325,000    $   3,515,123
   Pennsylvania HFAR, SFM, Refunding, Series 72A, 5.25%, 4/01/21 ..................................      7,000,000        7,136,850
   Pennsylvania State Higher Educational Facilities Authority College and University Revenues,
       Allegheny College, Series B, 6.125%, 11/01/13 ..............................................         90,000           90,173
       Drexel University, MBIA Insured, 5.75%, 5/01/22 ............................................      3,095,000        3,283,795
       Drexel University, MBIA Insured, Pre-Refunded, 5.75%, 5/01/22 ..............................        905,000          964,468
       Marywood University Project, MBIA Insured, Pre-Refunded, 5.65%, 6/01/25 ....................      2,500,000        2,769,375
   Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
       Allegheny Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured, 5.875%,
        11/15/21 ..................................................................................     17,000,000       17,854,080
       University of Pennsylvania Health Services, Series A, Pre-Refunded, 5.75%, 1/01/22 .........     10,000,000       10,193,500
   Pennsylvania State Higher Educational Facilities Authority Revenue,
       Bryn Mawr College, AMBAC Insured, 5.125%, 12/01/29 .........................................      1,500,000        1,593,420
       Drexel University, Series A, 5.00%, 5/01/20 ................................................      1,485,000        1,571,769
       Drexel University, Series A, 5.20%, 5/01/29 ................................................        750,000          805,463
       Philadelphia College of Textiles and Science, 6.75%, 4/01/20 ...............................      3,040,000        3,090,798
       State System of Higher Education, Series N, MBIA Insured, Pre-Refunded, 5.80%,
        6/15/24 ...................................................................................      4,000,000        4,092,120
       State System of Higher Education, Series R, FSA Insured, 5.00%, 6/15/24 ....................      3,140,000        3,318,697
       Temple University, 7.40%, 10/01/10 .........................................................         30,000           30,103
       Temple University, First Series, MBIA Insured, 5.00%, 7/15/31 ..............................      3,000,000        3,143,400
       Trustees University of Pennsylvania, Series C, 5.00%, 7/15/26 ..............................      5,000,000        5,395,350
       University Sciences Philadelphia, Series A, XLCA Insured, 5.00%, 11/01/36 ..................      8,315,000        8,810,907
       Widener University, 5.00%, 7/15/31 .........................................................        500,000          521,320
   Pennsylvania State Public School Building Authority Revenue,
       Career Institute of Technology, FGIC Insured, 5.00%, 11/15/28 ..............................      1,000,000        1,068,020
       Central Montgomery County Area, FGIC Insured, 5.00%, 5/15/24 ...............................      2,500,000        2,691,400
       Lehigh Career and Technical Institution, MBIA Insured, 5.00%, 10/01/31 .....................      1,000,000        1,042,980
   Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, MBIA Insured, 5.00%,
       12/01/24 ...................................................................................      1,655,000        1,776,063
       12/01/31 ...................................................................................      5,000,000        5,279,350
   Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
       7/15/28 ....................................................................................     10,000,000       11,003,500
       7/15/31 ....................................................................................     13,820,000       15,206,837
   Pennsylvania State Turnpike Commission Turnpike Revenue,
       Series A, AMBAC Insured, 5.00%, 12/01/34 ...................................................      5,000,000        5,295,450
       Series R, AMBAC Insured, 5.00%, 12/01/26 ...................................................      2,000,000        2,122,640
       Series R, AMBAC Insured, 5.00%, 12/01/30 ...................................................     11,125,000       11,712,734
   Pennsylvania State University Revenue, 5.00%, 9/01/35 ..........................................      1,000,000        1,070,600
   Philadelphia Authority For IDR, Series B, AMBAC Insured, 5.25%, 7/01/31 ........................      2,000,000        2,126,200
   Philadelphia Gas Works Revenue, 12th Series B, MBIA Insured, ETM, 7.00%, 5/15/20 ...............      1,000,000        1,236,960
   Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Temple University
     Hospital, 5.875%, 11/15/23 ...................................................................      5,000,000        5,071,250
   Philadelphia Housing Authority Capital Fund Program Revenue, Series A, FSA Insured, 5.00%,
     12/01/21 .....................................................................................      5,000,000        5,401,100


180 | Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Philadelphia IDA Lease Revenue, Series B, FSA Insured, 5.125%, 10/01/26 ........................  $  12,000,000    $  12,821,880
   Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured, 5.25%,
       9/01/22 ....................................................................................      3,250,000        3,464,403
       9/01/29 ....................................................................................     13,000,000       13,857,610
   Philadelphia RDA Revenue, Neighborhood Transformation, Series C, FGIC Insured, 5.00%,
       4/15/29 ....................................................................................      2,500,000        2,654,650
       4/15/31 ....................................................................................     10,830,000       11,447,310
   Philadelphia School District GO,
       Series B, AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 .....................................      1,000,000        1,038,620
       Series C, MBIA Insured, Pre-Refunded, 5.75%, 3/01/29 .......................................      8,000,000        8,849,680
       Series D, FGIC Insured, 5.125%, 6/01/34 ....................................................      5,000,000        5,357,650
   Philadelphia Water and Wastewater Revenue, Series A,
       FGIC Insured, 5.00%, 11/01/31 ..............................................................      7,515,000        7,873,240
       FSA Insured, 5.00%, 7/01/35 ................................................................      4,500,000        4,772,115
   Pittsburgh Public Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 6.00%,
     12/01/24 .....................................................................................      2,000,000        2,246,040
   Pittsburgh Urban RDA Mortgage Revenue,
       Series C, GNMA Secured, 5.70%, 4/01/30 .....................................................      1,310,000        1,342,816
       Series D, 6.25%, 10/01/17 ..................................................................      1,695,000        1,741,850
   Pittsburgh Urban RDA Tax Allocation, 6.10%, 5/01/19 ............................................      1,000,000        1,097,010
   Pittsburgh Water and Sewer System Authority Revenue, Refunding, FGIC Insured, ETM, 7.25%,
     9/01/14 ......................................................................................      1,250,000        1,462,913
   Plum Boro School District GO, FGIC Insured, Pre-Refunded, 5.25%, 9/15/30 .......................      8,870,000        9,828,404
   Sayre Health Care Facilities Authority Revenue, Guthrie Health, Series A, 5.875%,
     12/01/31 .....................................................................................      2,500,000        2,684,100
   Seneca Valley School District GO, MBIA Insured, Pre-Refunded, 5.375%, 1/01/21 ..................      2,000,000        2,232,460
   South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital Project,
     Series A, MBIA Insured, 5.75%, 7/01/26 .......................................................     10,000,000       10,402,300
   Southcentral General Authority Revenue, Wellspan Health Obligated, MBIA Insured,
       ETM, 5.25%, 5/15/31 ........................................................................      1,875,000        2,034,019
       Pre-Refunded, 5.25%, 5/15/31 ...............................................................      8,125,000        9,043,856
   Southeastern Pennsylvania Transportation Authority Special Revenue, FGIC Insured, 5.375%,
     3/01/22 ......................................................................................      3,000,000        3,152,520
   Southern Lehigh School District GO, Series A, FGIC Insured, 5.00%, 9/01/25 .....................      6,900,000        7,325,523
   State Public School Building Authority College Revenue, Westmoreland County Community
     College, FGIC Insured, 5.25%, 10/15/22 .......................................................      2,170,000        2,358,682
   State Public School Building Authority School Revenue,
       Daniel Boone School District Project, MBIA Insured, 5.00%, 4/01/28 .........................     10,000,000       10,587,000
       Northwestern School District Project, Series E, FGIC Insured, 5.75%, 1/15/19 ...............      3,000,000        3,243,600
       Philadelphia School District Project, FSA Insured, 5.00%, 6/01/33 ..........................     37,170,000       39,064,183
   Susquehanna Area Regional Airport Authority Revenue, Series A, AMBAC Insured, 5.00%,
     1/01/28 ......................................................................................      2,000,000        2,074,280
   Twin Valley School District GO, FSA Insured, 5.00%, 4/01/23 ....................................      2,915,000        3,166,535
   University of Pittsburgh Revenue, Higher Education, Refunding, Series B, MBIA Insured, 5.00%,
     6/01/21 ......................................................................................     10,000,000       10,396,900
   Upper St. Clair Township School District GO,
       FSA Insured, 5.00%, 7/15/28 ................................................................      1,000,000        1,053,890
       Pre-Refunded, 5.20%, 7/15/27 ...............................................................      5,000,000        5,208,250


                                                         Semiannual Report | 181

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding,
     AMBAC Insured, 6.15%, 12/01/29 ...............................................................  $   2,200,000    $   2,383,766
   Washington County GO, Series A, AMBAC Insured, 5.125%, 9/01/27 .................................      5,000,000        5,333,600
   West Allegheny School District GO, Refunding, Series D, FGIC Insured, 4.75%,
       9/01/19 ....................................................................................      2,000,000        2,101,260
       9/01/20 ....................................................................................      3,805,000        3,984,330
                                                                                                                      -------------
                                                                                                                        770,818,384
                                                                                                                      -------------
   U.S. TERRITORIES 7.0%
   Puerto Rico Commonwealth GO, Public Improvement, Series A,
       5.00%, 7/01/29 .............................................................................      4,000,000        4,212,480
       5.00%, 7/01/33 .............................................................................     30,000,000       31,380,300
       Pre-Refunded, 5.00%, 7/01/27 ...............................................................     10,590,000       11,680,876
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities, Series I, 5.00%, 7/01/36 ...........      5,950,000        6,252,676
   Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ...........      5,000,000        5,260,400
                                                                                                                      -------------
                                                                                                                         58,786,732
                                                                                                                      -------------
   TOTAL BONDS (COST $776,054,336) ................................................................                     829,605,116
                                                                                                                      -------------
   ZERO COUPON BONDS 0.7%
   PENNSYLVANIA 0.7%
   Pennsylvania HFAR,
       Future Income Growth Securities, SFM, Series 64, 4/01/30 ...................................      3,880,000        3,348,906
       SFM, Refunding, Series 63A, 4/01/30 ........................................................     10,885,000        2,951,250
                                                                                                                      -------------
   TOTAL ZERO COUPON BONDS (COST $6,174,863) ......................................................                       6,300,156
                                                                                                                      -------------
   TOTAL LONG TERM INVESTMENTS (COST $782,229,199) ................................................                     835,905,272
                                                                                                                      -------------
   SHORT TERM INVESTMENT (COST $600,000) 0.1%
   BONDS 0.1%
   PENNSYLVANIA 0.1%
(a)Lehigh County General Purpose Authority Revenues, St. Lukes Hospital Project, Daily VRDN
     and Put, 2.28%, 7/01/31 ......................................................................        600,000          600,000
                                                                                                                      -------------
   TOTAL INVESTMENTS (COST $782,829,199) 98.7% ....................................................                     836,505,272
   OTHER ASSETS, LESS LIABILITIES 1.3% ............................................................                      11,184,991
                                                                                                                      -------------
   NET ASSETS 100.0% ..............................................................................                   $ 847,690,263
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 183.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


182 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT  - Improvement Bond Act of 1915
ABAG      - The Association of Bay Area Governments
ACA       - American Capital Access Holdings Inc.
ACES      - Adjustable Convertible Exempt Securities
AD        - Assessment District
AMBAC     - American Municipal Bond Assurance Corp.
BIG       - Bond Investors Insurance Co. (acquired by MBIA in
            1989 and no longer does business under this name)
CDA       - Community Development Authority/Agency
CDD       - Community Development District
CFD       - Community Facilities District
COP       - Certificate of Participation
EDA       - Economic Development Authority
EDC       - Economic Development Corp.
EDR       - Economic Development Revenue
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FHA       - Federal Housing Authority/Agency
FNMA      - Federal National Mortgage Association
FSA       - Financial Security Assurance Inc.
GNMA      - Government National Mortgage Association
GO        - General Obligation
HDA       - Housing Development Authority/Agency
HFA       - Housing Finance Authority/Agency
HFAR      - Housing Finance Authority/Agency Revenue
HFC       - Housing Finance Corp.
HMR       - Home Mortgage Revenue
ID        - Improvement District
IDA       - Industrial Development Authority/Agency
IDAR      - Industrial Development Authority Revenue
IDB       - Industrial Development Bond/Board
IDR       - Industrial Development Revenue
IPC       - Industrial Pollution Control
ISD       - Independent School District
MAC       - Municipal Assistance Corp.
MBIA      - Municipal Bond Investors Assurance Corp.
MBS       - Mortgage-Backed Securities
MF        - Multi-Family
MFH       - Multi-Family Housing
MFHR      - Multi-Family Housing Revenue
MFM       - Multi-Family Mortgage
MFR       - Multi-Family Revenue
MTA       - Metropolitan Transit Authority
MUD       - Municipal Utility District
PBA       - Public Building Authority
PCFA      - Pollution Control Financing Authority
PCR       - Pollution Control Revenue
PFAR      - Public Financing Authority Revenue
RDA       - Redevelopment Agency/Authority
SF        - Single Family
SFM       - Single Family Mortgage
SFMR      - Single Family Mortgage Revenue
SFR       - Single Family Revenue~
UHSD      - Unified/Union High School District
USD       - Unified/Union School District
XLCA      - XL Capital Assurance


                    Semiannual Report | See notes to financial statements. | 183

FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2005 (unaudited)

                                                         -------------------------------------------------------------------------
                                                             FRANKLIN           FRANKLIN           FRANKLIN           FRANKLIN
                                                             ARIZONA            COLORADO         CONNECTICUT           DOUBLE
                                                             TAX-FREE           TAX-FREE           TAX-FREE           TAX-FREE
                                                           INCOME FUND        INCOME FUND        INCOME FUND         INCOME FUND
                                                         -------------------------------------------------------------------------
Assets:
 Investments in securities:
  Cost ...............................................   $    867,640,466   $    369,219,665   $    286,125,559   $    363,846,960
                                                         =========================================================================
  Value ..............................................   $    935,788,339   $    397,940,913   $    304,842,382   $    386,589,505
 Cash ................................................                 --             97,945             81,333             27,159
 Receivables:
  Investment securities sold .........................         15,468,455          3,503,322                 --                 --
  Capital shares sold ................................          2,964,319            853,577            263,041            802,083
  Interest ...........................................          9,864,448          5,594,815          3,417,828          4,417,243
                                                         -------------------------------------------------------------------------
      Total assets ...................................        964,085,561        407,990,572        308,604,584        391,835,990
                                                         -------------------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ....................         18,601,667          4,603,222                 --                 --
  Capital shares redeemed ............................            893,155            301,443            699,434            467,069
  Affiliates .........................................            389,995            180,576            188,004            237,267
  Distributions to shareholders ......................          1,422,403            620,719            346,677            555,384
  Professional fees ..................................             12,575              9,272              7,497              9,630
  Registration and filing fees .......................                279                325                192              1,336
 Funds advanced by custodian .........................          2,642,674                 --                 --                 --
 Other liabilities ...................................            191,658             75,965             24,002            140,384
                                                         -------------------------------------------------------------------------
      Total liabilities ..............................         24,154,406          5,791,522          1,265,806          1,411,070
                                                         -------------------------------------------------------------------------
       Net assets, at value ..........................   $    939,931,155   $    402,199,050   $    307,338,778   $    390,424,920
                                                         =========================================================================
Net assets consist of:
 Paid-in capital .....................................   $    901,435,472   $    380,529,577   $    294,106,059   $    368,302,474
 Distributions in excess of net investment income ....           (750,919)          (357,323)          (101,024)          (380,477)
 Net unrealized appreciation (depreciation) ..........         68,147,873         28,721,248         18,716,823         22,742,545
 Accumulated net realized gain (loss) ................        (28,901,271)        (6,694,452)        (5,383,080)          (239,622)
                                                         -------------------------------------------------------------------------
       Net assets, at value ..........................   $    939,931,155   $    402,199,050   $    307,338,778   $    390,424,920
                                                         =========================================================================


184 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2005 (unaudited)

                                                         -------------------------------------------------------------------------
                                                             FRANKLIN           FRANKLIN            FRANKLIN           FRANKLIN
                                                              ARIZONA           COLORADO           CONNECTICUT          DOUBLE
                                                             TAX-FREE           TAX-FREE            TAX-FREE           TAX-FREE
                                                            INCOME FUND        INCOME FUND         INCOME FUND        INCOME FUND
                                                         -------------------------------------------------------------------------
CLASS A:
 Net assets, at value .................................  $    871,114,140   $    360,703,745   $    265,777,104   $    338,082,789
                                                         =========================================================================
 Shares outstanding ...................................        77,698,694         29,699,004         23,690,318         27,946,239
                                                         =========================================================================
 Net asset value per share(a) .........................  $          11.21   $          12.15   $          11.22   $          12.10
                                                         =========================================================================
 Maximum offering price per share (net asset value
  per share / 95.75%) .................................  $          11.71   $          12.69   $          11.72   $          12.64
                                                         =========================================================================
CLASS B:
 Net assets, at value .................................  $     23,283,333                 --                 --                 --
                                                         =========================================================================
 Shares outstanding ...................................         2,065,382                 --                 --                 --
                                                         =========================================================================
 Net asset value and maximum offering price
  per share(a) ........................................  $          11.27                 --                 --                 --
                                                         =========================================================================
CLASS C:
 Net assets, at value .................................  $     45,533,682   $     41,495,305   $     41,561,674   $     52,342,131
                                                         =========================================================================
 Shares outstanding ...................................         4,023,288          3,393,032          3,687,373          4,312,766
                                                         =========================================================================
 Net asset value and maximum offering price
  per share(a) ........................................  $          11.32   $          12.23   $          11.27   $          12.14
                                                         =========================================================================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                    Semiannual Report | See notes to financial statements. | 185

FRANKLIN TAX-FREE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2005 (unaudited)

                                                         -------------------------------------------------------------------------
                                                         FRANKLIN FEDERAL   FRANKLIN FEDERAL       FRANKLIN           FRANKLIN
                                                         INTERMEDIATE-TERM    LIMITED-TERM        HIGH YIELD         NEW JERSEY
                                                             TAX-FREE           TAX-FREE           TAX-FREE           TAX-FREE
                                                           INCOME FUND        INCOME FUND        INCOME FUND        INCOME FUND
                                                         -------------------------------------------------------------------------
Assets:
 Investments in securities:
  Cost ...............................................   $    525,834,833   $     30,830,524   $  5,450,006,800   $    970,818,496
                                                         =========================================================================
  Value ..............................................   $    546,885,838   $     30,562,436   $  5,850,623,909   $  1,044,871,414
 Cash ................................................             41,470             81,296            104,293          1,720,279
 Receivables:
  Capital shares sold ................................          1,712,770             13,750         13,540,714          2,080,632
  Interest ...........................................          5,821,624            221,441         86,106,555         11,227,773
                                                         -------------------------------------------------------------------------
      Total assets ...................................        554,461,702         30,878,923      5,950,375,471      1,059,900,098
                                                         -------------------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ....................                 --                 --          2,513,525          5,320,100
  Capital shares redeemed ............................            298,689             73,781          9,207,676          1,244,739
  Affiliates .........................................            241,731              5,815          3,328,931            623,243
  Distributions to shareholders ......................            696,041             22,595          7,954,798          1,172,164
  Professional fees ..................................             11,074              7,141             52,321             11,944
  Registration and filing fees .......................                420              6,540              2,256              8,605
 Other liabilities ...................................            110,511             10,628            361,437            415,334
                                                         -------------------------------------------------------------------------
      Total liabilities ..............................          1,358,466            126,500         23,420,944          8,796,129
                                                         -------------------------------------------------------------------------
       Net assets, at value ..........................   $    553,103,236   $     30,752,423   $  5,926,954,527   $  1,051,103,969
                                                         =========================================================================
Net assets consist of:
 Paid-in capital .....................................   $    537,226,738   $     30,970,246   $  5,934,827,102   $    980,493,509
 Undistributed net investment income (distributions
  in excess of net investment income) ................           (336,993)            52,862         (5,307,314)          (383,681)
 Net unrealized appreciation (depreciation) ..........         21,051,005           (268,088)       400,617,109         74,052,918
 Accumulated net realized gain (loss) ................         (4,837,514)            (2,597)      (403,182,370)        (3,058,777)
                                                         -------------------------------------------------------------------------
       Net assets, at value ..........................   $    553,103,236   $     30,752,423   $  5,926,954,527   $  1,051,103,969
                                                         =========================================================================


186 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2005 (unaudited)

                                                         -------------------------------------------------------------------------
                                                         FRANKLIN FEDERAL   FRANKLIN FEDERAL        FRANKLIN           FRANKLIN
                                                         INTERMEDIATE-TERM    LIMITED-TERM         HIGH YIELD         NEW JERSEY
                                                             TAX-FREE           TAX-FREE            TAX-FREE           TAX-FREE
                                                            INCOME FUND        INCOME FUND         INCOME FUND        INCOME FUND
                                                         -------------------------------------------------------------------------
CLASS A:
 Net assets, at value ................................   $    522,599,006   $     30,752,423   $  5,012,514,484   $    842,022,746
                                                         =========================================================================
 Shares outstanding ..................................         45,164,284          3,084,465        456,640,462         68,539,310
                                                         =========================================================================
 Net asset value per share(a) ........................   $          11.57   $           9.97   $          10.98   $          12.29
                                                         =========================================================================
 Maximum offering price per share (net asset value
   per share / 97.75%, 100%, 95.75% and 95.75%,
   respectively) .....................................   $          11.84   $           9.97   $          11.47   $          12.84
                                                         =========================================================================
CLASS B:
 Net assets, at value ................................                 --                 --   $    253,394,105   $     80,937,820
                                                         =========================================================================
 Shares outstanding ..................................                 --                 --         22,938,451          6,552,518
                                                         =========================================================================
 Net asset value and maximum offering price
   per share(a) ......................................                 --                 --   $          11.05   $          12.35
                                                         =========================================================================
CLASS C:
 Net assets, at value ................................   $     30,504,230                 --   $    661,045,938   $    128,143,403
                                                         =========================================================================
 Shares outstanding ..................................          2,631,741                 --         59,614,377         10,351,833
                                                         =========================================================================
 Net asset value and maximum offering price
   per share(a) ......................................   $          11.59                 --   $          11.09   $          12.38
                                                         =========================================================================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                    Semiannual Report | See notes to financial statements. | 187

FRANKLIN TAX-FREE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2005 (unaudited)

                                                                                               -----------------------------------
                                                                                                   FRANKLIN           FRANKLIN
                                                                                                    OREGON          PENNSYLVANIA
                                                                                                   TAX-FREE           TAX-FREE
                                                                                                 INCOME FUND        INCOME FUND
                                                                                               -----------------------------------
Assets:
 Investments in securities:
  Cost .....................................................................................   $    633,642,425   $    782,829,199
                                                                                               ===================================
  Value ....................................................................................   $    679,389,877   $    836,505,272
 Cash ......................................................................................             62,712             23,390
 Receivables:
  Capital shares sold ......................................................................          2,597,525          1,623,873
  Interest .................................................................................          7,149,039         12,586,068
                                                                                               -----------------------------------
      Total assets .........................................................................        689,199,153        850,738,603
                                                                                               -----------------------------------
Liabilities:
 Payables:
  Capital shares redeemed ..................................................................          1,438,747          1,155,345
  Affiliates ...............................................................................            384,107            499,605
  Distributions to shareholders ............................................................            755,771          1,304,042
  Professional fees ........................................................................             10,306             12,244
  Registration and filing fees .............................................................              1,087              2,543
 Other liabilities .........................................................................            198,719             74,561
                                                                                               -----------------------------------
      Total liabilities ....................................................................          2,788,737          3,048,340
                                                                                               -----------------------------------
       Net assets, at value ................................................................   $    686,410,416   $    847,690,263
                                                                                               ===================================
Net assets consist of:
 Paid-in capital ...........................................................................   $    647,704,608   $    804,540,377
 Distributions in excess of net investment income ..........................................           (122,986)          (516,649)
 Net unrealized appreciation (depreciation) ................................................         45,747,452         53,676,073
 Accumulated net realized gain (loss) ......................................................         (6,918,658)       (10,009,538)
                                                                                               -----------------------------------
       Net assets, at value ................................................................   $    686,410,416   $    847,690,263
                                                                                               ===================================


188 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2005 (unaudited)

                                                                                               -----------------------------------
                                                                                                   FRANKLIN           FRANKLIN
                                                                                                    OREGON          PENNSYLVANIA
                                                                                                   TAX-FREE           TAX-FREE
                                                                                                 INCOME FUND        INCOME FUND
                                                                                               -----------------------------------
CLASS A:
 Net assets, at value ......................................................................   $    605,588,445   $    711,703,959
                                                                                               ===================================
 Shares outstanding ........................................................................         50,402,336         67,461,116
                                                                                               ===================================
 Net asset value per share(a) ..............................................................   $          12.02   $          10.55
                                                                                               ===================================
 Maximum offering price per share (net asset value per share / 95.75%) .....................   $          12.55   $          11.02
                                                                                               ===================================
CLASS B:
 Net assets, at value ......................................................................                 --   $     50,950,872
                                                                                               ===================================
 Shares outstanding ........................................................................                 --          4,813,912
                                                                                               ===================================
 Net asset value and maximum offering price per share(a) ...................................                 --   $          10.58
                                                                                               ===================================
CLASS C:
 Net assets, at value ......................................................................   $     80,821,971   $     85,035,432
                                                                                               ===================================
 Shares outstanding ........................................................................          6,665,509          8,002,720
                                                                                               ===================================
 Net asset value and maximum offering price per share(a) ...................................   $          12.13   $          10.63
                                                                                               ===================================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                    Semiannual Report | See notes to financial statements. | 189

FRANKLIN TAX-FREE TRUST

STATEMENTS OF OPERATIONS
for the six months ended August 31, 2005 (unaudited)

                                                         -------------------------------------------------------------------------
                                                             FRANKLIN           FRANKLIN           FRANKLIN           FRANKLIN
                                                             ARIZONA            COLORADO         CONNECTICUT           DOUBLE
                                                             TAX-FREE           TAX-FREE           TAX-FREE           TAX-FREE
                                                           INCOME FUND        INCOME FUND        INCOME FUND        INCOME FUND
                                                         -------------------------------------------------------------------------
Investment income:
 Interest ............................................   $     23,202,858   $     10,005,477   $      7,469,212   $      8,944,706
                                                         =========================================================================
Expenses:
 Management fees (Note 3a) ...........................          2,223,938          1,013,903            797,340            955,487
 Distribution fees: (Note 3c)
  Class A ............................................            434,724            177,887            129,082            160,193
  Class B ............................................             76,574                 --                 --                 --
  Class C ............................................            145,030            133,013            133,836            158,374
 Transfer agent fees (Note 3e) .......................            157,295             82,958             67,775            104,011
 Custodian fees ......................................              9,637              2,936              2,280              2,821
 Reports to shareholders .............................             35,692             13,378             11,228             15,218
 Registration and filing fees ........................             18,223              4,133              4,849             30,798
 Professional fees ...................................             12,157              9,057              8,410              8,764
 Trustees' fees and expenses .........................              3,530              1,663              1,141              1,410
 Other ...............................................             42,100             15,232             11,793             13,909
                                                         -------------------------------------------------------------------------
      Total expenses .................................          3,158,900          1,454,160          1,167,734          1,450,985
                                                         -------------------------------------------------------------------------
        Net investment income ........................         20,043,958          8,551,317          6,301,478          7,493,721
                                                         -------------------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ...........         (8,792,784)           795,860            589,331            (38,701)
 Net change in unrealized appreciation (depreciation)
   on investments ....................................          8,472,543          2,681,353          2,501,568          3,471,134
                                                         -------------------------------------------------------------------------
Net realized and unrealized gain (loss) ..............           (320,241)         3,477,213          3,090,899          3,432,433
                                                         -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations .........................................   $     19,723,717   $     12,028,530   $      9,392,377   $     10,926,154
                                                         =========================================================================


190 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENTS OF OPERATIONS (CONTINUED)
for the six months ended August 31, 2005 (unaudited)

                                                         -------------------------------------------------------------------------
                                                         FRANKLIN FEDERAL   FRANKLIN FEDERAL       FRANKLIN           FRANKLIN
                                                         INTERMEDIATE-TERM    LIMITED-TERM        HIGH YIELD         NEW JERSEY
                                                             TAX-FREE           TAX-FREE           TAX-FREE           TAX-FREE
                                                            INCOME FUND       INCOME FUND        INCOME FUND        INCOME FUND
                                                         -------------------------------------------------------------------------
Investment income:
 Interest ............................................   $     11,436,201   $        401,231   $    165,194,057   $     25,148,509
                                                         =========================================================================
Expenses:
 Management fees (Note 3a) ...........................          1,327,780             82,872         13,068,092          2,426,934
 Administrative fees (Note 3b) .......................                 --             33,153                 --                 --
 Distribution fees: (Note 3c)
  Class A ............................................            254,137             24,858          2,322,381            409,690
  Class B ............................................                 --                 --            837,572            267,613
  Class C ............................................             87,583                 --          2,027,160            400,601
 Transfer agent fees (Note 3e) .......................            120,945              6,756          1,348,484            242,266
 Custodian fees ......................................              3,945                301             43,956              7,904
 Reports to shareholders .............................             18,311              2,645            181,353             31,666
 Registration and filing fees ........................             33,965             26,230             79,435             20,289
 Professional fees ...................................             10,838              7,866             48,058             11,900
 Trustees' fees and expenses .........................              1,949                197             24,535              3,640
 Other ...............................................             27,971             11,210            182,738             36,604
                                                         -------------------------------------------------------------------------
      Total expenses .................................          1,887,424            196,088         20,163,764          3,859,107
      Expenses waived/paid by affiliate (Note 3f) ....                 --           (113,217)                --                 --
                                                         -------------------------------------------------------------------------
       Net expenses ..................................          1,887,424             82,871         20,163,764          3,859,107
                                                         -------------------------------------------------------------------------
        Net investment income ........................          9,548,777            318,360        145,030,293         21,289,402
                                                         -------------------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ...........              4,922             (2,803)        (5,756,967)           271,224
 Net change in unrealized appreciation (depreciation)
   on investments ....................................          2,824,766            (79,813)       101,016,707          9,402,980
                                                         -------------------------------------------------------------------------
Net realized and unrealized gain (loss) ..............          2,829,688            (82,616)        95,259,740          9,674,204
                                                         -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations .....................................   $     12,378,465   $        235,744   $    240,290,033   $     30,963,606
                                                         =========================================================================


                    Semiannual Report | See notes to financial statements. | 191

FRANKLIN TAX-FREE TRUST

STATEMENTS OF OPERATIONS (CONTINUED)
for the six months ended August 31, 2005 (unaudited)

                                                                                               -----------------------------------
                                                                                                   FRANKLIN           FRANKLIN
                                                                                                    OREGON          PENNSYLVANIA
                                                                                                   TAX-FREE           TAX-FREE
                                                                                                 INCOME FUND        INCOME FUND
                                                                                               -----------------------------------
Investment income:
 Interest ..................................................................................   $     16,116,984   $     21,064,217
                                                                                               -----------------------------------
Expenses:
 Management fees (Note 3a) .................................................................          1,624,122          2,005,473
 Distribution fees: (Note 3c)
  Class A ..................................................................................            294,368            352,836
  Class B ..................................................................................                 --            167,889
  Class C ..................................................................................            254,735            267,352
 Transfer agent fees (Note 3e) .............................................................            134,097            245,026
 Custodian fees ............................................................................              5,141              6,194
 Reports to shareholders ...................................................................             21,522             36,109
 Registration and filing fees ..............................................................              6,006             10,716
 Professional fees .........................................................................             10,701             11,930
 Trustees' fees and expenses ...............................................................              2,481              3,291
 Other .....................................................................................             24,614             34,343
                                                                                               -----------------------------------
      Total expenses .......................................................................          2,377,787          3,141,159
                                                                                               -----------------------------------
        Net investment income ..............................................................         13,739,197         17,923,058
                                                                                               -----------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments .................................................            100,559            773,189
 Net change in unrealized appreciation (depreciation) on investments .......................          6,795,437          5,042,407
                                                                                               -----------------------------------
Net realized and unrealized gain (loss) ....................................................          6,895,996          5,815,596
                                                                                               -----------------------------------
Net increase (decrease) in net assets resulting from operations ............................   $     20,635,193   $     23,738,654
                                                                                               ===================================


192 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                      -----------------------------------------------------------------------------
                                                                FRANKLIN ARIZONA                         FRANKLIN COLORADO
                                                              TAX-FREE INCOME FUND                     TAX-FREE INCOME FUND
                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                          SIX MONTHS ENDED
                                                      AUGUST 31, 2005        YEAR ENDED         AUGUST 31, 2005       YEAR ENDED
                                                        (UNAUDITED)       FEBRUARY 28, 2005       (UNAUDITED)     FEBRUARY 28, 2005
                                                      -----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...........................   $     20,043,958    $      41,288,931     $      8,551,317   $     16,523,726
  Net realized gain (loss) from investments .......         (8,792,784)           1,727,327              795,860            206,978
  Net change in unrealized appreciation
   (depreciation) on investments ..................          8,472,543           (3,113,142)           2,681,353         (4,938,491)
                                                      -----------------------------------------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ................         19,723,717           39,903,116           12,028,530         11,792,213
                                                      -----------------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A ........................................        (18,669,150)         (38,667,506)          (7,927,429)       (15,082,471)
   Class B ........................................           (443,729)            (935,269)                  --                 --
   Class C ........................................           (827,326)          (1,657,454)            (792,790)        (1,645,251)
                                                      -----------------------------------------------------------------------------
 Total distributions to shareholders ..............        (19,940,205)         (41,260,229)          (8,720,219)       (16,727,722)
                                                      -----------------------------------------------------------------------------
 Capital share transactions: (Note 2)
   Class A ........................................         18,715,515          (46,750,859)          11,150,747         11,804,223
   Class B ........................................           (467,815)          (1,809,447)                  --                 --
   Class C ........................................          1,482,592            1,042,649              275,574         (1,614,541)
                                                      -----------------------------------------------------------------------------
 Total capital share transactions .................         19,730,292          (47,517,657)          11,426,321         10,189,682
                                                      -----------------------------------------------------------------------------
 Redemption fees ..................................                880                  786                1,057                429
                                                      -----------------------------------------------------------------------------
       Net increase (decrease) in
         net assets ...............................         19,514,684          (48,873,984)          14,735,689          5,254,602
Net assets:
 Beginning of period ..............................        920,416,471          969,290,455          387,463,361        382,208,759
                                                      -----------------------------------------------------------------------------
 End of period ....................................   $    939,931,155    $     920,416,471     $    402,199,050   $    387,463,361
                                                      -----------------------------------------------------------------------------
 Distributions in excess of net investment
  income included in net assets:
   End of period ..................................   $       (750,919)   $        (854,672)    $       (357,323)  $       (188,421)
                                                      =============================================================================


                    Semiannual Report | See notes to financial statements. | 193

FRANKLIN TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                      -----------------------------------------------------------------------------
                                                              FRANKLIN CONNECTICUT                        FRANKLIN DOUBLE
                                                              TAX-FREE INCOME FUND                     TAX-FREE INCOME FUND
                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                          SIX MONTHS ENDED
                                                      AUGUST 31, 2005        YEAR ENDED          AUGUST 31, 2005     YEAR ENDED
                                                        (UNAUDITED)       FEBRUARY 28, 2005        (UNAUDITED)    FEBRUARY 28, 2005
                                                      -----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...........................   $      6,301,478    $      12,809,654     $      7,493,721   $     14,276,805
  Net realized gain (loss) from investments .......            589,331              796,427              (38,701)          (208,136)
  Net change in unrealized appreciation
   (depreciation) on investments ..................          2,501,568           (1,654,695)           3,471,134         (1,635,143)
                                                      -----------------------------------------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ................          9,392,377           11,951,386           10,926,154         12,433,526
                                                      -----------------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A ........................................         (5,628,703)         (11,092,234)          (6,702,060)       (12,689,625)
   Class C ........................................           (786,135)          (1,511,304)            (880,677)        (1,653,747)
  Net realized gains:
   Class A ........................................                 --                   --                   --           (512,949)
   Class C ........................................                 --                   --                   --            (78,981)
                                                      -----------------------------------------------------------------------------
 Total distributions to shareholders ..............         (6,414,838)         (12,603,538)          (7,582,737)       (14,935,302)
                                                      -----------------------------------------------------------------------------
 Capital share transactions: (Note 2)
   Class A ........................................         13,931,132          (16,092,920)          25,696,453         12,878,744
   Class C ........................................            202,336           (1,698,306)           6,269,071            434,818
                                                      -----------------------------------------------------------------------------
 Total capital share transactions .................         14,133,468          (17,791,226)          31,965,524         13,313,562
                                                      -----------------------------------------------------------------------------
 Redemption fees ..................................                 --                   46                   --                 11
                                                      -----------------------------------------------------------------------------
       Net increase (decrease) in
         net assets ...............................         17,111,007          (18,443,332)          35,308,941         10,811,797
Net assets:
 Beginning of period ..............................        290,227,771          308,671,103          355,115,979        344,304,182
                                                      -----------------------------------------------------------------------------
 End of period ....................................   $    307,338,778    $     290,227,771     $    390,424,920   $    355,115,979
                                                      =============================================================================
Undistributed net investment income (distributions
 in excess of net investment
 income) included in net assets:
   End of period ..................................   $       (101,024)   $          12,336     $       (380,477)  $       (291,461)
                                                      =============================================================================


194 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                      -----------------------------------------------------------------------------
                                                       FRANKLIN FEDERAL INTERMEDIATE-TERM          FRANKLIN FEDERAL LIMITED-TERM
                                                              TAX-FREE INCOME FUND                     TAX-FREE INCOME FUND
                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                          SIX MONTHS ENDED
                                                       AUGUST 31, 2005       YEAR ENDED         AUGUST 31, 2005       YEAR ENDED
                                                         (UNAUDITED)      FEBRUARY 28, 2005       (UNAUDITED)     FEBRUARY 28, 2005
                                                      -----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...........................   $      9,548,777    $      17,488,666     $        318,360   $        464,362
  Net realized gain (loss) from investments .......              4,922             (179,875)              (2,803)               206
  Net change in unrealized appreciation
   (depreciation) on investments ..................          2,824,766           (9,898,425)             (79,813)          (381,041)
                                                      -----------------------------------------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ................         12,378,465            7,410,366              235,744             83,527
                                                      -----------------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A ........................................         (9,165,023)         (16,962,096)            (316,163)          (448,664)
   Class C ........................................           (408,967)            (532,561)                  --                 --
                                                      -----------------------------------------------------------------------------
 Total distributions to shareholders ..............         (9,573,990)         (17,494,657)            (316,163)          (448,664)
                                                      -----------------------------------------------------------------------------
 Capital share transactions: (Note 2)
   Class A ........................................         25,956,221           48,951,903           (2,421,928)         9,337,704
   Class C ........................................          6,957,940           12,385,654                   --                 --
                                                      -----------------------------------------------------------------------------
 Total capital share transactions .................         32,914,161           61,337,557           (2,421,928)         9,337,704
                                                      -----------------------------------------------------------------------------
 Redemption fees ..................................              6,608                1,239                  547                 53
                                                      -----------------------------------------------------------------------------
       Net increase (decrease) in
         net assets ...............................         35,725,244           51,254,505           (2,501,800)         8,972,620
Net assets:
 Beginning of period ..............................        517,377,992          466,123,487           33,254,223         24,281,603
                                                      -----------------------------------------------------------------------------
 End of period ....................................   $    553,103,236    $     517,377,992     $     30,752,423   $     33,254,223
                                                      =============================================================================
Undistributed net investment income
 (distributions in excess of net investment
 income) included in net assets:
   End of period ..................................   $       (336,993)   $        (311,780)    $         52,862   $         50,665
                                                      =============================================================================


                    Semiannual Report | See notes to financial statements. | 195

FRANKLIN TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                      -----------------------------------------------------------------------------
                                                               FRANKLIN HIGH YIELD                      FRANKLIN NEW JERSEY
                                                              TAX-FREE INCOME FUND                     TAX-FREE INCOME FUND
                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                          SIX MONTHS ENDED
                                                      AUGUST 31, 2005        YEAR ENDED          AUGUST 31, 2005      YEAR ENDED
                                                        (UNAUDITED)       FEBRUARY 28, 2005        (UNAUDITED)    FEBRUARY 28, 2005
                                                      -----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...........................   $    145,030,293    $     284,997,998     $     21,289,402   $     41,634,496
  Net realized gain (loss) from investments .......         (5,756,967)         (11,796,989)             271,224            156,918
  Net change in unrealized appreciation
   (depreciation) on investments ..................        101,016,707           29,290,187            9,402,980         (5,010,006)
                                                      -----------------------------------------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ................        240,290,033          302,491,196           30,963,606         36,781,408
                                                      -----------------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A ........................................       (129,959,074)        (248,448,873)         (17,990,944)       (34,104,152)
   Class B ........................................         (6,106,236)         (12,281,729)          (1,572,307)        (3,122,545)
   Class C ........................................        (14,649,723)         (27,436,196)          (2,341,478)        (4,294,186)
                                                      -----------------------------------------------------------------------------
 Total distributions to shareholders...............       (150,715,033)        (288,166,798)         (21,904,729)       (41,520,883)
                                                      -----------------------------------------------------------------------------
 Capital share transactions: (Note 2)
   Class A ........................................        222,065,279          132,203,769           42,281,082          9,504,530
   Class B ........................................         (8,700,937)           6,439,759           (2,991,746)         3,230,492
   Class C ........................................         62,222,620           21,983,330            9,674,067          5,996,810
                                                      -----------------------------------------------------------------------------
 Total capital share transactions .................        275,586,962          160,626,858           48,963,403         18,731,832
                                                      -----------------------------------------------------------------------------
 Redemption fees ..................................              4,699                4,393                    9              1,071
                                                      -----------------------------------------------------------------------------
       Net increase (decrease) in
         net assets ...............................        365,166,661          174,955,649           58,022,289         13,993,428
Net assets:
 Beginning of period ..............................      5,561,787,866        5,386,832,217          993,081,680        979,088,252
                                                      -----------------------------------------------------------------------------
 End of period ....................................   $  5,926,954,527    $   5,561,787,866     $  1,051,103,969   $    993,081,680
                                                      =============================================================================
Undistributed net investment income (distributions
 in excess of net investment
 income) included in net assets:
   End of period ..................................   $     (5,307,314)   $         377,426     $       (383,681)  $        231,646
                                                      =============================================================================


196 | See notes to financial statements. | Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                      -----------------------------------------------------------------------------
                                                                 FRANKLIN OREGON                       FRANKLIN PENNSYLVANIA
                                                              TAX-FREE INCOME FUND                     TAX-FREE INCOME FUND
                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                          SIX MONTHS ENDED
                                                       AUGUST 31, 2005       YEAR ENDED         AUGUST 31, 2005      YEAR ENDED
                                                         (UNAUDITED)      FEBRUARY 28, 2005       (UNAUDITED)     FEBRUARY 28, 2005
                                                      -----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...........................   $     13,739,197    $      27,147,127     $     17,923,058   $     36,523,663
  Net realized gain (loss) from investments .......            100,559              781,256              773,189           (902,014)
  Net change in unrealized appreciation
   (depreciation) on investments ..................          6,795,437           (3,140,388)           5,042,407        (11,875,511)
                                                      -----------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from operations ......................         20,635,193           24,787,995           23,738,654         23,746,138
                                                      -----------------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A ........................................        (12,840,330)         (24,742,852)         (15,676,683)       (31,034,808)
   Class B ........................................                 --                   --           (1,004,431)        (1,967,837)
   Class C ........................................         (1,474,003)          (2,947,314)          (1,593,472)        (3,072,697)
                                                      -----------------------------------------------------------------------------
 Total distributions to shareholders ..............        (14,314,333)         (27,690,166)         (18,274,586)       (36,075,342)
                                                      -----------------------------------------------------------------------------
 Capital share transactions: (Note 2)
   Class A ........................................         29,699,365           17,883,809           13,316,556        (28,676,995)
   Class B ........................................                 --                   --           (1,295,941)         2,461,581
   Class C ........................................          4,799,008           (4,370,057)           4,937,226           (434,738)
                                                      -----------------------------------------------------------------------------
 Total capital share transactions .................         34,498,373           13,513,752           16,957,841        (26,650,152)
                                                      -----------------------------------------------------------------------------
 Redemption fees ..................................                544                   24                  233                 57
                                                      -----------------------------------------------------------------------------
       Net increase (decrease) in
         net assets ...............................         40,819,777           10,611,605           22,422,142        (38,979,299)
Net assets:
 Beginning of period ..............................        645,590,639          634,979,034          825,268,121        864,247,420
                                                      -----------------------------------------------------------------------------
 End of period ....................................   $    686,410,416    $     645,590,639     $    847,690,263   $    825,268,121
                                                      =============================================================================
Undistributed net investment income (distributions
 in excess of net investment
 income) included in net assets:
   End of period .................................    $       (122,986)   $         452,150     $       (516,649)  $       (165,121)
                                                      =============================================================================


                    Semiannual Report | See notes to financial statements. | 197

FRANKLIN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-five separate series. All funds included in this report (the Funds) are diversified except the Franklin Connecticut Tax-Free Income Fund and the Franklin Federal Intermediate-Term Tax-Free Income Fund. The financial statements of the remaining funds in the series are presented separately.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for U.S. income taxes because each Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.


198 | Semiannual Report

FRANKLIN TAX-FREE TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they will reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of the Funds' shares held five trading days or less may be subject to the Funds' redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as additional paid-in capital.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


                                                         Semiannual Report | 199

FRANKLIN TAX-FREE TRUST

2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the Funds are indicated below. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

--------------------------------------------------------------------------------------------------------
CLASS A                          CLASS A & CLASS C                      CLASS A, CLASS B & CLASS C
--------------------------------------------------------------------------------------------------------
Franklin Federal Limited-Term    Franklin Colorado Tax-Free             Franklin Arizona Tax-Free
 Tax-Free Income Fund             Income Fund                            Income Fund
                                 Franklin Connecticut Tax-Free          Franklin High Yield Tax-Free
                                  Income Fund                            Income Fund
                                 Franklin Double Tax-Free               Franklin New Jersey Tax-Free
                                  Income Fund                            Income Fund
                                 Franklin Federal Intermediate-Term     Franklin Pennsylvania Tax-Free
                                  Tax-Free Income Fund                   Income Fund
                                 Franklin Oregon Tax-Free Income Fund

At August 31, 2005, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                             ------------------------------------------------------------
                                                   FRANKLIN ARIZONA                FRANKLIN COLORADO
                                                       TAX-FREE                         TAX-FREE
                                                     INCOME FUND                      INCOME FUND
                                             ------------------------------------------------------------
                                               SHARES          AMOUNT           SHARES         AMOUNT
                                             ------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2005
 Shares sold ..........................        5,754,207   $   64,651,485      2,302,825   $   27,807,353
 Shares issued in reinvestment
  of distributions ....................          814,439        9,153,865        329,878        3,985,551
 Shares redeemed ......................       (4,901,053)     (55,089,835)    (1,709,291)     (20,642,157)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............        1,667,593   $   18,715,515        923,412   $   11,150,747
                                             ============================================================
Year ended February 28, 2005
 Shares sold ..........................        7,587,121   $   83,732,888      4,648,949   $   55,685,833
 Shares issued in reinvestment
  of distributions ....................        1,686,963       18,571,170        655,283        7,812,275
 Shares redeemed ......................      (13,592,293)    (149,054,917)    (4,354,723)     (51,693,885)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............       (4,318,209)  $  (46,750,859)       949,509   $   11,804,223
                                             ============================================================
CLASS B SHARES:
Six months ended August 31, 2005
 Shares sold ..........................           25,298   $      285,497
 Shares issued in reinvestment
  of distributions ....................           23,211          262,272
 Shares redeemed ......................          (89,961)      (1,015,584)
                                             ----------------------------
 Net increase (decrease) ..............          (41,452)  $     (467,815)
                                             ============================
Year ended February 28, 2005
 Shares sold ..........................          275,921   $    3,047,545
 Shares issued in reinvestment
  of distributions ....................           50,585          559,965
 Shares redeemed ......................         (493,983)      (5,416,957)
                                             ----------------------------
 Net increase (decrease) ..............         (167,477)  $   (1,809,447)
                                             ============================


200 | Semiannual Report

FRANKLIN TAX-FREE TRUST

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                             ------------------------------------------------------------
                                                   FRANKLIN ARIZONA               FRANKLIN COLORADO
                                                       TAX-FREE                        TAX-FREE
                                                     INCOME FUND                     INCOME FUND
                                             ------------------------------------------------------------
                                               SHARES          AMOUNT          SHARES          AMOUNT
                                             ------------------------------------------------------------
CLASS C SHARES:
Six months ended August 31, 2005
 Shares sold ..........................          648,281   $    7,364,951        304,451   $    3,701,061
 Shares issued in reinvestment
  of distributions ....................           41,168          466,962         38,968          473,975
 Shares redeemed ......................         (558,678)      (6,349,321)      (321,169)      (3,899,462)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............          130,771   $    1,482,592         22,250   $      275,574
                                             ============================================================
Year ended February 28, 2005
 Shares sold ..........................          794,345   $    8,850,669        513,117   $    6,180,989
 Shares issued in reinvestment
  of distributions ....................           84,234          935,937         81,857          981,964
 Shares redeemed ......................         (791,281)      (8,743,957)      (735,871)      (8,777,494)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............           87,298   $    1,042,649       (140,897)  $   (1,614,541)
                                             ============================================================

                                             ------------------------------------------------------------
                                                 FRANKLIN CONNECTICUT              FRANKLIN DOUBLE
                                                       TAX-FREE                        TAX-FREE
                                                     INCOME FUND                     INCOME FUND
                                             ------------------------------------------------------------
                                               SHARES          AMOUNT          SHARES          AMOUNT
                                             ------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2005
 Shares sold ..........................        2,103,928   $   23,447,754      3,427,938   $   41,274,635
 Shares issued in reinvestment
  of distributions ....................          272,923        3,042,806        325,961        3,921,964
 Shares redeemed ......................       (1,128,004)     (12,559,428)    (1,623,308)     (19,500,146)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............        1,248,847   $   13,931,132      2,130,591   $   25,696,453
                                             ============================================================
Year ended February 28, 2005
 Shares sold ..........................        2,067,875   $   22,577,680      3,999,188   $   47,467,574
 Shares issued in reinvestment
  of distributions ....................          545,179        5,967,680        648,279        7,643,964
 Shares redeemed ......................       (4,082,617)     (44,638,280)    (3,595,244)     (42,232,794)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............       (1,469,563)  $  (16,092,920)     1,052,223   $   12,878,744
                                             ============================================================
CLASS C SHARES:
Six months ended August 31, 2005
 Shares sold ..........................          324,629   $    3,635,819        785,937   $    9,482,249
 Shares issued in reinvestment
  of distributions ....................           46,034          515,508         43,525          525,460
 Shares redeemed ......................         (352,279)      (3,948,991)      (310,253)      (3,738,638)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............           18,384   $      202,336        519,209   $    6,269,071
                                             ============================================================
Year ended February 28, 2005
 Shares sold ..........................          549,629   $    6,071,791        845,866   $   10,029,861
 Shares issued in reinvestment
  of distributions ....................           92,823        1,020,490         89,667        1,060,058
 Shares redeemed ......................         (808,109)      (8,790,587)      (908,660)     (10,655,101)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............         (165,657)  $   (1,698,306)        26,873   $      434,818
                                             ============================================================


                                                         Semiannual Report | 201

FRANKLIN TAX-FREE TRUST

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                             ------------------------------------------------------------
                                                   FRANKLIN FEDERAL                FRANKLIN FEDERAL
                                              INTERMEDIATE-TERM TAX-FREE        LIMITED-TERM TAX-FREE
                                                     INCOME FUND                     INCOME FUND
                                             ------------------------------------------------------------
                                               SHARES          AMOUNT          SHARES          AMOUNT
                                             ------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2005
 Shares sold ..........................        6,348,111   $   73,027,961        796,313   $    7,940,753
 Shares issued in reinvestment
  of distributions ....................          507,752        5,846,945         24,650          245,884
 Shares redeemed ......................       (4,598,821)     (52,918,685)    (1,063,942)     (10,608,565)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............        2,257,042   $   25,956,221       (242,979)  $   (2,421,928)
                                             ============================================================
Year ended February 28, 2005
 Shares sold ..........................       14,052,916   $  161,358,688      3,731,769   $   37,422,908
 Shares issued in reinvestment
  of distributions ....................          930,492       10,695,590         31,162          312,538
 Shares redeemed ......................      (10,777,438)    (123,102,375)    (2,834,042)     (28,397,742)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............        4,205,970   $   48,951,903        928,889   $    9,337,704
                                             ============================================================
CLASS C SHARES:
Six months ended August 31, 2005
 Shares sold ..........................          848,311   $    9,779,996
 Shares issued in reinvestment
  of distributions ....................           25,561          294,897
 Shares redeemed ......................         (270,158)      (3,116,953)
                                             ----------------------------
 Net increase (decrease) ..............          603,714   $    6,957,940
                                             ============================
Year ended February 28, 2005
 Shares sold ..........................        1,315,567   $   15,089,187
 Shares issued in reinvestment
  of distributions ....................           35,726          411,514
 Shares redeemed ......................         (273,279)      (3,115,047)
                                             ----------------------------
 Net increase (decrease) ..............        1,078,014   $   12,385,654
                                             ============================

                                             ------------------------------------------------------------
                                                 FRANKLIN HIGH YIELD             FRANKLIN NEW JERSEY
                                                       TAX-FREE                        TAX-FREE
                                                     INCOME FUND                     INCOME FUND
                                             ------------------------------------------------------------
                                               SHARES          AMOUNT          SHARES          AMOUNT
                                             ------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2005
 Shares sold ..........................       37,067,282   $  403,529,961      5,951,461   $   72,615,081
 Shares issued in reinvestment
  of distributions ....................        6,065,617       66,016,045        866,357       10,580,046
 Shares redeemed ......................      (22,763,436)    (247,480,727)    (3,355,621)     (40,914,045)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............       20,369,463   $  222,065,279      3,462,197   $   42,281,082
                                             ============================================================
Year ended February 28, 2005
 Shares sold ..........................       56,251,855   $  599,282,094      8,588,493   $  103,296,440
 Shares issued in reinvestment
  of distributions ....................       11,957,112      127,043,112      1,678,694       20,179,266
 Shares redeemed ......................      (56,044,239)    (594,121,437)    (9,536,882)    (113,971,176)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............       12,164,728   $  132,203,769        730,305   $    9,504,530
                                             ============================================================


202 | Semiannual Report

FRANKLIN TAX-FREE TRUST

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                             ------------------------------------------------------------
                                                 FRANKLIN HIGH YIELD             FRANKLIN NEW JERSEY
                                                       TAX-FREE                        TAX-FREE
                                                     INCOME FUND                     INCOME FUND
                                             ------------------------------------------------------------
                                               SHARES          AMOUNT          SHARES          AMOUNT
                                             ------------------------------------------------------------
CLASS B SHARES:
Six months ended August 31, 2005
 Shares sold ..........................          184,241   $    2,011,437         35,365   $      434,427
 Shares issued in reinvestment
  of distributions ....................          300,441        3,290,065         83,496        1,025,318
 Shares redeemed ......................       (1,279,097)     (14,002,439)      (362,827)      (4,451,491)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............         (794,415)  $   (8,700,937)      (243,966)  $   (2,991,746)
                                             ============================================================
Year ended February 28, 2005
 Shares sold ..........................        2,914,068   $   31,127,892        924,871   $   11,185,470
 Shares issued in reinvestment
  of distributions ....................          627,368        6,703,996        170,492        2,060,381
 Shares redeemed ......................       (2,953,231)     (31,392,129)      (831,971)     (10,015,359)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............          588,205   $    6,439,759        263,392   $    3,230,492
                                             ============================================================
CLASS C SHARES:
Six months ended August 31, 2005
 Shares sold ..........................        8,431,559   $   92,763,418      1,539,828   $   18,950,561
 Shares issued in reinvestment
  of distributions ....................          759,273        8,346,996        123,635        1,521,437
 Shares redeemed ......................       (3,541,268)     (38,887,794)      (877,507)     (10,797,931)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............        5,649,564   $   62,222,620        785,956   $    9,674,067
                                             ============================================================
Year ended February 28, 2005
 Shares sold ..........................       10,092,004   $  108,556,344      1,942,760   $   23,583,371
 Shares issued in reinvestment
  of distributions ....................        1,462,817       15,690,622        232,478        2,815,002
 Shares redeemed ......................       (9,556,507)    (102,263,636)    (1,691,439)     (20,401,563)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............        1,998,314   $   21,983,330        483,799   $    5,996,810
                                             ============================================================

                                             ------------------------------------------------------------
                                                   FRANKLIN OREGON              FRANKLIN PENNSYLVANIA
                                                       TAX-FREE                        TAX-FREE
                                                     INCOME FUND                     INCOME FUND
                                             ------------------------------------------------------------
                                               SHARES          AMOUNT          SHARES          AMOUNT
                                             ------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2005
 Shares sold ..........................        4,414,854   $   52,691,644      3,865,825   $   40,549,871
 Shares issued in reinvestment
  of distributions ....................          631,060        7,530,699        815,499        8,560,015
 Shares redeemed ......................       (2,558,565)     (30,522,978)    (3,413,884)     (35,793,330)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............        2,487,349   $   29,699,365      1,267,440   $   13,316,556
                                             ============================================================
Year ended February 28, 2005
 Shares sold ..........................        6,443,827   $   75,822,532      5,634,383   $   58,622,685
 Shares issued in reinvestment
  of distributions ....................        1,279,124       15,041,204      1,642,395       17,060,437
 Shares redeemed ......................       (6,228,102)     (72,979,927)   (10,092,555)    (104,360,117)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............        1,494,849   $   17,883,809     (2,815,777)  $  (28,676,995)
                                             ============================================================


                                                         Semiannual Report | 203

FRANKLIN TAX-FREE TRUST

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                             ------------------------------------------------------------
                                                   FRANKLIN OREGON              FRANKLIN PENNSYLVANIA
                                                       TAX-FREE                        TAX-FREE
                                                     INCOME FUND                     INCOME FUND
                                             ------------------------------------------------------------
                                               SHARES          AMOUNT          SHARES          AMOUNT
                                             ------------------------------------------------------------
CLASS B SHARES:
Six months ended August 31, 2005
 Shares sold ..........................                                           22,250   $      234,422
 Shares issued in reinvestment
  of distributions ....................                                           55,870          588,205
 Shares redeemed ......................                                         (201,320)      (2,118,568)
                                                                             ----------------------------
 Net increase (decrease) ..............                                         (123,200)  $   (1,295,941)
                                                                             ============================
Year ended February 28, 2005
 Shares sold ..........................                                          568,298   $    5,944,173
 Shares issued in reinvestment
  of distributions ....................                                          113,405        1,181,707
 Shares redeemed ......................                                         (448,979)      (4,664,299)
                                                                             ----------------------------
 Net increase (decrease) ..............                                          232,724   $    2,461,581
                                                                             ============================
CLASS C SHARES:
Six months ended August 31, 2005
 Shares sold ..........................          672,004   $    8,089,509        831,153   $    8,788,095
 Shares issued in reinvestment
  of distributions ....................           75,598          910,470         96,207        1,017,108
 Shares redeemed ......................         (349,503)      (4,200,971)      (460,802)      (4,867,977)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............          398,099   $    4,799,008        466,558   $    4,937,226
                                             ============================================================
Year ended February 28, 2005
 Shares sold ..........................          796,153   $    9,439,734      1,241,307   $   13,046,278
 Shares issued in reinvestment
  of distributions ....................          156,824        1,860,200        188,760        1,973,839
 Shares redeemed ......................       (1,330,206)     (15,669,991)    (1,482,117)     (15,454,855)
                                             ------------------------------------------------------------
 Net increase (decrease) ..............         (377,229)  $   (4,370,057)       (52,050)  $     (434,738)
                                             ============================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

---------------------------------------------------------------------------------------
SUBSIDIARY                                                      AFFILIATION
---------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                               Investment manager
Franklin Templeton Services LLC (FT Services)                   Administrative manager
Franklin Templeton Distributors Inc. (Distributors)             Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)    Transfer agent


204 | Semiannual Report

FRANKLIN TAX-FREE TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Funds, except the Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE      NET ASSETS
--------------------------------------------------------------------------------
        0.625%           Up to and including $100 million
        0.500%           Over $100 million, up to and including $250 million
        0.450%           Over $250 million, up to and including $10 billion
        0.440%           Over $10 billion, up to and including $12.5 billion
        0.420%           Over $12.5 billion, up to and including $15 billion
        0.400%           Over $15 billion, up to and including $17.5 billion
        0.380%           Over $17.5 billion, up to and including $20 billion
        0.360%           In excess of $20 billion

Prior to May 1, 2005, the annualized fee rate of 0.450% was applicable to net assets in excess of $250 million.

The Franklin Federal Limited-Term Tax-Free Income Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE      NET ASSETS
--------------------------------------------------------------------------------
        0.500%           Up to and including $100 million
        0.450%           Over $100 million, up to and including $250 million
        0.425%           Over $250 million, up to and including $500 million
        0.400%           In excess of $500 million

B. ADMINISTRATIVE FEES

The Franklin Federal Limited-Term Tax-Free Income Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the fund.

Under an agreement with Advisers, FT Services provides administrative services to all the Funds except the Franklin Federal Limited-Term Tax-Free Income Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' reimbursement distribution plans, the Funds, except the Franklin Federal Limited-Term Tax-Free Income Fund, reimburse Distributors up to 0.10% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Funds' shares. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.


                                                         Semiannual Report | 205

FRANKLIN TAX-FREE TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

Under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the sale and distribution of each Fund's shares up to a certain percentage per year of their average daily net assets of each class as follows:

                               ----------------------------------------------------------------------
                                                                                           FRANKLIN
                                 FRANKLIN      FRANKLIN      FRANKLIN      FRANKLIN        FEDERAL
                                 ARIZONA       COLORADO     CONNECTICUT     DOUBLE      INTERMEDIATE-
                                 TAX-FREE      TAX-FREE      TAX-FREE      TAX-FREE     TERM TAX-FREE
                               INCOME FUND    INCOME FUND   INCOME FUND   INCOME FUND    INCOME FUND
                               ----------------------------------------------------------------------
Class B ...................       0.65%            --            --            --             --
Class C ...................       0.65%          0.65%         0.65%         0.65%          0.65%

                               ----------------------------------------------------------------------
                                 FRANKLIN
                                 FEDERAL       FRANKLIN      FRANKLIN      FRANKLIN        FRANKLIN
                               LIMITED-TERM   HIGH YIELD    NEW JERSEY      OREGON       PENNSYLVANIA
                                 TAX-FREE      TAX-FREE      TAX-FREE      TAX-FREE        TAX-FREE
                               INCOME FUND    INCOME FUND   INCOME FUND   INCOME FUND    INCOME FUND
                               ----------------------------------------------------------------------
Class A ...................       0.15%            --            --            --             --
Class B ...................         --           0.65%         0.65%           --           0.65%
Class C ...................         --           0.65%         0.65%         0.65%          0.65%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                                -----------------------------------------------------
                                                  FRANKLIN       FRANKLIN     FRANKLIN     FRANKLIN
                                                   ARIZONA       COLORADO    CONNECTICUT    DOUBLE
                                                  TAX-FREE       TAX-FREE     TAX-FREE     TAX-FREE
                                                 INCOME FUND   INCOME FUND   INCOME FUND  INCOME FUND
                                                -----------------------------------------------------
Net sales charges received(a)................     $154,213       $67,949       $48,552      $119,020
Contingent deferred sales charges retained ..     $ 18,974       $ 1,459       $ 1,911      $ 10,086

                                                -----------------------------------------------------
                                                  FRANKLIN       FRANKLIN
                                                   FEDERAL       FEDERAL      FRANKLIN     FRANKLIN
                                                INTERMEDIATE-  LIMITED-TERM  HIGH YIELD   NEW JERSEY
                                                TERM TAX-FREE    TAX-FREE     TAX-FREE     TAX-FREE
                                                 INCOME FUND   INCOME FUND   INCOME FUND  INCOME FUND
                                                -----------------------------------------------------
Net sales charges received(a)................      $37,493         $ --       $979,432     $156,806
Contingent deferred sales charges retained ..      $12,037         $483       $201,383     $ 60,031

                                                ---------------------------
                                                  FRANKLIN       FRANKLIN
                                                   OREGON      PENNSYLVANIA
                                                  TAX-FREE       TAX-FREE
                                                 INCOME FUND    INCOME FUND
                                                ---------------------------
Net sales charges received(a)................     $171,001       $123,990
Contingent deferred sales charges retained...     $  3,776       $ 29,045

(a)   Net of commissions paid to unaffiliated broker/dealers


206 | Semiannual Report

FRANKLIN TAX-FREE TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were retained by Investor Services:

                                                -----------------------------------------------------
                                                  FRANKLIN       FRANKLIN     FRANKLIN     FRANKLIN
                                                   ARIZONA       COLORADO    CONNECTICUT    DOUBLE
                                                  TAX-FREE       TAX-FREE     TAX-FREE     TAX-FREE
                                                 INCOME FUND   INCOME FUND   INCOME FUND  INCOME FUND
                                                -----------------------------------------------------
Transfer agent fees..........................      $103,270       $54,720      $45,082      $70,244

                                                -----------------------------------------------------
                                                  FRANKLIN       FRANKLIN
                                                   FEDERAL       FEDERAL      FRANKLIN     FRANKLIN
                                                INTERMEDIATE-  LIMITED-TERM  HIGH YIELD   NEW JERSEY
                                                TERM TAX-FREE    TAX-FREE      TAX-FREE     TAX-FREE
                                                 INCOME FUND   INCOME FUND   INCOME FUND  INCOME FUND
                                                -----------------------------------------------------

Transfer agent fees..........................      $79,711        $5,093      $896,612     $160,496

                                                ---------------------------
                                                  FRANKLIN       FRANKLIN
                                                   OREGON      PENNSYLVANIA
                                                  TAX-FREE       TAX-FREE
                                                 INCOME FUND   INCOME FUND
                                                ---------------------------
Transfer agent fees..........................      $91,732       $164,151

F. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

For the Franklin Federal Limited-Term Tax-Free Income Fund, FT Services agreed in advance to voluntarily waive administrative fees. Additionally, Advisers agreed in advance to voluntarily waive a portion of management fees, as noted in the Statement of Operations. Total expenses waived by FT Services and Advisers are not subject to reimbursement by the fund subsequent to its fiscal year end.

4. INCOME TAXES

At February 28, 2005, the Funds had tax basis capital losses which may be carried over to offset future capital gains, if any. The capital loss carryforwards were as follows:

                                                -----------------------------------------------------
                                                  FRANKLIN       FRANKLIN     FRANKLIN     FRANKLIN
                                                   ARIZONA       COLORADO    CONNECTICUT     DOUBLE
                                                  TAX-FREE       TAX-FREE     TAX-FREE     TAX-FREE
                                                 INCOME FUND   INCOME FUND   INCOME FUND  INCOME FUND
                                                -----------------------------------------------------
Capital loss carryovers expiring in:
 2008........................................    $         --   $ 1,188,685  $ 2,457,013    $      --
 2009........................................              --     1,524,288      427,481           --
 2011........................................              --        81,665       53,698           --
 2012........................................      20,108,487     4,695,674    3,034,219           --
 2013........................................              --            --           --      200,921
                                                -----------------------------------------------------
                                                 $ 20,108,487   $ 7,490,312  $ 5,972,411    $ 200,921
                                                =====================================================


                                                         Semiannual Report | 207

FRANKLIN TAX-FREE TRUST

4. INCOME TAXES (CONTINUED)

                                                ----------------------------------------------
                                                  FRANKLIN
                                                   FEDERAL         FRANKLIN         FRANKLIN
                                                INTERMEDIATE-     HIGH YIELD       NEW JERSEY
                                                TERM TAX-FREE      TAX-FREE         TAX-FREE
                                                 INCOME FUND      INCOME FUND     INCOME FUND
                                                ----------------------------------------------
Capital loss carryovers expiring in:
 2006.........................................  $      95,778    $          --    $         --
 2008.........................................        314,284       37,171,665              --
 2009.........................................      1,207,419       73,985,675         251,316
 2010.........................................        614,893       63,519,381              --
 2011.........................................             --      131,377,453              --
 2012.........................................      2,156,839       50,621,589       2,933,869
 2013.........................................        373,568       35,250,377              --
                                                ----------------------------------------------
                                                $   4,762,781    $ 391,926,140    $  3,185,185
                                                ==============================================

                                                ------------------------------
                                                  FRANKLIN         FRANKLIN
                                                   OREGON        PENNSYLVANIA
                                                  TAX-FREE         TAX-FREE
                                                 INCOME FUND      INCOME FUND
                                                ------------------------------
Capital loss carryovers expiring in:
 2008.........................................  $   1,737,485    $   1,499,688
 2009.........................................        966,007        3,680,545
 2010.........................................      1,860,003        4,726,279
 2012.........................................      2,455,722               --
 2013.........................................             --          876,215
                                                ------------------------------
                                                $   7,019,217    $  10,782,727
                                                ==============================

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At February 28, 2005, the Franklin Federal Intermediate-Term Tax-Free Income Fund, the Franklin High Yield Tax-Free Income Fund and the Franklin New Jersey Tax-Free Income Fund deferred realized capital losses of $79,655, $5,040,264 and $42,566, respectively.

At August 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                ----------------------------------------------
                                                   FRANKLIN        FRANKLIN        FRANKLIN
                                                    ARIZONA        COLORADO       CONNECTICUT
                                                   TAX-FREE        TAX-FREE        TAX-FREE
                                                  INCOME FUND     INCOME FUND     INCOME FUND
                                                ----------------------------------------------
Cost of investments...........................  $ 867,563,300    $ 369,196,906   $ 286,112,071
                                                ==============================================

Unrealized appreciation.......................  $  68,225,039    $  28,744,127   $  18,758,585
Unrealized depreciation.......................             --             (120)        (28,274)
                                                ----------------------------------------------
Net unrealized appreciation (depreciation)....  $  68,225,039    $  28,744,007   $  18,730,311
                                                ==============================================


208 | Semiannual Report

FRANKLIN TAX-FREE TRUST

4. INCOME TAXES (CONTINUED)

                                                ----------------------------------------------------
                                                  FRANKLIN      FRANKLIN FEDERAL    FRANKLIN FEDERAL
                                                   DOUBLE       INTERMEDIATE-TERM    LIMITED-TERM
                                                  TAX-FREE          TAX-FREE            TAX-FREE
                                                 INCOME FUND       INCOME FUND         INCOME FUND
                                                ----------------------------------------------------
Cost of investments...........................  $  363,875,685   $    525,817,584    $    30,830,255
                                                ====================================================

Unrealized appreciation.......................  $   22,979,485   $     21,147,399    $        31,844
Unrealized depreciation.......................        (265,665)           (79,145)          (299,663)
                                                ----------------------------------------------------
Net unrealized appreciation (depreciation)....  $   22,713,820   $     21,068,254    $      (267,819)
                                                ====================================================

                                                ----------------------------------------------------
                                                   FRANKLIN          FRANKLIN           FRANKLIN
                                                  HIGH YIELD        NEW JERSEY           OREGON
                                                   TAX-FREE          TAX-FREE           TAX-FREE
                                                  INCOME FUND      INCOME FUND         INCOME FUND
                                                ----------------------------------------------------
Cost of investments...........................  $5,447,189,310   $    970,797,459    $   633,600,153
                                                ====================================================

Unrealized appreciation.......................  $  447,588,405   $     74,404,739    $    45,789,724
Unrealized depreciation.......................     (44,153,806)          (330,784)                --
                                                ----------------------------------------------------
Net unrealized appreciation (depreciation)....  $  403,434,599   $     74,073,955    $    45,789,724
                                                ====================================================

                                                --------------
                                                   FRANKLIN
                                                 PENNSYLVANIA
                                                   TAX-FREE
                                                  INCOME FUND
                                                --------------
Cost of investments...........................  $  782,756,948
                                                ==============

Unrealized appreciation.......................  $   53,786,371
Unrealized depreciation.......................         (38,047)
                                                --------------
Net unrealized appreciation (depreciation)....  $   53,748,324
                                                ==============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities and bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, bond workout expenditures and bond discounts.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2005, were as follows:

                                       -------------------------------------------------------------
                                         FRANKLIN        FRANKLIN        FRANKLIN        FRANKLIN
                                          ARIZONA        COLORADO       CONNECTICUT       DOUBLE
                                         TAX-FREE        TAX-FREE        TAX-FREE        TAX-FREE
                                        INCOME FUND     INCOME FUND     INCOME FUND     INCOME FUND
                                       -------------------------------------------------------------
Purchases............................  $ 124,666,462   $  63,327,574   $  22,524,097   $  41,145,976
Sales................................  $  96,804,771   $  49,458,683   $   9,523,094   $  13,574,627


                                                         Semiannual Report | 209

FRANKLIN TAX-FREE TRUST

5. INVESTMENT TRANSACTIONS (CONTINUED)

                                       -------------------------------------------------------------
                                         FRANKLIN        FRANKLIN
                                          FEDERAL         FEDERAL        FRANKLIN        FRANKLIN
                                       INTERMEDIATE-   LIMITED-TERM     HIGH YIELD      NEW JERSEY
                                       TERM TAX-FREE     TAX-FREE        TAX-FREE        TAX-FREE
                                        INCOME FUND     INCOME FUND     INCOME FUND     INCOME FUND
                                       -------------------------------------------------------------
Purchases............................  $  56,176,560   $   4,888,421   $ 506,421,104   $ 100,458,499
Sales................................  $  29,526,530   $   2,825,178   $ 306,000,481   $  56,171,484

                                       -----------------------------
                                         FRANKLIN         FRANKLIN
                                          OREGON        PENNSYLVANIA
                                         TAX-FREE         TAX-FREE
                                        INCOME FUND      INCOME FUND
                                       -----------------------------
Purchases............................  $  52,110,019   $  55,869,324
Sales................................  $  27,317,519   $  40,725,473

6. CREDIT RISK AND DEFAULTED SECURITIES

The Franklin High Yield Tax-Free Income Fund has 38.29% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August 31, 2005, the value of these securities was $20,347,581, representing 0.34% of the fund's net assets. The fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

7. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state, except for the Franklin Federal Intermediate-Term Tax-Free Income Fund, the Franklin Federal Limited-Term Tax-Free Income Fund and the Franklin High Yield Tax-Free Income Fund. Such concentration may subject the funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states.

8. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc.


210 | Semiannual Report

FRANKLIN TAX-FREE TRUST

8. REGULATORY MATTERS (CONTINUED)

INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The Trust did not participate in the CAGO settlement. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.

The Company, in addition to certain funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late


                                                         Semiannual Report | 211

FRANKLIN TAX-FREE TRUST

8. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


212 | Semiannual Report

FRANKLIN TAX-FREE TRUST

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT

At a meeting held February 28, 2005, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment advisory contract for each of the separate tax-exempt funds within the Trust ("Fund(s)"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper Financial Services ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment advisory contracts for all Funds were approved at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment advisory contract for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment advisory contract was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments


                                                         Semiannual Report | 213

FRANKLIN TAX-FREE TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager's best execution trading policies, as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties such as Dalbar, and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton Funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the contract renewals. The Lipper report prepared for each Fund showed the investment performance of its Class A shares in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2004, and for additional periods ended that date up to ten years depending on when a particular Fund commenced operations. Investment performance was shown on an income return basis, as well as a total return basis for each Fund. The Lipper report showed that the income return for each Fund, with one exception, was either in the highest quintile or second highest quintile of its performance universe during the one-year period, as well as during each of the previous year periods shown on an annualized basis. The Lipper report, with the same exception, showed the total return for each Fund to be either in the highest quintile or second highest quintile of its performance universe for the one-year period with varying results for prior periods, depending on the particular Fund. The Board expressed satisfaction with such performance, noting that the investment objective of each of the Funds is to obtain a high level of tax-exempt income. The one exception was Franklin Federal Limited-Term Tax-Free Income Fund whose income return was in the lowest quintile and total return was in the middle quintile of its Lipper performance universe. The Board was satisfied with management's explanation for such performance, which was that the Fund had not been in existence for more than a year and is of a relatively small size and noted that this Fund's management fees and other expenses had been partially absorbed by management.


214 | Semiannual Report

FRANKLIN TAX-FREE TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparisons, the Board relied upon a survey showing that the scope of management advisory services covered under a Fund's management contract were similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper report. In reviewing comparative costs, emphasis was given to each Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes an administrative charge as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Lipper report showed that the effective management fee rate for each Fund, with the exception of three small funds, was in either the least expensive quintile or second least expensive quintile of its Lipper expense group and that the actual total costs for all Funds were in the least expensive quintile of their respective Lipper expense group. The effective management fee rate for Franklin Federal Limited-Term Tax-Free Income Fund was at the median of its Lipper expense group. This Fund is one of the three smallest funds within Franklin Tax-Free Trust and in each case the Manager absorbed expenses so that the actual management fee paid was below the effective management fee rate. Based on the above, the Board was satisfied with the management fee and total expenses of each Fund in comparison to its Lipper expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each Fund. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that it had engaged on a biennial basis the Fund's independent accountants to perform certain procedures specified by the Board solely for its purpose and use. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Funds for purposes of determining profitability. Included in the analysis for each Fund were the revenue and related costs broken down separately from the management, underwriting and shareholder services functions provided by the Manager and its affiliates to each Fund, as well as the relative contribution of each Fund to the


                                                         Semiannual Report | 215

FRANKLIN TAX-FREE TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its investment advisory contract with each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some Funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a Fund. The Board also noted that economies of scale are shared with each Fund and its shareholders through management fee breakpoints so that as a Fund grows in size, its effective management fee rate declines. The fee structure under the investment advisory contract with each Fund provides an initial fee of 0.625% on the first $100 million of assets; 0.5% on the next $150 million of assets; and 0.45% on assets in excess of $250 million. Many of the Funds have grown to be larger than the $250 million level, however, and the Board discussed with management the prospect of adding further fee breakpoints. Management's position during such discussions was that the existing fee structure reaches a relatively low rate quickly as a Fund grows and that such low rate, in effect, reflects anticipated economies of scale as a Fund's assets increased beyond such level. In support of such position, management pointed out the favorable effective management fee and total expense comparisons for each Fund within its Lipper expense group as previously discussed under "Comparative Expenses." Management also observed and the Board recognized and accepted that the mere fact that a Fund has assets beyond the last breakpoint level does not mean that it no longer benefits from economies of scale since the continuous growth of assets being charged at the lowest breakpoint fee level results in a lower overall effective management fee rate. While intending to monitor future growth in Fund assets and the appropriateness of additional management fee breakpoints, the Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment advisory contract for each Fund provided a sharing of benefits with the Fund and its shareholders. At a Board meeting held April 19, 2005, management agreed to an additional series of management fee breakpoints beginning at the $10 billion asset level for each of the Funds.


216 | Semiannual Report

FRANKLIN TAX-FREE TRUST

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                         Semiannual Report | 217

                       This page intentionally left blank.

                       This page intentionally left blank.

                       This page intentionally left blank.

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/05                                          Not part of the semiannual report

     [LOGO](R)
 FRANKLIN TEMPLETON             One Franklin Parkway
    INVESTMENTS                 San Mateo, CA 94403-1906

|_|    WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
       Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TAX-FREE TRUST

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

TF3 S2005 10/05











      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A


      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   October 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   October 21, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date   October 21, 2005